                                                      REGISTRATION NO. 33-47949
                                                     REGISTRATION NO. 811-01705
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                           REGISTRATION STATEMENT
                                   UNDER
                         THE SECURITIES ACT OF 1933      [X]
                        Pre-Effective Amendment No.      [_]
                      Post-Effective Amendment No. 31    [X]
                                   AND/OR
                           REGISTRATION STATEMENT
                                   UNDER
                     THE INVESTMENT COMPANY ACT OF 1940  [X]
                             Amendment No. 255           [X]

                       (Check appropriate box or boxes)

                               -----------------

                              SEPARATE ACCOUNT A
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)

                               -----------------

                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001

                               -----------------

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On April 30, 2012 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.
    [_]75 days after filing pursuant to paragraph (a)(2) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

    Units of interest in Separate Account under variable annuity contracts.

================================================================================

MOMENTUM/SM/

Retirement Planning from AXA Equitable


PROSPECTUS DATED MAY 1, 2012


Please read and keep this prospectus for future reference. It contains important information that you should know before participating in or allocating amounts under the contract. This prospectus supersedes all prior prospectuses and supplements. You should read the prospectuses for each Trust which contain important information about the portfolios.

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WHAT IS MOMENTUM/SM/?

MOMENTUM/SM/ is a group deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It is a funding vehicle for employers who sponsor qualified retirement plans. The MOMENTUM/SM/ employer-sponsored retirement program includes 401(a) and 401(k) plans, which are described in this prospectus. The MOMENTUM/SM/ program consists of a defined contribution IRS pre-approved plan and trust ("Plan and Trust"), which we sponsor, and a pooled trust ("Pooled Trust") for employers who prefer to use their own qualified plan and trust.

This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements. The contract should also be read carefully.

The contract provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. Contributions accumulate on a tax-deferred basis. A contract owner may fund a plan by selecting any number of our investment options. The investment options include variable investment options and one guaranteed interest option ("investment options"). The contract investment options that the contract owner has chosen correspond to certain of the options offered under the 401(a) or 401(k) plans available to a participant. A contract owner is an employer or plan trustee.


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 VARIABLE INVESTMENT OPTIONS
----------------------------------------------------------------------------
 FIXED INCOME
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AXA Conservative Allocation/(1)/        EQ/Money Market
AXA Conservative-Plus Allocation/(1)/   EQ/PIMCO Ultra Short Bond
EQ/Core Bond Index                      EQ/Quality Bond PLUS
EQ/Global Bond PLUS                     Multimanager Core Bond
EQ/Intermediate Government Bond/(2)/    Multimanager Multi-Sector Bond
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 DOMESTIC STOCKS
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AXA Aggressive Allocation/(1)/          EQ/Mid Cap Index
AXA Moderate-Plus Allocation/(1)/       EQ/Mid Cap Value PLUS
EQ/AllianceBernstein Small Cap Growth   EQ/Montag & Caldwell Growth
EQ/AXA Franklin Small Cap Value Core    EQ/Morgan Stanley Mid Cap Growth
EQ/BlackRock Basic Value Equity         EQ/Small Company Index
EQ/Boston Advisors Equity Income        EQ/T. Rowe Price Growth Stock
EQ/Calvert Socially Responsible         EQ/UBS Growth and Income
EQ/Capital Guardian Research            EQ/Van Kampen Comstock
EQ/Common Stock Index                   EQ/Wells Fargo Omega Growth
EQ/Davis New York Venture               Multimanager Aggressive Equity
EQ/Equity 500 Index                     Multimanager Large Cap Core Equity
EQ/Equity Growth PLUS                   Multimanager Large Cap Value
EQ/GAMCO Mergers and Acquisitions       Multimanager Mid Cap Growth
EQ/GAMCO Small Company Value            Multimanager Mid Cap Value
EQ/JPMorgan Value Opportunities         Multimanager Small Cap Growth
EQ/Large Cap Core PLUS                  Multimanager Small Cap Value
EQ/Large Cap Growth Index               Multimanager Technology
EQ/Large Cap Growth PLUS                Target 2015 Allocation
EQ/Large Cap Value Index                Target 2025 Allocation
EQ/Large Cap Value PLUS                 Target 2035 Allocation
EQ/Lord Abbett Large Cap Core           Target 2045 Allocation
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 INTERNATIONAL STOCKS
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EQ/Global Multi-Sector Equity   EQ/International Value PLUS
EQ/International Core PLUS      EQ/MFS International Growth
EQ/International Equity Index   Multimanager International Equity
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 BALANCED/HYBRID
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AXA Moderate Allocation/(1)/
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(1)The AXA Allocation portfolios.

(2)This is the variable investment option's new name, effective on or about May 1, 2012. Please see ''Portfolios of the Trusts'' under ''Contract features and benefits'' later in this prospectus for the variable investment option's former name.


As permitted by your employer's plan, a participant may allocate amounts to any of the variable investment options subject to any restrictions that may apply. Each variable investment option is a sub-account of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of AXA Premier VIP Trust or EQ Advisors Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

GUARANTEED INTEREST OPTION. You also may allocate amounts to the guaranteed interest option. This option is part of our general account and pays interest at guaranteed rates.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information ("SAI") dated May 1, 2012, is a part of the registration statement. The SAI is available free of charge. A participant or contract owner may request one by writing to our processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095 or calling
(800) 528-0204. The SAI has been incorporated by this reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT INSURED BY THE FDIC OR ANY OTHER
AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #235268
                                                               MOMENTUM (IF/NB)

Contents of this Prospectus

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Index of key words and phrases                              4
Who is AXA Equitable?                                       5
How to reach us                                             6
MOMENTUM/SM /contract at a glance -- key features           8


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FEE TABLE                                                  10
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Examples                                                   11
Condensed financial information                            11


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1.CONTRACT FEATURES AND BENEFITS                           12
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How contributions can be made                              12
Save 1-2-3                                                 12
What are your investment options under the contract?       13
Portfolios of the Trusts                                   14
Selecting investment options (employers and plan trustees
  only)                                                    20
Allocating your contributions                              20


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2.DETERMINING YOUR CONTRACT'S VALUE                        21
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Your retirement account value                              21
Your contract's value in the variable investment options   21
Your contract's value in the guaranteed interest option    21


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3.TRANSFERRING YOUR MONEY AMONG INVESTMENT
  OPTIONS                                                  22
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Transferring your retirement account value                 22
Disruptive transfer activity                               22
Automatic asset rebalancing for participant retirement
  account values                                           23


-------------
When we use the words "we,""our" and "us" we mean AXA Equitable.
Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.



When we address the reader of this prospectus with words such as "you" and "your," we generally mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner, i.e., the employer or plan trustee, as applicable, or the individual who participates in an employer's plan funded by the MOMENTUM/SM/ contract. This individual is also referred to as the "participant."

2   CONTENTS OF THIS PROSPECTUS

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4.ACCESSING YOUR MONEY                                     25
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Withdrawals and termination                                25
Installment payments (Systematic withdrawals)              25
Forfeitures                                                25
Plan loans                                                 25
When to expect payments                                    26
Your annuity payout options                                26
Minimum distributions (Automatic minimum withdrawal
  option) -- over age 70 1/2                               27


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5. THE MOMENTUM/SM /PROGRAM                                28
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Plan and Trust                                             28
Pooled Trust                                               28
Governmental Trust                                         28
Trustee                                                    28
Employer's responsibilities                                29
Adopting the MOMENTUM/SM /program                          29


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6. PLAN RECORDKEEPING SERVICES                             30
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Basic recordkeeping option                                 30
Full-service recordkeeping option                          30


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7. CHARGES AND EXPENSES                                    31
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Charges that AXA Equitable deducts                         31
Charges under the contract                                 31
Charges that the Trusts deduct                             33
Charge reductions under special circumstances              33


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8. PAYMENT OF DEATH BENEFIT                                34
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Death benefit amount                                       34
Distribution of the death benefit                          34
Beneficiary's payment options                              34


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9. TAX INFORMATION                                         35
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Overview                                                   35
Buying a contract to fund a retirement arrangement         35
Tax aspects of contributions to a plan                     35
Tax aspects of distributions from a plan                   36
Certain rules applicable to plan loans                     39
Impact of taxes to AXA Equitable                           39
Certain rules applicable to plans designed to comply with
  Section 404(c) of ERISA                                  40


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10. MORE INFORMATION                                       41
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About Separate Account A                                   41
About the Trusts                                           41
About the general account                                  41
Dates and prices at which contract events occur            42
About your voting rights                                   42

About legal proceedings        43
Financial statements           43
Distribution of the contracts  43


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APPENDICES
----------------------------------

                  I  --  Original certificates             I-1
                 II  --  Condensed financial information  II-1


                                  ----------------------------------------------
                                  STATEMENT OF ADDITIONAL INFORMATION
                                    Table of contents
                                  ----------------------------------------------

                                                 CONTENTS OF THIS PROSPECTUS 3

Index of key words and phrases

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This index should help you locate more information on the terms used in this prospectus.


                                      PAGE

active loan                              32
annuitant                                27
annuity payout option                    26
beneficiary                              34
business day                         12, 42
contract values                      21, 26
contributions                            12
default option                           25
disruptive transfer activity             22
DOL                                      28
elective deferrals                       36
Employer Plan Administration Center       6
ERISA                                28, 39
Governmental Trust                       28
guaranteed interest option            1, 20
investment options                    1, 13
IRA                                      37


                             PAGE
IRS                             35
market timing                   22
participant                  2, 27
participation date               9
participation year               9
Plan and Trust               1, 28
Pooled Trust                 1, 28
portfolio                    1, 14
processing office             1, 6
retirement account value        21
SAI                              1
takeover loans                  25
Trusts                       1, 41
unit                            21
unit investment trust           41
variable investment options  1, 13
VRU                              6


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. AXA Advisors, LLC's financial professional can provide further explanation about your contract.

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 PROSPECTUS                            CONTRACT OR SUPPLEMENTAL MATERIALS
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variable investment options            Investment Funds or Investment
                                       Divisions

unit                                   Accumulation Unit

unit value                             Accumulation Unit Value

guaranteed interest option             Guaranteed Interest Account
-----------------------------------------------------------------------------

We also have contracts that we refer to as "original contracts/certificates." These certificates are no longer available for new purchasers. Any information about original certificates which is different from the current contracts we offer can be found in Appendix I at the end of this prospectus, which will be referenced throughout this prospectus when it applies.

4   INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

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We are AXA Equitable Life Insurance Company ("AXA Equitable"), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc. (the "parent"), a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc. and AXA Equitable Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $508.0 billion in assets as of December 31, 2011. For more than 150 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


                                                      WHO IS AXA EQUITABLE?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.
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 FOR ALL COMMUNICATIONS SENT BY REGULAR MAIL:
  AXA Equitable
  Defined Contribution Services
  P.O. Box 8095
  Boston, MA 02266-8095
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 FOR ALL COMMUNICATIONS SENT BY EXPRESS DELIVERY:
  AXA Equitable
  Defined Contribution Services
  30 Dan Road Canton, MA 02021
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 REPORTS WE PROVIDE:
..   written confirmation of financial transactions; and

..   quarterly statement of retirement account values as of the close of each plan year quarter.
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 VOICE RESPONSE UNIT ("VRU"), INTERNET ACCESS

The VRU is designed to provide up-to-date information via touch-tone telephone. A contract owner may elect the VRU and authorize us to accept participant instructions with respect to amounts attributable to their plan account values under the contract. The initial personal identification number ("PIN") is the last four digits of the Participant's Social Security Number and can be used upon participant enrollment in your plan. Our VRU system has been enhanced with voice recognition technology to accept spoken prompts.


Our participant service site is designed to provide information through the Internet on:

..   current contract values used to determine values for participant retirement account values;

..   current allocation percentages;

..   the number of units in the variable investment options attributable to participant retirement account values; and

..   the daily unit values for the contract variable investment options.

Subject to plan provisions, a participant can also:

..   request changes to allocation percentages and/or transfers among investment options;

..   elect to receive confirmations and quarterly statements electronically; and


..   request changes of the Internet password (not available through the VRU).


Employer Plan Administration Center, our Plan Sponsor site, gives the Plan Sponsor access to plan data, plan level fund and source balances, and individual participant's accounts. You can obtain information on:

..   current contract value;

..   current participant allocation percentages, loan information, account values, and investment options;

..   the total number of units in the variable investment options; and

..   the daily unit values for the contract variable investment options.

The following features are also available online (please see Employer Plan Administration Center at www.axa-equitable.com for more detailed information):

..   Forms download;

..   Contribution upload/download;

..   Address changes;

..   Disclosure brochure;

..   Administration manual;

..   Enrollment; and

..   Performance information.


The VRU and Internet access are normally available seven days a week, 24 hours a day. However, on a day that AXA Equitable is not open for business, any request will be processed on the next business day. Any transfer requests that are received prior to 4:00 p.m. Eastern Time (or if the New York Stock Exchange closes earlier, such earlier time) will be processed as of the close of business on the date the request is made and any transfer request received after 4:00 p.m. Eastern Time will be effective as of the close of business on the next business day following the request.

To use the VRU call toll-free, (800) 821-7777. To use our Internet access, or to use the Employer Plan Administration Center, visit our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of instructions communicated by telephone or the Internet. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following the telephone or Internet instructions we reasonably believe to be genuine. We reserve the right to terminate or modify any telephone or automated transfer/ withdrawal service we provide upon 90 days' written notice.

We reserve the right to limit access to these services if we determine that you are engaged in disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day from Monday through Thursday 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time.

6   WHO IS AXA EQUITABLE?

You may obtain daily unit values for the variable investment options and other information regarding MOMENTUM/SM/ and your account.

Hearing or speech-impaired clients may obtain information regarding MOMENTUM/SM/ contracts by dialing, toll-free, the AT&T national relay number
(800) 855-2880. This service enables clients with a telecommunications device for the deaf ("TDD") to have their message or questions relayed to our customer service department Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE WHICH SHOULD BE AVAILABLE THROUGH YOUR EMPLOYER OR PLAN TRUSTEE:

(1)address changes (can be done online at our website as well);


(2)change of investments and allocations (can be done online at our website or via the VRU as well);

(3)transfers among investment options (can be done online at our website or via the VRU as well);


(4)asset (retirement account value) rebalancing;

(5)loan application;

(6)all partial and full withdrawal requests.

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)Asset (retirement account value) rebalancing;

(2)The date annuity payments are to begin; and

(3)Systematic Withdrawal Option.

SIGNATURES:

The proper person to sign forms, notices and requests is normally the participant and the authorized individual or employer or plan trustee.


                                                      WHO IS AXA EQUITABLE?  7

MOMENTUM/SM/ contract at a glance -- key features


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PROFESSIONAL INVESTMENT     MOMENTUM/SM/ variable investment options invest in
MANAGEMENT                  different portfolios sub-advised by professional investment advisers.
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GUARANTEED INTEREST OPTION  .   Principal and interest guarantees
                            .   Interest rates set periodically
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TAX ADVANTAGES  .   On earnings inside the contract                No tax until you make withdrawals under the Plan.
                -----------------------------------------------------------------------------------------------------
                .   On transfers inside the contract               No tax on transfers among investment options.
                -----------------------------------------------------------------------------------------------------

                      Because you are purchasing or contributing to an annuity
                      contract to fund an employer retirement plan quali- fied
                      under Section 401 of the Internal Revenue Code ("Code"),
                      you should be aware that the contract meets Code
                      qualification requirements but does not provide tax
                      deferral benefits beyond those already provided by the
                      Code. You should consider whether the contract's features
                      and benefits beyond tax deferral meet your needs and goals.
                      You may also want to consider the relative features,
                      benefits and costs of the contract with any other
                      investment that you may use in connection with your
                      retirement plan or arrangement. (For more information, see
                      "Tax information" later in this prospectus for your
                      specific type of retirement arrangement.)
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ACCESS TO YOUR MONEY  .   Partial withdrawals
                      .   Automatic minimum withdrawal option (required minimum
                          distributions)
                      .   Plan loans
                      .   Full withdrawal
                      ------------------------------------------------------------
                      You may incur a withdrawal charge for certain withdrawals.
                      You may also incur income tax and a penalty tax.
                      ------------------------------------------------------------
                      Depending on the terms of the employer's plan, not all
                      features are available and access to amounts attribut- able to participant plan account values may be limited.
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PAYOUT OPTIONS        .   Fixed annuity payout options
                      .   Variable Immediate Annuity payout options (as described
                          in a separate prospectus for that option)
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ADDITIONAL FEATURES   .   Automatic transfer options
                      .   Asset (Retirement account value) rebalancing
                      .   No charge on transfers among investment options
                      .   Waiver of withdrawal charge under certain circumstances
                      .   Minimum death benefit
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SERVICES WE PROVIDE   .   Two plan recordkeeping options
                      .   Educational materials and seminars to assist retirement
                          planning needs of plan participants
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8   MOMENTUM/SM/ CONTRACT AT A GLANCE -- KEY FEATURES

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FEES AND CHARGES  .   We deduct a daily charge at a maximum effective annual
                      rate of 1.49% for the EQ/ Common Stock Index and
                      EQ/Money Market options, and 1.34% of the assets
                      invested in all other variable investment options.
                      Also, for the Multimanager Aggressive Equity, AXA
                      Moderate Allocation, EQ/Common Stock Index, and
                      EQ/Money Market options, the combined option and
                      portfolio expenses may not exceed an annual rate of
                      1.75%.
                  .   Administrative charge:
                      Generally $30 annually per participant.
                  .   Plan loan charges:
                      $25 set-up fee deducted on a per plan participant basis;
                      $6 quarterly recordkeeping fee while a loan is active
                      deducted on a per plan participant basis.
                  .   Plan recordkeeping services (billed to employer):
                      $300 annually for basic recordkeeping option;
                      Additional fees for full-service recordkeeping option.
                  .   Withdrawal charge:
                      6% of withdrawals that exceed the free withdrawal
                      amount or the amount withdrawn attributable to
                      contributions that were made by a participant in the
                      current and five prior participation years, whichever
                      is less. There is no charge in any participation year
                      in which the amount withdrawn does not exceed 10% of a
                      participant's retirement account value plus any active
                      loan at the time of your withdrawal request, minus
                      prior withdrawals in that participation year. This is
                      the free withdrawal amount. There are many
                      circumstances under which the withdrawal charge will
                      not apply. They are discussed under "Charges and
                      expenses" later in this prospectus.
                  ----------------------------------------------------------------
                  The 12-month period beginning on a participation date and
                  each 12-month period thereafter is a "participation year."
                  The "participation date" is the date we receive an
                  individual's properly completed and signed enrollment form and any other required documents at our processing office
                  or the date we receive their initial contribution, if
                  earlier. For partici- pants in plans that converted to
                  MOMENTUM/SM /from our EQUI-VEST(R) Corporate Trusteed
                  contract, the participation date is the same participation date as in the EQUI-VEST(R) Corporate Trusteed certificate relating to that participant. If more than one EQUI-VEST(R)
                  Corporate Trusteed certificate is in force with respect to a participant, then the participation date will be the
                  earliest participation date.
                  ----------------------------------------------------------------
                  .   We deduct a charge designed to approximate certain
                      taxes that may be imposed on us, such as premium taxes
                      in a participant's state. This charge is generally
                      deducted from the amount applied to an annuity payout
                      option.
                  .   Annual expenses of each Trust's portfolios are
                      calculated as a percentage of the average daily net
                      assets invested in each portfolio. Please see "Fee
                      table" later in this prospectus for details.
                  .   No sales charge deducted when contributions are made.
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THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO CERTAIN VARIABLE INVESTMENT OPTIONS AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT ARE NOT NECESSARILY AVAILABLE IN ALL STATES OR AT CERTAIN AGES.

For more detailed information we urge you to read the contents of this prospectus, as well as the MOMENTUMSM contract. This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The prospectus should be read carefully before investing. Please feel free to speak with AXA Advisors, LLC's financial professional, or call us to discuss any questions.

OTHER CONTRACTS

We offer plan sponsors a variety of variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered in the MOMENTUM/SM/ contract offered by this prospectus. Upon request, AXA Advisors, LLC's financial professional can show you information regarding other AXA Equitable annuity contracts.

                           MOMENTUM/SM/ CONTRACT AT A GLANCE -- KEY FEATURES 9

Fee table

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

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 CHARGES WE DEDUCT FROM YOUR RETIREMENT ACCOUNT VALUE AT THE
 TIME YOU REQUEST CERTAIN TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
Sales load on purchases                                   None
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Transfer fees                                             None
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Maximum withdrawal charge of the amount withdrawn or      6.00%
the contributions made in the current and five prior
participation years (deducted when your contract is
surrendered or certain withdrawals are made)./(1)/
-----------------------------------------------------------------------------------------------------------
Plan loan charges/(2)/                                    $25 maximum per loan when loan is made + $6 per
                                                          quarter

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract,
not including underlying trust portfolio fees and expenses.
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 CHARGES WE DEDUCT PERIODICALLY FROM YOUR ACCOUNT VALUE
-----------------------------------------------------------------------------------------------------------
Quarterly administrative charge/(3)/                      $7.50 Per Participant
(If a participant's retirement account value is           ($0)
$25,000 or more)
-----------------------------------------------------------------------------------------------------------

Annual basic recordkeeping charge/(4)/                    $300 Per Plan
-----------------------------------------------------------------------------------------------------------
 CHARGES WE DEDUCT FROM YOUR VARIABLE INVESTMENT OPTIONS
 EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------------

                                                             EQ/MONEY MARKET, AND   ALL OTHER VARIABLE INVESTMENT OPTIONS
                                                             EQ/COMMON STOCK INDEX

Separate account annual expenses:
Mortality and expense risks/(5)/                             0.65%                  0.50%

Other expenses                                               0.84%                  0.84%
                                                             -----                  -----
TOTAL SEPARATE ACCOUNT A ANNUAL EXPENSES/(6)/                1.49%                  1.34%
--------------------------------------------------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.


---------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY
 NET ASSETS
---------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2011           Lowest Highest
(expenses that are deducted from portfolio assets including
management fees, 12b-1 fees, service fees, and/or other      0.62%  1.55%
expenses)/(7)/
---------------------------------------------------------------------------

Notes:

(1)The maximum withdrawal charge is 6% of the amount withdrawn or the contributions made in the current and five prior participation years, whichever is less. Important exceptions and limitations may eliminate or reduce the withdrawal charge.

(2)Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis.

(3)The administrative charge is currently $7.50 or, if less, 0.50% of a participant's retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. We do not currently assess this charge for any calendar quarter in which the retirement account value plus any active loan is $25,000 or more on the last business day of that calendar quarter. We have reserved the right to increase this charge.

(4)We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option. We charge a fee of $25 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive, or increase these charges upon 90 days' written notice to the employer or plan trustee.

(5)A portion of this charge is for providing the death benefit.

10  FEE TABLE

(6)The total Separate Account A annual expenses deducted from the variable investment options and the total annual expenses of EQ Advisors Trust and AXA Premier VIP Trust, when added together, are not permitted to exceed a total annual rate of 1.75% of the value of the assets held in each of the AXA Moderate Allocation, Multimanager Aggressive Equity, EQ/Common Stock Index and EQ/Money Market options. Without this expense limitation, total annual expenses deducted from those variable investment options plus annual expenses of the applicable Trust for 2009 would have been as follows; 2.48% for the AXA Moderate Allocation option, 2.05% for the Multimanager Aggressive Equity option, 1.95% for the EQ/Common Stock Index option, and 1.96% for the EQ/Money Market option.


(7)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2011, if applicable, and for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index portfolio and EQ/Small Company Index portfolio. The "Highest" represents the total annual operating expenses of the Target 2045 Allocation portfolio.


EXAMPLES

These examples are intended to help you compare the cost of investing in the MOMENTUM/SM/ contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses). For a complete description of portfolio charges and expenses, please see the prospectus for each Trust.


The examples below show the expenses (which expenses are directly reflected in the participant's retirement account value) that a hypothetical contract owner would pay in the situations illustrated. These examples use a quarterly administrative charge based on the charges paid in 2011, which results in an estimated administrative charge of 0.0756% of contract value. (Actual administrative charges may be less if you, as employer, are billed directly for the quarterly administrative charge or if we do not deduct the quarterly administrative charge.) The examples do not reflect the $300 annual charge for basic recordkeeping services, which we bill directly to the employer, except for plans with 10 or fewer participants.


The guaranteed interest option is not covered by the fee table and examples. However, the quarterly administrative charge, the withdrawal charge, the plan loan charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the guaranteed interest option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the certificate for the time periods indicated and that your investment has a 5% return each year. The examples also assume (i) maximum contract charges rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus; (ii) the total annual expenses of the portfolios (before expense limitations) set forth in the previous tables; and (iii) there is no waiver of the withdrawal charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

MOMENTUM/SM/


-------------------------------------------------------------------------------------------------------------------
                                                                               IF YOU ANNUITIZE AT THE END OF THE
                                                                               APPLICABLE TIME PERIOD AND SELECT A
                                         IF YOU SURRENDER YOUR CONTRACT AT THE NON-LIFE CONTINGENT PERIOD CERTAIN
                                         END OF THE APPLICABLE TIME PERIOD             ANNUITY OPTION
-------------------------------------------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR  3 YEARS  5 YEARS  10 YEARS
-------------------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $861    $1,522    $2,209    $3,390    $861   $1,522   $2,209    $3,390
-------------------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $769    $1,247    $1,731    $2,433    $769   $1,247   $1,731    $2,433
-------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------

                                          IF YOU DO NOT SURRENDER YOUR
                                         CONTRACT AT THE END OF THE APPLICABLE
                                                   TIME PERIOD
------------------------------------------------------------------------------
                                         1 YEAR   3 YEARS   5 YEARS  10 YEARS
------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the portfolios      $311     $951     $1,616    $3,390
------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the portfolios      $214     $659     $1,131    $2,433
------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the periods shown for the variable investment options available as of December 31, 2011.


                                                                  FEE TABLE  11

1. Contract features and benefits


--------------------------------------------------------------------------------

HOW CONTRIBUTIONS CAN BE MADE

Employers and plan trustees, as applicable, may make contributions at any time by either ACH transfer, wire transfer or check. Participants should not send contributions directly to AXA Equitable. There is no minimum contribution amount, however, we have the right to require a minimum aggregate amount of contributions. All contributions made by check must be drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We do not accept third-party checks endorsed to us except for rollover contributions from a qualified plan, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

An initial contribution must generally be accompanied by all properly completed forms. Failure to use the proper form, or to complete the form properly, may result in a delay in crediting contributions. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. Employers should send all contributions to AXA Equitable at the processing office. See "How to reach us" earlier in this prospectus.

The contract owner may instruct us to accept a participant's plan investment allocations as the contract allocation with respect to plan assets attributable to a participant's retirement account value. If so instructed, we will allocate contributions under the contract according to the allocation percentages specified on a participant's enrollment form. In the absence of direct instructions from the contract owner, if we receive an initial contribution before we receive a signed enrollment form or the allocation instructions on the form are incomplete (e.g., do not add up to 100%), we will notify the employer or plan trustee, as applicable, and request corrected instructions. The contract owner may also instruct us as to participants' investment allocations pursuant to the Save 1-2-3 program, as described below.

We will return the contribution to the employer or plan trustee, as applicable, in five business days, if we have not received the signed form or corrected allocation instructions, unless we have obtained the appropriate authorization to continue to hold the contribution.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. For more information about our business day and our pricing of transactions, please see "Dates and prices at which contract events occur."
--------------------------------------------------------------------------------

SAVE 1-2-3

Employers and plan trustees, as applicable, may elect the Save 1-2-3 program under the MOMENTUM/SM/ contract. Save 1-2-3 includes several features designed to promote increased retirement savings by participants, including Automatic Enrollment, Automatic Investment and Automatic Deferral Increase. Employers or plan trustees that choose to use the Save 1-2-3 program may elect any or all of the features described below that suit their plans' needs. Please note that not all features may be available in all plans. Participants are encouraged to speak with their employers, to learn more information about the details of the Save 1-2-3 program available under their plans.

AUTOMATIC ENROLLMENT

If the Automatic Enrollment feature is elected, all eligible employees will be enrolled under the MOMENTUM/SM/ contract, at the salary deferral percentage mandated by the terms of their plan and not inconsistent with the Code. Participants can choose to allocate their contributions among the investment options, but if they do not choose an allocation by the cut off date under their plan, their contributions will be allocated automatically to the default option selected under the plan, which may be the participant default Automatic Investment option described below, or, if that option is not selected, a general default option for the plan. In order to elect the Automatic Enrollment feature, employers or plan trustees must provide census information via the Employer Plan Administration Center at www.axa-equitable.com for all employees, including employees who are eligible and not contributing as well as ineligible employees.

Eligible employees have the right to opt out of the plan altogether. However, if they do not opt out by the cut off date under their plan, they will be automatically enrolled, and a percentage of their compensation will be contributed to the plan. The Code provides that participants have the right to opt out of the plan within 90 days of their initial contribution. Participants may also have the right to withdraw any contributions into the plan (as adjusted for investment performance) from the plan if they opt out during that 90-day period, if the plan permits such withdrawals. If their plan does not permit such withdrawals during the first 90 days, their ability to make withdrawals will be subject to the same terms and conditions described in the section entitled "Withdrawals and termination" under "Accessing your money" later in this prospectus. Participants have the right to cease making further contributions at any time. In addition, employers are required to provide participants, each plan year, with a notice of their rights to cease contributions, change the contribution amount and how contributions are invested in the absence of any investment decision by the participant.

AUTOMATIC INVESTMENT

Save 1-2-3 permits an employer or plan sponsor to choose the investment options into which contributions are to be allocated if no selection has been made for a participant's contributions. The Automatic Investment feature may be a single investment option or a mix of the investment options available under the plan that satisfied the Code and applicable regulatory requirements. The Automatic Investment option(s) may be different than the general default investment option under the plan. The general default investment option does not qualify as a Qualified Default Investment Alternative

12  CONTRACT FEATURES AND BENEFITS

("QDIA") and as a result does not satisfy the Department of Labor "safe harbor" requirement of a QDIA. The plan sponsor has a fiduciary duty to determine the appropriate default option for the plan. If the employer or plan trustee selects the Target Date Allocation portfolios (namely, the Target 2015 Allocation portfolio, Target 2025 Allocation portfolio, Target 2035 Allocation portfolio and Target 2045 Allocation portfolio) as the participant default Automatic Investment feature, participants will automatically be placed in the appropriate Target Date Allocation portfolio based on their date of birth and the plan's retirement age. AXA Equitable assumes that 65 is the normal retirement age, unless the employer or plan trustee provides a different age.


AUTOMATIC DEFERRAL INCREASE

Employers or plan trustees can also choose the Automatic Deferral Increase feature. Under this feature, participants' salary deferral percentage will automatically increase each year at a specified percentage until it reaches a maximum deferral percentage. The rate of the annual increase and the maximum deferral percentage is mandated by the terms of the plan.

Participants who want to opt out of any or all of these features can do so by visiting our website at www.axa-equitable.com. Participants whose contributions have been allocated to the default option can transfer their account value to other investment options available under the MOMENTUM/SM/ contract as described in the section entitled "Transferring your money among investment options" later in this prospectus.

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

The investment options are the variable investment options and the guaranteed interest option.

VARIABLE INVESTMENT OPTIONS

Investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Only 25 investment options can be active at any one time. Listed below are the currently available portfolios, their investment objectives and their advisers.

--------------------------------------------------------------------------------
The employer or plan trustee, as applicable, can choose from among the variable investment options.
--------------------------------------------------------------------------------

                                              CONTRACT FEATURES AND BENEFITS 13

PORTFOLIOS OF THE TRUSTS

We offer affiliated Trusts, which in turn offer one or more portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio, if any. The chart below also shows the currently available portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC indirectly receives 12b-1 fees from affiliated portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the portfolios' average daily net assets. The portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective portfolios. It may be more profitable for us to offer affiliated portfolios than to offer unaffiliated portfolios.


As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the portfolios. (See the portfolios' prospectuses for more information.) These fees and payments will reduce the underlying portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying portfolios. These fees and payment arrangements may create an incentive for us to select portfolios (and classes of shares of portfolios) that pay us higher amounts.


The AXA Allocation portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected 'for inclusion in the AXA Allocation portfolios by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation portfolios than certain other portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the underlying portfolio prospectuses, the AXA Allocation portfolios and certain other affiliated portfolios use futures and options to reduce the portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions.

The investment strategies of the portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract.


-------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                      INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                 AS APPLICABLE)
-------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE        Class B     Seeks long-term capital appreciation.        AXA Equitable Funds Management
  ALLOCATION                                                                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE      Class B     Seeks a high level of current income.        AXA Equitable Funds Management
  ALLOCATION                                                                      Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA                   Class B     Seeks current income and growth of           AXA Equitable Funds Management
  CONSERVATIVE-PLUS               capital, with a greater emphasis on             Group, LLC
  ALLOCATION                      current income.
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE          Class A     Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                      current income.                                 Group, LLC
-------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS     Class B     Seeks long-term capital appreciation and     AXA Equitable Funds Management
  ALLOCATION                      current income, with a greater emphasis         Group, LLC
                                  on capital appreciation.
-------------------------------------------------------------------------------------------------------------------

14  CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                       INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                  AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class A     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  AGGRESSIVE EQUITY               capital with an emphasis on risk-adjusted    AXA Equitable Funds Management
                                  returns and managing volatility in the          Group, LLC
                                  portfolio.                                   ClearBridge Advisors, LLC
                                                                               Legg Mason Capital Management,
                                                                                  LLC
                                                                               Marsico Capital Management, LLC
                                                                               T. Rowe Price Associates, Inc.
                                                                               Westfield Capital Management
                                                                                  Company, L.P.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE     Class B     Seeks a balance of high current income       BlackRock Financial Management,
  BOND                              and capital appreciation, consistent         Inc.
                                    with a prudent level of risk.              Pacific Investment Management
                                                                                 Company LLC
                                                                               SSgA Funds Management, Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks to achieve long-term growth of         AXA Equitable Funds Management
  INTERNATIONAL                     capital with an emphasis on risk-            Group, LLC
  EQUITY                            adjusted returns and managing              BlackRock Investment Management,
                                    volatility in the portfolio.                 LLC
                                                                               EARNEST Partners, LLC
                                                                               J.P. Morgan Investment
                                                                                 Management Inc.
                                                                               Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP CORE EQUITY                   capital with an emphasis on risk-          AXA Equitable Funds Management
                                    adjusted returns and managing                Group, LLC
                                    volatility in the portfolio.               Janus Capital Management, LLC
                                                                               Thornburg Investment Management,
                                                                                 Inc.
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE    Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP VALUE                         capital with an emphasis on risk-          AXA Equitable Funds Management
                                    adjusted returns and managing                Group, LLC
                                    volatility in the portfolio.               Institutional Capital LLC
                                                                               MFS Investment Management
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of         AllianceBernstein L.P.
  CAP GROWTH                        capital with an emphasis on risk-          AXA Equitable Funds Management
                                    adjusted returns and managing                Group, LLC
                                    volatility in the portfolio.               BlackRock Investment Management,
                                                                                 LLC
                                                                               Franklin Advisers, Inc.
                                                                               Wellington Management Company,
                                                                                 LLP
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID      Class B     Seeks to achieve long-term growth of         AXA Equitable Funds Management
  CAP VALUE                         capital with an emphasis on risk-            Group, LLC
                                    adjusted returns and managing              BlackRock Investment Management,
                                    volatility in the portfolio.                 LLC
                                                                               Diamond Hill Capital Management,
                                                                                 Inc.
                                                                               Knightsbridge Asset Management,
                                                                                 LLC
--------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class A     Seeks high total return through a            Pacific Investment Management
  MULTI-SECTOR BOND                 combination of current income and            Company LLC
                                    capital appreciation.                      Post Advisory Group, LLC
                                                                               SSgA Funds Management, Inc.
--------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 15

----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST                                                                         INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME      SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Class B     Seeks to achieve long-term growth of           AXA Equitable Funds Management
  CAP GROWTH                        capital with an emphasis on risk-               Group, LLC
                                    adjusted returns and managing                BlackRock Investment
                                    volatility in the portfolio.                    Management, LLC
                                                                                 Lord, Abbett & Co. LLC
                                                                                 Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                 NorthPointe Capital, LLC
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL    Class B     Seeks to achieve long-term growth of           AXA Equitable Funds Management
  CAP VALUE                         capital with an emphasis on risk-               Group, LLC
                                    adjusted returns and managing                BlackRock Investment
                                    volatility in the portfolio.                    Management, LLC
                                                                                 Franklin Advisory Services, LLC
                                                                                 Horizon Asset Management, LLC
                                                                                 Pacific Global Investment
                                                                                    Management Company
----------------------------------------------------------------------------------------------------------------------
MULTIMANAGER          Class B     Seeks long-term growth of capital.             AXA Equitable Funds Management
  TECHNOLOGY                                                                        Group, LLC
                                                                                 RCM Capital Management, LLC
                                                                                 SSgA Funds Management, Inc.
                                                                                 Wellington Management Company,
                                                                                    LLP
----------------------------------------------------------------------------------------------------------------------
TARGET 2015           Class B     Seeks the highest total return over time       AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return       Group, LLC
                                  includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------
TARGET 2025           Class B     Seeks the highest total return over time       AXA Equitable Funds Management
  ALLOCATION                      consistent with its asset mix. Total return       Group, LLC
                                  includes capital growth and income.
----------------------------------------------------------------------------------------------------------------------


TARGET 2035 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
TARGET 2045 ALLOCATION     Class B     Seeks the highest total return over time       AXA Equitable Funds Management
                                       consistent with its asset mix. Total return       Group, LLC
                                       includes capital growth and income.
---------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                  INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                    AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Class IA    Seeks to achieve long-term growth of           AllianceBernstein L.P.
  SMALL CAP GROWTH                     capital.
---------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Class IB    Seeks to achieve long-term total return        AXA Equitable Funds Management
  CAP VALUE CORE                       with an emphasis on risk-adjusted returns         Group, LLC
                                       and managing volatility in the portfolio.      BlackRock Investment
                                                                                         Management, LLC
                                                                                      Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE   Class IB    Seeks to achieve capital appreciation and      BlackRock Investment
  EQUITY                               secondarily, income.                              Management, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS         Class IB    Seeks a combination of growth and              Boston Advisors, LLC
  EQUITY INCOME                        income to achieve an above-average and
                                       consistent total return.
---------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Class IB    Seeks to achieve long-term capital             Bridgeway Capital Management,
  RESPONSIBLE                          appreciation.                                     Inc.
                                                                                      Calvert Investment Management
                                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN        Class IB    Seeks to achieve long-term growth of           Capital Guardian Trust Company
  RESEARCH                             capital.
---------------------------------------------------------------------------------------------------------------------------


16  CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Class IA    Seeks to achieve a total return before       AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell 3000
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Class IB    Seeks to achieve a total return before       AXA Equitable Funds Management
                                       expenses that approximates the total            Group, LLC
                                       return performance of the Barclays           SSgA Funds Management, Inc.
                                       Intermediate U.S. Government/Credit
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Barclays Intermediate U.S.
                                       Government/Credit Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE  Class IB    Seeks to achieve long-term growth of         Davis Selected Advisers, L.P.
                                       capital.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Class IA    Seeks to achieve a total return before       AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the S&P 500 Index,
                                       including reinvestment of dividends, at a
                                       risk level consistent with that of the S&P
                                       500 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH PLUS      Class IB    Seeks to achieve long-term growth of         AXA Equitable Funds Management
                                       capital with an emphasis on risk-adjusted       Group, LLC
                                       returns and managing volatility in the       BlackRock Capital Management,
                                       portfolio.                                      Inc.
                                                                                    BlackRock Investment
                                                                                       Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Class IB    Seeks to achieve capital appreciation.       GAMCO Asset Management, Inc.
  ACQUI- SITIONS
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Class IB    Seeks to maximize capital appreciation.      GAMCO Asset Management, Inc.
  VALUE
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS        Class IB    Seeks to achieve capital growth and          AXA Equitable Funds Management
                                       current income.                                 Group, LLC
                                                                                    BlackRock Investment
                                                                                       Management, LLC
                                                                                    First International Advisors, LLC
                                                                                    Wells Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR     Class IB    Seeks to achieve long-term capital           AXA Equitable Funds Management
  EQUITY                               appreciation with an emphasis on risk-          Group, LLC
                                       adjusted returns and managing volatility     BlackRock Investment
                                       in the portfolio.                               Management, LLC
                                                                                    Morgan Stanley Investment
                                                                                       Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Class IA    Seeks to achieve a total return before       AXA Equitable Funds Management
  GOVERNMENT BOND/(1)/                 expenses that approximates the total            Group, LLC
                                       return performance of the Barclays           SSgA Funds Management, Inc.
                                       Intermediate U.S. Government Bond
                                       Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Barclays Intermediate U.S.
                                       Government Bond Index.
--------------------------------------------------------------------------------------------------------------------------


                                              CONTRACT FEATURES AND BENEFITS 17

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Class IB    Seeks to achieve long-term growth of          AXA Equitable Funds Management
  PLUS                                 capital with an emphasis on risk-adjusted        Group, LLC
                                       returns and managing volatility in the        BlackRock Investment
                                       portfolio.                                       Management, LLC
                                                                                     Hirayama Investments, LLC
                                                                                     WHV Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Class IA    Seeks to achieve a total return (before       AllianceBernstein L.P.
  INDEX                                expenses) that approximates the total
                                       return performance of a composite index
                                       comprised of 40% Dow Jones EURO
                                       STOXX 50 Index, 25% FTSE 100 Index,
                                       25% TOPIX Index, and 10% S&P/ASX
                                       200 Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Class IB    Seeks to provide current income and long-     AXA Equitable Funds Management
  PLUS                                 term growth of income, accompanied by            Group, LLC
                                       growth of capital with an emphasis on         BlackRock Investment
                                       risk-adjusted returns and managing               Management, LLC
                                       volatility in the portfolio.                  Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE          Class IB    Seeks to achieve long-term capital            J.P. Morgan Investment
  OPPORTUNITIES                        appreciation.                                    Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS     Class IB    Seeks to achieve long-term growth of          AXA Equitable Funds Management
                                       capital with an emphasis on risk-adjusted        Group, LLC
                                       returns and managing volatility in the        BlackRock Investment
                                       portfolio.                                       Management, LLC
                                                                                     Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Class IB    Seeks to achieve a total return before        AllianceBernstein L.P.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Growth Index, including reinvestment of
                                       dividends at a risk level consistent with
                                       that of the Russell 1000 Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Class IB    Seeks to provide long-term capital growth     AXA Equitable Funds Management
                                       with an emphasis on risk-adjusted returns        Group, LLC
                                       and managing volatility in the portfolio.     BlackRock Investment
                                                                                        Management, LLC
                                                                                     Marsico Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Class IB    Seeks to achieve a total return before        SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the Russell 1000
                                       Value Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the Russell 1000 Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Class IA    Seeks to achieve long-term growth of          AllianceBernstein L.P.
                                       capital with an emphasis on risk-adjusted     AXA Equitable Funds Management
                                       returns and managing volatility in the           Group, LLC
                                       portfolio.
--------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP   Class IB    Seeks to achieve capital appreciation and     Lord, Abbett & Co. LLC
  CORE                                 growth of income with reasonable risk.
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS INTERNATIONAL       Class IB    Seeks to achieve capital appreciation.        Massachusetts Financial Services
  GROWTH                                                                                Company d/b/a MFS Investment
                                                                                        Management
--------------------------------------------------------------------------------------------------------------------------


18  CONTRACT FEATURES AND BENEFITS

--------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST                                                                 INVESTMENT MANAGER (OR SUB-ADVISER(S),
 PORTFOLIO NAME           SHARE CLASS  OBJECTIVE                                   AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Class IB    Seeks to achieve a total return before         SSgA Funds Management, Inc.
                                       expenses that approximates the total
                                       return performance of the S&P Mid Cap
                                       400 Index, including reinvestment of
                                       dividends, at a risk level consistent with
                                       that of the S&P Mid Cap 400 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Class IB    Seeks to achieve long-term capital             AXA Equitable Funds Management
                                       appreciation with an emphasis on risk-            Group, LLC
                                       adjusted returns and managing volatility       BlackRock Investment
                                       in the portfolio.                                 Management, LLC
                                                                                      Wellington Management Company,
                                                                                         LLP
--------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Class IA    Seeks to obtain a high level of current        The Dreyfus Corporation
                                       income, preserve its assets and maintain
                                       liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL       Class IB    Seeks to achieve capital appreciation.         Montag & Caldwell, LLC
  GROWTH
--------------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Class IB    Seeks to achieve capital growth.               Morgan Stanley Investment
  CAP GROWTH                                                                             Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA SHORT BOND  Class IB    Seeks to generate a return in excess of        Pacific Investment Management
                                       traditional money market products while           Company, LLC
                                       maintaining an emphasis on preservation
                                       of capital and liquidity.
--------------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS       Class IA    Seeks to achieve high current income           AllianceBernstein L.P.
                                       consistent with moderate risk to capital.      AXA Equitable Funds Management
                                                                                         Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Class IB    Seeks to replicate as closely as possible      AllianceBernstein L.P.
                                       (before the deduction of portfolio
                                       expenses) the total return of the Russell
                                       2000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH    Class IB    Seeks to achieve long-term capital             T. Rowe Price Associates, Inc.
  STOCK                                appreciation and secondarily, income.
--------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME   Class IB    Seeks to achieve total return through          UBS Global Asset Management
                                       capital appreciation with income as a             (Americas) Inc.
                                       secondary consideration.
--------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK     Class IB    Seeks to achieve capital growth and            Invesco Advisers, Inc.
                                       income.
--------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO OMEGA       Class IB    Seeks to achieve long-term capital             Wells Capital Management, Inc.
  GROWTH                               growth.
--------------------------------------------------------------------------------------------------------------------------





(1)This is the portfolio's new name, effective on or about May 1, 2012. The portfolio's former name was EQ/Intermediate Government Bond Index.


YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF THE TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT (800) 821-7777.

                                              CONTRACT FEATURES AND BENEFITS 19

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this prospectus.

We set interest rates periodically at our discretion according to our procedures that we have in effect at the time. All interest rates are effective annual interest rates, but before deduction of annual administrative charges or any withdrawal charges.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest rates in effect at the same time in the guaranteed interest option:

(1)the minimum interest rate guaranteed over the life of the contract,

(2)the yearly guaranteed interest rate for the calendar year, and

(3)the current interest rate.

For the MOMENTUM/SM/ program, we set quarterly "current" rates. The current rate applies to the entire amount you have in the guaranteed interest option during the calendar quarter for which it is declared. This calendar quarter is referred to as the "interest guarantee period." We may change the duration of future interest guarantee periods, but no interest guarantee period will exceed one year. We may assign different current rates based on when we receive contributions. We may assign different current and yearly guaranteed rates to different plans based upon when the plan became enrolled in the MOMENTUM/SM/ program.

A plan will be considered enrolled in the MOMENTUM/SM/ program as of the earliest participation date that applies to a participant in that plan. All participants within the same plan will be subject to the same interest rates. Plans that converted from our EQUI-VEST(R) Corporate Trusteed contract to MOMENTUM/SM/ will be considered in the same group of participants or class, regardless of the date of the plan's enrollment under EQUI-VEST(R).


The yearly guaranteed interest rate is 3% for 2012 (4% for participants in plans that converted to MOMENTUM/SM/ from our EQUI-VEST(R) Corporate Trusteed contract). The yearly guaranteed interest rate will never be less than the minimum contract guarantee of 3%, or 4% for participants in plans that converted to MOMENTUM/SM/ from our EQUI-VEST(R) Corporate Trusteed contract. Current rates will never be less than the yearly guaranteed interest rate. At least 15 days before the beginning of a calendar year, we will notify you in writing of the guaranteed interest rate for the next year.


SELECTING INVESTMENT OPTIONS (EMPLOYERS AND PLAN TRUSTEES ONLY)

Subject to state regulatory approval, you, as employer or plan trustee, can fund your plan with up to 25 active investment options at any one time. Selections are made at the time of application, but may be changed subject to our rules in effect at the time.


If any one of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index or EQ/PIMCO Ultra Short Bond options is chosen, the EQ/Money Market option must also be selected. Also, if the guaranteed interest option and any of the above-listed options are selected, certain restrictions may apply to transfers out of the guaranteed interest option. See "Transferring your money among investment options" later in this prospectus. Lastly, if none of the above-listed investment options is selected, the guaranteed interest option as an investment option must be elected as a funding option.


See Appendix I at the end of this prospectus for information regarding investment choices available under "Original certificates."

ALLOCATING YOUR CONTRIBUTIONS

If instructed by a contract owner, we allocate contributions to the investment options according to the allocation percentages on the participant's enrollment form or as later changed. Under participant-directed plans, you, as participant, will provide the allocation percentages. In trustee-directed plans, the plan trustee will provide the percentages. Allocation percentages that are provided will be used for all contribution sources (employee and employer). Contributions from participants in plans using the Save 1-2-3 program are allocated automatically to the default investment option specified by the employer or plan trustee, until the participant provides alternate allocation instructions.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your AXA Advisors financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

You, as a participant, should review your confirmation notices carefully to determine whether your contributions have been allocated correctly.


If a contract owner authorizes us to use participant plan investment allocations as its instructions under the contract and unless restricted by your employer's plan, a participant can change his or her allocation percentages at any time. To change allocation instructions, file a change of investment allocation form with your employer or plan trustee, as applicable, to be forwarded to our processing office. If appropriately authorized by a contract owner a participant can use the VRU or Internet access to change allocation percentages over the phone or over the Internet. The change will remain in effect for future contributions unless another change is requested.


20  CONTRACT FEATURES AND BENEFITS

2. Determining your contract's value


--------------------------------------------------------------------------------

YOUR RETIREMENT ACCOUNT VALUE

The "retirement account value" is the total of the values attributable to a participant's plan account values under the contract in the variable investment options and the guaranteed interest option. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

If a partial or full withdrawal is made, or if the contract owner terminates a plan's participation in the MOMENTUM/SM/ program, participant retirement account values will be reduced by any withdrawal charge that applies.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. The value of each variable investment option is measured by "units." The value of units will increase or decrease as though you had invested in the corresponding portfolio's shares directly. The value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

The unit value for each variable investment option depends on the investment performance of that option, minus daily charges for mortality and expense risks and other expenses. On any day, the value in any variable investment option equals the number of units credited under that option, adjusted for any units purchased for or deducted from that contract under that option, multiplied by that day's value for one unit. The number of contract units in any variable investment option does not change unless they are:

(i)increased to reflect subsequent contributions,

(ii)decreased to reflect a withdrawal (plus applicable withdrawal charges),

(iii)decreased to reflect a loan or increased to reflect a loan repayment, or

(iv)increased to reflect a transfer into or decreased to reflect a transfer out of an investment option.

In addition, when we deduct the quarterly administrative charge and certain other charges, the number of units credited to that contract will be reduced. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST OPTION

The value in the guaranteed interest option at any time will equal: contributions, transfers and loan repayments to that option, plus interest, less withdrawals, loans and transfers out of the option, and the charges we deduct.


                                           DETERMINING YOUR CONTRACT'S VALUE 21

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR RETIREMENT ACCOUNT VALUE

Subject to certain restrictions, the MOMENTUM/SM /contract permits transfers of all or a portion of your retirement account value among the investment options at any time. A contract owner may authorize us to use participant plan transfer requests as its instructions under the contract. Your employer's plan may, however, impose restrictions on transfers. We also offer automatic transfer services described under "Automatic asset rebalancing for participant retirement account values" below. There is no charge for transfers or retirement account value rebalancing. Unless otherwise noted, "you" and "your" refer to the participant in this section.


You may make transfer requests by filing a request form to transfer with your employer or plan trustee to be forwarded to our processing office. You can also use our VRU or Internet access systems to make transfers among the investment options if your employer has adopted the system and authorized its use.

If your employer elects to fund your plan with the guaranteed interest option and any of the AXA Conservative Allocation, AXA Conservative-Plus Allocation, Multimanager Core Bond, Multimanager Multi-Sector Bond, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Global Bond PLUS, EQ/Core Bond Index, EQ/Money Market or EQ/PIMCO Ultra Short Bond options, the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is the greater of (i) and (ii) below, or, if greater, (iii) if applicable.


(i)25% of the amount you had in the guaranteed interest option as of the last business day of the calendar year immediately preceding the current calendar quarter.

(ii)the total of all amounts you transferred out of the guaranteed interest option during the same immediately preceding calendar year.

(iii)If the employer or plan trustee, as applicable, has made an allocation to the guaranteed interest option on your behalf as a result of the mass transfer of assets to the MOMENTUM contract from another funding vehicle, you may transfer, for the "transfer period" in which the allocation occurred, up to 25% of the amount held in the guaranteed interest option on your behalf as of the date of the allocation.

We will not permit transfers between the guaranteed interest option and the other investment option (i) after we receive a request for a withdrawal from the guaranteed interest option in connection with a contract termination, or
(ii) for 90 days after we receive notice of a plan termination (except for transfers already being made under an automatic transfer option). After the end of the 90 days described in (ii), the transfer limitation described above will go into effect for transfers where your employer's plan is funded with any of the investment options included in that description. If your employer's plan is not funded with any of such investment options, then at the end of the 90 days described in (ii), the maximum amount that may be transferred from the guaranteed interest option to any other investment option during a "transfer period" is 25% of the amount you had in the guaranteed investment option as of the last day of such 90 day period.

From time to time we may remove certain restrictions that apply to your investment method. If we do so we will tell you. We will also tell you at least 45 days in advance of the day that we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions that apply to your investment method, amounts that are in any investment options that are not available under your investment method can remain in these options, but you will not be permitted to allocate new contributions or make additional transfers (including through our rebalancing program) into these options.

--------------------------------------------------------------------------------
A transfer period is the calendar quarter in which the transfer request is made and the preceding three calendar quarters.
--------------------------------------------------------------------------------

Generally, this means that unless (iii) above applies, new participants will not be able to transfer funds out of the guaranteed interest option during the first calendar year of their participation under the contract.

See Appendix I at the end of this prospectus for transfer restrictions under "Original certificates."

Transfers you make from the guaranteed interest option when there is no transfer limitation in effect will not count against the maximum transfer amount if the transfer limitation subsequently goes into effect.

We may, at any time, restrict the use of a disruptive transfer activity and agents acting on behalf of more than one participant. Any agreements to use disruptive transfer activity to make transfers are subject to our rules in effect at that time. Our current transfer restrictions are set forth in the "Disruptive transfer activity" in section below.

A transfer request does not change your percentages for allocating current or future contributions among the investment options. We will confirm all transfers in writing.

Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts

22 TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbi-trage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that there is a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/ participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.


It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/ participants. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner/ participant.


Contract owners/participants should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

AUTOMATIC ASSET REBALANCING FOR PARTICIPANT RETIREMENT ACCOUNT VALUES

Subject to contract owner approval and availability under your employer's plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form telling us:

                            TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS 23

(a)the percentage you want invested in each investment option (whole percentages only), and

(b)how often you want the rebalancing to occur (quarterly, semian-nually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------


You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.


24  TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS

4. Accessing your money


--------------------------------------------------------------------------------

WITHDRAWALS AND TERMINATION

Subject to any restrictions in your employer's plan, the contract allows your employer or plan trustee, whichever applies, to make a withdrawal from your retirement account value on your behalf by submitting a completed withdrawal form to our processing office. We will process withdrawal requests on the business day we receive the required information. We will send withdrawal proceeds to your employer or plan trustee, unless your employer has elected our full-service plan recordkeeping option, which provides for direct distribution to participants. If we receive only partially completed information, we will return the request to the employer or plan trustee for completion before we can process it.

As a deterrent to premature withdrawal (generally before age 59 1/2), federal income tax rules provide certain restrictions on and penalties for early withdrawals. In addition, for payments made directly to participants, we withhold income taxes from the amount withdrawn unless an exception applies. See "Tax information" later in this prospectus.

The employer or plan trustee may also terminate its entire participation under the contract by writing to our processing office. In addition, if a plan does not qualify under federal income tax rules, or, if a contract owner fails to provide us with the participant data necessary to administer the contract, we may return the plan assets to the employer or plan trustee.

Withdrawals or terminations may result in a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus.

While you have a loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value.

INSTALLMENT PAYMENTS (SYSTEMATIC WITHDRAWALS)

If your plan permits and a participant has at least $5,000 of retirement account value in the investment options on the date we receive the proper election form at our processing office, a participant may elect retirement installment payments. A participant may elect to have installment payments made on a monthly, quarterly, semiannual or annual basis. The minimum amount available for each installment payment is $300. We will make the installment payment on any day of the month selected as long as it is not later than the 28th day of the month. If a date is not selected, then installment payments will be made on the first day of the month.

Installment payments may be elected under the MOMENTUM/SM/contract if a participant's:

..   plan (which must be either a full service or basic recordkeeping plan as described under "Plan recordkeeping services" later in this prospectus) permits it and the contract owner elects to make this option available to participants;

..   retirement account value is not subject to a withdrawal charge, as fully explained in "Charges and expenses" later in this prospectus; and

..   account does not have a loan outstanding.

If installment payments are elected, a fixed-dollar amount will be withdrawn from each investment option. A participant need not maintain a minimum retirement account value amount. The amount of each installment payment will represent a pro rata portion of the total amount in each investment option, adjusted to reflect expenses and investment experience.

It is the plan sponsor's responsibility to ensure that payments received meet any applicable requirements of the Code.

Once elected, installment payments shall continue until the retirement account vehicle is exhausted, with the final payment being equal to the amount remaining in the retirement account value, or until we receive a participant's written request to cancel installment payments.

FORFEITURES

Forfeitures can arise when a participant who is not fully vested under a plan terminates employment. Under the terms of the Plan and Trust, the Pooled Trust and the Governmental Trust, when a forfeiture occurs, we will withdraw the unvested portion of the retirement account value and deposit such amount in a forfeiture account. We allocate amounts in the forfeiture account to the plan "default option." The default option is the EQ/Money Market option, if that is an option under your plan. Otherwise, the guaranteed interest option is the default option. For more information on vesting, refer to the SAI.

See Appendix I at the end of this prospectus for the default option under "Original certificates."

Ex-participants returning to active service would have their forfeiture account returned to them as a contribution account as their plan permits. Special rules apply to how the withdrawal charge will apply when forfeitures have occurred. See "Withdrawal charge" under "Charges and expenses" later in this prospectus.

PLAN LOANS

The contract permits your employer, or plan trustee, as applicable, to withdraw funds from your retirement account value, without incurring a withdrawal charge, in order to make a loan to you under your employer's plan. Your employer can tell you whether loans are available under your plan.

Employers who adopt the Plan and Trust may choose to offer its loan feature. The availability of loans under an individually designed or IRS pre-approved plan document depends on the terms of the plan.

Employers transferring plan assets to the MOMENTUM/SM/ program may also transfer outstanding plan loans to the contract. We call these "takeover loans." We will allocate repayments of loans to the investment option elected on the takeover loan form.

Effective January 1, 2002, plan loans to sole proprietors, partners and S corporation owners are exempt from the prohibited transaction rules for plan loans, similar to non-owner employees. Therefore, they can borrow on the same basis as their employees.

                                                       ACCESSING YOUR MONEY  25

Participants should apply for a plan loan through their employer or the plan trustee, whichever applies. The employer or plan trustee and the participant must complete and sign a loan agreement and application before we make any plan loan. Before taking a plan loan, married participants must generally obtain written consent of their spouse. In addition, participants should always consult their tax adviser before taking out a plan loan.

We permit only one outstanding plan loan at any time. We will permit any number of takeover loans at any time. You may not have both takeover loans and plan loans outstanding at the same time. The minimum loan amount is $1,000 and the maximum is 50% of your vested retirement account value and cannot exceed $50,000. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. See "Additional loan provisions" in the SAI and "Tax information" later in this prospectus.

While you have a plan loan outstanding, an amount equal to 10% of your loan balance will be restricted, and may not be withdrawn from your retirement account value. See "Plan loan charges" under "Charges and expenses" later in this prospectus for a description of charges associated with plan loans.

Your employer or the plan trustee will set the interest rate that applies to your plan loan under the terms of your employer's plan. Each employer or plan trustee, as applicable, is responsible for determining the interest rate that applies to each loan. We will add all interest (as well as principal) that you pay to your retirement account value. The interest paid in repaying a loan may not be deductible, but amounts paid as interest on your loan will be taxable when it is distributed.

Plan loan repayments covering interest and principal will be due according to the repayment schedule determined according to the terms of the employer's plan. PARTICIPANTS SHOULD SEND PLAN LOAN REPAYMENTS TO THE PLAN ADMINISTRATOR AND NOT TO AXA EQUITABLE. All plan loan payments made by the plan administrator to us must be made by ACH transfers, check or wire transfer subject to the same rules for contributions. See "How contributions can be made" earlier in this prospectus.

If permitted by the plan, you may prepay a plan loan in whole or in part at any time by using a certified check or money order. No personal checks are accepted. We will apply any payments we receive to interest first, and principal second. Plan loan repayments will be allocated to the investment options according to instructions we receive on the loan request form.

A plan loan will be considered in default if:

..   we do not receive the amount of any scheduled repayment within 90 days of its due date,

..   the participant dies, or

..   participation under the contract terminates and the plan does not allow for repayment after separation from service.

We may treat the plan loan principal as a withdrawal subject to the withdrawal charge.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to an annuity payout option, payment of a death benefit or payment of any portion of your retirement account value (less any withdrawal charge). We may postpone such payments or applying proceeds for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest option for up to six months while you are living.

YOUR ANNUITY PAYOUT OPTIONS

When a participant is ready to retire, the contract owner will report to us that an annuity benefit is to be provided under the contract. We will then apply any contract values attributable to a participant's retirement account value to purchase his or her annuity benefit. Subject to availability under an employer's plan and the Code, MOMENTUM/SM/ offers you several choices of annuity payout options. You may choose fixed or variable annuity payments. You can choose from among the annuity payout options listed below. Your choices are always subject to the terms of your employer's plan. The distribution will be in the form of a life annuity or another form offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

--------------------------------------------------------------------
Fixed Annuity Payout              Life annuity
  Options                         Life annuity with period certain
                                  Life annuity with refund certain
                                  Period certain annuity
                                  Qualified joint and survivor life
--------------------------------------------------------------------
Variable Immediate Annuity pay-   Life annuity (not available in
  out options (as described in a  New York)
  separate prospectus for this    Life annuity with period certain
  option)                         Qualified joint and survivor life
--------------------------------------------------------------------

ANNUITY PAYOUT OPTIONS

A participant can choose from among the following annuity payout options:

..   Life annuity: An annuity that guarantees payments for the rest of a participant's life. Payments end with the last monthly payment before a participant's death. Because there is no death benefit with this payout option, it provides the highest monthly payment of any of the life annuity options. The monthly payments terminate with your death.

..   Life annuity with period certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the end of a selected period of time ("period certain"), provides payments to the beneficiary for the balance

26  ACCESSING YOUR MONEY
   of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the participant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that a participant will receive if a participant does not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

..   Life annuity with refund certain: An annuity that guarantees payments for the rest of a participant's life and, if a participant dies before the amount applied to purchase the annuity option has been recovered, provides payments to the beneficiary that will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

..   Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15 or 20 years. The guarantee period may not exceed a participant's life expectancy. This option does not guarantee payments for the rest of a participant's life.

..   Qualified joint and survivor life annuity: An annuity that guarantees lifetime income to a participant and, after a participant's death, continuation of income to their surviving spouse. Generally, unless married participants elect otherwise with the written consent of the participant's spouse, this will be the normal form of annuity payment for plans such as the Plan and Trust.

The life annuity, life annuity with period certain and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of a participant's life and, after a participant's death, continuation of payments to their surviving spouse. We offer other payout options not outlined here. AXA Equitable's financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

The MOMENTUM/SM/ contract offers fixed annuity payout options. We guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for the participant.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SELECTING AN ANNUITY PAYOUT OPTION

In order to elect an annuity payout option, the retirement account value used to purchase the annuity must be at least $3,500. You, the participant, choose whether these payments will be either fixed or variable. Once you have selected a payout option and payments have begun, no change can be made.

The amount of the annuity payments will depend on:

(1)the amount applied to purchase the annuity;

(2)the type of annuity chosen; and

(3)in the case of a life annuity, the participant's age (or the participant's and joint annuitant's ages).

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You, the participant, are the annuitant (or measuring life) for determining payments.
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MINIMUM DISTRIBUTIONS (AUTOMATIC MINIMUM WITHDRAWAL OPTION) -- OVER AGE 70 1/2

Under federal income tax rules, distributions from qualified plans generally must begin by April 1st of the calendar year after the calendar year in which the participant reaches age 70 1/2, or retires from the employer sponsoring the plan, whichever is later. For participants who own more than 5% of the business, minimum distributions must begin after age 70 1/2 even if they are still working. Subsequent distributions must be made by December 31st of each calendar year (including the calendar year in which distributions must begin).

If you, the participant, take less than the required minimum distribution in any year, you could have to pay a 50% penalty tax on the "shortfall" (required amount less amount actually taken).

AUTOMATIC MINIMUM WITHDRAWAL OPTION

The "automatic minimum withdrawal option" is a payment option we designed to help you, the participant, meet the lifetime required minimum distributions under federal income tax rules. If you elect the automatic minimum withdrawal option, we will withdraw the amount that the federal income tax rules require you to withdraw from your retirement account value. We calculate the amount to be withdrawn under this option based on the information you give us, the various choices you make and certain assumptions. We assume that the funds you hold under your certificate are the only funds subject to the required minimum distributions. We are not responsible for errors that result from inaccuracies of information you provide. We describe the choices you can make in the SAI.

You may elect the automatic minimum withdrawal option if you, the participant, are at least age 70 1/2 and have a retirement account value of at least $3,500. You can elect the automatic minimum withdrawal option by filing the proper election form with your employer.

You may discontinue the automatic minimum withdrawals program at any time, upon notice to us. Generally, electing this option does not restrict you from taking additional partial withdrawals or subsequently electing an annuity payout option.

The automatic minimum withdrawal option is not available if you have an outstanding loan.

The minimum amount that you may receive under this option is $300, or your retirement account value, whichever is less. We will also deduct any withdrawal charges that apply.

                                                       ACCESSING YOUR MONEY  27

5. The MOMENTUM/SM/ program


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This section explains the MOMENTUM/SM/ Program in further detail. It is intended for employers who wish to enroll in the MOMENTUM/SM/ Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and Adoption Agreement that define the scope of the MOMENTUM/SM/ Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer or plan trustee. Discussion in this and other sections of features of the MOMENTUM/SM/ Program (other than the variable investment options) such as the Plan and Trust, the Pooled Trust, Governmental Trust, Plan recordkeeping services and Plan fees and charges, are solely to provide a more complete understanding of how the variable investment options operate within the MOMENTUM/SM/ Program.

The MOMENTUM/SM/ program offers, according to the terms of either the Plan and Trust, the Pooled Trust or the Governmental Trust, a group variable annuity contract as a funding vehicle for employers who sponsor "qualified retirement plans." A qualified retirement plan provides for an individual account for each plan participant, and for benefits based solely on the amounts contributed to such an account and any income, expenses, gains and losses. A qualified retirement plan meets the requirements of Section 401(a) of the Code and Treasury regulations that apply.

You, the employer or plan trustee, whichever applies, are responsible for determining whether the MOMENTUM/SM/ contract is a suitable funding vehicle for your qualified retirement plan. You should read this prospectus and the MOMENTUM/SM/ contract before entering into the contract.

PLAN AND TRUST

As an employer, subject to AXA Equitable's underwriting requirements, you can use the MOMENTUM/SM/ program to adopt the Plan and Trust, in which case the Trust will be the sole funding vehicle for your plan. The Trust is funded by the MOMENTUM/SM/ contract.

The Plan and Trust consists of IRS pre-approved defined contribution plans, all of which use the same basic plan document. They include:

..   a standardized and nonstandardized profit-sharing plan (both with an optional qualified cash or deferred arrangement pursuant to Section 401(k) of the (Code)); and

..   a standardized and a nonstandardized defined contribution pension plan.

An employer may adopt one or more of these plans. The plans are all participant-directed. That means the plan participants choose which variable investment options to use for the investment of their plan accounts from those options selected by the plan. The plans are designed to meet the requirements of Section 404(c) under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). However, as an employer, you are responsible for making sure the variable investment options chosen constitute a broad range of investment choices as required by the Department of Labor ("DOL") regulation under
Section 404(c). See "Certain rules applicable to plans designed to comply with
Section 404(c) of ERISA" under "Tax information" later in this prospectus.

If you adopt the Plan and Trust, you must choose our full-service plan recordkeeping option. The SAI contains more information about the Plan and Trust.

POOLED TRUST

If you want to use your own individually designed or a prototype qualified defined contribution plan, you may adopt the Pooled Trust as a funding vehicle. The Pooled Trust is for investment only. You may use it as your plan's only funding vehicle or in addition to other funding vehicles. The same group variable annuity contract (i.e., the MOMENTUM/SM/ contract) is used under the Pooled Trust and the Plan and Trust.

The Pooled Trust is available for qualified defined contribution plans with either participant-directed or trustee-directed investments. If you adopt the Pooled Trust, only the basic plan recordkeeping option is available. However, we may offer to perform additional plan record-keeping services for an additional charge. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

GOVERNMENTAL TRUST

The Governmental Trust is available for qualified defined contribution government plans described in Section 414(d) of the Code ("Section 414(d)"). A governmental unit which is a State, a political subdivision of a State or any agency or instrumentality of a State must adopt a Section 414(d) plan and sign a participation agreement with us. If you adopt the Governmental Trust, only the basic plan recordkeeping option is available. We will provide such services according to the terms of a written service agreement between us and the plan trustee.

TRUSTEE

JPMorgan Chase Bank currently is the trustee under both the Pooled Trust and the Plan and Trust. The Plan and Trust and the Pooled Trust will not be available in certain states where the MOMENTUM/SM/ contract may only be issued directly to the employer or plan trustee. Employers will not be able to use our full-service plan recordkeeping option in those states.

Frontier Trust, FSB currently is the trustee of the Governmental Plan's Trust. Employers using the Governmental Plan's Trust will not be able to use our full-service plan.

The sole responsibility of JPMorgan Chase Bank and Frontier Trust, FSB, as applicable, is to serve as a party to the MOMENTUM/SM/ contract. Neither has any responsibility for the administration of the MOMENTUM/SM/ program or for any distributions or duties under the MOMENTUM/SM/ contract.

28  THE MOMENTUM/SM/ PROGRAM

EMPLOYER'S RESPONSIBILITIES

If you elect the full-service recordkeeping option, your responsibilities relating to the administration and qualification of your plan will include:

..   sending us contributions at the proper time;

..   determining the amount of all contributions for each participant;

..   maintaining all personnel records necessary for administering your plan;

..   determining who is eligible to receive benefits;

..   forwarding all forms to us that the employees are required to submit;

..   arranging to have all reports distributed to employees and former employees if you elect to have them sent to you;

..   arranging to have our prospectuses distributed;

..   filing an annual information return for your plan with the IRS, if required;

..   providing us with the information needed for running special nondiscrimination tests, if you have a 401(k) plan or if your plan accepts post-tax employee or employer matching contributions, and making any corrections if you do not pass the test;

..   selecting interest rates and monitoring default procedures, if you elect to offer participant loans in your plan; and

..   meeting the requirements of Section 404(c) under ERISA if you intend for your plan to comply with that section.

The plan recordkeeping services agreement contains other responsibilities of the employer relating to the administration and qualification of your plan. All plans that elect the full-service plan recordkeeping option must enter into the recordkeeping services agreement. We will give you guidance and assistance in performing your responsibilities; however, you are ultimately responsible. Employers who use an individually designed or an IRS pre-approved plan already have most of these responsibilities; therefore, adopting the Pooled Trust or Governmental Trust will not increase such responsibilities.

ADOPTING THE MOMENTUM/SM/ PROGRAM

To adopt the Plan and Trust, you, as the employer, must complete and sign a participation agreement, and complete certain other installation forms and agreements.

To adopt the Pooled Trust, a plan trustee must execute a Pooled Trust participation agreement. To adopt the Governmental Trust, the employer must execute the Governmental Trust participation agreement.

Your financial professional can help you complete the participation agreement and the application for the MOMENTUM/SM/ contract. We recommend that your tax or benefits adviser review the participation agreement.

The provisions of your plan or applicable laws or regulations may be more restrictive than the MOMENTUM/SM/ contract. We reserve the right to amend the MOMENTUM/SM/ contract without the consent of any other person to comply with any laws and regulations that may apply.

Return your completed Pooled Trust or Governmental Trust participation agreement to the address specified on the form. You should keep copies of all completed forms for your own records. In addition, the employer or plan trustee, whichever applies, must complete a contract application in order to participate in the MOMENTUM/SM/ contract.

                                                   THE MOMENTUM/SM/ PROGRAM  29

6. Plan recordkeeping services


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We offer two plan recordkeeping options: basic recordkeeping or full-service recordkeeping. Employers must elect one of these options for each plan. Employers who elect the full-service recordkeeping option must adopt the Plan and Trust.

BASIC RECORDKEEPING OPTION

Our basic recordkeeping option includes:

..   accounting by participant;

..   accounting by source of contributions;

..   plan administration manual and forms (including withdrawal, transfer, loan processing and account allocation forms);

..   provision of annual Form 5500 Schedule A report information for use in the plan's annual Form 5500 report to DOL;

..   plan loan processing, if applicable; and

..   1099-R for defaulted loans.

For an additional fee, we will also, based on information submitted by employers, direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. Employers who elect this service must enter into a written agreement with AXA Equitable. The written agreement specifies the fees for this service.

FULL-SERVICE RECORDKEEPING OPTION

A full-service recordkeeping option is available for employers who adopt the Plan and Trust. Under this option, we will provide the following plan recordkeeping services in addition to the services described above:

..   Plan and Trust documents approved by the IRS;

..   assistance in interpreting the Plan and Trust, including plan installation and ongoing administrative support;

..   assistance in annual reporting with the IRS and the DOL;

..   performance of vesting calculations;

..   performance of special nondiscrimination tests applicable to Code
    Section 401(k) plans;

..   tracking of hardship withdrawal amounts in Code Section 401(k) plans;

..   direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS; and

..   1099-R for defaulted loans.

Employers or plan trustees, as applicable, who elect the full-service recordkeeping option must sign a plan recordkeeping services agreement. This agreement specifies the fees for the recordkeeping services and describes any additional services that we will provide.


30  PLAN RECORDKEEPING SERVICES

7. Charges and expenses


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CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit value of each variable investment option:

..   A mortality and expense risks charge

..   An expense charge

We deduct the following charges from each retirement account value. When we deduct these charges from the variable investment options, we reduce the number of units credited to an account. Any portion of the charge deducted from the guaranteed interest option is withdrawn in dollars:

..   A quarterly administrative charge.

..   A withdrawal charge when you make certain withdrawals.

..   A loan set-up charge when a plan loan is made.

..   A recordkeeping charge on the last business day of each calendar quarter if there is an active loan.

..   Charges at the time annuity payments begin -- charges for state premium and other applicable taxes.

We also bill the employer directly an annual charge for plan record-keeping services. More information about these charges appears below.

CHARGES UNDER THE CONTRACT

CHARGES TO VARIABLE INVESTMENT OPTIONS

We deduct a daily charge from the net assets in each variable investment option to compensate us for expense risks, mortality risks and other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.49% for the EQ/Money Market and EQ/Common Stock Index variable investment options, of which 0.65% is for mortality risks and expense risks and 0.84% is for other expenses. We deduct this charge daily at a guaranteed maximum annual rate of 1.34% for all other variable investment options, of which 0.50% is for mortality risks and expense risks and 0.84% is for other expenses (0.60% of the charge for other expenses is designed to reimburse us for research and development costs and for administrative expenses that are not covered by the quarterly administrative charges described below. The remaining 0.24% is to reimburse us for the cost of financial accounting services we provide under the contract).

To the extent the above charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contract.

QUARTERLY ADMINISTRATIVE CHARGE

On the last business day of each calendar quarter, we deduct an administrative charge from each retirement account value to compensate us for administrative expenses relating to the contract. The charge is currently equal to a maximum charge of $7.50 ($30 annually) or, if less, 0.50% of the total of the retirement account value plus the amount of any active loan. We deduct this charge from each variable investment option and the guaranteed interest option in a specified order based on the source of the contributions. We describe how we deduct this charge in more detail under "How We Deduct The MOMENTUM/SM/ Quarterly Administrative Charge" in the SAI.

There is currently no charge for any calendar quarter in which the retirement account value plus any active loan is at least $25,000 as of the last business day of that quarter. We reserve the right to increase this charge if our administrative costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase. We may also reduce this charge under certain circumstances. See "Charge reductions under special circumstances" in this section.

You, as employer, may choose to have this quarterly administrative charge billed to you directly for plans with 11 or more participants. However, we reserve the right to deduct the charge from retirement account values if we do not receive payment from the employer.

CHARGE FOR PLAN RECORDKEEPING SERVICES

The annual charge for the basic plan recordkeeping option is $300 (prorated in the first year). We will bill this charge directly to the employer except for plans with 10 or fewer participants. The $300 charge is not imposed on plans that converted to the MOMENTUM/SM/ contract from our EQUI-VEST(R) Corporate Trusteed contract. Employers may enter into a written agreement with us for direct distribution of plan benefits and withdrawals to participants, including tax withholding and reporting to the IRS. We charge a $25 checkwriting fee for each check drawn under this service. We reserve the right to increase these charges if our plan recordkeeping costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.

There are additional charges if the employer or plan trustee, as applicable, elects to use our full-service plan recordkeeping option. The additional charges will be set out in the recordkeeping services agreement and will depend on the services used.

WITHDRAWAL CHARGE

We do not deduct a sales charge from contributions. However, we assess a charge on amounts withdrawn from retirement account values to help pay the various sales and promotional expenses incurred in selling the contract.

A withdrawal charge may apply in three circumstances:

(1)withdrawals in excess of the 10% free withdrawal amount during a participation year,

(2)upon a full withdrawal of a participant's retirement account value, or

(3)termination of the MOMENTUM/SM/ contract.

                                                       CHARGES AND EXPENSES  31

In order to give the exact dollar amount of the withdrawal request, we deduct the amount of the withdrawal and the amount of any withdrawal charges from the retirement account value. Any amount deducted to pay withdrawal charges is also subject to a withdrawal charge.

The amount of the withdrawal charge we deduct is equal to 6% of any contribution withdrawn attributable to contributions made during the current and five prior contract years measured from the date of the withdrawal.

In the case of terminations or full withdrawals, we will pay the plan the greater of the following up to a maximum of the retirement account value:

..   the retirement account value after any withdrawal charge has been imposed,
    or

..   the 10% free withdrawal amount plus the contributions made before the current and five prior participation years that have not been previously withdrawn minus any active loan plus 94% of (a) the remaining retirement account value, and (b) any active loan, minus (c) any administrative fees.

For purposes of calculating the withdrawal charge, amounts withdrawn up to the free withdrawal amount are not considered a withdrawal of any contribution. We also treat contributions that have been invested for the longest period as having been withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. Active loans do not include take-over loans for this purpose.

The withdrawal charge does not apply in the circumstances described below, under "We will waive the withdrawal charge if:".

10% FREE WITHDRAWAL AMOUNT. Subject to plan provisions and contract owner authorization each participation year, no withdrawal charge will be applied in which the amount withdrawn is less than or equal to 10% of the participant's retirement account value (including loans) at the time the withdrawal is requested, minus any amount previously withdrawn during that participation year (including any defaulted loan amounts and forfeited amounts). This 10% portion is called the free withdrawal amount.

If you, as the employer, have transferred your plan assets to the MOMENTUM /SM/ program from another qualified plan and we have not yet received from you the allocation of values among participants, we will treat the total amount we hold as one retirement account value. Withdrawals from this retirement account value will not have the benefit of a free withdrawal amount. However, once the amount we hold is allocated among the various participants, withdrawals will have the benefit of the free withdrawal amount.

FORFEITED RETIREMENT ACCOUNT VALUE. If a portion of the retirement account value is forfeited under the terms of an employer's plan, we will assess a withdrawal charge only against vested contribution amounts. Under the basic plan recordkeeping option, the plan trustee must tell us the vested balance. We will waive the balance of the withdrawal charge at that time. However, if you, as the employer or plan trustee, withdraw the forfeited amount from the MOMENTUM/SM/ contract before it is reallocated to other participants, we will charge you the balance of the withdrawal charge at that time.

WE WILL WAIVE THE WITHDRAWAL CHARGE IF:

..   the amount withdrawn is applied to the election of a life annuity payout option;

..   you, the participant, die;

..   you, the participant, have been a participant for at least five participation years and are at least age 59 1/2;

..   you, the participant, are at least age 59 1/2 and have separated from service (regardless of the number of participation years);

..   the amount withdrawn is the result of a request for a refund of "excess contributions" or "excess aggregate contributions" as such terms are defined in Section 401(k)(8)(B) and 401(m)(6)(B), respectively, of the Code, including any gains or losses, and the withdrawal is made no later than the end of the plan year following the plan year for which such contributions were made;

..   the amount withdrawn is a request for a refund of "excess deferrals" as such term is defined in Section 402(g)(2) of the Code, including any gains or losses, provided the withdrawal is made no later than April 15th, following the calendar year in which such excess deferrals were made;

..   the amount withdrawn is a request for a refund of contributions made due to a mistake of fact made in good faith, provided the withdrawal is made within 12 months of the date such mistake of fact contributions were made and any earnings that apply to such contributions are not included in such withdrawal;

..   The amount withdrawn is a request for a refund of contributions made due to an automatic investment, provided the withdrawal is made within 90 days of the date of the participant's initial contribution pursuant to the terms of the Code.

..   the amount withdrawn is a request for a refund of contributions disallowed as a deduction by the employer for federal income tax purposes, provided such withdrawal is made within 12 months after the disallowance of the deduction has occurred and no earnings attributable to such contributions are included in such withdrawal; or

..   the amount withdrawn is a withdrawal for disability as defined in
    Section 72(m) of the Code.

There is no withdrawal charge on conversions from an EQUI-VEST(R) Corporate Trusteed contract to a MOMENTUM/SM/ contract. For participants in plans that converted to MOMENTUM/SM/ from our EQUI-VEST(R) Corporate Trusteed contract, for purposes of the withdrawal charge, the contribution date is the same contribution date as under the EQUI-VEST(R) Corporate Trusteed contract relating to that participant. For example, if an EQUI-VEST(R) Corporate Trusteed contract was purchased on behalf of a participant on June 1, 1987 with a single $5,000 contribution, we will continue to treat the $5,000 contribution as made on June 1, 1987 under the MOMENTUM/SM/ contract.

PLAN LOAN CHARGES

We will deduct a $25 charge from the retirement account value when a plan loan is made. Also, we will deduct a recordkeeping charge of $6 from the retirement account value on the last business day of each calendar quarter if there is an active loan on that date. An "active loan" is the principal amount of any participant plan loan that has

32  CHARGES AND EXPENSES
neither been repaid nor considered distributed under Section 72(p) of the Code.

We intend these charges to reimburse us for the added administrative costs associated with processing loans. The $6 per-quarter record- keeping charge (but not the $25 set-up charge) will apply to takeover loans and to loans converted from EQUI-VEST(R) Corporate Trusteed contracts to MOMENTUM/SM/.

An employer may elect to pay these charges. We reserve the right to increase these administrative charges if our costs increase. We will give employers or plan trustees, as applicable, 90 days' written notice of any increase.


We will assess a withdrawal charge against any defaulted loan amount as described above under "Withdrawal charge."


LIMITATION ON CHARGES FOR CERTAIN VARIABLE INVESTMENT OPTIONS

Under the terms of the MOMENTUM/SM/ contract, for the Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/AllianceBernstein Common Stock and EQ/Money Market options, the aggregate amount of the Separate Account A charges imposed for those options, and the charges for investment advisory fees and the direct operating expenses of the corresponding portfolios of the Trusts, may not exceed a total annual rate of 1.75% of the value of the assets held in those options for the MOMENTUM/SM/ contract.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in a participant's state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 1%.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:

..   Management fees.


..   12b-1 fees.


..   Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

..   Investment-related expenses, such as brokerage commissions.

These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.

CHARGE REDUCTIONS UNDER SPECIAL CIRCUMSTANCES

For certain group arrangements, we may reduce certain charges. To qualify for these reductions or reduced charges, a group must meet certain requirements. We take factors such as our costs for sales, administration, the size of the group and frequency of contributions in account when reducing such charges. We also make charge reductions according to our rules in effect when we approve a contract for issue. Notwithstanding the above, we will not permit a reduction in charges where it will be unfairly discriminatory. All charge reductions are subject to any required governmental or regulatory approval.

                                                       CHARGES AND EXPENSES  33

8. Payment of death benefit


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DEATH BENEFIT AMOUNT

In general, the death benefit is equal to the greater of:


..   the retirement account value, and


..   the "minimum death benefit."

The minimum death benefit equals all contributions made, less withdrawals of contributions (including loans that default upon death). For example, assume that a $1,000 contribution is made, and that the contribution earns $1,000 (for a balance of $2,000). A $1,500 withdrawal is then made, leaving a balance of $500. Assume that a new $500 contribution is subsequently made. If the participant subsequently dies, the minimum death benefit will be $500 because there was a $500 contribution that had not been withdrawn, borrowed or forfeited.

If the participant dies while a loan is outstanding, the loan will automatically default and be subject to federal income tax as a plan distribution. We will treat this defaulted loan as a withdrawal for purposes of calculating the minimum death benefit. Defaulted takeover loans will not, however, be considered withdrawals for this purpose.

DISTRIBUTION OF THE DEATH BENEFIT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she begins receiving benefits, the law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions:

(1)A beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following death, or

(2)if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have turned age 70 1/2.

If, at death, a participant was already receiving benefits, the beneficiary can continue to receive benefits based on the payment option selected by the participant.

Under the MOMENTUM/SM/ contract, on the day we receive proof of death, we automatically transfer the participant's retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained under "Tax information" later in this prospectus. We are not responsible for any beneficiary change request that we do not receive.

BENEFICIARY'S PAYMENT OPTIONS

The beneficiary may elect to:

(a)receive the death benefit in a single sum,

(b)apply the death benefit to an annuity payout option we offer,

(c)apply the death benefit to provide any other form of benefit payment we offer,

(d)have the death benefit directly rolled over to a new traditional inherited IRA established on behalf of the beneficiary in specified circumstances, or

(e)have the death benefit credited to an account under the MOMENTUM/SM/ contract maintained on behalf of the beneficiary in accordance with the beneficiary's investment allocation instructions.

If the beneficiary elects the last option then:

(1)the beneficiary will be entitled to delay distribution of his or her account as permitted under the terms of the employer's plan and the minimum distribution rules under federal income tax rules;

(2)we will determine the value of the beneficiary's account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary's initial account; and

(3)if the beneficiary dies prior to taking a distribution of his or her entire account, the beneficiary of the deceased beneficiary will be entitled to a death benefit as though the deceased beneficiary were a participant, based on the deceased beneficiary's initial account.

The beneficiary's choices may be limited by the terms of the plan, our rules in effect at the time, and federal income tax rules.

34  PAYMENT OF DEATH BENEFIT

9. Tax information



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OVERVIEW

Employer retirement plans that may qualify for tax-favored treatment are governed by the provisions of the Code and ERISA. The Code is administered by the IRS. ERISA is administered primarily by the DOL.

Provisions of the Code and ERISA include requirements for various features including:

..   participation, vesting and funding;

..   nondiscrimination;

..   limits on contributions and benefits;

..   distributions;

..   penalties;

..   duties of fiduciaries;

..   prohibited transactions; and

..   withholding, reporting and disclosure.

IT IS THE RESPONSIBILITY OF THE EMPLOYER, PLAN TRUSTEE AND PLAN ADMINISTRATOR TO SATISFY THE REQUIREMENTS OF THE CODE AND ERISA.

This prospectus does not provide detailed tax or ERISA information. The following discussion briefly outlines the Code provisions relating to contributions to and distributions from certain tax-qualified retirement plans, although some information on other provisions is also provided. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and regulations or other interpretations of them. In addition, federal tax laws and ERISA are continually under review by Congress, and any changes in those laws, or in the regulations pertaining to those laws, may affect the tax treatment of amounts contributed to tax-qualified retirement plans or the legality of fiduciary actions under ERISA. Any such change could have retroactive effects regardless of the date of enactment. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

Certain tax advantages of a tax-qualified retirement plan may not be available under certain state and local tax laws. This outline does not discuss the effect of any state or local tax laws. It also does not discuss the effect of federal estate and gift tax laws (or state and local estate, inheritance and other similar tax laws). This outline assumes that the participant does not participate in any other qualified retirement plan. Finally, it should be noted that many tax consequences depend on the particular jurisdiction or circumstances of a participant or beneficiary.

We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

You are purchasing or contributing to an annuity contract in connection with an employer plan qualified under Code Section 401 ("qualified plan"). You should be aware that using an annuity contract as the funding vehicle for a qualified plan does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of a guaranteed interest account and choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase this annuity contract.

THE PROVISIONS OF THE CODE AND ERISA ARE HIGHLY COMPLEX. FOR COMPLETE INFORMATION ON THESE PROVISIONS, AS WELL AS ALL OTHER FEDERAL, STATE, LOCAL AND OTHER TAX CONSIDERATIONS, QUALIFIED LEGAL AND TAX ADVISERS SHOULD BE CONSULTED.

TAX ASPECTS OF CONTRIBUTIONS TO A PLAN

Corporations, partnerships and self-employed individuals can establish qualified plans for working owners and employees who participate in the plan. Both employer and employee contributions to these plans are subject to a variety of limitations, some of which are discussed here briefly. See your tax adviser for more information. Violation of contribution limits may result in plan disqualification and/or imposition of monetary penalties. The trustee or plan administrator may make contributions on behalf of the plan participants which are deductible from the employer's federal gross income. Employer contributions which exceed the amount currently deductible, if not returned

                                                            TAX INFORMATION  35

(with earnings allocable to the contribution) to the employer within two and a half months after the end of the plan year, are subject to a 10% penalty tax.


The limits on the amount of contributions that can be made and/or forfeitures that can be allocated to each participant in defined contribution plans is the lesser of $50,000 or 100% of the compensation or earned income for each participant. In 2012, the employer may not consider compensation in excess of $250,000 in calculating contributions to the plan. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments, rounded to the next lowest multiple of $5,000. For self-employed individuals, earned income is defined so as to exclude deductible contributions made to all tax-qualified retirement plans, including Keogh plans, and takes into account the deduction for one-half the individual's self-employment tax. Deductions for aggregate contributions to profit-sharing plans may not exceed 25% of all participants' compensation.


A qualified plan may allow the participant to direct the employer to make contributions by entering into a salary reduction agreement with the employer under Section 401(k) of the Code ("elective deferrals"). The 401(k) plan, otherwise known as a cash or deferred arrangement, must not allow withdrawals of elective deferrals and the earnings on them before the earliest of the following events:

(1)reaching age 59 1/2,

(2)death,

(3)disability,

(4)certain business dispositions and plan terminations, or

(5)termination of employment. In addition, in-service withdrawals of elective deferrals (but not earnings after 1988) may be made in the case of financial hardship.


A participant cannot elect to defer annually more than $17,000 in 2012 under all salary reduction arrangements with all employers in which the individual participates.

Participants who are at least age 50 at any time during 2012 can make an additional $5,500 of "catch-up" elective deferrals if their plan so permits.


Elective deferral contributions are generally made on a pre-tax basis. If the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions," which are made on an after-tax basis to the 401(k) arrangement.

Employer matching contributions to a 401(k) plan for self-employed individuals are no longer treated as elective deferrals, and are treated the same as employer matching contributions for other employees.


A qualified plan (other than certain governmental plans to which non-discrimination rules do not apply) must not discriminate in favor of highly compensated employees. Two special nondiscrimination rules limit contributions and benefits for highly compensated employees in the case of (1) a 401(k) plan and (2) any defined contribution plan, whether or not a 401(k) feature is in the plan, which provides for employer matching contributions, employee post-tax contributions or elective deferrals. Generally, these nondiscrimination tests require an employer to compare the deferrals or the aggregate contributions, as the case may be, made by the eligible highly compensated employees with those made by the eligible non-highly compensated employees, although alternative simplified tests are available. Highly compensated participants include five percent owners and employees earning more than $115,000 for the prior year. (If desired, the latter group can be limited to employees who are in the top 20% of all employees based on compensation.) In addition, special "top heavy" rules apply to plans where more than 60% of the contributions or benefits are allocated to certain highly compensated employees known as "key employees."


Certain 401(k) plans can adopt a "SIMPLE 401(k)" feature, which will enable the plan to meet nondiscrimination requirements without testing. The SIMPLE 401(k) feature requires the 401(k) plan to meet specified contribution, vesting, exclusive plan requirements and notice requirements.

Also, employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to
(a) 100% of salary deferral contributions up to 3% of compensation; and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation. These contributions must be nonforfeitable. If the employer makes these contributions and gives proper notification to plan participants, the plan is not subject to non-discrimination testing on the salary deferral and matching contributions.

If a 401(k) plan or defined contribution plan with an employer match makes contributions to highly compensated employees exceeding applicable nondiscrimination limits for any plan year, the plan may be disqualified unless the excess amounts including earnings are distributed before the close of the next plan year. In addition, the employer is subject to a 10% penalty on any such excess contributions or excess aggregate contributions. The employer may avoid the penalty by distributing those contributions, plus income, within two and one-half months after the close of the plan year. Except where the distribution is under $100, the participant receiving any such distribution is taxed on the distribution and the related income for the year of the excess contribution or excess aggregate contribution.

Contributions to a 401(k) plan or a defined contribution plan as matching contributions, within the meaning of Section 401(m) of the Code, may not be deductible by the employer for a particular taxable year if the plan contributions are attributable to compensation earned by a participant after the end of the taxable year.

TAX ASPECTS OF DISTRIBUTIONS FROM A PLAN

Amounts held under qualified plans are generally not subject to federal income tax until benefits are distributed to the participant or other recipient. In addition, there will not be any tax liability for transfers of any part of a participant's retirement account value among the investment options.

The various types of benefit payments include withdrawals, annuity payments and lump sum distributions. Each benefit payment made to the participant or other recipient is generally fully taxable as ordinary income. An exception to this general rule is made, however, when a distribution is treated as a recovery of post-tax contributions made by the participant.

In addition to income tax, the taxable portion of any distribution may be subject to a 10% penalty tax. See "Penalty tax on premature distributions" in this section.

36  TAX INFORMATION

DESIGNATED ROTH CONTRIBUTION ACCOUNT


Section 402A of the Code provides that a qualified distribution from a designated Roth contribution account is not includible in income. A qualified distribution can only be made on specified events such as attaining age 59 1/2 or death. Also, there can be no qualified distribution until after the expiration of a 5-year aging period beginning with the date an individual first makes a designated Roth contribution to a designated Roth account under the applicable retirement plan. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. A nonqualified distribution from a designated Roth contribution account is treated as part return of basis, part earnings on pro rata basis.


If the after-tax contributions are in a "designated Roth account" under a 401(k) plan which permits designated Roth elective deferral contributions to be made, they can be rolled into another "designated Roth account" under another such plan. They cannot be rolled over to a non-Roth after-tax contribution account. You may not roll over Roth IRA funds into a designated Roth account under a 401(k) plan.

"IN-PLAN" ROTH CONVERSIONS

If permitted by the plan, participants who are eligible to withdraw amounts may make an "in-plan" direct conversion rollover from a pre-tax account or a non-Roth after-tax account under the plan to a designated Roth account under the plan. The designated Roth account must be established through salary reduction or elective deferral contributions; it cannot be established by rollover. An "in-plan" direct conversion rollover is not subject to withholding but is a taxable transaction, so a participant considering an "in-plan" direct conversion rollover should consider the payment of estimated tax. No tax applies to the basis portion of a non-Roth after-tax amount so converted.

INCOME TAXATION OF WITHDRAWALS

The amount of any distribution prior to the annuity starting date is treated as ordinary income except to the extent the distribution is treated as a withdrawal of post-tax contributions. Withdrawals from a qualified plan are normally treated as pro rata withdrawals of post-tax contributions and earnings on those contributions. If the plan allowed withdrawals prior to separation from service as of May 5, 1986, however, all post-tax contributions made prior to January 1, 1987 may be withdrawn tax free prior to withdrawing any taxable amounts if properly accounted for by the plan.

As discussed in this section in "Certain rules applicable to plan loans," taking a loan or failing to repay an outstanding loan as required may, in certain situations, be treated as a taxable withdrawal.

INCOME TAXATION OF ANNUITY PAYMENTS

In the case of a distribution in the form of an annuity, the amount of each annuity payment is treated as ordinary income except where the participant has a cost basis in the annuity.

The cost basis is equal to the amount of after-tax contributions, plus any employer contributions that had to be included in gross income in prior years. If the participant has a cost basis in the annuity, a portion of each payment received will be excluded from gross income to reflect the return of the cost basis. The remainder of each payment will be included in gross income as ordinary income. The excludable portion is based on the ratio of the participant's cost basis in the annuity on the annuity starting date to the expected return, generally determined in accordance with a statutory table, under the annuity as of such date. The full amount of the payments received after the cost basis of the annuity is recovered is fully taxable. If there is a refund feature under the annuity, the beneficiary of the refund may recover the remaining cost basis as payments are made. If the participant (and beneficiary under a joint and survivor annuity) dies prior to recovering the full cost basis of the annuity, a deduction is allowed on the participant's (or beneficiary's) final tax return.

INCOME TAXATION OF LUMP SUM DISTRIBUTIONS

If benefits are paid in a lump sum, the payment may be eligible for the special tax treatment accorded lump sum distributions. In certain limited cases, a distribution may be eligible for favorable ten-year averaging and long-term capital gain treatment. Please consult your tax adviser for information about your individual circumstances.

ELIGIBLE ROLLOVER DISTRIBUTIONS

Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over directly (or by the individual within 60 days after receipt) to another qualified plan or a traditional individual retirement arrangement ("IRA"), an annuity contract under Section 403(b) of the Code or an eligible governmental employer retirement plan under Section 457 of the Code. An employee's surviving spouse beneficiary may roll over distributions to a qualified plan, IRA, 403(b) qualified annuity or an eligible governmental employer Section 457 plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances.

Distributions from a qualified plan can be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover.


To the extent a distribution is rolled over, it remains tax deferred. However, see ""In-plan" Roth conversions" earlier in this section.


Distributions not rolled over directly are subject to 20% mandatory withholding and the distribution may be subject to the premature penalty tax. See "Federal income tax withholding" in this section.

The taxable portion of most distributions will generally be an "eligible rollover distribution" unless the distribution falls within the following list of exceptions:

..   one of a series of substantially equal periodic payments made (not less frequently than annually):

   (a)for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his or her designated beneficiary in accordance with IRS formulas, or

   (b)for a specified period of ten years or more.

..   a hardship withdrawal;

..   any distribution to the extent that it is a required distribution under
    Section 401(a)(9) of the Code (see "Distribution requirements and limits" below);

                                                            TAX INFORMATION  37

..   certain corrective distributions in plans subject to Sections 401(k),
    401(m), or 402(g) of the Code;

..   loans that are treated as deemed distributions under Section 72(p) of the
    Code;

..   costs of life insurance protection for participants;

..   dividends paid on employer securities as described in Section 404(k) of the
    Code; and

..   a distribution to a non-spousal beneficiary.

If a distribution is made to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

Amounts attributable to "designated Roth contributions" under a 401(k) plan may be rolled over to another designated Roth contribution separate account under a 401(k) plan or to a Roth IRA. They cannot be rolled over to a non-Roth after-tax contribution account under a 401(k) plan.

If there is a mandatory distribution provision in the employer's plan for certain small amounts, such a mandatory forced-out distribution is an eligible rollover distribution. Treasury Regulations require a direct roll-over to a traditional IRA established for a plan participant who does not affirmatively designate an eligible retirement plan to receive such a mandatory distribution.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

An additional 10% penalty tax is imposed on all taxable amounts distributed to a participant who has not reached age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan. The specified exceptions are for:

(a)distributions made on account of the participant's death or disability;

(b)distributions (which begin after separation from service) in the form of a life annuity or substantially equal periodic installments over the participant's life expectancy (or the joint life expectancy of the participant and the beneficiary);

(c)distributions due to separation from active service after age 55; and

(d)distributions used to pay certain extraordinary medical expenses.

FEDERAL INCOME TAX WITHHOLDING


Mandatory federal income tax withholding at a 20% rate will apply to all "eligible rollover distributions" unless the participant elects to have the distribution directly rolled over to another eligible retirement plan, including a qualified plan, an annuity contract under Section 403(b) of the Code, an eligible governmental employer plan under Section 457 of the Code or IRA (traditional or Roth). See the description in this section of "Eligible rollover distributions."


For all other distributions, federal income tax must also be withheld on the taxable portion of pension and annuity payments, unless the recipient is eligible to elect out and elects out of withholding. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of the distribution. Special rules may apply to foreign recipients or United States citizens residing outside the United States. If a recipient does not have sufficient income tax withheld, or does not make sufficient estimated income tax payments, the recipient may incur penalties under the estimated income tax rules. Recipients should consult their tax advisers to determine whether they should elect out of withholding.

Requests not to withhold federal income tax must be made in writing prior to receiving payments and submitted in accordance with the terms of the employer plan. No election out of withholding is valid unless the recipient provides the recipient's correct Taxpayer Identification Number and a U.S. residence address.

STATE INCOME TAX WITHHOLDING


Certain states have indicated that pension and annuity withholding will apply to payments made to residents of such states. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, a recipient may elect out of state income tax withholding, even if federal withholding applies. In some states, the state income tax withholding is completely independent of federal income tax withholding. It is not clear whether such states may require mandatory withholding with respect to eligible rollover distributions that are not rolled over (as described in this section under "Eligible rollover distributions"). Contact your tax adviser to see how state withholding may apply to your payment.


DISTRIBUTION REQUIREMENTS AND LIMITS

Distributions from qualified plans must be made according to rules in the Code and Treasury Regulations and the terms of the plan, and generally must commence no later than April 1st of the calendar year following the calendar year in which the participant reaches age 70 1/2 (or retires from service with the employer sponsoring the plan, if later). Five percent owners of qualified plans must commence minimum distributions after age 70 1/2 even if they are still working. Distributions can generally be made:

(1)in a lump sum payment,

(2)over the life of the participant,

(3)over the joint lives of the participant and his or her designated beneficiary,

(4)over a period not extending beyond the life expectancy of the participant, or

(5)over a period not extending beyond the joint life expectancies of the participant and his or her designated beneficiary.

The plan document will specify the options available to participants.

The minimum amount required to be distributed in each year after minimum distributions are required to begin is described in the Code, Treasury Regulations and IRS guidelines. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to MOMENTUM contracts because of the type of benefits provided under the contract.

38  TAX INFORMATION

Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.

If the participant dies after required distribution has begun, the rules require that payment of the remaining interest under the plan must be made at least as rapidly as under the method used prior to the participant's death. If a participant dies before required distribution has begun, the rules require that payment of the entire interest under the plan must be completed within five years after death. An exception is if payments to a designated beneficiary begin by December 31 of the year following the participant's death and are made over the beneficiary's life or over a period certain which does not extend beyond the beneficiary's life expectancy. If the surviving spouse is the designated beneficiary, the spouse may delay the commencement of such payments up until December 31 of the year date that the participant would have attained age 70 1/2. Distributions received by a beneficiary are generally given the same tax treatment the participant would have received if distribution had been made to the participant.

If there is an insufficient distribution in any year, a 50% tax may be imposed on the amount by which the minimum required to be distributed exceeds the amount actually distributed. Failure to have distributions made as the Code and Treasury Regulations require may result in plan disqualification.

SPOUSAL REQUIREMENTS

In the case of some qualified retirement plans, if a participant is married at the time benefit payments become payable, unless the participant elects otherwise with written consent of the spouse, the benefit must be paid in the form of a qualified joint and survivor annuity ("QJSA"). A QJSA is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount which is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, most plans require that a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.


CIVIL UNIONS

The determination of spousal status is made under applicable state law. Certain states provide that for purposes of insurance laws, policies, eligibility and benefits, a spouse in a civil union and a spouse in a marriage are to be treated identically. Such laws typically provide that a party to a civil union shall be included in any definition or use of the terms "spouse," "family," "immediate family," "dependent," "next of kin," and other terms descriptive of spousal relationships as those terms are used throughout state law. This includes the terms "marriage" or "married" or variations thereon. While civil union spouses are afforded the same rights as married spouses under state law and while an employer's plan may provide for certain benefits, tax-related advantages are derived from federal tax law. State law does not and cannot alter federal law. The federal Defense of Marriage Act excludes civil unions and civil union partners from the meaning of the word "marriage" or "spouse" in all federal laws. Therefore, a civil union spouse does not qualify for the same tax advantages provided to a married spouse under federal law, including the tax benefits afforded to the surviving spouse of an owner of an annuity contract or any rights under specified tax-favored savings or retirement plans or arrangements.


MANDATORY DISTRIBUTION

The Department of Labor has issued regulations providing for a "safe harbor" for the Code's requirement of the automatic rollover of mandatory distributions, which may include prior rollover contributions from retirement plans. Please consult your tax adviser regarding these rules.

CERTAIN RULES APPLICABLE TO PLAN LOANS

The following are federal tax and ERISA rules that apply to loan provisions of all employer plans. Employer plans may have additional restrictions. Employers and participants should review these matters with their own tax advisers before requesting a loan. There will not generally be any tax liability with respect to properly made loans in accordance with an employer plan. A loan may be in violation of applicable provisions unless it complies with the following conditions:

..   with respect to specific loans made by the plan to a plan participant, the plan administrator determines the interest rate, the maximum term and all other terms and conditions of the loan;

..   in general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence;

..   all principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly;

..   the amount of a loan to a participant, when aggregated with all other loans to the participant from all qualified plans of the employer, cannot exceed the greater of $10,000 or 50% of the participant's non-forfeitable accrued benefits, and cannot exceed $50,000 in any event. This $50,000 limit is reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding balance of plan loans on the date the loan was made. Also, for the purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan is treated as still outstanding even after the default is reported to the IRS. The amount treated as outstanding (which limits any subsequent loan) includes interest on the unpaid balance;

..   only 50% of the participant's vested account balance may serve as security for a loan. To the extent that a participant borrows an amount which should be secured by more than 50% of the participant's vested account balance, it is the responsibility of the trustee or plan administrator to obtain the additional security;

..   loans must be available to all plan participants, former participants who still have account balances under the plan, beneficiaries and alternate payees on a reasonably equivalent basis;

..   each new or renewed loan must bear a reasonable rate of interest commensurate with the interest rates charged by persons in the business of lending money for loans that would be made under similar circumstances;

..   some plans provide that the participant's spouse must consent in writing to the loan; and

                                                            TAX INFORMATION  39

..   plan loans can be made to sole proprietors, partners and S Corporation owners under the same terms and conditions provided in the Code.

If the loan does not qualify under the conditions above, the participant fails to repay the interest or principal when due, or in some instances, if the participant separates from service or the plan is terminated, the amount borrowed or not repaid may be treated as a distribution. The participant may be required to include as ordinary income the unpaid amount due and a 10% penalty tax on early distributions may apply. The plan should report the amount of the unpaid loan balance to the IRS as a distribution. See "Tax aspects of distributions from a plan" in this section.

The loan requirements and provisions of MOMENTUM/SM/ shall apply regardless of the plan administrator's guidelines.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax rules, AXA Equitable does not pay tax on investment income and capital gains of the variable investment options if they are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the variable investment options and it does not currently impose a charge for federal income tax on this income when it computes unit values for the variable investment options. If changes in federal tax laws or interpretations of them would result in our being taxed, then we may impose a charge against the variable investment options (on some or all contracts) to provide for payment of such taxes.


AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.


CERTAIN RULES APPLICABLE TO PLANS DESIGNED TO COMPLY WITH SECTION 404(C) OF
ERISA

Section 404(c) of ERISA, and the related DOL regulation, provide that if a plan participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the plan participant's or beneficiary's exercise of control. As a result, if the plan complies with Section 404(c) and the DOL regulation thereunder, the plan participant can make, and is responsible for the results of, his or her own investment decisions.

Section 404(c) plans must provide, among other things, that a broad range of investment choices are available to plan participants and beneficiaries and must provide such plan participants and beneficia- ries with enough information to make informed investment decisions. Compliance with the Section 404(c) regulation is completely voluntary by the plan sponsor, and the plan sponsor may choose not to comply with Section 404(c).

The MOMENTUM/SM/ program provides employer plans with the broad range of investment choices and information needed in order to meet the requirements of the Section 404(c) regulation. If the plan is intended to be a Section 404(c) plan, it is, however, the plan sponsor's responsibility to see that the requirements of the DOL regulation are met. AXA Equitable and its representatives shall not be responsible if a plan fails to meet the requirements of Section 404(c).

40  TAX INFORMATION

10. More information


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ABOUT SEPARATE ACCOUNT A

Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A under provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. For example, we may withdraw amounts from Separate Account A that represent our investments in Separate Account A or that represent fees and charges under the contracts that we have earned. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account A. However, the obligations themselves are obligations of AXA Equitable.

Separate Account A is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A. Although Separate Account A is registered, the SEC does not monitor the activity of Separate Account A on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.


Each subaccount (variable investment option) within Separate Account A invests in shares issued by the corresponding portfolio of its Trust.


We reserve the right subject to compliance with laws that apply:

(1)to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)to combine any two or more variable investment options;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4)to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)to deregister Separate Account A under the Investment Company Act of 1940;

(6)to restrict or eliminate any voting rights as to Separate Account A;

(7)to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury Regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

We will notify MOMENTUM/SM/ contract owners if any changes result in a material change in the underlying investments of a variable investment option. We may make other changes in the contracts that do not reduce any retirement account value, annuity benefit or other accrued rights or benefits.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolios' investment objectives, policies, restrictions, risks, expenses, multiple class distribution systems, its Rule 12b-1 Plan and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs which are available upon request.


ABOUT THE GENERAL ACCOUNT

This contract is offered to customers through various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any liability with respect to a contract's account value or any guaranteed benefits with which the contract was issued. AXA Equitable is solely responsible to the contract owner for the contract's account value and such guaranteed benefits. The general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

                                                           MORE INFORMATION  41

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The contract is a "covered security" under the federal securities laws.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under the MOMENTUM/SM/ contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day:

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

..   When a charge is to be deducted on a participation date anniversary that is a non-business day, we will deduct the charge on the next business day.

..   Quarterly rebalancing will be processed on a calendar year basis and semiannual or annual rebalancing will be processed on the first business day of the month. Any new request to elect automatic asset rebalancing or a change to your existing election will be processed on the day indicated on the properly completed form. Rebalancing will not be done retroactively.

CONTRIBUTIONS AND TRANSFERS

..   Contributions allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.

..   Contributions allocated to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

..   Transfers to or from variable investment options will be made at the value next determined after the receipt of the transfer request.

..   Transfers to the guaranteed interest option will receive the guaranteed interest rate in effect on that business day.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trust, we have the right to vote on certain matters involving the portfolios, such as:

..   the election of trustees;

..   the formal approval of independent auditors selected for each Trust; or

..   any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.


We will give participants or plan trustees, as applicable, the opportunity to instruct as how to vote the number of shares attributable to their retirement account values if a shareholder vote is taken. If we do not receive instructions in time from all participants or plan trustees, whichever applies, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that participants or plan trustees, whichever applies, vote. One effect of proportional voting is that a small number of participants or plan trustees, as applicable, may determine the outcome of a vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require participant or plan trustee approval, participants or plan trustees will be entitled to one vote for each unit they have in the variable investment options. Each participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by participants or plan trustees, as it applies.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

42  MORE INFORMATION

IRS DISQUALIFICATION

If a retirement plan funded by the MOMENTUM/SM /contract is found not to qualify under federal income tax rules, we may terminate participation in the MOMENTUM/SM/ program and pay the participant, the plan trustee or other designated person, the retirement account value balance. We will, however, make a deduction for any federal income tax payable by us because of the non-qualification.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling (800) 528-0204.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by AXA Advisors, LLC ("AXA Advisors"). AXA Advisors serves as a principal underwriter of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable. AXA Advisors is under the common control of AXA Financial, Inc. Its principal business address is 1290 Avenue of the Americas, New York, NY 10104. It is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). AXA Advisors is also a distributor for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with AXA Advisors ("Selling broker-dealers").

AXA Equitable pays compensation to AXA Advisors based on contracts sold. AXA Equitable may also make additional payments to AXA Advisors. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to AXA Advisors or the Selling broker-dealers discussed in this section of the prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 6.0% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the amount and type of compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, as described below.

AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.

The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation among products in the same category. For more information, contact your financial professional.

                                                           MORE INFORMATION  43

Appendix I: Original certificates

--------------------------------------------------------------------------------

Original certificates are MOMENTUM/SM/ certificates under which the MOMENTUM/SM/ employer has not elected to add any new variable investment options. Therefore, only Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market variable investment options are available.

SELECTING YOUR INVESTMENT METHOD. Employers and plan trustees should note that for original certificates, only the guaranteed interest option, Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options are available.

TRANSFERRING THE RETIREMENT ACCOUNT VALUE. The EQ/Money Market option is always available under an original certificate. However, we will not permit transfers into the EQ/Money Market option from any other investment option. There will not be any other transfer limitations under an original certificate.

DEFAULT OPTION FOR THE FORFEITURE ACCOUNT. We allocate amounts in the forfeiture account to the default option. For original certificates, the guaranteed interest option is the default option.

I-1 APPENDIX I: ORIGINAL CERTIFICATES

Appendix II: Condensed financial information

--------------------------------------------------------------------------------


The following tables show the accumulation unit values and the number of outstanding units for each variable investment option under each contract series at the last business day of the periods shown. The unit values and number of units outstanding are for contracts offered under Separate Account A with the same daily asset charge of either 1.34% or 1.49%, depending upon investment option. The information presented is shown for the past ten years, or from the first year the particular contracts were offered if less than ten years ago.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011.



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $109.15 $120.39 $128.35 $149.30 $156.38 $ 93.81 $117.80 $131.43 $119.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       8      13      15      10       9       9
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $102.15 $106.86 $108.01 $113.35 $118.31 $103.87 $112.55 $119.11 $119.75
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --       2       1       1
------------------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $104.14 $110.71 $110.71 $121.01 $125.94 $100.11 $113.02 $121.62 $119.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1      --      --       1
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 42.91 $ 50.77 $ 55.12 $ 57.47 $ 63.00 $ 66.55 $ 49.96 $ 58.09 $ 63.45 $ 61.54
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       980     816     692     545     445     356     303     241     194     168
------------------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 -- $107.96 $118.97 $125.20 $141.45 $148.46 $ 99.92 $120.23 $132.32 $124.08
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       2      29      49      34      24      25      27
------------------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 99.61 $138.85 $156.54 $172.65 $186.13 $214.81 $117.58 $157.78 $207.94 $204.35
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        58      56      53      40      34      26      23      20      17      13
------------------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.22 $ 97.55 $ 64.09 $ 81.08 $ 99.41 $ 88.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $141.48 $183.13 $199.77 $202.92 $242.07 $241.63 $151.23 $194.39 $215.34 $205.86
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      21      22      18      15      11       9       7       6       5
------------------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $106.97 $112.04 $128.19 $131.14 $ 87.59 $ 96.39 $110.04 $108.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       2       1       1       1       1      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.93 $ 79.44 $ 81.19 $ 87.10 $ 90.44 $100.04 $ 54.07 $ 69.81 $ 77.50 $ 76.67
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --       1       1       1       1      --      --      --      --
------------------------------------------------------------------------------------------------------------------------




                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 80.17 $104.00 $113.80 $119.08 $131.65 $132.02 $ 78.59 $101.93 $116.45 $119.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        21      21      19      15      14      17      15      14      12      10
------------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $197.84 $292.96 $331.00 $341.80 $374.77 $384.25 $213.98 $271.80 $311.66 $310.05
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       352     303     256     203     159     118      91      72      59      47
------------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $107.03 $109.16 $112.11 $113.06 $116.08 $118.07 $106.08 $107.47 $112.15 $115.97
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       3       3       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.48 $111.03 $ 66.59 $ 87.16 $ 96.11 $ 90.41
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       4      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $191.65 $242.29 $264.16 $272.79 $310.53 $322.33 $199.82 $248.75 $281.41 $282.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       133     120     105      86      71      52      43      34      27      23
------------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 92.40 $119.55 $130.34 $142.37 $153.56 $172.77 $101.77 $128.33 $145.93 $135.06
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         4      12      10       9      12      10      13       8       6       4
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $105.04 $116.29 $118.65 $100.84 $116.03 $125.49 $125.48
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $113.23 $116.54 $136.64 $147.33 $100.79 $140.66 $184.08 $175.27
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --       1       2       2       4       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 97.50 $ 99.48 $107.28 $112.70 $113.38 $118.92 $122.49
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.74 $ 87.28 $106.51 $139.53 $188.68 $264.35 $111.23 $164.68 $181.09 $156.66
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        19      23      22      24      25      24      20      21      12      11
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit Value                            $154.25 $155.83 $157.11 $157.33 $160.48 $169.61 $173.78 $167.97 $173.15 $180.33
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        32      30      27      20      13      11       9       8       7       7
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 67.65 $ 88.51 $ 99.21 $114.65 $134.89 $153.33 $ 83.42 $111.38 $120.02 $ 98.36
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       4       3       3       4       3       3       8
------------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 82.20 $109.83 $128.38 $146.39 $178.84 $197.62 $ 96.32 $121.08 $126.00 $109.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       224     193     174     140     122     102      79      69      48      41
------------------------------------------------------------------------------------------------------------------------




II-2 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                         ------------------------------------------------------------------------------
                                          2002   2003    2004    2005    2006    2007    2008    2009    2010    2011
-----------------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $75.52 $ 95.40 $114.50 $125.21 $155.26 $168.78 $ 94.92 $121.98 $127.65 $105.58
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       24      25      27      26      25      23      21      18      15      11
-----------------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $96.50 $120.74 $132.08 $135.43 $160.85 $156.76 $ 93.14 $121.58 $134.73 $125.98
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        7       6       7       6       4       4       3       3       4       3
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $66.13 $ 79.62 $ 87.51 $ 92.55 $103.13 $105.70 $ 65.27 $ 81.47 $ 91.78 $ 86.71
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        2       1       2       1       1       1       2       2       3       2
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $47.74 $ 58.02 $ 62.04 $ 70.36 $ 69.04 $ 77.63 $ 48.81 $ 65.60 $ 75.04 $ 75.78
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       45      42      38      32      28      20      15      14      12      10
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $93.15 $118.84 $132.05 $142.04 $151.04 $172.29 $104.99 $139.68 $157.73 $149.93
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       65      60      53      41      34      26      19      15      13      12
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $106.40 $112.16 $104.09 $ 44.46 $ 52.26 $ 59.10 $ 58.12
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --       1       1      --      --       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $80.42 $102.15 $114.33 $118.93 $142.44 $134.27 $ 75.50 $ 89.84 $100.08 $ 94.00
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       30      37      36      36      35     146     107      90      66      53
-----------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $105.72 $117.71 $128.70 $ 87.77 $108.85 $122.57 $110.79
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --       2       2
-----------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      --      -- $115.00 $142.55 $163.42 $ 96.29 $130.37 $147.85 $130.24
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --       1       2       1
-----------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $68.70 $ 97.34 $111.43 $116.94 $128.68 $137.14 $ 68.62 $ 92.25 $114.44 $110.20
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        5       9      14      13      14      12      13      11       7       6
-----------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $94.29 $123.98 $144.14 $158.32 $175.70 $170.56 $101.70 $136.30 $164.68 $147.16
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       29      34      38      35      31      26      19      18      15      11
-----------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------
   Unit value                            $34.00 $ 33.81 $ 33.69 $ 34.19 $ 35.33 $ 36.61 $ 36.99 $ 36.46 $ 36.15 $ 35.56
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      513     311     257     224     220     188     204     164     147      82
-----------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------------
   Unit value                                --      -- $104.66 $108.84 $115.92 $138.16 $ 91.48 $117.09 $125.01 $126.89
-----------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       --      --      --      --      --      --      --      --      --      --
-----------------------------------------------------------------------------------------------------------------------




                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $123.74 $133.39 $161.09 $ 83.71 $129.73 $169.33 $154.20
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       1       2       3       2
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $ 99.35 $ 98.40 $108.22 $102.45 $109.17 $108.61 $106.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --       2       1       1       1
------------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $157.39 $161.18 $165.40 $166.86 $171.37 $177.18 $163.75 $171.70 $180.35 $180.55
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        26      23      24      23      20      17      13      14      13      11
------------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 81.53 $117.33 $136.22 $140.12 $162.73 $157.60 $102.42 $127.45 $158.20 $149.85
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       2       6       7       5       4       3       2       2
------------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $111.22 $114.11 $108.07 $114.32 $ 65.18 $ 91.73 $105.33 $101.90
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1      --       3       3       6       3       3
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $109.24 $117.48 $132.31 $132.06 $ 78.13 $102.09 $113.88 $109.19
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      -- $104.29 $119.26 $114.71 $ 71.36 $ 90.40 $102.76 $ 99.37
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                              56.98   77.69   82.05 $ 84.15 $ 87.90 $ 96.54 $ 68.96 $ 95.45 $110.46 $102.58
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1      --       1       1       1       1       1       3       2       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 47.48 $ 64.75 $ 72.05 $ 77.39 $ 80.76 $ 89.29 $ 47.27 $ 64.44 $ 75.22 $ 69.95
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       770     645     541     409     314     237     187     163     131      96
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $106.73 $109.24 $111.97 $112.40 $115.08 $120.64 $121.96 $130.33 $136.56 $142.56
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       5       4       3       3       3       3       2       3       3
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 78.07 $103.47 $120.36 $137.09 $169.50 $188.01 $ 97.87 $125.45 $132.38 $107.12
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       2       3       2       3       3       3       3       2       2
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 76.43 $ 96.62 $104.55 $110.09 $123.37 $127.80 $ 76.23 $ 99.66 $109.67 $100.25
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       1       1       1       1       1       1       1       1      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 79.08 $102.28 $115.47 $115.47 $143.64 $146.86 $ 90.63 $109.85 $122.64 $114.32
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         1       1       1       1       1       1       2       2       1       1
------------------------------------------------------------------------------------------------------------------------




II-4 APPENDIX II: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2011. (CONTINUED)



------------------------------------------------------------------------------------------------------------------------
                                                                FOR THE YEARS ENDING DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                          2002    2003    2004    2005    2006    2007    2008    2009    2010    2011
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 62.00 $ 85.78 $ 94.55 $101.11 $109.36 $120.73 $ 67.20 $ 93.99 $117.67 $106.94
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         3       4       5       4       4       4       3       4       3       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 73.70 $102.24 $116.19 $123.01 $139.29 $137.54 $ 86.89 $123.76 $152.52 $130.42
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         2       3       4       3       3       3       2       2       1       1
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $123.58 $149.82 $161.02 $164.14 $178.48 $182.06 $137.74 $149.37 $157.53 $163.72
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        29      29      28      22      16      14      11      10      10      10
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      -- $114.58 $121.52 $132.13 $135.15 $ 77.18 $102.45 $129.03 $107.34
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --       1       1       1       1       2       1      --
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $112.38 $152.31 $175.98 $181.76 $208.22 $185.20 $113.53 $141.60 $173.94 $156.14
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)         8      12      14      13      13      10       8       7       7       5
------------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------
   Unit value                            $ 56.63 $ 88.08 $ 91.24 $100.16 $106.03 $123.67 $ 64.57 $100.93 $117.21 $110.07
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --       2      17      14      14      12      10       9       7       5
------------------------------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $108.32 $114.60 $ 78.60 $ 93.30 $101.92 $ 97.73
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $109.27 $115.74 $ 74.21 $ 90.20 $ 99.61 $ 94.44
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --       1       2       2       2       2
------------------------------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.16 $116.71 $ 71.34 $ 88.38 $ 98.29 $ 92.47
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------------------------------
   Unit value                                 --      --      --      -- $110.95 $118.00 $ 68.30 $ 86.09 $ 96.22 $ 89.68
------------------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------




                               APPENDIX II: CONDENSED FINANCIAL INFORMATION II-5

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                  PAGE

Who is AXA Equitable?                                              2

Additional information about the MOMENTUM/SM /program              2

How we deduct the MOMENTUM/SM /quarterly administrative charge     3

Description of contribution sources for the MOMENTUM/SM /program   3

Additional loan provisions                                         3

Calculation of annuity payments                                    4

Custodian and independent registered public accounting firm        4

Distribution of the contracts                                      4

ERISA information statement                                        4

Calculating unit values                                            5

Financial statements                                               5

HOW TO OBTAIN A MOMENTUM/SM /STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT A

Call (800) 528-0204 or send this request form to:
  AXA Equitable
  Defined Contribution Services
  P.O. Box 8095
  Boston, MA 02266-8095


----------------------------------------------------------------------------------
Please send me a MOMENTUM/SM/ SAI dated May 1, 2012.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                                         235431

Momentum/SM/

A group variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2012


--------------------------------------------------------------------------------


This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related Momentum/SM/ prospectus dated May 1, 2012. That prospectus provides detailed information concerning the contract and the variable investment options, as well as the fixed interest option, that fund the contract. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.


A copy of the prospectus is available free of charge by writing the processing office at AXA Equitable, Defined Contribution Services, P.O. Box 8095, Boston, MA 02266-8095, by calling toll free, 1-800-528-0204, or by contacting your financial professional.


     TABLE OF CONTENTS
     Who is AXA Equitable?                                             2
     Additional information about the Momentum/SM /program             2
     How we deduct the Momentum/SM /quarterly administrative charge    3
     Description of contribution sources for the Momentum/SM /program  3
     Additional loan provisions                                        3
     Calculation of annuity payments                                   4
     Custodian and Independent Registered Public Accounting Firm       4
     Distribution of the contracts                                     4
     ERISA information statement                                       5
     Calculating unit values                                           5
     Financial statements                                              5


  Momentum/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA
                   Equitable). Distributed by its affiliate,
      AXA Advisors, LLC, 1290 Avenue of the Americas, New York, NY 10104

   Copyright 2012 AXA Equitable Life Insurance Company - All rights reserved


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #235431
                                                                       Momentum

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. (''AXA Financial''). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings, Inc., and the following affiliated companies: Coliseum Reinsurance Company and AXA Belgium SA. AXA SA (''AXA'') holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly and indirectly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

ADDITIONAL INFORMATION ABOUT THE MOMENTUM/SM/ PROGRAM

PLAN ELIGIBILITY REQUIREMENTS

Under the Plan, the employer specifies the eligibility requirements for its plan in the participation agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. The employer may not require more than one year of eligibility service for a 401(k) plan.

The Plan provides that a sole proprietor, partner or shareholder may elect not to participate in the plan. However, provisions of the Code may require that the plan cover all employees even if they previously elected not to participate.

VESTING UNDER THE PLAN

Vesting refers to the nonforfeitable portion of a participant's retirement account value and loans attributable to employer and matching contributions under the Plan. The participant's retirement account value attributable to salary deferral contributions, post-tax employee contributions, prior plan contributions, qualified non-elective, rollover, Roth contributions, Roth rollover contributions and qualified matching contributions is nonforfeitable at all times.

A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. A participant who terminates employment before that time forfeits any benefits that are not already vested under the plan's vesting schedule.

Benefits generally must vest in accordance with any of the schedules below or one at least as favorable to participants as Schedule B or C:

---------------------------------------------------------------------------------------------------------------------------------
         YEARS                   SCHEDULE A                SCHEDULE B                SCHEDULE C                SCHEDULE D
           OF                      VESTED                    VESTED                    VESTED                    VESTED
        SERVICE                  PERCENTAGE                PERCENTAGE                PERCENTAGE                PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------------
           1                         0%                        0%                        0%                       100%
           2                        100%                      20%                        0%                       100%
           3                        100%                      40%                       100%                      100%
           4                        100%                      60%                       100%                      100%
           5                        100%                      80%                       100%                      100%
           6                        100%                      100%                      100%                      100%
---------------------------------------------------------------------------------------------------------------------------------

If the plan requires more than one year of service for participation, it must use Schedule D or one at least as favorable to participants.

If the plan is not top ''heavy'' and does not require more than one year of service for participation, an employer may, in accordance with provisions of the Plan, instead elect one of the following vesting schedules for employer matching contributions or one at least as favorable to participants:

 -----------------------------------------------------------------------------
                                  SCHEDULE E                SCHEDULE F
         YEARS OF                   VESTED                    VESTED
         SERVICE                  PERCENTAGE                PERCENTAGE
 -----------------------------------------------------------------------------
       Less than 2                    0%                        0%
            2                        20%                        0%
            3                        40%                       100%
            4                        60%                       100%
            5                        80%                       100%
            6                        100%                      100%
 -----------------------------------------------------------------------------

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year ''graded vesting'' schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

BENEFIT DISTRIBUTIONS

To begin receiving benefits (including annuity payments) under a Plan, your employer must send us your properly completed election of benefits form and, if applicable, beneficiary designation form. If we receive your properly completed forms, you will be eligible to receive a distribution as follows:

----------------------------------------------------------
                      FORM RECEIVED
                      AT THE            WHEN ELIGIBLE
 TYPE OF              PROCESSING        TO RECEIVE
 DISTRIBUTION         OFFICE            DISTRIBUTION
----------------------------------------------------------
Single Sum            N/A               The 1st business
Payments                                day that is 7
Annuities                               calendar days
                                        after we receive
                                        the form.
----------------------------------------------------------
In-Service            N/A               The business day
Withdrawals                             on which we
                                        receive the form.
Hardship
Withdrawals

Withdrawals of
Post-Tax
Employee
Contributions
----------------------------------------------------------
Installment Payments  1st through 25th  The 1st business
                      business day of   day of the
                      month inclusive.  following
                      26th through      calendar month.
                      31st business     The 1st business
                      day of month      day of the
                      inclusive.        second following
                                        calendar month.
----------------------------------------------------------

In order for you to begin receiving benefits (including annuity payments) under an individually designed or prototype defined contribution plan, your employer must send us a properly completed request for disbursement form. We will send single sum payments to your plan trustee as of the close of business on the business day we receive a properly completed form. If you wish to receive annuity payments, your plan trustee may purchase an annuity contract from us. The annuity contract will be purchased on the business day we receive a properly completed form, and payments will commence as of that business day.

HOW WE DEDUCT THE MOMENTUM/SM/ QUARTERLY ADMINISTRATIVE CHARGE


Each calendar quarter we currently deduct an administrative charge of $7.50 or, if less, 0.50% of the total of your retirement account value plus the amount of any active loan from your retirement account value. We do not make any deduction if your retirement account value equals or exceeds $25,000. We will deduct this charge in a specified order of contribution sources and investment options. The order of contribution sources is: employer contributions, matching contributions, qualified non-elective and qualified matching contributions, prior plan contributions, elective contributions and post-tax contributions. The order of investment options is: guaranteed interest option, EQ/Common Stock Index, AXA Moderate Allocation, Multimanager Aggressive Equity, Multimanager Multi-Sector Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, EQ/Large Cap Value PLUS, EQ/Equity 500 Index, EQ International Equity Index, EQ/AllianceBernstein Small Cap Growth options and pro rata from the remainder of the investment options, based on your account value in each of these options. The last contribution sources are the variable investment options funded through the remaining Trust portfolios. If necessary we will deduct the administrative charge on a pro rata basis from these options.


For example, on the last business day of a calendar quarter we will first attempt to deduct the administrative charge from employer contributions within the guaranteed interest option. If there is no money in the guaranteed interest option, we will attempt to deduct the charge from the EQ/Common Stock Index option, then AXA Moderate Allocation, etc. If there are no employer contributions in any of the investment options, we will go to the next contribution source, employer matching contributions, and attempt to deduct the charge from the investment options in the same order described above.

DESCRIPTION OF CONTRIBUTION SOURCES FOR THE MOMENTUM/SM/ PROGRAM

These are the sources of contributions under qualified plans:

EMPLOYER CONTRIBUTIONS

These are contributions made to a plan for the benefit of participants and beneficiaries by the employer not covered by the remaining sources.

MATCHING CONTRIBUTIONS

These are employer contributions that are allocated to a participant's account under a plan by reason of the participant's non-Roth post-tax contributions, Roth contributions or pre-tax salary deferral contributions to the plan.

POST-TAX CONTRIBUTIONS

These are non-Roth after-tax contributions made by a participant in accordance with the terms of a plan.

ROTH CONTRIBUTIONS

These are post-tax salary deferral contributions made to a 401(k) plan pursuant to Section 402A of the Code.

SALARY-DEFERRAL CONTRIBUTIONS

These are pre-tax contributions to a plan that are made pursuant to a cash or deferred election (normally in accordance with the terms of a qualified cash or deferred arrangement under Section 401(k) of the Code).

PRIOR PLAN CONTRIBUTIONS

These are contributions transferred to a plan from another profit sharing plan of the same employer.

PRIOR PENSION CONTRIBUTIONS

These are contributions transferred from another qualified plan which require separate accounting pursuant to Revenue Ruling 94-76.

ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over to a plan from another qualified plan, an IRA, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code.

ROTH ROLLOVER CONTRIBUTIONS

These are contributions transferred or rolled over from another qualified plan, a tax sheltered annuity satisfying Section 403(b) of the Code or a governmental employer plan satisfying Section 457 of the Code which require separate accounting under Section 402A of the Code.

QUALIFIED NON-ELECTIVE AND QUALIFIED MATCHING CONTRIBUTIONS

These are employer contributions made pursuant to the terms of a plan subject to either or both of the special nondiscrimination tests applicable to plans that are subject to Section 401(k) (qualified cash or deferred arrangements) or
Section 401(m) (applicable to plans that accept matching contributions and/or post-tax contributions) of the Code. Employers make such qualified non-elective and qualified matching contributions to meet the nondiscrimination requirements of Section 401(k) and/or 401(m) of the Code. This source is called the employer 401(k) Account in the Plan.

ADDITIONAL LOAN PROVISIONS

Under the Momentum/SM/ contract, (1) the minimum amount of the loan is $1,000 and (2) the maximum amount of the loan is 50% of the participant's vested retirement account value. A plan loan may never be greater than $50,000, less the highest outstanding loan balance in the preceding twelve calendar months. We will deduct the plan loan from the investment options you specify when you request the loan. The loan term must comply with applicable law. See ''Tax information'' in the Prospectus.

If there is a loan outstanding under an EQUI-VEST(R) corporate trusteed contract and you convert it to the Momentum/SM/ contract, the retirement account value established for the participant under the Momentum/SM/ contract will be equal to the account value under the EQUI-VEST/SM/ contract, less the principal amount of the loan outstanding on the effective date of conversion. That means we will reduce the account value under the EQUI-VEST/SM/ contract by the principal amount of the loan. You may withdraw or transfer amounts that were in the EQUI-VEST/SM/ loan reserve account in excess of the principal balance of the loan, subject to any restrictions in the Momentum/SM/ contract.

If you, as the employer, are transferring plan assets to the Momentum/SM/ program, outstanding plan loans may also be transferred to the Momentum/SM/ contract. We refer to these loans as ''takeover loans.'' We will not impose a withdrawal charge if a takeover loan defaults. Also, we will not deem defaulted takeover loans as withdrawals for purposes of calculating the minimum death benefits. We will allocate repayments of takeover loans to the guaranteed interest option. Loans converted from EQUI-VEST/SM/ corporate trusteed to Momentum/SM/ are not takeover loans.

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payment under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values, and a net investment factor. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the option reduced for each day in the valuation period by:

..   .00013366 of the net investment factor if the assumed base rate of net investment return is 5% a year; or

..   .00009425 of the net investment factor if the assumed base rate of net investment return is 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

All contracts have a 5% assumed base rate of net investment return, except in states where that rate is not permitted. Annuity payments under contracts with an assumed base rate of 3 1/2% will at first be smaller than those under contracts with a 5% assumed base rate. Payments under the 3 1/2% contracts, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those under 5% contracts.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as you specify. The first three monthly payments are the same. The initial payment will be calculated using the basis guarantee in the contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the payments under the annuity depend on the life of an annuitant, the age of the annuitant(s) will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. We will calculate each monthly payment by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. We calculate the number of units by dividing the first monthly payment by the annuity unit value for the valuation period. This includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

ILLUSTRATION OF CALCULATION OF ANNUITY PAYMENTS

To show how we determine variable annuity payments, assume that the retirement account value on a retirement date is enough to fund an annuity with a monthly payment of $100. Also assume that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2012, the annuity payment due in December 2012 would be $95.19 (the number of units (26.74) times $3.56).


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for shares of the Trusts owned by Separate Account A.


The financial statements of the Separate Account at December 31, 2011 and for each of the two years in the period ended December 31, 2011, and the consolidated financial statements of AXA Equitable at December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2011, 2010 and 2009. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $529,410,549 in 2011, $576,147,169 in 2010 and $557,277,070 in 2009. Of these amounts, for each of these three years, AXA Advisors retained $268,084,019, $364,376,758 and $306,063,542, respectively.

ERISA INFORMATION STATEMENT

The U.S. Department of Labor has issued a class exemption (PTE 84-24) with respect to certain transactions involving insurance company products and employee benefit plans subject to ERISA. When applicable, the exemption requires that certain information be provided to the Plan and that the employer or other appropriate fiduciary acknowledge receipt of the information and approve the transaction. AXA Equitable, AXA Network, LLC (''AXA Network''), AXA Advisors and the Financial Professional(s) listed on the Associate Information Form are providing you with this Information Statement, even though this Information Statement may not be required under PTE 84-24 with respect to this transaction. AXA Network is a licensed insurance agency and AXA Advisors is a registered broker-dealer. Each is an affiliate of AXA Equitable. AXA Equitable has retained its affiliate AXA Network as its general agent to distribute AXA Equitable policies and contracts through the Financial Professionals. AXA Network is responsible for all administrative and operational functions in connection with the distribution of AXA Equitable products by the Financial Professionals, including training, wholesaling support and other marketing functions. AXA Equitable pays compensation to AXA Network, as its distributor, which covers compensation to the Financial Professionals responsible for the sale.

Each licensed Financial Professional of AXA Advisors, (''Financial Professional'') will receive compensation from AXA Equitable for the sale and servicing of a Momentum/SM/ contract. (''Servicing'' does not include recordkeeping or administration of the Plan or Trust.) The maximum compensation payable in the aggregate to those Financial Professionals on each sale of this Momentum/SM/ contract is shown in the Schedule of Maximum Commissions and Service Fees below. Under an agreement with AXA Network, no Financial Professional is permitted to sell to the Plan insurance or annuity products of other insurance companies without first obtaining the consent of AXA Equitable.

SCHEDULE OF MAXIMUM COMMISSION AND SERVICE FEES: AXA Network pays premium-based compensation on Momentum/SM/ contracts. If more than one Financial Professional is involved, compensation is divided between them. Premium-based compensation is paid at a rate of 3.0%, 1.5% or 0.5% on all contributions and transfers to the contract for the Participant whose attained age (last birthday) at the beginning of the participation year during which payment is received is under age 55, age 55 through 59, or at least age 60, respectively. Compensation is not payable on transfers to the contract from another AXA Equitable funding vehicle. No direct or indirect compensation or other consideration will be paid to the plan fiduciary signing below or to any other plan fiduciary as a result of the participation of the plan and trust in the Momentum/SM/ contract.

CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. The unit values may vary.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that variable investment option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and other fees and direct expenses of such Trusts.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily charges relating to the contracts for mortality risks, expenses, expense risks, death benefits and financial accounting, times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes. These charges are at an effective annual rate not to exceed a total of 1.49% for the EQ/Money Market and EQ/Common Stock Index options and 1.34% for all other variable investment options.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2011............  FSA-3
   Statements of Operations for the Year Ended December 31, 2011...... FSA-49
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2011 and 2010....................................... FSA-66
   Notes to Financial Statements...................................... FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2011 and 2010.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009................................... F-5
   Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009...................................................... F-6
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2011, 2010 and 2009................................................ F-7
   Notes to Consolidated Financial Statements........................... F-9

                                  FSA-1  e13349

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 24, 2012

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

                                                                AMERICAN CENTURY
                                                     ALL ASSET  VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    ALLOCATION*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    ----------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value. $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
Receivable for The Trusts shares sold..............          --            --               --        1,215              --
Receivable for policy-related transactions.........      21,299         5,784          187,326           --          92,041
                                                    -----------    ----------     ------------  -----------    ------------
   Total assets....................................  25,320,186     1,674,663      357,208,504   34,135,448     116,117,363
                                                    -----------    ----------     ------------  -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............      21,299         5,784          187,326           --          92,041
Payable for policy-related transactions............          --            --               --        1,215              --
                                                    -----------    ----------     ------------  -----------    ------------
   Total liabilities...............................      21,299         5,784          187,326        1,215          92,041
                                                    -----------    ----------     ------------  -----------    ------------
NET ASSETS......................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

NET ASSETS:
Accumulation Units................................. $25,298,319    $1,668,433     $357,014,319  $34,129,002    $116,023,025
Contracts in payout (annuitization) period.........          --            --               --           --              --
Retained by AXA Equitable in Separate Account A....         568           446            6,859        5,231           2,297
                                                    -----------    ----------     ------------  -----------    ------------
TOTAL NET ASSETS................................... $25,298,887    $1,668,879     $357,021,178  $34,134,233    $116,025,322
                                                    ===========    ==========     ============  ===========    ============

Investments in shares of The Trusts, at cost....... $26,872,077    $1,679,899     $373,414,728  $34,925,609    $120,133,133
The Trusts shares held
   Class A.........................................          --            --               --       46,671              --
   Class B.........................................   1,475,377            --       40,110,453    2,881,210      12,353,230
   Class II........................................          --       123,621               --           --              --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $5,952,575
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       115,018
                                                       ----------
   Total assets....................................     6,067,593
                                                       ----------

LIABILITIES:
Payable for The Trusts shares purchased............       115,018
Payable for policy-related transactions............            --
                                                       ----------
   Total liabilities...............................       115,018
                                                       ----------
NET ASSETS.........................................    $5,952,575
                                                       ==========

NET ASSETS:
Accumulation Units.................................    $5,950,970
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....         1,605
                                                       ----------
TOTAL NET ASSETS...................................    $5,952,575
                                                       ==========

Investments in shares of The Trusts, at cost.......    $6,063,704
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       517,664
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH  AXA MODERATE
                                                       STRATEGY*     PLUS ALLOCATION*  STRATEGY*   ALLOCATION*
                                                    ---------------- ----------------- ---------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $2,769,194      $160,113,107    $1,176,538 $1,531,985,819
Receivable for The Trusts shares sold..............            98                --            37             --
Receivable for policy-related transactions.........            --           122,735            --      1,068,083
                                                       ----------      ------------    ---------- --------------
   Total assets....................................     2,769,292       160,235,842     1,176,575  1,533,053,902
                                                       ----------      ------------    ---------- --------------

LIABILITIES:
Payable for The Trusts shares purchased............            --           122,735            --        936,967
Payable for policy-related transactions............            98                --             1             --
                                                       ----------      ------------    ---------- --------------
   Total liabilities...............................            98           122,735             1        936,967
                                                       ----------      ------------    ---------- --------------
NET ASSETS.........................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

NET ASSETS:
Accumulation Units.................................    $2,768,377      $160,091,394    $1,176,574 $1,524,967,075
Contracts in payout (annuitization) period.........            --                --            --      6,855,555
Retained by AXA Equitable in Separate Account A....           817            21,713            --        294,305
                                                       ----------      ------------    ---------- --------------
TOTAL NET ASSETS...................................    $2,769,194      $160,113,107    $1,176,574 $1,532,116,935
                                                       ==========      ============    ========== ==============

Investments in shares of The Trusts, at cost.......    $2,797,525      $164,970,391    $1,163,873 $1,748,281,552
The Trusts shares held
   Class A.........................................            --                --        96,907    100,786,226
   Class B.........................................       251,914        17,447,176            --     20,900,197

                                                    AXA MODERATE-PLUS AXA TACTICAL
                                                       ALLOCATION*    MANAGER 2000*
                                                    ----------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $807,741,526     $1,291,457
Receivable for The Trusts shares sold..............             --             --
Receivable for policy-related transactions.........        152,874         15,877
                                                      ------------     ----------
   Total assets....................................    807,894,400      1,307,334
                                                      ------------     ----------

LIABILITIES:
Payable for The Trusts shares purchased............        152,874         15,877
Payable for policy-related transactions............             --             --
                                                      ------------     ----------
   Total liabilities...............................        152,874         15,877
                                                      ------------     ----------
NET ASSETS.........................................   $807,741,526     $1,291,457
                                                      ============     ==========

NET ASSETS:
Accumulation Units.................................   $807,707,898     $1,291,239
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         33,628            218
                                                      ------------     ----------
TOTAL NET ASSETS...................................   $807,741,526     $1,291,457
                                                      ============     ==========

Investments in shares of The Trusts, at cost.......   $856,046,501     $1,388,399
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     85,635,886         97,215

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               AXA TACTICAL                       EQ/AXA FRANKLIN
                                                    AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                    MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*        CORE*
                                                    ------------ ------------ -------------- -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $2,592,201   $3,721,122    $3,102,163       $290,309,414       $13,851,222
Receivable for The Trusts shares sold..............          --           --            --            117,387                --
Receivable for policy-related transactions.........      18,022       25,026        34,483                 --             1,226
                                                     ----------   ----------    ----------       ------------       -----------
   Total assets....................................   2,610,223    3,746,148     3,136,646        290,426,801        13,852,448
                                                     ----------   ----------    ----------       ------------       -----------

LIABILITIES:
Payable for The Trusts shares purchased............      18,022       25,026        34,483                 --             1,226
Payable for policy-related transactions............          --           --            --            116,874                --
                                                     ----------   ----------    ----------       ------------       -----------
   Total liabilities...............................      18,022       25,026        34,483            116,874             1,226
                                                     ----------   ----------    ----------       ------------       -----------
NET ASSETS.........................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

NET ASSETS:
Accumulation Units.................................  $2,591,907   $3,720,749    $3,101,715       $288,454,449       $13,850,526
Contracts in payout (annuitization) period.........          --           --            --          1,855,478                --
Retained by AXA Equitable in Separate Account A....         294          373           448                 --               696
                                                     ----------   ----------    ----------       ------------       -----------
TOTAL NET ASSETS...................................  $2,592,201   $3,721,122    $3,102,163       $290,309,927       $13,851,222
                                                     ==========   ==========    ==========       ============       ===========

Investments in shares of The Trusts, at cost.......  $2,915,803   $3,917,278    $3,607,516       $263,583,697       $13,922,245
The Trusts shares held
   Class A.........................................          --           --            --         16,008,350                --
   Class B.........................................     188,951      287,941       297,621          2,607,722         1,500,151

                                                       EQ/BLACKROCK
                                                    BASIC VALUE EQUITY*
                                                    -------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $402,741,443
Receivable for The Trusts shares sold..............              --
Receivable for policy-related transactions.........          43,011
                                                       ------------
   Total assets....................................     402,784,454
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased............          43,011
Payable for policy-related transactions............              --
                                                       ------------
   Total liabilities...............................          43,011
                                                       ------------
NET ASSETS.........................................    $402,741,443
                                                       ============

NET ASSETS:
Accumulation Units.................................    $402,728,380
Contracts in payout (annuitization) period.........              --
Retained by AXA Equitable in Separate Account A....          13,063
                                                       ------------
TOTAL NET ASSETS...................................    $402,741,443
                                                       ============

Investments in shares of The Trusts, at cost.......    $398,100,109
The Trusts shares held
   Class A.........................................              --
   Class B.........................................      30,781,535

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                       EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                    ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND
                                                        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*         INDEX*
                                                    --------------- ------------ ------------ --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $55,552,253   $23,708,047  $155,682,107 $1,929,617,284  $122,836,713
Receivable for The Trusts shares sold..............            --            --            --        695,371        44,430
Receivable for policy-related transactions.........        33,739        11,325       115,029             --            --
                                                      -----------   -----------  ------------ --------------  ------------
   Total assets....................................    55,585,992    23,719,372   155,797,136  1,930,312,655   122,881,143
                                                      -----------   -----------  ------------ --------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............        33,739        11,325       115,029             --            --
Payable for policy-related transactions............            --            --            --        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
   Total liabilities...............................        33,739        11,325       115,029        549,101        44,430
                                                      -----------   -----------  ------------ --------------  ------------
NET ASSETS.........................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

NET ASSETS:
Accumulation Units.................................   $55,549,639   $23,548,775  $155,655,639 $1,917,235,056  $122,833,106
Contracts in payout (annuitization) period.........            --            --            --     12,528,498            --
Retained by AXA Equitable in Separate Account A....         2,614       159,272        26,468             --         3,607
                                                      -----------   -----------  ------------ --------------  ------------
TOTAL NET ASSETS...................................   $55,552,253   $23,708,047  $155,682,107 $1,929,763,554  $122,836,713
                                                      ===========   ===========  ============ ==============  ============

Investments in shares of The Trusts, at cost.......   $49,973,648   $23,113,653  $154,906,276 $2,153,843,226  $120,867,031
The Trusts shares held
   Class A.........................................            --            --            --    115,423,256            --
   Class B.........................................    10,797,155     3,300,029    12,409,202      5,697,773    12,285,335

                                                    EQ/DAVIS NEW YORK
                                                        VENTURE*
                                                    -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $25,523,724
Receivable for The Trusts shares sold..............             --
Receivable for policy-related transactions.........          7,078
                                                       -----------
   Total assets....................................     25,530,802
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased............          7,078
Payable for policy-related transactions............             --
                                                       -----------
   Total liabilities...............................          7,078
                                                       -----------
NET ASSETS.........................................    $25,523,724
                                                       ===========

NET ASSETS:
Accumulation Units.................................    $25,523,126
Contracts in payout (annuitization) period.........             --
Retained by AXA Equitable in Separate Account A....            598
                                                       -----------
TOTAL NET ASSETS...................................    $25,523,724
                                                       ===========

Investments in shares of The Trusts, at cost.......    $24,479,845
The Trusts shares held
   Class A.........................................             --
   Class B.........................................      2,758,955

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                           EQ/FRANKLIN
                                                                         EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                    EQ/EQUITY 500 INDEX*      PLUS*          BALANCED*     ALLOCATION*
                                                    -------------------- ---------------- ---------------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $763,471,535       $311,115,187     $70,829,135    $46,430,787
Receivable for The Trusts shares sold..............          226,980            139,524              --             --
Receivable for policy-related transactions.........               --                 --          47,708         35,207
                                                        ------------       ------------     -----------    -----------
   Total assets....................................      763,698,515        311,254,711      70,876,843     46,465,994
                                                        ------------       ------------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............               --                 --          47,708         35,207
Payable for policy-related transactions............          226,980            139,524              --             --
                                                        ------------       ------------     -----------    -----------
   Total liabilities...............................          226,980            139,524          47,708         35,207
                                                        ------------       ------------     -----------    -----------
NET ASSETS.........................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

NET ASSETS:
Accumulation Units.................................     $760,139,027       $311,114,257     $70,811,521    $46,423,961
Contracts in payout (annuitization) period.........        3,243,430                 --              --             --
Retained by AXA Equitable in Separate Account A....           89,078                930          17,614          6,826
                                                        ------------       ------------     -----------    -----------
TOTAL NET ASSETS...................................     $763,471,535       $311,115,187     $70,829,135    $46,430,787
                                                        ============       ============     ===========    ===========

Investments in shares of The Trusts, at cost.......     $743,190,906       $298,162,721     $66,070,925    $44,882,802
The Trusts shares held
   Class A.........................................       30,526,143                 --              --             --
   Class B.........................................        4,326,618         22,259,431       8,563,920      6,361,442

                                                    EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                    AND ACQUISITIONS* COMPANY VALUE*
                                                    ----------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $19,833,238     $367,991,904
Receivable for The Trusts shares sold..............             --               --
Receivable for policy-related transactions.........         17,578          100,271
                                                       -----------     ------------
   Total assets....................................     19,850,816      368,092,175
                                                       -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............         17,578          100,271
Payable for policy-related transactions............             --               --
                                                       -----------     ------------
   Total liabilities...............................         17,578          100,271
                                                       -----------     ------------
NET ASSETS.........................................    $19,833,238     $367,991,904
                                                       ===========     ============

NET ASSETS:
Accumulation Units.................................    $19,825,823     $367,987,594
Contracts in payout (annuitization) period.........             --               --
Retained by AXA Equitable in Separate Account A....          7,415            4,310
                                                       -----------     ------------
TOTAL NET ASSETS...................................    $19,833,238     $367,991,904
                                                       ===========     ============

Investments in shares of The Trusts, at cost.......    $19,752,471     $320,833,651
The Trusts shares held
   Class A.........................................             --               --
   Class B.........................................      1,632,482        9,873,595

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                    EQ/INTERMEDIATE
                                                    EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND EQ/INTERNATIONAL
                                                        PLUS*       SECTOR EQUITY*      INDEX*         CORE PLUS*
                                                    -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $83,626,451     $354,931,657     $95,728,711     $119,909,810
Receivable for The Trusts shares sold..............           --               --         190,889          163,754
Receivable for policy-related transactions.........       56,154          314,088              --               --
                                                     -----------     ------------     -----------     ------------
   Total assets....................................   83,682,605      355,245,745      95,919,600      120,073,564
                                                     -----------     ------------     -----------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............       56,154          314,088              --               --
Payable for policy-related transactions............           --               --         190,709          163,754
                                                     -----------     ------------     -----------     ------------
   Total liabilities...............................       56,154          314,088         190,709          163,754
                                                     -----------     ------------     -----------     ------------
NET ASSETS.........................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

NET ASSETS:
Accumulation Units.................................  $83,622,083     $354,891,433     $95,267,706     $119,908,970
Contracts in payout (annuitization) period.........           --               --         459,053               --
Retained by AXA Equitable in Separate Account A....        4,368           40,224           2,132              840
                                                     -----------     ------------     -----------     ------------
TOTAL NET ASSETS...................................  $83,626,451     $354,931,657     $95,728,891     $119,909,810
                                                     ===========     ============     ===========     ============

Investments in shares of The Trusts, at cost.......  $83,074,571     $346,518,358     $92,571,821     $131,390,040
The Trusts shares held
   Class A.........................................           --               --       6,897,970               --
   Class B.........................................    8,353,920       33,131,438       2,355,331       15,518,944

                                                    EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                     EQUITY INDEX*     VALUE PLUS*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $394,517,057     $198,049,095
Receivable for The Trusts shares sold..............        412,960               --
Receivable for policy-related transactions.........             --          346,154
                                                      ------------     ------------
   Total assets....................................    394,930,017      198,395,249
                                                      ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --          346,154
Payable for policy-related transactions............        412,960               --
                                                      ------------     ------------
   Total liabilities...............................        412,960          346,154
                                                      ------------     ------------
NET ASSETS.........................................   $394,517,057     $198,049,095
                                                      ============     ============

NET ASSETS:
Accumulation Units.................................   $393,042,322     $198,046,731
Contracts in payout (annuitization) period.........      1,451,656               --
Retained by AXA Equitable in Separate Account A....         23,079            2,364
                                                      ------------     ------------
TOTAL NET ASSETS...................................   $394,517,057     $198,049,095
                                                      ============     ============

Investments in shares of The Trusts, at cost.......   $527,338,505     $234,176,415
The Trusts shares held
   Class A.........................................     47,972,045               --
   Class B.........................................      6,187,666       20,676,146

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/JPMORGAN VALUE EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     OPPORTUNITIES*         PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                    ----------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $43,267,054       $13,804,561    $118,558,488  $225,298,682
Receivable for The Trusts shares sold..............         44,591                --          14,827        26,482
Receivable for policy-related transactions.........             --             5,359              --            --
                                                       -----------       -----------    ------------  ------------
   Total assets....................................     43,311,645        13,809,920     118,573,315   225,325,164
                                                       -----------       -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             5,359              --            --
Payable for policy-related transactions............         44,591                --          14,827        26,482
                                                       -----------       -----------    ------------  ------------
   Total liabilities...............................         44,591             5,359          14,827        26,482
                                                       -----------       -----------    ------------  ------------
NET ASSETS.........................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

NET ASSETS:
Accumulation Units.................................    $43,245,202       $13,764,190    $118,552,669  $225,270,708
Contracts in payout (annuitization) period.........             --                --              --            --
Retained by AXA Equitable in Separate Account A....         21,852            40,371           5,819        27,974
                                                       -----------       -----------    ------------  ------------
TOTAL NET ASSETS...................................    $43,267,054       $13,804,561    $118,558,488  $225,298,682
                                                       ===========       ===========    ============  ============

Investments in shares of The Trusts, at cost.......    $42,909,931       $14,046,290    $103,239,848  $207,669,803
The Trusts shares held
   Class A.........................................             --                --              --            --
   Class B.........................................      4,715,970         2,091,769      13,665,785    14,115,096

                                                    EQ/LARGE CAP VALUE EQ/LARGE CAP VALUE
                                                          INDEX*             PLUS*
                                                    ------------------ ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $35,598,590        $692,404,466
Receivable for The Trusts shares sold..............             --             336,633
Receivable for policy-related transactions.........         64,203                  --
                                                       -----------        ------------
   Total assets....................................     35,662,793         692,741,099
                                                       -----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased............         64,203                  --
Payable for policy-related transactions............             --             336,633
                                                       -----------        ------------
   Total liabilities...............................         64,203             336,633
                                                       -----------        ------------
NET ASSETS.........................................    $35,598,590        $692,404,466
                                                       ===========        ============

NET ASSETS:
Accumulation Units.................................    $35,596,092        $688,921,587
Contracts in payout (annuitization) period.........             --           3,354,554
Retained by AXA Equitable in Separate Account A....          2,498             128,325
                                                       -----------        ------------
TOTAL NET ASSETS...................................    $35,598,590        $692,404,466
                                                       ===========        ============

Investments in shares of The Trusts, at cost.......    $33,317,043        $837,254,113
The Trusts shares held
   Class A.........................................             --          63,929,035
   Class B.........................................      6,906,484           8,581,780

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       EQ/MFS
                                                    EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                                    LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                                    --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $39,758,342    $63,075,363    $302,529,330      $400,010,383
Receivable for The Trusts shares sold..............        87,854             --              --            16,958
Receivable for policy-related transactions.........            --         73,120         124,645                --
                                                      -----------    -----------    ------------      ------------
   Total assets....................................    39,846,196     63,148,483     302,653,975       400,027,341
                                                      -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --         73,120         124,645                --
Payable for policy-related transactions............        87,854             --              --            16,958
                                                      -----------    -----------    ------------      ------------
   Total liabilities...............................        87,854         73,120         124,645            16,958
                                                      -----------    -----------    ------------      ------------
NET ASSETS.........................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

NET ASSETS:
Accumulation Units.................................   $39,757,097    $63,068,485    $302,527,503      $399,994,172
Contracts in payout (annuitization) period.........            --             --              --                --
Retained by AXA Equitable in Separate Account A....         1,245          6,878           1,827            16,211
                                                      -----------    -----------    ------------      ------------
TOTAL NET ASSETS...................................   $39,758,342    $63,075,363    $302,529,330      $400,010,383
                                                      ===========    ===========    ============      ============

Investments in shares of The Trusts, at cost.......   $40,613,561    $67,252,203    $277,731,445      $376,673,238
The Trusts shares held
   Class A.........................................            --             --              --                --
   Class B.........................................     3,619,702     11,286,599      37,573,912        44,798,171

                                                                       EQ/MONTAG &
                                                    EQ/MONEY MARKET* CALDWELL GROWTH*
                                                    ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $105,668,679     $37,351,640
Receivable for The Trusts shares sold..............         72,270              --
Receivable for policy-related transactions.........             --          14,746
                                                      ------------     -----------
   Total assets....................................    105,740,949      37,366,386
                                                      ------------     -----------

LIABILITIES:
Payable for The Trusts shares purchased............             --          14,736
Payable for policy-related transactions............         72,272              --
                                                      ------------     -----------
   Total liabilities...............................         72,272          14,736
                                                      ------------     -----------
NET ASSETS.........................................   $105,668,677     $37,351,650
                                                      ============     ===========

NET ASSETS:
Accumulation Units.................................   $104,855,542     $37,351,650
Contracts in payout (annuitization) period.........        657,753              --
Retained by AXA Equitable in Separate Account A....        155,382              --
                                                      ------------     -----------
TOTAL NET ASSETS...................................   $105,668,677     $37,351,650
                                                      ============     ===========

Investments in shares of The Trusts, at cost.......   $105,696,502     $33,613,014
The Trusts shares held
   Class A.........................................     67,597,686              --
   Class B.........................................     38,037,057       5,961,460

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    EQ/MORGAN STANLEY EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                     MID CAP GROWTH*    CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                    ----------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $187,786,715      $25,982,775    $49,427,605    $123,998,060
Receivable for The Trusts shares sold..............        252,616           17,223             --         101,951
Receivable for policy-related transactions.........             --               --         59,716              --
                                                      ------------      -----------    -----------    ------------
   Total assets....................................    188,039,331       25,999,998     49,487,321     124,100,011
                                                      ------------      -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --               --         59,716              --
Payable for policy-related transactions............        252,616           17,223             --         101,951
                                                      ------------      -----------    -----------    ------------
   Total liabilities...............................        252,616           17,223         59,716         101,951
                                                      ------------      -----------    -----------    ------------
NET ASSETS.........................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

NET ASSETS:
Accumulation Units.................................   $187,783,285      $25,979,343    $49,426,948    $123,990,332
Contracts in payout (annuitization) period.........             --               --             --              --
Retained by AXA Equitable in Separate Account A....          3,430            3,432            657           7,728
                                                      ------------      -----------    -----------    ------------
TOTAL NET ASSETS...................................   $187,786,715      $25,982,775    $49,427,605    $123,998,060
                                                      ============      ===========    ===========    ============

Investments in shares of The Trusts, at cost.......   $206,269,513      $23,984,180    $52,187,212    $124,953,307
The Trusts shares held
   Class A.........................................             --               --             --          16,494
   Class B.........................................     12,910,378        3,120,156      5,165,547      12,527,037

                                                    EQ/QUALITY BOND EQ/SMALL COMPANY
                                                         PLUS*           INDEX*
                                                    --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $137,747,035     $176,092,893
Receivable for The Trusts shares sold..............       274,827               --
Receivable for policy-related transactions.........            --          317,220
                                                     ------------     ------------
   Total assets....................................   138,021,862      176,410,113
                                                     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased............            --          317,220
Payable for policy-related transactions............       418,680               --
                                                     ------------     ------------
   Total liabilities...............................       418,680          317,220
                                                     ------------     ------------
NET ASSETS.........................................  $137,603,182     $176,092,893
                                                     ============     ============

NET ASSETS:
Accumulation Units.................................  $136,929,067     $175,975,391
Contracts in payout (annuitization) period.........       627,504               --
Retained by AXA Equitable in Separate Account A....        46,611          117,502
                                                     ------------     ------------
TOTAL NET ASSETS...................................  $137,603,182     $176,092,893
                                                     ============     ============

Investments in shares of The Trusts, at cost.......  $151,868,212     $165,503,409
The Trusts shares held
   Class A.........................................    12,613,243               --
   Class B.........................................     3,718,833       19,405,510

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011


                                                    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                    ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
Receivable for The Trusts shares sold..............             --             --          28,397             --            --
Receivable for policy-related transactions.........        283,949         36,344              --         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
   Total assets....................................    150,181,301     29,400,669      18,923,439     22,891,501    96,454,993
                                                      ------------    -----------     -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............        283,949         36,344              --         16,895       111,630
Payable for policy-related transactions............             --             --          28,397             --            --
                                                      ------------    -----------     -----------    -----------   -----------
   Total liabilities...............................        283,949         36,344          28,397         16,895       111,630
                                                      ------------    -----------     -----------    -----------   -----------
NET ASSETS.........................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

NET ASSETS:
Accumulation Units.................................   $149,893,531    $29,357,806     $18,894,220    $22,874,007   $96,316,399
Contracts in payout (annuitization) period.........             --             --              --             --            --
Retained by AXA Equitable in Separate Account A....          3,821          6,519             822            599        26,964
                                                      ------------    -----------     -----------    -----------   -----------
TOTAL NET ASSETS...................................   $149,897,352    $29,364,325     $18,895,042    $22,874,606   $96,343,363
                                                      ============    ===========     ===========    ===========   ===========

Investments in shares of The Trusts, at cost.......   $133,515,187    $29,714,421     $17,104,331    $20,531,887   $98,619,194
The Trusts shares held
   Class B.........................................      7,431,390      3,783,054       3,293,855      2,478,843    10,162,439
   Service Class 2.................................             --             --              --             --            --

                                                    FIDELITY(R) VIP
                                                     CONTRAFUND(R)
                                                       PORTFOLIO
                                                    ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $71,089,190
Receivable for The Trusts shares sold..............            --
Receivable for policy-related transactions.........       163,547
                                                      -----------
   Total assets....................................    71,252,737
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............       163,547
Payable for policy-related transactions............            --
                                                      -----------
   Total liabilities...............................       163,547
                                                      -----------
NET ASSETS.........................................   $71,089,190
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $71,088,659
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....           531
                                                      -----------
TOTAL NET ASSETS...................................   $71,089,190
                                                      ===========

Investments in shares of The Trusts, at cost.......   $73,716,439
The Trusts shares held
   Class B.........................................            --
   Service Class 2.................................     3,139,982

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    FIDELITY(R) VIP                                         INVESCO V.I.
                                                     EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT  DIVIDEND GROWTH
                                                       PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND      FUND
                                                    --------------- ------------------- ------------------ ---------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $659,888         $3,930,429          $3,872,806        $139,013
Receivable for The Trusts shares sold..............          --                 --                  --              --
Receivable for policy-related transactions.........       2,395              7,997              28,089             408
                                                       --------         ----------          ----------        --------
   Total assets....................................     662,283          3,938,426           3,900,895         139,421
                                                       --------         ----------          ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased............       2,395              7,997              27,956             402
Payable for policy-related transactions............          --                 --                  --              --
                                                       --------         ----------          ----------        --------
   Total liabilities...............................       2,395              7,997              27,956             402
                                                       --------         ----------          ----------        --------
NET ASSETS.........................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

NET ASSETS:
Accumulation Units.................................    $659,289         $3,929,947          $3,872,939        $139,019
Contracts in payout (annuitization) period.........          --                 --                  --              --
Retained by AXA Equitable in Separate Account A....         599                482                  --              --
                                                       --------         ----------          ----------        --------
TOTAL NET ASSETS...................................    $659,888         $3,930,429          $3,872,939        $139,019
                                                       ========         ==========          ==========        ========

Investments in shares of The Trusts, at cost.......    $664,823         $4,278,153          $3,922,922        $135,790
The Trusts shares held
   Series II.......................................          --                 --                  --           9,930
   Service Class 2.................................      35,844            137,524                  --              --
   Service Shares..................................          --                 --             295,409              --

                                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                     REAL ESTATE FUND      YIELD FUND
                                                    ------------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $12,045,915        $2,717,318
Receivable for The Trusts shares sold..............              --                --
Receivable for policy-related transactions.........          34,966             8,636
                                                        -----------        ----------
   Total assets....................................      12,080,881         2,725,954
                                                        -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............          34,966             8,636
Payable for policy-related transactions............              --                --
                                                        -----------        ----------
   Total liabilities...............................          34,966             8,636
                                                        -----------        ----------
NET ASSETS.........................................     $12,045,915        $2,717,318
                                                        ===========        ==========

NET ASSETS:
Accumulation Units.................................     $12,045,431        $2,717,066
Contracts in payout (annuitization) period.........              --                --
Retained by AXA Equitable in Separate Account A....             484               252
                                                        -----------        ----------
TOTAL NET ASSETS...................................     $12,045,915        $2,717,318
                                                        ===========        ==========

Investments in shares of The Trusts, at cost.......     $13,154,820        $2,693,822
The Trusts shares held
   Series II.......................................       1,014,820           540,222
   Service Class 2.................................              --                --
   Service Shares..................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    INVESCO V.I.
                                                    INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                                                     GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                                                    ------------- -------------------- ------------------ -------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $8,406,647        $7,017,104          $3,749,665      $16,122,343
Receivable for The Trusts shares sold..............          --                --                  --               --
Receivable for policy-related transactions.........      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
   Total assets....................................   8,422,463         7,226,249           3,756,418       16,177,483
                                                     ----------        ----------          ----------      -----------

LIABILITIES:
Payable for The Trusts shares purchased............      15,816           209,145               6,753           55,140
Payable for policy-related transactions............          --                --                  --               --
                                                     ----------        ----------          ----------      -----------
   Total liabilities...............................      15,816           209,145               6,753           55,140
                                                     ----------        ----------          ----------      -----------
NET ASSETS.........................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

NET ASSETS:
Accumulation Units.................................  $8,406,144        $7,016,562          $3,749,465      $16,122,253
Contracts in payout (annuitization) period.........          --                --                  --               --
Retained by AXA Equitable in Separate Account A....         503               542                 200               90
                                                     ----------        ----------          ----------      -----------
TOTAL NET ASSETS...................................  $8,406,647        $7,017,104          $3,749,665      $16,122,343
                                                     ==========        ==========          ==========      ===========

Investments in shares of The Trusts, at cost.......  $8,805,566        $7,520,262          $3,882,774      $17,720,933
The Trusts shares held
   Common Shares...................................          --                --                  --        2,772,973
   Series II.......................................     322,341           611,779             232,754               --

                                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                          INCOME          CAP GROWTH
                                                    ------------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $33,348,380        $5,792,326
Receivable for The Trusts shares sold..............             --                --
Receivable for policy-related transactions.........        241,697            46,441
                                                       -----------        ----------
   Total assets....................................     33,590,077         5,838,767
                                                       -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        241,697            46,441
Payable for policy-related transactions............             --                --
                                                       -----------        ----------
   Total liabilities...............................        241,697            46,441
                                                       -----------        ----------
NET ASSETS.........................................    $33,348,380        $5,792,326
                                                       ===========        ==========

NET ASSETS:
Accumulation Units.................................    $33,347,033        $5,792,141
Contracts in payout (annuitization) period.........             --                --
Retained by AXA Equitable in Separate Account A....          1,347               185
                                                       -----------        ----------
TOTAL NET ASSETS...................................    $33,348,380        $5,792,326
                                                       ===========        ==========

Investments in shares of The Trusts, at cost.......    $33,729,918        $5,725,015
The Trusts shares held
   Common Shares...................................      9,754,411           692,216
   Series II.......................................             --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        LAZARD RETIREMENT     MFS(R)      MFS(R) INVESTORS
                                                    IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL    GROWTH STOCK
                                                        CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO      SERIES
                                                    ------------------- ----------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.     $2,757,057         $45,950,969      $29,846,371      $2,551,681
Receivable for The Trusts shares sold..............             --                  --               --              --
Receivable for policy-related transactions.........          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
   Total assets....................................      2,762,706          46,029,057       29,904,037       2,587,447
                                                        ----------         -----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased............          5,649              78,088           57,666          35,766
Payable for policy-related transactions............             --                  --               --              --
                                                        ----------         -----------      -----------      ----------
   Total liabilities...............................          5,649              78,088           57,666          35,766
                                                        ----------         -----------      -----------      ----------
NET ASSETS.........................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

NET ASSETS:
Accumulation Units.................................     $2,756,865         $45,930,120      $29,845,790      $2,551,443
Contracts in payout (annuitization) period.........             --                  --               --              --
Retained by AXA Equitable in Separate Account A....            192              20,849              581             238
                                                        ----------         -----------      -----------      ----------
TOTAL NET ASSETS...................................     $2,757,057         $45,950,969      $29,846,371      $2,551,681
                                                        ==========         ===========      ===========      ==========

Investments in shares of The Trusts, at cost.......     $2,817,621         $53,246,652      $30,787,843      $2,566,634
The Trusts shares held
   Common Shares...................................        295,138                  --               --              --
   Service Class...................................             --                  --        1,991,085         236,925
   Service Shares..................................             --           2,455,958               --              --

                                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                      TRUST SERIES       PORTFOLIO
                                                    ---------------- -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $3,387,995       $9,624,505
Receivable for The Trusts shares sold..............            --               --
Receivable for policy-related transactions.........         7,523           99,504
                                                       ----------       ----------
   Total assets....................................     3,395,518        9,724,009
                                                       ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased............         7,492           99,504
Payable for policy-related transactions............            --               --
                                                       ----------       ----------
   Total liabilities...............................         7,492           99,504
                                                       ----------       ----------
NET ASSETS.........................................    $3,388,026       $9,624,505
                                                       ==========       ==========

NET ASSETS:
Accumulation Units.................................    $3,388,026       $9,624,320
Contracts in payout (annuitization) period.........            --               --
Retained by AXA Equitable in Separate Account A....            --              185
                                                       ----------       ----------
TOTAL NET ASSETS...................................    $3,388,026       $9,624,505
                                                       ==========       ==========

Investments in shares of The Trusts, at cost.......    $3,458,564       $9,769,761
The Trusts shares held
   Common Shares...................................            --               --
   Service Class...................................       175,453        1,430,090
   Service Shares..................................            --               --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                                     MULTIMANAGER   MULTIMANAGER
                                                    MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER INTERNATIONAL LARGE CAP CORE
                                                         SERIES      AGGRESSIVE EQUITY*  CORE BOND*     EQUITY*       EQUITY*
                                                    ---------------- ------------------ ------------ ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $20,340,436       $519,375,312    $120,054,754  $52,490,389   $12,616,881
Receivable for The Trusts shares sold..............            --            335,495           4,773       55,401        14,047
Receivable for policy-related transactions.........       311,068                 --              --           --            --
                                                      -----------       ------------    ------------  -----------   -----------
   Total assets....................................    20,651,504        519,710,807     120,059,527   52,545,790    12,630,928
                                                      -----------       ------------    ------------  -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased............       311,025                 --              --           --            --
Payable for policy-related transactions............            --            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
   Total liabilities...............................       311,025            279,339           4,773       55,401        14,047
                                                      -----------       ------------    ------------  -----------   -----------
NET ASSETS.........................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

NET ASSETS:
Accumulation Units.................................   $20,340,479       $518,469,904    $120,045,383  $52,485,795   $12,610,457
Contracts in payout (annuitization) period.........            --            905,891              --           --            --
Retained by AXA Equitable in Separate Account A....            --             55,673           9,371        4,594         6,424
                                                      -----------       ------------    ------------  -----------   -----------
TOTAL NET ASSETS...................................   $20,340,479       $519,431,468    $120,054,754  $52,490,389   $12,616,881
                                                      ===========       ============    ============  ===========   ===========

Investments in shares of The Trusts, at cost.......   $20,263,117       $601,413,012    $121,238,172  $59,957,456   $12,572,247
The Trusts shares held
   Class A.........................................            --         19,468,829              --           --            --
   Class B.........................................            --            832,032      11,480,251    5,926,175     1,343,600
   Service Class...................................       790,534                 --              --           --            --

                                                      MULTIMANAGER
                                                    LARGE CAP VALUE*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $47,456,648
Receivable for The Trusts shares sold..............        21,700
Receivable for policy-related transactions.........            --
                                                      -----------
   Total assets....................................    47,478,348
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --
Payable for policy-related transactions............        21,700
                                                      -----------
   Total liabilities...............................        21,700
                                                      -----------
NET ASSETS.........................................   $47,456,648
                                                      ===========

NET ASSETS:
Accumulation Units.................................   $47,446,561
Contracts in payout (annuitization) period.........            --
Retained by AXA Equitable in Separate Account A....        10,087
                                                      -----------
TOTAL NET ASSETS...................................   $47,456,648
                                                      ===========

Investments in shares of The Trusts, at cost.......   $45,017,452
The Trusts shares held
   Class A.........................................            --
   Class B.........................................     5,193,021
   Service Class...................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                      MULTIMANAGER
                                                    MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR   MULTIMANAGER
                                                      CAP GROWTH*       CAP VALUE*       BOND*     SMALL CAP GROWTH*
                                                    ---------------- ---------------- ------------ -----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $61,827,874      $57,129,925    $118,971,275    $39,329,341
Receivable for The Trusts shares sold..............        66,664            7,163          19,398             --
Receivable for policy-related transactions.........            --               --              --         25,631
                                                      -----------      -----------    ------------    -----------
   Total assets....................................    61,894,538       57,137,088     118,990,673     39,354,972
                                                      -----------      -----------    ------------    -----------

LIABILITIES:
Payable for The Trusts shares purchased............            --               --              --         25,631
Payable for policy-related transactions............        66,664            7,163          19,398             --
                                                      -----------      -----------    ------------    -----------
   Total liabilities...............................        66,664            7,163          19,398         25,631
                                                      -----------      -----------    ------------    -----------
NET ASSETS.........................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

NET ASSETS:
Accumulation Units.................................   $61,816,059      $57,115,310    $118,470,868    $39,105,843
Contracts in payout (annuitization) period.........            --               --         452,260             --
Retained by AXA Equitable in Separate Account A....        11,815           14,615          48,147        223,498
                                                      -----------      -----------    ------------    -----------
TOTAL NET ASSETS...................................   $61,827,874      $57,129,925    $118,971,275    $39,329,341
                                                      ===========      ===========    ============    ===========

Investments in shares of The Trusts, at cost.......   $55,672,452      $53,047,770    $136,593,982    $35,726,492
The Trusts shares held
   Class A.........................................            --               --      22,780,535             --
   Class B.........................................     7,467,275        6,679,263       7,572,601      5,283,893

                                                      MULTIMANAGER   MULTIMANAGER
                                                    SMALL CAP VALUE* TECHNOLOGY*
                                                    ---------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $107,589,108   $108,129,073
Receivable for The Trusts shares sold..............         16,320         26,045
Receivable for policy-related transactions.........             --             --
                                                      ------------   ------------
   Total assets....................................    107,605,428    108,155,118
                                                      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased............             --             --
Payable for policy-related transactions............         16,320         26,045
                                                      ------------   ------------
   Total liabilities...............................         16,320         26,045
                                                      ------------   ------------
NET ASSETS.........................................   $107,589,108   $108,129,073
                                                      ============   ============

NET ASSETS:
Accumulation Units.................................   $107,551,431   $108,101,846
Contracts in payout (annuitization) period.........             --             --
Retained by AXA Equitable in Separate Account A....         37,677         27,227
                                                      ------------   ------------
TOTAL NET ASSETS...................................   $107,589,108   $108,129,073
                                                      ============   ============

Investments in shares of The Trusts, at cost.......   $101,539,116   $ 99,653,024
The Trusts shares held
   Class A.........................................             --             --
   Class B.........................................     10,962,961      8,868,974

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      PIMCO VARIABLE INSURANCE
                                                                               TRUST
                                                    OPPENHEIMER MAIN   COMMODITYREALRETURN(R)  TARGET 2015 TARGET 2025
                                                    STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                                                    ----------------- ------------------------ ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value.     $187,617             $1,926,354        $21,218,373 $28,990,745
Receivable for The Trusts shares sold..............           --                     --             56,103          --
Receivable for policy-related transactions.........          587                  4,397                 --      33,338
                                                        --------             ----------        ----------- -----------
   Total assets....................................      188,204              1,930,751         21,274,476  29,024,083
                                                        --------             ----------        ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          587                  4,397                 --      33,338
Payable for policy-related transactions............           --                     --             56,103          --
                                                        --------             ----------        ----------- -----------
   Total liabilities...............................          587                  4,397             56,103      33,338
                                                        --------             ----------        ----------- -----------
NET ASSETS.........................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

NET ASSETS:
Accumulation Units.................................     $187,374             $1,926,183        $21,215,227 $28,987,915
Contracts in payout (annuitization) period.........           --                     --                 --          --
Retained by AXA Equitable in Separate Account A....          243                    171              3,146       2,830
                                                        --------             ----------        ----------- -----------
TOTAL NET ASSETS...................................     $187,617             $1,926,354        $21,218,373 $28,990,745
                                                        ========             ==========        =========== ===========

Investments in shares of The Trusts, at cost.......     $183,194             $2,268,288        $21,526,242 $28,246,602
The Trusts shares held
   Advisor Class...................................           --                264,973                 --          --
   Class B.........................................           --                     --          2,494,078   3,453,105
   Service Class...................................        9,139                     --                 --          --


                                                    TARGET 2035 TARGET 2045
                                                    ALLOCATION* ALLOCATION*
                                                    ----------- -----------
ASSETS:
Investments in shares of The Trusts, at fair value. $23,889,538 $16,081,826
Receivable for The Trusts shares sold..............      25,471          --
Receivable for policy-related transactions.........          --      11,637
                                                    ----------- -----------
   Total assets....................................  23,915,009  16,093,463
                                                    ----------- -----------

LIABILITIES:
Payable for The Trusts shares purchased............          --      11,637
Payable for policy-related transactions............      25,471          --
                                                    ----------- -----------
   Total liabilities...............................      25,471      11,637
                                                    ----------- -----------
NET ASSETS......................................... $23,889,538 $16,081,826
                                                    =========== ===========

NET ASSETS:
Accumulation Units................................. $23,880,365 $16,080,976
Contracts in payout (annuitization) period.........          --          --
Retained by AXA Equitable in Separate Account A....       9,173         850
                                                    ----------- -----------
TOTAL NET ASSETS................................... $23,889,538 $16,081,826
                                                    =========== ===========

Investments in shares of The Trusts, at cost....... $23,021,500 $15,686,949
The Trusts shares held
   Advisor Class...................................          --          --
   Class B.........................................   2,884,343   2,044,325
   Service Class...................................          --          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                    TEMPLETON GLOBAL
                                                    BOND SECURITIES  VAN ECK VIP GLOBAL
                                                          FUND        HARD ASSETS FUND
                                                    ---------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value.    $6,602,887        $6,314,137
Receivable for The Trusts shares sold..............            --                --
Receivable for policy-related transactions.........        13,309            85,187
                                                       ----------        ----------
   Total assets....................................     6,616,196         6,399,324
                                                       ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased............        13,309            85,187
Payable for policy-related transactions............            --                --
                                                       ----------        ----------
   Total liabilities...............................        13,309            85,187
                                                       ----------        ----------
NET ASSETS.........................................    $6,602,887        $6,314,137
                                                       ==========        ==========

NET ASSETS:
Accumulation Units.................................    $6,602,791        $6,313,892
Contracts in payout (annuitization) period.........            --                --
Retained by AXA Equitable in Separate Account A....            96               245
                                                       ----------        ----------
TOTAL NET ASSETS...................................    $6,602,887        $6,314,137
                                                       ==========        ==========

Investments in shares of The Trusts, at cost.......    $6,991,584        $6,778,142
The Trusts shares held
   Class S Shares..................................            --           209,772
   Class 2.........................................       363,795                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
ALL ASSET ALLOCATION...................   0.00%         B         $116.39         --
ALL ASSET ALLOCATION...................   0.25%         B         $115.72         --
ALL ASSET ALLOCATION...................   0.50%         B         $115.06         --
ALL ASSET ALLOCATION...................   0.70%         B         $114.52         --
ALL ASSET ALLOCATION...................   0.80%         B         $114.26         --
ALL ASSET ALLOCATION...................   0.90%         B         $113.99          4
ALL ASSET ALLOCATION...................   0.95%         B         $113.86          7
ALL ASSET ALLOCATION...................   1.00%         B         $113.73          2
ALL ASSET ALLOCATION...................   1.10%         B         $113.46          7
ALL ASSET ALLOCATION...................   1.20%         B         $113.20         52
ALL ASSET ALLOCATION...................   1.25%         B         $113.07         18
ALL ASSET ALLOCATION...................   1.34%         B         $112.83        133
ALL ASSET ALLOCATION...................   1.45%         B         $112.54         --

AMERICAN CENTURY VP MID CAP VALUE FUND.   0.25%      CLASS II     $105.38         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.50%      CLASS II     $104.93         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.70%      CLASS II     $104.57         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.80%      CLASS II     $104.40         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   0.90%      CLASS II     $104.22          1
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.00%      CLASS II     $104.04         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.10%      CLASS II     $103.86         --
AMERICAN CENTURY VP MID CAP VALUE FUND.   1.20%      CLASS II     $103.68         15

AXA AGGRESSIVE ALLOCATION..............   0.00%         B         $134.06         --
AXA AGGRESSIVE ALLOCATION..............   0.25%         B         $131.32         --
AXA AGGRESSIVE ALLOCATION..............   0.50%         B         $128.63          2
AXA AGGRESSIVE ALLOCATION..............   0.70%         B         $126.51          6
AXA AGGRESSIVE ALLOCATION..............   0.80%         B         $153.54         --
AXA AGGRESSIVE ALLOCATION..............   0.90%         B         $124.42        155
AXA AGGRESSIVE ALLOCATION..............   0.95%         B         $123.91        125
AXA AGGRESSIVE ALLOCATION..............   1.00%         B         $123.40         --
AXA AGGRESSIVE ALLOCATION..............   1.10%         B         $122.37        111
AXA AGGRESSIVE ALLOCATION..............   1.20%         B         $121.35        480
AXA AGGRESSIVE ALLOCATION..............   1.25%         B         $ 74.76         50
AXA AGGRESSIVE ALLOCATION..............   1.30%         B         $ 84.21         26
AXA AGGRESSIVE ALLOCATION..............   1.34%         B         $119.94      2,022
AXA AGGRESSIVE ALLOCATION..............   1.35%         B         $119.84          5
AXA AGGRESSIVE ALLOCATION..............   1.45%         B         $118.84          1

AXA BALANCED STRATEGY..................   1.10%         A         $108.40         --
AXA BALANCED STRATEGY..................   1.25%         A         $108.02          5
AXA BALANCED STRATEGY..................   1.25%         B         $115.70         52
AXA BALANCED STRATEGY..................   1.30%         B         $115.55        238

AXA CONSERVATIVE ALLOCATION............   0.00%         B         $133.84         --
AXA CONSERVATIVE ALLOCATION............   0.25%         B         $131.10         --
AXA CONSERVATIVE ALLOCATION............   0.50%         B         $128.42         --
AXA CONSERVATIVE ALLOCATION............   0.70%         B         $126.30          1
AXA CONSERVATIVE ALLOCATION............   0.80%         B         $122.90         --
AXA CONSERVATIVE ALLOCATION............   0.90%         B         $124.22         31
AXA CONSERVATIVE ALLOCATION............   0.95%         B         $123.71         88
AXA CONSERVATIVE ALLOCATION............   1.00%         B         $123.19         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......   1.10%         B         $122.17         40
AXA CONSERVATIVE ALLOCATION......   1.20%         B         $121.15        181
AXA CONSERVATIVE ALLOCATION......   1.25%         B         $104.44        188
AXA CONSERVATIVE ALLOCATION......   1.30%         B         $107.52         18
AXA CONSERVATIVE ALLOCATION......   1.34%         B         $119.75        441
AXA CONSERVATIVE ALLOCATION......   1.35%         B         $119.64         --
AXA CONSERVATIVE ALLOCATION......   1.45%         B         $118.65         --

AXA CONSERVATIVE GROWTH STRATEGY.   1.25%         B         $114.67         18
AXA CONSERVATIVE GROWTH STRATEGY.   1.30%         B         $114.53         34

AXA CONSERVATIVE STRATEGY........   1.25%         B         $111.12          7
AXA CONSERVATIVE STRATEGY........   1.30%         B         $110.98         18

AXA CONSERVATIVE-PLUS ALLOCATION.   0.00%         B         $133.16         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.25%         B         $130.44         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.50%         B         $127.77         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.70%         B         $125.66          3
AXA CONSERVATIVE-PLUS ALLOCATION.   0.80%         B         $131.38         --
AXA CONSERVATIVE-PLUS ALLOCATION.   0.90%         B         $123.59         65
AXA CONSERVATIVE-PLUS ALLOCATION.   0.95%         B         $123.08         55
AXA CONSERVATIVE-PLUS ALLOCATION.   1.00%         B         $122.57         --
AXA CONSERVATIVE-PLUS ALLOCATION.   1.10%         B         $121.55         47
AXA CONSERVATIVE-PLUS ALLOCATION.   1.20%         B         $120.54        290
AXA CONSERVATIVE-PLUS ALLOCATION.   1.25%         B         $ 95.78        104
AXA CONSERVATIVE-PLUS ALLOCATION.   1.30%         B         $100.98         24
AXA CONSERVATIVE-PLUS ALLOCATION.   1.34%         B         $119.14        769
AXA CONSERVATIVE-PLUS ALLOCATION.   1.35%         B         $119.04          1
AXA CONSERVATIVE-PLUS ALLOCATION.   1.45%         B         $118.05         --

AXA GROWTH STRATEGY..............   1.10%         A         $108.93          8
AXA GROWTH STRATEGY..............   1.25%         A         $108.55          3

AXA MODERATE ALLOCATION..........   0.50%         A         $102.59         --
AXA MODERATE ALLOCATION..........   0.70%         A         $165.16         11
AXA MODERATE ALLOCATION..........   0.90%         A         $196.64        198
AXA MODERATE ALLOCATION..........   1.00%         A         $205.39         --
AXA MODERATE ALLOCATION..........   1.20%         A         $173.41         71
AXA MODERATE ALLOCATION***.......   1.34%         A         $ 61.54     15,660
AXA MODERATE ALLOCATION..........   1.35%         A         $203.45      1,177
AXA MODERATE ALLOCATION..........   1.35%         A         $204.74         31
AXA MODERATE ALLOCATION..........   1.45%         A         $130.42          4
AXA MODERATE ALLOCATION..........   0.25%         B         $121.80         --
AXA MODERATE ALLOCATION..........   0.50%         B         $118.42          7
AXA MODERATE ALLOCATION..........   0.70%         B         $126.88         19
AXA MODERATE ALLOCATION..........   0.80%         B         $135.25         --
AXA MODERATE ALLOCATION***.......   0.90%         B         $123.38         15
AXA MODERATE ALLOCATION..........   0.90%         B         $137.73         41
AXA MODERATE ALLOCATION..........   0.95%         B         $123.00        265
AXA MODERATE ALLOCATION..........   1.00%         B         $135.78          2
AXA MODERATE ALLOCATION..........   1.10%         B         $120.72        199
AXA MODERATE ALLOCATION..........   1.20%         B         $130.46      1,170
AXA MODERATE ALLOCATION..........   1.25%         B         $ 89.60        327
AXA MODERATE ALLOCATION..........   1.30%         B         $ 97.19        126

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                              --------- -------------- ---------- -----------
AXA MODERATE-PLUS ALLOCATION.   0.00%         B         $138.68         --
AXA MODERATE-PLUS ALLOCATION.   0.25%         B         $135.85         --
AXA MODERATE-PLUS ALLOCATION.   0.50%         B         $133.07          6
AXA MODERATE-PLUS ALLOCATION.   0.70%         B         $130.88         11
AXA MODERATE-PLUS ALLOCATION.   0.80%         B         $144.20         --
AXA MODERATE-PLUS ALLOCATION.   0.90%         B         $128.72        297
AXA MODERATE-PLUS ALLOCATION.   0.95%         B         $128.19        378
AXA MODERATE-PLUS ALLOCATION.   1.00%         B         $127.65          1
AXA MODERATE-PLUS ALLOCATION.   1.10%         B         $126.59        220
AXA MODERATE-PLUS ALLOCATION.   1.20%         B         $125.54      1,047
AXA MODERATE-PLUS ALLOCATION.   1.25%         B         $ 82.94        179
AXA MODERATE-PLUS ALLOCATION.   1.30%         B         $ 91.20        155
AXA MODERATE-PLUS ALLOCATION.   1.34%         B         $124.08      4,268
AXA MODERATE-PLUS ALLOCATION.   1.35%         B         $123.98          5
AXA MODERATE-PLUS ALLOCATION.   1.45%         B         $122.94          1

AXA TACTICAL MANAGER 2000....   0.25%         B         $ 94.20         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $ 93.80         --
AXA TACTICAL MANAGER 2000....   0.50%         B         $110.47         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $ 93.48         --
AXA TACTICAL MANAGER 2000....   0.70%         B         $110.17         --
AXA TACTICAL MANAGER 2000....   0.80%         B         $ 93.32         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $ 93.16         --
AXA TACTICAL MANAGER 2000....   0.90%         B         $109.88         --
AXA TACTICAL MANAGER 2000....   0.95%         B         $109.80          2
AXA TACTICAL MANAGER 2000....   1.00%         B         $ 93.01         --
AXA TACTICAL MANAGER 2000....   1.10%         B         $ 92.85         --
AXA TACTICAL MANAGER 2000....   1.20%         B         $ 92.69          5
AXA TACTICAL MANAGER 2000....   1.20%         B         $109.44         --
AXA TACTICAL MANAGER 2000....   1.25%         B         $109.36          1
AXA TACTICAL MANAGER 2000....   1.34%         B         $109.23          4
AXA TACTICAL MANAGER 2000....   1.45%         B         $ 81.89         --

AXA TACTICAL MANAGER 400.....   0.25%         B         $ 97.72         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $ 97.31         --
AXA TACTICAL MANAGER 400.....   0.50%         B         $109.64         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $ 96.98         --
AXA TACTICAL MANAGER 400.....   0.70%         B         $109.35         --
AXA TACTICAL MANAGER 400.....   0.80%         B         $ 96.81         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $ 96.65         --
AXA TACTICAL MANAGER 400.....   0.90%         B         $109.05         --
AXA TACTICAL MANAGER 400.....   0.95%         B         $108.98          2
AXA TACTICAL MANAGER 400.....   1.00%         B         $ 96.48         --
AXA TACTICAL MANAGER 400.....   1.10%         B         $ 96.32          1
AXA TACTICAL MANAGER 400.....   1.20%         B         $ 96.15         11
AXA TACTICAL MANAGER 400.....   1.20%         B         $108.62         --
AXA TACTICAL MANAGER 400.....   1.25%         B         $108.54          1
AXA TACTICAL MANAGER 400.....   1.34%         B         $108.41         10
AXA TACTICAL MANAGER 400.....   1.45%         B         $ 82.02         --

AXA TACTICAL MANAGER 500.....   0.25%         B         $ 99.68         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $ 99.26         --
AXA TACTICAL MANAGER 500.....   0.50%         B         $110.77         --
AXA TACTICAL MANAGER 500.....   0.70%         B         $ 98.92         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
AXA TACTICAL MANAGER 500..............   0.70%         B         $110.47         --
AXA TACTICAL MANAGER 500..............   0.80%         B         $ 98.75         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $ 98.58         --
AXA TACTICAL MANAGER 500..............   0.90%         B         $110.17         --
AXA TACTICAL MANAGER 500..............   0.95%         B         $110.10          3
AXA TACTICAL MANAGER 500..............   1.00%         B         $ 98.42         --
AXA TACTICAL MANAGER 500..............   1.10%         B         $ 98.25          1
AXA TACTICAL MANAGER 500..............   1.20%         B         $ 98.08         16
AXA TACTICAL MANAGER 500..............   1.20%         B         $109.73          1
AXA TACTICAL MANAGER 500..............   1.25%         B         $109.66          2
AXA TACTICAL MANAGER 500..............   1.34%         B         $109.53         12
AXA TACTICAL MANAGER 500..............   1.45%         B         $ 88.56         --

AXA TACTICAL MANAGER INTERNATIONAL....   0.25%         B         $ 87.81         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 87.43         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.50%         B         $ 93.39         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 87.14         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.70%         B         $ 93.15         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.80%         B         $ 86.99         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 86.84         --
AXA TACTICAL MANAGER INTERNATIONAL....   0.90%         B         $ 92.90          1
AXA TACTICAL MANAGER INTERNATIONAL....   0.95%         B         $ 92.83          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.00%         B         $ 86.69         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.10%         B         $ 86.54          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 86.39         12
AXA TACTICAL MANAGER INTERNATIONAL....   1.20%         B         $ 92.52         --
AXA TACTICAL MANAGER INTERNATIONAL....   1.25%         B         $ 92.46          1
AXA TACTICAL MANAGER INTERNATIONAL....   1.34%         B         $ 92.35         18
AXA TACTICAL MANAGER INTERNATIONAL....   1.45%         B         $ 78.70         --

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         A         $118.95         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         A         $174.49          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         A         $218.13         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         A         $214.93         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         A         $208.64         12
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.34%         A         $204.35      1,180
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.35%         A         $204.04          9
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.45%         A         $147.66          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.25%         B         $117.03         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.50%         B         $113.78          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.70%         B         $187.45         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.80%         B         $206.71         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.90%         B         $154.27          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   0.95%         B         $181.70         71
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.00%         B         $197.04         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.10%         B         $178.33          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.20%         B         $147.75        149
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.25%         B         $ 93.85         18
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   1.30%         B         $112.70          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.25%         B         $ 94.01         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.50%         B         $ 92.77         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.70%         B         $ 91.78         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..   0.80%         B         $189.06         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.90%         B         $ 90.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   0.95%         B         $ 90.56          8
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.00%         B         $ 90.32         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.10%         B         $ 89.83          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.20%         B         $ 89.35         15
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.25%         B         $ 74.60          5
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.30%         B         $ 84.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.34%         B         $ 88.68        121
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.35%         B         $ 88.63         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.   1.45%         B         $ 88.16         --

EQ/BLACKROCK BASIC VALUE EQUITY......   0.25%         B         $143.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.50%         B         $139.47         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.70%         B         $173.44          7
EQ/BLACKROCK BASIC VALUE EQUITY......   0.80%         B         $162.53         --
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $164.91          6
EQ/BLACKROCK BASIC VALUE EQUITY......   0.90%         B         $168.80         54
EQ/BLACKROCK BASIC VALUE EQUITY......   0.95%         B         $140.07        124
EQ/BLACKROCK BASIC VALUE EQUITY......   1.00%         B         $166.52          1
EQ/BLACKROCK BASIC VALUE EQUITY......   1.10%         B         $164.27         29
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $160.81        349
EQ/BLACKROCK BASIC VALUE EQUITY......   1.20%         B         $162.04         44
EQ/BLACKROCK BASIC VALUE EQUITY......   1.25%         B         $ 78.41        142
EQ/BLACKROCK BASIC VALUE EQUITY......   1.30%         B         $ 88.89          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.34%         B         $205.86      1,422
EQ/BLACKROCK BASIC VALUE EQUITY......   1.35%         B         $158.75          7
EQ/BLACKROCK BASIC VALUE EQUITY......   1.45%         B         $155.42          1

EQ/BOSTON ADVISORS EQUITY INCOME.....   0.00%         B         $119.20         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.25%         B         $117.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.50%         B         $114.96          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.70%         B         $113.30          1
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.80%         B         $164.72         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.90%         B         $111.67         15
EQ/BOSTON ADVISORS EQUITY INCOME.....   0.95%         B         $111.26         28
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.00%         B         $110.86         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.10%         B         $110.05          6
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.20%         B         $109.25         80
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.25%         B         $ 78.35         11
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.30%         B         $ 88.40          7
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.34%         B         $108.14        367
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.35%         B         $108.06         --
EQ/BOSTON ADVISORS EQUITY INCOME.....   1.45%         B         $107.27         --

EQ/CALVERT SOCIALLY RESPONSIBLE......   0.25%         B         $ 77.40         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.50%         B         $ 75.24         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.70%         B         $ 83.06          3
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.80%         B         $162.43         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.90%         B         $ 81.02          5
EQ/CALVERT SOCIALLY RESPONSIBLE......   0.95%         B         $103.23          4
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.00%         B         $ 80.01         --
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.10%         B         $ 79.02          2
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.20%         B         $ 78.03         39
EQ/CALVERT SOCIALLY RESPONSIBLE......   1.25%         B         $ 78.17          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.30%         B         $ 86.08          1
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.34%         B         $ 76.67        248
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.35%         B         $ 76.58         --
EQ/CALVERT SOCIALLY RESPONSIBLE.   1.45%         B         $ 98.01         --

EQ/CAPITAL GUARDIAN RESEARCH....   0.25%         B         $122.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.50%         B         $118.78         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.70%         B         $129.43          2
EQ/CAPITAL GUARDIAN RESEARCH....   0.80%         B         $181.19         --
EQ/CAPITAL GUARDIAN RESEARCH....   0.90%         B         $126.25         16
EQ/CAPITAL GUARDIAN RESEARCH....   0.95%         B         $125.47         51
EQ/CAPITAL GUARDIAN RESEARCH....   1.00%         B         $124.69         --
EQ/CAPITAL GUARDIAN RESEARCH....   1.10%         B         $123.14          4
EQ/CAPITAL GUARDIAN RESEARCH....   1.20%         B         $121.60        210
EQ/CAPITAL GUARDIAN RESEARCH....   1.25%         B         $ 85.33         61
EQ/CAPITAL GUARDIAN RESEARCH....   1.30%         B         $ 93.14          1
EQ/CAPITAL GUARDIAN RESEARCH....   1.34%         B         $119.49        963
EQ/CAPITAL GUARDIAN RESEARCH....   1.35%         B         $119.34          3
EQ/CAPITAL GUARDIAN RESEARCH....   1.45%         B         $117.85          2

EQ/COMMON STOCK INDEX...........   0.50%         A         $ 89.43          1
EQ/COMMON STOCK INDEX...........   0.70%         A         $135.46         22
EQ/COMMON STOCK INDEX***........   0.74%         A         $430.50         68
EQ/COMMON STOCK INDEX***........   0.74%         A         $466.32         25
EQ/COMMON STOCK INDEX...........   0.90%         A         $190.83         58
EQ/COMMON STOCK INDEX...........   1.00%         A         $204.13         --
EQ/COMMON STOCK INDEX...........   1.20%         A         $155.96         33
EQ/COMMON STOCK INDEX...........   1.35%         A         $238.97      1,344
EQ/COMMON STOCK INDEX...........   1.35%         A         $249.68         33
EQ/COMMON STOCK INDEX***........   1.40%         A         $310.05      4,630
EQ/COMMON STOCK INDEX...........   1.45%         A         $ 95.93         20
EQ/COMMON STOCK INDEX...........   0.25%         B         $ 89.03         --
EQ/COMMON STOCK INDEX...........   0.50%         B         $ 86.56         --
EQ/COMMON STOCK INDEX...........   0.70%         B         $ 89.27          9
EQ/COMMON STOCK INDEX...........   0.80%         B         $174.06         --
EQ/COMMON STOCK INDEX...........   0.90%         B         $ 91.20         20
EQ/COMMON STOCK INDEX...........   0.90%         B         $102.06         13
EQ/COMMON STOCK INDEX...........   0.95%         B         $ 86.54        238
EQ/COMMON STOCK INDEX...........   1.00%         B         $148.85         --
EQ/COMMON STOCK INDEX...........   1.10%         B         $ 84.93         14
EQ/COMMON STOCK INDEX...........   1.20%         B         $ 95.98        612
EQ/COMMON STOCK INDEX...........   1.25%         B         $ 75.94         57
EQ/COMMON STOCK INDEX...........   1.30%         B         $ 84.72         18

EQ/CORE BOND INDEX..............   0.25%         B         $129.53         --
EQ/CORE BOND INDEX..............   0.50%         B         $126.30         --
EQ/CORE BOND INDEX..............   0.70%         B         $123.77          8
EQ/CORE BOND INDEX..............   0.80%         B         $114.43         --
EQ/CORE BOND INDEX..............   0.90%         B         $121.28         17
EQ/CORE BOND INDEX..............   0.95%         B         $120.67        132
EQ/CORE BOND INDEX..............   1.00%         B         $120.06         --
EQ/CORE BOND INDEX..............   1.10%         B         $118.84         15
EQ/CORE BOND INDEX..............   1.20%         B         $117.63        120
EQ/CORE BOND INDEX..............   1.25%         B         $100.72         36

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/CORE BOND INDEX........   1.30%         B         $100.83          5
EQ/CORE BOND INDEX........   1.34%         B         $115.97        721
EQ/CORE BOND INDEX........   1.35%         B         $115.85          1
EQ/CORE BOND INDEX........   1.45%         B         $114.67          1

EQ/DAVIS NEW YORK VENTURE.   0.00%         B         $ 84.02         --
EQ/DAVIS NEW YORK VENTURE.   0.25%         B         $147.30         --
EQ/DAVIS NEW YORK VENTURE.   0.50%         B         $ 82.09         --
EQ/DAVIS NEW YORK VENTURE.   0.70%         B         $ 81.33          1
EQ/DAVIS NEW YORK VENTURE.   0.80%         B         $164.42         --
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 80.58          7
EQ/DAVIS NEW YORK VENTURE.   0.90%         B         $ 92.57          1
EQ/DAVIS NEW YORK VENTURE.   0.95%         B         $ 80.39         21
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $ 92.08         --
EQ/DAVIS NEW YORK VENTURE.   1.00%         B         $163.49         --
EQ/DAVIS NEW YORK VENTURE.   1.10%         B         $ 87.17         13
EQ/DAVIS NEW YORK VENTURE.   1.20%         B         $ 79.45         67
EQ/DAVIS NEW YORK VENTURE.   1.25%         B         $ 78.41         14
EQ/DAVIS NEW YORK VENTURE.   1.30%         B         $ 79.22          1
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 78.94        197
EQ/DAVIS NEW YORK VENTURE.   1.34%         B         $ 90.41         --
EQ/DAVIS NEW YORK VENTURE.   1.35%         B         $ 90.36         --
EQ/DAVIS NEW YORK VENTURE.   1.45%         B         $ 78.53         --

EQ/EQUITY 500 INDEX.......   0.50%         A         $ 97.99         --
EQ/EQUITY 500 INDEX.......   0.70%         A         $149.04         20
EQ/EQUITY 500 INDEX.......   0.90%         A         $210.20         58
EQ/EQUITY 500 INDEX.......   1.00%         A         $235.13         --
EQ/EQUITY 500 INDEX.......   1.20%         A         $172.16         59
EQ/EQUITY 500 INDEX.......   1.34%         A         $282.55      2,246
EQ/EQUITY 500 INDEX.......   1.35%         A         $282.04         18
EQ/EQUITY 500 INDEX.......   1.45%         A         $106.45          7
EQ/EQUITY 500 INDEX.......   0.25%         B         $ 99.65         --
EQ/EQUITY 500 INDEX.......   0.50%         B         $ 96.88         --
EQ/EQUITY 500 INDEX.......   0.70%         B         $ 97.74         30
EQ/EQUITY 500 INDEX.......   0.80%         B         $170.75         --
EQ/EQUITY 500 INDEX.......   0.90%         B         $112.80         14
EQ/EQUITY 500 INDEX.......   0.95%         B         $ 94.75        144
EQ/EQUITY 500 INDEX.......   1.00%         B         $143.46         --
EQ/EQUITY 500 INDEX.......   1.10%         B         $ 92.99         33
EQ/EQUITY 500 INDEX.......   1.20%         B         $106.50        578
EQ/EQUITY 500 INDEX.......   1.25%         B         $ 82.77        127
EQ/EQUITY 500 INDEX.......   1.30%         B         $ 92.83         11

EQ/EQUITY GROWTH PLUS.....   0.25%         B         $151.15         --
EQ/EQUITY GROWTH PLUS.....   0.50%         B         $147.32          2
EQ/EQUITY GROWTH PLUS.....   0.70%         B         $144.31          6
EQ/EQUITY GROWTH PLUS.....   0.80%         B         $156.62         --
EQ/EQUITY GROWTH PLUS.....   0.90%         B         $141.36         48
EQ/EQUITY GROWTH PLUS.....   0.95%         B         $140.63        133
EQ/EQUITY GROWTH PLUS.....   1.00%         B         $139.91         --
EQ/EQUITY GROWTH PLUS.....   1.10%         B         $138.47         14
EQ/EQUITY GROWTH PLUS.....   1.20%         B         $137.04        221
EQ/EQUITY GROWTH PLUS.....   1.25%         B         $ 84.79         23

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
EQ/EQUITY GROWTH PLUS.............   1.30%         B         $ 92.65         10
EQ/EQUITY GROWTH PLUS.............   1.34%         B         $135.06      1,844
EQ/EQUITY GROWTH PLUS.............   1.35%         B         $134.92          2
EQ/EQUITY GROWTH PLUS.............   1.45%         B         $133.53          1

EQ/FRANKLIN CORE BALANCED.........   0.25%         B         $104.58         --
EQ/FRANKLIN CORE BALANCED.........   0.50%         B         $103.19          1
EQ/FRANKLIN CORE BALANCED.........   0.70%         B         $102.10          2
EQ/FRANKLIN CORE BALANCED.........   0.80%         B         $156.72         --
EQ/FRANKLIN CORE BALANCED.........   0.90%         B         $101.01         12
EQ/FRANKLIN CORE BALANCED.........   0.95%         B         $100.74         48
EQ/FRANKLIN CORE BALANCED.........   1.00%         B         $100.47         --
EQ/FRANKLIN CORE BALANCED.........   1.10%         B         $ 99.93         10
EQ/FRANKLIN CORE BALANCED.........   1.20%         B         $ 99.40         87
EQ/FRANKLIN CORE BALANCED.........   1.25%         B         $ 91.27         17
EQ/FRANKLIN CORE BALANCED.........   1.30%         B         $ 97.38         13
EQ/FRANKLIN CORE BALANCED.........   1.34%         B         $ 98.65        527
EQ/FRANKLIN CORE BALANCED.........   1.35%         B         $ 98.60         --
EQ/FRANKLIN CORE BALANCED.........   1.45%         B         $ 98.07         --

EQ/FRANKLIN TEMPLETON ALLOCATION..   0.00%         B         $ 82.08         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.25%         B         $140.29         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.50%         B         $ 80.20         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.70%         B         $ 79.45         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.80%         B         $152.44         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.90%         B         $ 78.72          9
EQ/FRANKLIN TEMPLETON ALLOCATION..   0.95%         B         $ 78.53         36
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.00%         B         $151.57         --
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.10%         B         $ 87.68         14
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.20%         B         $ 77.62         91
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.25%         B         $ 76.76         13
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.30%         B         $ 77.39         16
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.34%         B         $ 77.11        419
EQ/FRANKLIN TEMPLETON ALLOCATION..   1.45%         B         $ 76.72         --

EQ/GAMCO MERGERS AND ACQUISITIONS.   0.25%         B         $135.07         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.50%         B         $132.83         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.70%         B         $131.06          1
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.80%         B         $133.76         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.90%         B         $129.31          4
EQ/GAMCO MERGERS AND ACQUISITIONS.   0.95%         B         $128.88         19
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.00%         B         $128.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.10%         B         $127.58          5
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.20%         B         $126.72         17
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.25%         B         $101.53          9
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.30%         B         $110.70          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.48          2
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.34%         B         $125.53        100
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.35%         B         $125.45         --
EQ/GAMCO MERGERS AND ACQUISITIONS.   1.45%         B         $124.60         --

EQ/GAMCO SMALL COMPANY VALUE......   0.00%         B         $193.20         --
EQ/GAMCO SMALL COMPANY VALUE......   0.25%         B         $189.74         --
EQ/GAMCO SMALL COMPANY VALUE......   0.50%         B         $186.34          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                          CONTRACT                            OUTSTANDING
                                          CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                          --------- -------------- ---------- -----------
EQ/GAMCO SMALL COMPANY VALUE.............   0.70%         B         $183.65          6
EQ/GAMCO SMALL COMPANY VALUE.............   0.80%         B         $215.26         --
EQ/GAMCO SMALL COMPANY VALUE.............   0.90%         B         $180.99         54
EQ/GAMCO SMALL COMPANY VALUE.............   0.95%         B         $180.34         82
EQ/GAMCO SMALL COMPANY VALUE.............   1.00%         B         $179.68          1
EQ/GAMCO SMALL COMPANY VALUE.............   1.10%         B         $178.38         32
EQ/GAMCO SMALL COMPANY VALUE.............   1.20%         B         $177.07        338
EQ/GAMCO SMALL COMPANY VALUE.............   1.25%         B         $112.86        123
EQ/GAMCO SMALL COMPANY VALUE.............   1.30%         B         $133.58         12
EQ/GAMCO SMALL COMPANY VALUE.............   1.34%         B         $175.27      1,484
EQ/GAMCO SMALL COMPANY VALUE.............   1.35%         B         $175.14          3
EQ/GAMCO SMALL COMPANY VALUE.............   1.45%         B         $173.86          1

EQ/GLOBAL BOND PLUS......................   0.00%         B         $133.23         --
EQ/GLOBAL BOND PLUS......................   0.25%         B         $131.17         --
EQ/GLOBAL BOND PLUS......................   0.50%         B         $129.14         --
EQ/GLOBAL BOND PLUS......................   0.70%         B         $127.52          3
EQ/GLOBAL BOND PLUS......................   0.80%         B         $118.45         --
EQ/GLOBAL BOND PLUS......................   0.90%         B         $125.93         19
EQ/GLOBAL BOND PLUS......................   0.95%         B         $125.54         68
EQ/GLOBAL BOND PLUS......................   1.00%         B         $125.14         --
EQ/GLOBAL BOND PLUS......................   1.10%         B         $124.36         31
EQ/GLOBAL BOND PLUS......................   1.20%         B         $123.57        105
EQ/GLOBAL BOND PLUS......................   1.25%         B         $123.92         67
EQ/GLOBAL BOND PLUS......................   1.30%         B         $125.64          3
EQ/GLOBAL BOND PLUS......................   1.34%         B         $122.49        382
EQ/GLOBAL BOND PLUS......................   1.35%         B         $122.41         --
EQ/GLOBAL BOND PLUS......................   1.45%         B         $121.64         --

EQ/GLOBAL MULTI-SECTOR EQUITY............   0.25%         B         $216.48         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.50%         B         $210.44          1
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $157.73         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.70%         B         $257.78          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.80%         B         $159.58         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $155.53         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $250.88         27
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.90%         B         $297.57          3
EQ/GLOBAL MULTI-SECTOR EQUITY............   0.95%         B         $219.72         79
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.00%         B         $247.50         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.10%         B         $244.15         13
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $227.43        165
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.20%         B         $240.83         48
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.20%         B         $143.24         --
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.25%         B         $ 68.78         90
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.30%         B         $ 94.18          6
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.34%         B         $156.66      1,671
EQ/GLOBAL MULTI-SECTOR EQUITY***.........   1.34%         B         $253.38         23
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.35%         B         $235.95          5
EQ/GLOBAL MULTI-SECTOR EQUITY............   1.45%         B         $219.81          1

EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.50%         A         $117.75         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.70%         A         $167.34          1
EQ/INTERMEDIATE GOVERNMENT BOND INDEX***.   0.74%         A         $ 94.38         27
EQ/INTERMEDIATE GOVERNMENT BOND INDEX....   0.90%         A         $178.93          4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         A         $178.63         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         A         $162.73          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.34%         A         $180.33        369
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.35%         A         $173.71          3
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.45%         A         $145.18         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.25%         B         $152.56         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.50%         B         $148.33         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.70%         B         $152.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.80%         B         $107.47         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.90%         B         $151.15          2
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   0.95%         B         $147.40         61
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.00%         B         $119.05         --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.10%         B         $144.67         11
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.20%         B         $145.23         66
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.25%         B         $111.11         34
EQ/INTERMEDIATE GOVERNMENT BOND INDEX.   1.30%         B         $111.55          2

EQ/INTERNATIONAL CORE PLUS............   0.25%         B         $ 99.54         --
EQ/INTERNATIONAL CORE PLUS............   0.50%         B         $ 96.76         --
EQ/INTERNATIONAL CORE PLUS............   0.70%         B         $106.55          3
EQ/INTERNATIONAL CORE PLUS............   0.80%         B         $145.21         --
EQ/INTERNATIONAL CORE PLUS............   0.90%         B         $103.93         28
EQ/INTERNATIONAL CORE PLUS............   0.95%         B         $126.89         44
EQ/INTERNATIONAL CORE PLUS............   1.00%         B         $102.64         --
EQ/INTERNATIONAL CORE PLUS............   1.10%         B         $101.37         14
EQ/INTERNATIONAL CORE PLUS............   1.20%         B         $100.10        233
EQ/INTERNATIONAL CORE PLUS............   1.25%         B         $ 65.68         84
EQ/INTERNATIONAL CORE PLUS............   1.30%         B         $ 76.13          4
EQ/INTERNATIONAL CORE PLUS............   1.34%         B         $ 98.36        817
EQ/INTERNATIONAL CORE PLUS............   1.35%         B         $ 98.24          1
EQ/INTERNATIONAL CORE PLUS............   1.45%         B         $120.58          1

EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         A         $ 67.65         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         A         $105.87          7
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         A         $112.99         47
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         A         $115.36         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         A         $ 98.74         28
EQ/INTERNATIONAL EQUITY INDEX.........   1.34%         A         $109.42      3,078
EQ/INTERNATIONAL EQUITY INDEX.........   1.35%         A         $109.24         24
EQ/INTERNATIONAL EQUITY INDEX.........   1.45%         A         $ 85.20          3
EQ/INTERNATIONAL EQUITY INDEX.........   0.25%         B         $ 91.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.50%         B         $ 88.50          2
EQ/INTERNATIONAL EQUITY INDEX.........   0.70%         B         $ 90.83         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.80%         B         $148.03         --
EQ/INTERNATIONAL EQUITY INDEX.........   0.90%         B         $ 91.81         12
EQ/INTERNATIONAL EQUITY INDEX.........   0.95%         B         $ 88.04        159
EQ/INTERNATIONAL EQUITY INDEX.........   1.00%         B         $133.87         --
EQ/INTERNATIONAL EQUITY INDEX.........   1.10%         B         $ 86.41         26
EQ/INTERNATIONAL EQUITY INDEX.........   1.20%         B         $ 85.13        273
EQ/INTERNATIONAL EQUITY INDEX.........   1.25%         B         $ 53.03         51
EQ/INTERNATIONAL EQUITY INDEX.........   1.30%         B         $ 64.09         14

EQ/INTERNATIONAL VALUE PLUS...........   0.25%         B         $ 97.03         --
EQ/INTERNATIONAL VALUE PLUS...........   0.50%         B         $ 94.32         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                 --------- -------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....   0.70%         B         $114.36         31
EQ/INTERNATIONAL VALUE PLUS.....   0.80%         B         $143.31         --
EQ/INTERNATIONAL VALUE PLUS.....   0.90%         B         $111.55         44
EQ/INTERNATIONAL VALUE PLUS.....   0.95%         B         $110.86        102
EQ/INTERNATIONAL VALUE PLUS.....   1.00%         B         $110.17         --
EQ/INTERNATIONAL VALUE PLUS.....   1.10%         B         $108.80         12
EQ/INTERNATIONAL VALUE PLUS.....   1.20%         B         $107.44        143
EQ/INTERNATIONAL VALUE PLUS.....   1.25%         B         $ 61.80         34
EQ/INTERNATIONAL VALUE PLUS.....   1.30%         B         $ 71.39          7
EQ/INTERNATIONAL VALUE PLUS.....   1.34%         B         $105.58      1,495
EQ/INTERNATIONAL VALUE PLUS.....   1.35%         B         $105.45          9
EQ/INTERNATIONAL VALUE PLUS.....   1.45%         B         $114.01          1

EQ/JPMORGAN VALUE OPPORTUNITIES.   0.25%         B         $113.16         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.50%         B         $110.00         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.70%         B         $108.93         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.80%         B         $165.48         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $104.85          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.90%         B         $106.01          6
EQ/JPMORGAN VALUE OPPORTUNITIES.   0.95%         B         $ 97.87         15
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.00%         B         $104.58         --
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.10%         B         $103.17          4
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $100.69         29
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.20%         B         $101.77          8
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.25%         B         $ 72.67         10
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.30%         B         $ 81.82          1
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.34%         B         $125.98        282
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.35%         B         $ 99.71          3
EQ/JPMORGAN VALUE OPPORTUNITIES.   1.45%         B         $ 97.32          1

EQ/LARGE CAP CORE PLUS..........   0.25%         B         $ 93.23         --
EQ/LARGE CAP CORE PLUS..........   0.50%         B         $ 90.63         --
EQ/LARGE CAP CORE PLUS..........   0.70%         B         $ 93.93         --
EQ/LARGE CAP CORE PLUS..........   0.80%         B         $159.86         --
EQ/LARGE CAP CORE PLUS..........   0.90%         B         $ 91.62          5
EQ/LARGE CAP CORE PLUS..........   0.95%         B         $ 91.05          9
EQ/LARGE CAP CORE PLUS..........   1.00%         B         $ 90.48         --
EQ/LARGE CAP CORE PLUS..........   1.10%         B         $ 89.36          1
EQ/LARGE CAP CORE PLUS..........   1.20%         B         $ 88.25         23
EQ/LARGE CAP CORE PLUS..........   1.25%         B         $ 78.98          3
EQ/LARGE CAP CORE PLUS..........   1.30%         B         $ 86.36         --
EQ/LARGE CAP CORE PLUS..........   1.34%         B         $ 86.71        116
EQ/LARGE CAP CORE PLUS..........   1.35%         B         $ 86.60         --
EQ/LARGE CAP CORE PLUS..........   1.45%         B         $ 85.52         --

EQ/LARGE CAP GROWTH INDEX.......   0.25%         B         $ 77.94         --
EQ/LARGE CAP GROWTH INDEX.......   0.50%         B         $ 75.76          1
EQ/LARGE CAP GROWTH INDEX.......   0.70%         B         $ 82.09          2
EQ/LARGE CAP GROWTH INDEX.......   0.80%         B         $175.31         --
EQ/LARGE CAP GROWTH INDEX.......   0.90%         B         $ 80.07         18
EQ/LARGE CAP GROWTH INDEX.......   0.95%         B         $ 79.57         86
EQ/LARGE CAP GROWTH INDEX.......   1.00%         B         $ 79.07         --
EQ/LARGE CAP GROWTH INDEX.......   1.10%         B         $ 78.09          8
EQ/LARGE CAP GROWTH INDEX.......   1.20%         B         $ 77.12        176

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                           --------- -------------- ---------- -----------
EQ/LARGE CAP GROWTH INDEX.   1.25%         B         $102.00         11
EQ/LARGE CAP GROWTH INDEX.   1.30%         B         $113.44          1
EQ/LARGE CAP GROWTH INDEX.   1.34%         B         $ 75.78      1,246
EQ/LARGE CAP GROWTH INDEX.   1.35%         B         $ 75.68          3
EQ/LARGE CAP GROWTH INDEX.   1.45%         B         $ 74.74          1

EQ/LARGE CAP GROWTH PLUS..   0.25%         B         $ 64.31         --
EQ/LARGE CAP GROWTH PLUS..   0.50%         B         $ 62.52          1
EQ/LARGE CAP GROWTH PLUS..   0.70%         B         $109.43          3
EQ/LARGE CAP GROWTH PLUS..   0.80%         B         $162.59         --
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $ 95.36          5
EQ/LARGE CAP GROWTH PLUS..   0.90%         B         $106.50         28
EQ/LARGE CAP GROWTH PLUS..   0.95%         B         $ 89.84         73
EQ/LARGE CAP GROWTH PLUS..   1.00%         B         $105.07         --
EQ/LARGE CAP GROWTH PLUS..   1.10%         B         $103.64         14
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $ 98.18        156
EQ/LARGE CAP GROWTH PLUS..   1.20%         B         $102.24         10
EQ/LARGE CAP GROWTH PLUS..   1.25%         B         $ 90.03          6
EQ/LARGE CAP GROWTH PLUS..   1.30%         B         $103.61          2
EQ/LARGE CAP GROWTH PLUS..   1.34%         B         $149.93      1,300
EQ/LARGE CAP GROWTH PLUS..   1.35%         B         $100.16          9
EQ/LARGE CAP GROWTH PLUS..   1.45%         B         $ 94.89          5

EQ/LARGE CAP VALUE INDEX..   0.00%         B         $ 63.23         --
EQ/LARGE CAP VALUE INDEX..   0.25%         B         $ 62.25         --
EQ/LARGE CAP VALUE INDEX..   0.50%         B         $ 61.28         --
EQ/LARGE CAP VALUE INDEX..   0.70%         B         $ 60.51          1
EQ/LARGE CAP VALUE INDEX..   0.80%         B         $170.18         --
EQ/LARGE CAP VALUE INDEX..   0.90%         B         $ 59.76         19
EQ/LARGE CAP VALUE INDEX..   0.95%         B         $ 59.57         32
EQ/LARGE CAP VALUE INDEX..   1.00%         B         $ 59.38         --
EQ/LARGE CAP VALUE INDEX..   1.10%         B         $ 59.01         12
EQ/LARGE CAP VALUE INDEX..   1.20%         B         $ 58.64         69
EQ/LARGE CAP VALUE INDEX..   1.25%         B         $ 49.28         33
EQ/LARGE CAP VALUE INDEX..   1.30%         B         $ 54.08          2
EQ/LARGE CAP VALUE INDEX..   1.34%         B         $ 58.12        448
EQ/LARGE CAP VALUE INDEX..   1.35%         B         $ 58.08         --
EQ/LARGE CAP VALUE INDEX..   1.45%         B         $ 57.72         --

EQ/LARGE CAP VALUE PLUS...   0.50%         A         $112.50         --
EQ/LARGE CAP VALUE PLUS...   0.70%         A         $101.82          9
EQ/LARGE CAP VALUE PLUS...   0.90%         A         $ 99.31         65
EQ/LARGE CAP VALUE PLUS...   1.00%         A         $ 98.09         --
EQ/LARGE CAP VALUE PLUS...   1.20%         A         $ 95.66         70
EQ/LARGE CAP VALUE PLUS...   1.34%         A         $ 94.00      6,275
EQ/LARGE CAP VALUE PLUS...   1.35%         A         $ 93.88         28
EQ/LARGE CAP VALUE PLUS...   1.45%         A         $ 99.17          6
EQ/LARGE CAP VALUE PLUS...   0.25%         B         $114.23         --
EQ/LARGE CAP VALUE PLUS...   0.50%         B         $111.04          2
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $100.50         22
EQ/LARGE CAP VALUE PLUS...   0.70%         B         $101.82         --
EQ/LARGE CAP VALUE PLUS...   0.80%         B         $159.95         --
EQ/LARGE CAP VALUE PLUS...   0.90%         B         $ 98.03         16
EQ/LARGE CAP VALUE PLUS...   0.95%         B         $103.32        242

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/LARGE CAP VALUE PLUS.......   1.00%         B         $ 98.09         --
EQ/LARGE CAP VALUE PLUS.......   1.10%         B         $ 95.61          6
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 94.42        532
EQ/LARGE CAP VALUE PLUS.......   1.20%         B         $ 95.66         --
EQ/LARGE CAP VALUE PLUS.......   1.25%         B         $ 61.68         19
EQ/LARGE CAP VALUE PLUS.......   1.30%         B         $ 67.99         13

EQ/LORD ABBETT LARGE CAP CORE.   0.25%         B         $118.08         --
EQ/LORD ABBETT LARGE CAP CORE.   0.50%         B         $116.13         --
EQ/LORD ABBETT LARGE CAP CORE.   0.70%         B         $114.58          2
EQ/LORD ABBETT LARGE CAP CORE.   0.80%         B         $146.51         --
EQ/LORD ABBETT LARGE CAP CORE.   0.90%         B         $113.05         10
EQ/LORD ABBETT LARGE CAP CORE.   0.95%         B         $112.67         15
EQ/LORD ABBETT LARGE CAP CORE.   1.00%         B         $112.29         --
EQ/LORD ABBETT LARGE CAP CORE.   1.10%         B         $111.54         10
EQ/LORD ABBETT LARGE CAP CORE.   1.20%         B         $110.79         67
EQ/LORD ABBETT LARGE CAP CORE.   1.25%         B         $ 87.00         29
EQ/LORD ABBETT LARGE CAP CORE.   1.30%         B         $ 96.17          1
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $109.75        231
EQ/LORD ABBETT LARGE CAP CORE.   1.34%         B         $110.79          2
EQ/LORD ABBETT LARGE CAP CORE.   1.35%         B         $109.67         --
EQ/LORD ABBETT LARGE CAP CORE.   1.45%         B         $108.93         --

EQ/MFS INTERNATIONAL GROWTH...   0.25%         B         $140.14         --
EQ/MFS INTERNATIONAL GROWTH...   0.50%         B         $137.81         --
EQ/MFS INTERNATIONAL GROWTH...   0.70%         B         $135.98          3
EQ/MFS INTERNATIONAL GROWTH...   0.80%         B         $163.04         --
EQ/MFS INTERNATIONAL GROWTH...   0.90%         B         $134.16         25
EQ/MFS INTERNATIONAL GROWTH...   0.95%         B         $133.71         29
EQ/MFS INTERNATIONAL GROWTH...   1.00%         B         $133.26         --
EQ/MFS INTERNATIONAL GROWTH...   1.10%         B         $132.37         10
EQ/MFS INTERNATIONAL GROWTH...   1.20%         B         $131.48         57
EQ/MFS INTERNATIONAL GROWTH...   1.25%         B         $ 81.24         23
EQ/MFS INTERNATIONAL GROWTH...   1.30%         B         $ 96.94          2
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.19         12
EQ/MFS INTERNATIONAL GROWTH...   1.34%         B         $130.24        328
EQ/MFS INTERNATIONAL GROWTH...   1.35%         B         $130.15          1
EQ/MFS INTERNATIONAL GROWTH...   1.45%         B         $129.28         --

EQ/MID CAP INDEX..............   0.25%         B         $127.74         --
EQ/MID CAP INDEX..............   0.50%         B         $124.17          1
EQ/MID CAP INDEX..............   0.70%         B         $118.58         33
EQ/MID CAP INDEX..............   0.80%         B         $193.21         --
EQ/MID CAP INDEX..............   0.90%         B         $115.90         55
EQ/MID CAP INDEX..............   0.95%         B         $115.24        108
EQ/MID CAP INDEX..............   1.00%         B         $114.58         --
EQ/MID CAP INDEX..............   1.10%         B         $113.28         26
EQ/MID CAP INDEX..............   1.20%         B         $111.98        389
EQ/MID CAP INDEX..............   1.25%         B         $ 76.82        102
EQ/MID CAP INDEX..............   1.30%         B         $ 89.87          5
EQ/MID CAP INDEX..............   1.34%         B         $110.20      2,037
EQ/MID CAP INDEX..............   1.35%         B         $110.07          2
EQ/MID CAP INDEX..............   1.45%         B         $108.81          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                             --------- -------------- ---------- -----------
EQ/MID CAP VALUE PLUS.......   0.25%         B         $165.05         --
EQ/MID CAP VALUE PLUS.......   0.50%         B         $160.44          1
EQ/MID CAP VALUE PLUS.......   0.70%         B         $127.25          6
EQ/MID CAP VALUE PLUS.......   0.80%         B         $184.63         --
EQ/MID CAP VALUE PLUS.......   0.90%         B         $123.85         35
EQ/MID CAP VALUE PLUS.......   0.90%         B         $153.26          7
EQ/MID CAP VALUE PLUS.......   0.95%         B         $155.49        121
EQ/MID CAP VALUE PLUS.......   1.00%         B         $122.18         --
EQ/MID CAP VALUE PLUS.......   1.10%         B         $120.52         12
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.52        282
EQ/MID CAP VALUE PLUS.......   1.20%         B         $118.89         26
EQ/MID CAP VALUE PLUS.......   1.25%         B         $ 75.95         27
EQ/MID CAP VALUE PLUS.......   1.30%         B         $ 87.06         10
EQ/MID CAP VALUE PLUS.......   1.34%         B         $147.16      2,260
EQ/MID CAP VALUE PLUS.......   1.35%         B         $116.48         11
EQ/MID CAP VALUE PLUS.......   1.45%         B         $114.55          1

EQ/MONEY MARKET.............   0.00%         A         $  1.00        249
EQ/MONEY MARKET.............   0.50%         A         $106.01         --
EQ/MONEY MARKET.............   0.70%         A         $133.89          1
EQ/MONEY MARKET***..........   0.74%         A         $ 47.11         32
EQ/MONEY MARKET.............   0.90%         A         $139.62         24
EQ/MONEY MARKET.............   1.00%         A         $140.46         --
EQ/MONEY MARKET.............   1.20%         A         $129.43          2
EQ/MONEY MARKET.............   1.34%         A         $  1.00         --
EQ/MONEY MARKET.............   1.35%         A         $140.20        130
EQ/MONEY MARKET.............   1.35%         A         $140.87         22
EQ/MONEY MARKET***..........   1.40%         A         $ 35.56      1,122
EQ/MONEY MARKET.............   1.45%         A         $117.06         --
EQ/MONEY MARKET.............   0.00%         B         $  1.00        216
EQ/MONEY MARKET.............   0.25%         B         $120.21         --
EQ/MONEY MARKET.............   0.50%         B         $116.87         --
EQ/MONEY MARKET.............   0.70%         B         $120.57          2
EQ/MONEY MARKET.............   0.80%         B         $ 97.79         --
EQ/MONEY MARKET.............   0.90%         B         $110.88         --
EQ/MONEY MARKET.............   0.90%         B         $122.57          1
EQ/MONEY MARKET.............   0.95%         B         $116.87        170
EQ/MONEY MARKET.............   1.00%         B         $106.14         --
EQ/MONEY MARKET.............   1.10%         B         $114.71         29
EQ/MONEY MARKET.............   1.20%         B         $  1.00        334
EQ/MONEY MARKET.............   1.20%         B         $117.54         51
EQ/MONEY MARKET.............   1.25%         B         $ 98.61         75
EQ/MONEY MARKET.............   1.30%         B         $100.81          4

EQ/MONTAG & CALDWELL GROWTH.   0.00%         B         $139.87         --
EQ/MONTAG & CALDWELL GROWTH.   0.25%         B         $137.36         --
EQ/MONTAG & CALDWELL GROWTH.   0.50%         B         $134.90         --
EQ/MONTAG & CALDWELL GROWTH.   0.70%         B         $132.95          1
EQ/MONTAG & CALDWELL GROWTH.   0.80%         B         $156.86         --
EQ/MONTAG & CALDWELL GROWTH.   0.90%         B         $131.03          7
EQ/MONTAG & CALDWELL GROWTH.   0.95%         B         $130.55         19
EQ/MONTAG & CALDWELL GROWTH.   1.00%         B         $130.08         --
EQ/MONTAG & CALDWELL GROWTH.   1.10%         B         $129.13          7

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
EQ/MONTAG & CALDWELL GROWTH......   1.20%         B         $128.19        37
EQ/MONTAG & CALDWELL GROWTH......   1.25%         B         $101.32        18
EQ/MONTAG & CALDWELL GROWTH......   1.30%         B         $111.75         3
EQ/MONTAG & CALDWELL GROWTH......   1.34%         B         $126.89       203
EQ/MONTAG & CALDWELL GROWTH......   1.35%         B         $126.79        --
EQ/MONTAG & CALDWELL GROWTH......   1.45%         B         $125.87        --

EQ/MORGAN STANLEY MID CAP GROWTH.   0.25%         B         $165.92        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.50%         B         $163.17         2
EQ/MORGAN STANLEY MID CAP GROWTH.   0.70%         B         $160.99         4
EQ/MORGAN STANLEY MID CAP GROWTH.   0.80%         B         $201.48        --
EQ/MORGAN STANLEY MID CAP GROWTH.   0.90%         B         $158.84        45
EQ/MORGAN STANLEY MID CAP GROWTH.   0.95%         B         $158.31        44
EQ/MORGAN STANLEY MID CAP GROWTH.   1.00%         B         $157.78        --
EQ/MORGAN STANLEY MID CAP GROWTH.   1.10%         B         $156.72        24
EQ/MORGAN STANLEY MID CAP GROWTH.   1.20%         B         $155.66       218
EQ/MORGAN STANLEY MID CAP GROWTH.   1.25%         B         $101.56        95
EQ/MORGAN STANLEY MID CAP GROWTH.   1.30%         B         $120.29         5
EQ/MORGAN STANLEY MID CAP GROWTH.   1.34%         B         $154.20       807
EQ/MORGAN STANLEY MID CAP GROWTH.   1.35%         B         $154.10         1
EQ/MORGAN STANLEY MID CAP GROWTH.   1.45%         B         $153.06         1

EQ/MUTUAL LARGE CAP EQUITY.......   0.25%         B         $ 89.36        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.50%         B         $ 88.18        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.70%         B         $ 87.24        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.80%         B         $153.09        --
EQ/MUTUAL LARGE CAP EQUITY.......   0.90%         B         $ 86.31         6
EQ/MUTUAL LARGE CAP EQUITY.......   0.95%         B         $ 86.08        13
EQ/MUTUAL LARGE CAP EQUITY.......   1.00%         B         $ 85.85        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.10%         B         $ 85.39         2
EQ/MUTUAL LARGE CAP EQUITY.......   1.20%         B         $ 84.93        41
EQ/MUTUAL LARGE CAP EQUITY.......   1.25%         B         $ 72.69         5
EQ/MUTUAL LARGE CAP EQUITY.......   1.30%         B         $ 81.80        10
EQ/MUTUAL LARGE CAP EQUITY.......   1.34%         B         $ 84.29       231
EQ/MUTUAL LARGE CAP EQUITY.......   1.35%         B         $ 84.25        --
EQ/MUTUAL LARGE CAP EQUITY.......   1.45%         B         $ 83.80        --

EQ/OPPENHEIMER GLOBAL............   0.25%         B         $100.47        --
EQ/OPPENHEIMER GLOBAL............   0.50%         B         $ 99.14        --
EQ/OPPENHEIMER GLOBAL............   0.70%         B         $ 98.09         3
EQ/OPPENHEIMER GLOBAL............   0.80%         B         $165.40        --
EQ/OPPENHEIMER GLOBAL............   0.90%         B         $ 97.04         8
EQ/OPPENHEIMER GLOBAL............   0.95%         B         $ 96.78        26
EQ/OPPENHEIMER GLOBAL............   1.00%         B         $ 96.53        --
EQ/OPPENHEIMER GLOBAL............   1.10%         B         $ 96.01        17
EQ/OPPENHEIMER GLOBAL............   1.20%         B         $ 95.49        94
EQ/OPPENHEIMER GLOBAL............   1.25%         B         $ 78.50        29
EQ/OPPENHEIMER GLOBAL............   1.30%         B         $ 90.04         2
EQ/OPPENHEIMER GLOBAL............   1.34%         B         $ 94.78       346
EQ/OPPENHEIMER GLOBAL............   1.35%         B         $ 94.72        --
EQ/OPPENHEIMER GLOBAL............   1.45%         B         $ 94.21        --

EQ/PIMCO ULTRA SHORT BOND........   1.10%         A         $ 99.23         2
EQ/PIMCO ULTRA SHORT BOND........   1.25%         A         $ 98.88        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/PIMCO ULTRA SHORT BOND.....   0.25%         B         $115.07        --
EQ/PIMCO ULTRA SHORT BOND.....   0.50%         B         $113.17        --
EQ/PIMCO ULTRA SHORT BOND.....   0.70%         B         $111.66         5
EQ/PIMCO ULTRA SHORT BOND.....   0.80%         B         $105.59        --
EQ/PIMCO ULTRA SHORT BOND.....   0.90%         B         $110.17        27
EQ/PIMCO ULTRA SHORT BOND.....   0.95%         B         $109.80       152
EQ/PIMCO ULTRA SHORT BOND.....   1.00%         B         $109.43        --
EQ/PIMCO ULTRA SHORT BOND.....   1.10%         B         $108.70        56
EQ/PIMCO ULTRA SHORT BOND.....   1.20%         B         $107.97       156
EQ/PIMCO ULTRA SHORT BOND.....   1.25%         B         $108.99        85
EQ/PIMCO ULTRA SHORT BOND.....   1.30%         B         $108.36         4
EQ/PIMCO ULTRA SHORT BOND.....   1.34%         B         $106.95       662
EQ/PIMCO ULTRA SHORT BOND.....   1.35%         B         $106.88        --
EQ/PIMCO ULTRA SHORT BOND.....   1.45%         B         $106.16        --

EQ/QUALITY BOND PLUS..........   0.50%         A         $110.81        --
EQ/QUALITY BOND PLUS..........   0.70%         A         $165.87         2
EQ/QUALITY BOND PLUS..........   0.90%         A         $183.03         9
EQ/QUALITY BOND PLUS..........   1.00%         A         $183.69        --
EQ/QUALITY BOND PLUS..........   1.20%         A         $162.62         2
EQ/QUALITY BOND PLUS..........   1.34%         A         $180.55       567
EQ/QUALITY BOND PLUS..........   1.35%         A         $190.23         6
EQ/QUALITY BOND PLUS..........   1.45%         A         $141.77        --
EQ/QUALITY BOND PLUS..........   0.25%         B         $150.06        --
EQ/QUALITY BOND PLUS..........   0.50%         B         $145.89        --
EQ/QUALITY BOND PLUS..........   0.70%         B         $149.82        --
EQ/QUALITY BOND PLUS..........   0.80%         B         $112.74        --
EQ/QUALITY BOND PLUS..........   0.90%         B         $147.68         4
EQ/QUALITY BOND PLUS..........   0.95%         B         $145.24        83
EQ/QUALITY BOND PLUS..........   1.00%         B         $117.39        --
EQ/QUALITY BOND PLUS..........   1.10%         B         $142.55        12
EQ/QUALITY BOND PLUS..........   1.20%         B         $142.03        95
EQ/QUALITY BOND PLUS..........   1.25%         B         $104.95        28
EQ/QUALITY BOND PLUS..........   1.30%         B         $105.09         3

EQ/SMALL COMPANY INDEX........   0.25%         B         $167.39        --
EQ/SMALL COMPANY INDEX........   0.50%         B         $163.21        --
EQ/SMALL COMPANY INDEX........   0.70%         B         $159.93        24
EQ/SMALL COMPANY INDEX........   0.80%         B         $191.54        --
EQ/SMALL COMPANY INDEX........   0.90%         B         $156.72        25
EQ/SMALL COMPANY INDEX........   0.95%         B         $155.93        37
EQ/SMALL COMPANY INDEX........   1.00%         B         $155.14        --
EQ/SMALL COMPANY INDEX........   1.10%         B         $153.56        12
EQ/SMALL COMPANY INDEX........   1.20%         B         $152.00       176
EQ/SMALL COMPANY INDEX........   1.25%         B         $ 86.27        61
EQ/SMALL COMPANY INDEX........   1.30%         B         $ 95.02         4
EQ/SMALL COMPANY INDEX........   1.34%         B         $149.85       854
EQ/SMALL COMPANY INDEX........   1.35%         B         $149.70         2
EQ/SMALL COMPANY INDEX........   1.45%         B         $148.17        --

EQ/T. ROWE PRICE GROWTH STOCK.   0.00%         B         $112.33        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.25%         B         $110.32        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.50%         B         $108.34        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.70%         B         $106.77        18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                               --------- -------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.   0.80%         B         $166.67        --
EQ/T. ROWE PRICE GROWTH STOCK.   0.90%         B         $105.23        45
EQ/T. ROWE PRICE GROWTH STOCK.   0.95%         B         $104.85        55
EQ/T. ROWE PRICE GROWTH STOCK.   1.00%         B         $104.47        --
EQ/T. ROWE PRICE GROWTH STOCK.   1.10%         B         $103.71        20
EQ/T. ROWE PRICE GROWTH STOCK.   1.20%         B         $102.95       324
EQ/T. ROWE PRICE GROWTH STOCK.   1.25%         B         $ 87.38        96
EQ/T. ROWE PRICE GROWTH STOCK.   1.30%         B         $ 94.58         3
EQ/T. ROWE PRICE GROWTH STOCK.   1.34%         B         $101.90       915
EQ/T. ROWE PRICE GROWTH STOCK.   1.35%         B         $101.83         2
EQ/T. ROWE PRICE GROWTH STOCK.   1.45%         B         $101.09        --

EQ/TEMPLETON GLOBAL EQUITY....   0.25%         B         $ 82.93        --
EQ/TEMPLETON GLOBAL EQUITY....   0.50%         B         $ 81.83        --
EQ/TEMPLETON GLOBAL EQUITY....   0.70%         B         $ 80.96         1
EQ/TEMPLETON GLOBAL EQUITY....   0.80%         B         $149.34        --
EQ/TEMPLETON GLOBAL EQUITY....   0.90%         B         $ 80.10         8
EQ/TEMPLETON GLOBAL EQUITY....   0.95%         B         $ 79.89        17
EQ/TEMPLETON GLOBAL EQUITY....   1.00%         B         $ 79.67        --
EQ/TEMPLETON GLOBAL EQUITY....   1.10%         B         $ 79.25         6
EQ/TEMPLETON GLOBAL EQUITY....   1.20%         B         $ 78.82        75
EQ/TEMPLETON GLOBAL EQUITY....   1.25%         B         $ 67.83        12
EQ/TEMPLETON GLOBAL EQUITY....   1.30%         B         $ 75.98         9
EQ/TEMPLETON GLOBAL EQUITY....   1.34%         B         $ 78.23       247
EQ/TEMPLETON GLOBAL EQUITY....   1.35%         B         $ 78.19        --
EQ/TEMPLETON GLOBAL EQUITY....   1.45%         B         $ 77.77        --

EQ/UBS GROWTH & INCOME........   0.00%         B         $120.36        --
EQ/UBS GROWTH & INCOME........   0.25%         B         $118.20        --
EQ/UBS GROWTH & INCOME........   0.50%         B         $116.08        --
EQ/UBS GROWTH & INCOME........   0.70%         B         $114.40        --
EQ/UBS GROWTH & INCOME........   0.80%         B         $169.88        --
EQ/UBS GROWTH & INCOME........   0.90%         B         $112.75         2
EQ/UBS GROWTH & INCOME........   0.95%         B         $112.34         7
EQ/UBS GROWTH & INCOME........   1.00%         B         $111.93        --
EQ/UBS GROWTH & INCOME........   1.10%         B         $111.12         2
EQ/UBS GROWTH & INCOME........   1.20%         B         $110.31        40
EQ/UBS GROWTH & INCOME........   1.25%         B         $ 76.88        15
EQ/UBS GROWTH & INCOME........   1.30%         B         $ 85.13         2
EQ/UBS GROWTH & INCOME........   1.34%         B         $109.19       109
EQ/UBS GROWTH & INCOME........   1.35%         B         $109.11        --
EQ/UBS GROWTH & INCOME........   1.45%         B         $108.31        --

EQ/VAN KAMPEN COMSTOCK........   0.25%         B         $106.92        --
EQ/VAN KAMPEN COMSTOCK........   0.50%         B         $105.15        --
EQ/VAN KAMPEN COMSTOCK........   0.70%         B         $103.75        --
EQ/VAN KAMPEN COMSTOCK........   0.80%         B         $174.20        --
EQ/VAN KAMPEN COMSTOCK........   0.90%         B         $102.37         4
EQ/VAN KAMPEN COMSTOCK........   0.95%         B         $102.02        19
EQ/VAN KAMPEN COMSTOCK........   1.00%         B         $101.68        --
EQ/VAN KAMPEN COMSTOCK........   1.10%         B         $101.00         4
EQ/VAN KAMPEN COMSTOCK........   1.20%         B         $100.32        22
EQ/VAN KAMPEN COMSTOCK........   1.25%         B         $ 78.68         5
EQ/VAN KAMPEN COMSTOCK........   1.30%         B         $ 85.99         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                 UNITS
                                         CONTRACT                             OUTSTANDING
                                         CHARGES**   SHARE CLASS*  UNIT VALUE   (000'S)
                                         --------- --------------- ---------- -----------
EQ/VAN KAMPEN COMSTOCK..................   1.34%          B         $ 99.37       175
EQ/VAN KAMPEN COMSTOCK..................   1.35%          B         $ 99.31        --
EQ/VAN KAMPEN COMSTOCK..................   1.45%          B         $ 98.64        --

EQ/WELLS FARGO OMEGA GROWTH.............   0.25%          B         $113.25        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.50%          B         $110.09        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.70%          B         $111.11         5
EQ/WELLS FARGO OMEGA GROWTH.............   0.80%          B         $165.73        --
EQ/WELLS FARGO OMEGA GROWTH.............   0.90%          B         $108.38        17
EQ/WELLS FARGO OMEGA GROWTH.............   0.95%          B         $107.71        61
EQ/WELLS FARGO OMEGA GROWTH.............   1.00%          B         $107.04        --
EQ/WELLS FARGO OMEGA GROWTH.............   1.10%          B         $105.71        22
EQ/WELLS FARGO OMEGA GROWTH.............   1.20%          B         $104.39       117
EQ/WELLS FARGO OMEGA GROWTH.............   1.25%          B         $105.91        40
EQ/WELLS FARGO OMEGA GROWTH.............   1.30%          B         $121.25         2
EQ/WELLS FARGO OMEGA GROWTH.............   1.34%          B         $102.58       665
EQ/WELLS FARGO OMEGA GROWTH.............   1.35%          B         $102.45         1
EQ/WELLS FARGO OMEGA GROWTH.............   1.45%          B         $101.17        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.35        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $102.91        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.50%   SERVICE CLASS 2  $114.04        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.56        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.70%   SERVICE CLASS 2  $113.73        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.39        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.22         4
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.90%   SERVICE CLASS 2  $113.43         7
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   0.95%   SERVICE CLASS 2  $113.36        17
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.04         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.10%   SERVICE CLASS 2  $101.87        12
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $101.69       196
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.20%   SERVICE CLASS 2  $112.98        20
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.25%   SERVICE CLASS 2  $112.90        66
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.34%   SERVICE CLASS 2  $112.76       327
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.   1.45%   SERVICE CLASS 2  $ 89.78        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.25%   SERVICE CLASS 2  $103.77        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.50%   SERVICE CLASS 2  $103.33        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.70%   SERVICE CLASS 2  $102.98        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.80%   SERVICE CLASS 2  $102.81        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   0.90%   SERVICE CLASS 2  $102.63        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.00%   SERVICE CLASS 2  $102.46        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.10%   SERVICE CLASS 2  $102.28        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.   1.20%   SERVICE CLASS 2  $102.11         6

FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.25%   SERVICE CLASS 2  $100.61        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.50%   SERVICE CLASS 2  $100.19        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.70%   SERVICE CLASS 2  $ 99.85        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.80%   SERVICE CLASS 2  $ 99.68        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   0.90%   SERVICE CLASS 2  $ 99.51        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.00%   SERVICE CLASS 2  $ 99.34        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.10%   SERVICE CLASS 2  $ 99.17         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......   1.20%   SERVICE CLASS 2  $ 99.00        38

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.25%   SERVICE SHARES  $100.89       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $ 86.49       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.50%   SERVICE SHARES  $100.47       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $ 86.38       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.70%   SERVICE SHARES  $100.12       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.80%   SERVICE SHARES  $ 99.95       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 86.27       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.90%   SERVICE SHARES  $ 99.78       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   0.95%   SERVICE SHARES  $ 86.24        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.00%   SERVICE SHARES  $ 99.61       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.10%   SERVICE SHARES  $ 99.44        2
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 86.10       --
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.20%   SERVICE SHARES  $ 99.27       13
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.25%   SERVICE SHARES  $ 86.08        6
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.34%   SERVICE SHARES  $ 86.03       20
GOLDMAN SACHS VIT MID CAP VALUE FUND.   1.45%   SERVICE SHARES  $ 85.97       --

INVESCO V.I. DIVIDEND GROWTH FUND....   0.25%     SERIES II     $ 91.90       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.50%     SERIES II     $ 91.51       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.70%     SERIES II     $ 91.20       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.80%     SERIES II     $ 91.05       --
INVESCO V.I. DIVIDEND GROWTH FUND....   0.90%     SERIES II     $ 90.89       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.00%     SERIES II     $ 90.74       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.10%     SERIES II     $ 90.58       --
INVESCO V.I. DIVIDEND GROWTH FUND....   1.20%     SERIES II     $ 90.43        2

INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.25%     SERIES II     $103.59       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $101.64       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.50%     SERIES II     $103.15        1
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $101.37       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.70%     SERIES II     $102.80       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.80%     SERIES II     $102.63       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $101.10        3
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.90%     SERIES II     $102.45       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   0.95%     SERIES II     $101.03       10
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.00%     SERIES II     $102.28       --
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.10%     SERIES II     $102.10        4
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $100.69        2
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.20%     SERIES II     $101.93       30
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.25%     SERIES II     $100.62        8
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.34%     SERIES II     $100.50       60
INVESCO V.I. GLOBAL REAL ESTATE FUND.   1.45%     SERIES II     $ 87.60       --

INVESCO V.I. HIGH YIELD FUND.........   0.00%     SERIES II     $ 95.81       --
INVESCO V.I. HIGH YIELD FUND.........   0.25%     SERIES II     $ 95.66       --
INVESCO V.I. HIGH YIELD FUND.........   0.50%     SERIES II     $ 95.50       --
INVESCO V.I. HIGH YIELD FUND.........   0.70%     SERIES II     $ 95.38       --
INVESCO V.I. HIGH YIELD FUND.........   0.80%     SERIES II     $ 95.32       --
INVESCO V.I. HIGH YIELD FUND.........   0.90%     SERIES II     $ 95.26       --
INVESCO V.I. HIGH YIELD FUND.........   0.95%     SERIES II     $ 95.23        1
INVESCO V.I. HIGH YIELD FUND.........   1.00%     SERIES II     $ 95.20       --
INVESCO V.I. HIGH YIELD FUND.........   1.10%     SERIES II     $ 95.14        2
INVESCO V.I. HIGH YIELD FUND.........   1.20%     SERIES II     $ 95.08        5
INVESCO V.I. HIGH YIELD FUND.........   1.25%     SERIES II     $ 95.05        2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                        --------- -------------- ---------- -----------
INVESCO V.I. HIGH YIELD FUND...........   1.34%     SERIES II     $ 94.99       18
INVESCO V.I. HIGH YIELD FUND...........   1.45%     SERIES II     $ 94.92       --

INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.25%     SERIES II     $102.26       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $ 87.27       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.50%     SERIES II     $101.82       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $ 87.16       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.70%     SERIES II     $101.48       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.80%     SERIES II     $101.31       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $ 87.04        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.90%     SERIES II     $101.13        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   0.95%     SERIES II     $ 87.02        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.00%     SERIES II     $100.96       --
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.10%     SERIES II     $100.79        2
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $ 86.88        1
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.20%     SERIES II     $100.62       37
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.25%     SERIES II     $ 86.85        3
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.34%     SERIES II     $ 86.80       39
INVESCO V.I. INTERNATIONAL GROWTH FUND.   1.45%     SERIES II     $ 86.74       --

INVESCO V.I. MID CAP CORE EQUITY FUND..   0.25%     SERIES II     $ 97.88       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $ 97.47       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.50%     SERIES II     $106.96       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $ 97.14       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.70%     SERIES II     $106.67       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.80%     SERIES II     $ 96.97       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $ 96.81       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.90%     SERIES II     $106.39        1
INVESCO V.I. MID CAP CORE EQUITY FUND..   0.95%     SERIES II     $106.32        3
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.00%     SERIES II     $ 96.64       --
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.10%     SERIES II     $ 96.48        2
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $ 96.31       14
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.20%     SERIES II     $105.96        4
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.25%     SERIES II     $105.89        7
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.34%     SERIES II     $105.76       36
INVESCO V.I. MID CAP CORE EQUITY FUND..   1.45%     SERIES II     $ 85.14       --

INVESCO V.I. SMALL CAP EQUITY FUND.....   0.25%     SERIES II     $107.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $107.50       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.50%     SERIES II     $122.82       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $107.13       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.70%     SERIES II     $122.49       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.80%     SERIES II     $106.95       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $106.77       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.90%     SERIES II     $122.16       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   0.95%     SERIES II     $122.08        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.00%     SERIES II     $106.58       --
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.10%     SERIES II     $106.40        2
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $106.22        7
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.20%     SERIES II     $121.67        1
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.25%     SERIES II     $121.59        3
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.34%     SERIES II     $121.44       18
INVESCO V.I. SMALL CAP EQUITY FUND.....   1.45%     SERIES II     $ 88.33       --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                --------- -------------- ---------- -----------
IVY FUNDS VIP ENERGY...........   0.25%   COMMON SHARES   $103.64        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $103.21        --
IVY FUNDS VIP ENERGY...........   0.50%   COMMON SHARES   $116.61        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $102.85        --
IVY FUNDS VIP ENERGY...........   0.70%   COMMON SHARES   $116.30         1
IVY FUNDS VIP ENERGY...........   0.80%   COMMON SHARES   $102.68        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $102.50        --
IVY FUNDS VIP ENERGY...........   0.90%   COMMON SHARES   $115.99         2
IVY FUNDS VIP ENERGY...........   0.95%   COMMON SHARES   $115.92         9
IVY FUNDS VIP ENERGY...........   1.00%   COMMON SHARES   $102.33        --
IVY FUNDS VIP ENERGY...........   1.10%   COMMON SHARES   $102.16         3
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $101.98        31
IVY FUNDS VIP ENERGY...........   1.20%   COMMON SHARES   $115.53        10
IVY FUNDS VIP ENERGY...........   1.25%   COMMON SHARES   $115.45         9
IVY FUNDS VIP ENERGY...........   1.34%   COMMON SHARES   $115.31        78
IVY FUNDS VIP ENERGY...........   1.45%   COMMON SHARES   $ 86.86        --

IVY FUNDS VIP HIGH INCOME......   0.25%   COMMON SHARES   $111.93        --
IVY FUNDS VIP HIGH INCOME......   0.50%   COMMON SHARES   $111.56        --
IVY FUNDS VIP HIGH INCOME......   0.70%   COMMON SHARES   $111.26        --
IVY FUNDS VIP HIGH INCOME......   0.80%   COMMON SHARES   $111.12        --
IVY FUNDS VIP HIGH INCOME......   0.90%   COMMON SHARES   $110.97         4
IVY FUNDS VIP HIGH INCOME......   0.95%   COMMON SHARES   $110.89        28
IVY FUNDS VIP HIGH INCOME......   1.00%   COMMON SHARES   $110.82        --
IVY FUNDS VIP HIGH INCOME......   1.10%   COMMON SHARES   $110.67        14
IVY FUNDS VIP HIGH INCOME......   1.20%   COMMON SHARES   $110.52        62
IVY FUNDS VIP HIGH INCOME......   1.25%   COMMON SHARES   $110.45        37
IVY FUNDS VIP HIGH INCOME......   1.34%   COMMON SHARES   $110.31       156
IVY FUNDS VIP HIGH INCOME......   1.45%   COMMON SHARES   $ 98.24        --

IVY FUNDS VIP MID CAP GROWTH...   0.00%   COMMON SHARES   $ 90.46        --
IVY FUNDS VIP MID CAP GROWTH...   0.25%   COMMON SHARES   $ 90.31        --
IVY FUNDS VIP MID CAP GROWTH...   0.50%   COMMON SHARES   $ 90.17        --
IVY FUNDS VIP MID CAP GROWTH...   0.70%   COMMON SHARES   $ 90.05        --
IVY FUNDS VIP MID CAP GROWTH...   0.80%   COMMON SHARES   $ 89.99        --
IVY FUNDS VIP MID CAP GROWTH...   0.90%   COMMON SHARES   $ 89.94         1
IVY FUNDS VIP MID CAP GROWTH...   0.95%   COMMON SHARES   $ 89.91         3
IVY FUNDS VIP MID CAP GROWTH...   1.00%   COMMON SHARES   $ 89.88        --
IVY FUNDS VIP MID CAP GROWTH...   1.10%   COMMON SHARES   $ 89.82         1
IVY FUNDS VIP MID CAP GROWTH...   1.20%   COMMON SHARES   $ 89.76        10
IVY FUNDS VIP MID CAP GROWTH...   1.25%   COMMON SHARES   $ 89.73         4
IVY FUNDS VIP MID CAP GROWTH...   1.34%   COMMON SHARES   $ 89.68        45
IVY FUNDS VIP MID CAP GROWTH...   1.45%   COMMON SHARES   $ 89.62        --

IVY FUNDS VIP SMALL CAP GROWTH.   0.25%   COMMON SHARES   $101.06        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $ 79.53        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.50%   COMMON SHARES   $100.63        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $ 79.43        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.70%   COMMON SHARES   $100.29        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.80%   COMMON SHARES   $100.12        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 79.33         1
IVY FUNDS VIP SMALL CAP GROWTH.   0.90%   COMMON SHARES   $ 99.95        --
IVY FUNDS VIP SMALL CAP GROWTH.   0.95%   COMMON SHARES   $ 79.30         1
IVY FUNDS VIP SMALL CAP GROWTH.   1.00%   COMMON SHARES   $ 99.78        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                     --------- -------------- ---------- -----------
IVY FUNDS VIP SMALL CAP GROWTH......................   1.10%   COMMON SHARES   $ 99.61         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 79.17        --
IVY FUNDS VIP SMALL CAP GROWTH......................   1.20%   COMMON SHARES   $ 99.44         9
IVY FUNDS VIP SMALL CAP GROWTH......................   1.25%   COMMON SHARES   $ 79.15         1
IVY FUNDS VIP SMALL CAP GROWTH......................   1.34%   COMMON SHARES   $ 79.10        19
IVY FUNDS VIP SMALL CAP GROWTH......................   1.45%   COMMON SHARES   $ 79.04        --

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.25%   SERVICE SHARES  $ 93.05        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.50%   SERVICE SHARES  $ 92.74        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.70%   SERVICE SHARES  $ 92.49         3
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.80%   SERVICE SHARES  $ 92.37        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.90%   SERVICE SHARES  $ 92.25        12
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   0.95%   SERVICE SHARES  $ 92.18        29
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.00%   SERVICE SHARES  $ 92.12        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.10%   SERVICE SHARES  $ 92.00        15
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.20%   SERVICE SHARES  $ 91.87       123
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.25%   SERVICE SHARES  $ 91.81        32
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.34%   SERVICE SHARES  $ 91.70       285
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.   1.45%   SERVICE SHARES  $ 82.12        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.25%   SERVICE CLASS   $104.51        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $104.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.50%   SERVICE CLASS   $108.94        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $103.72        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.70%   SERVICE CLASS   $108.65        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.80%   SERVICE CLASS   $103.54        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $103.36         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.90%   SERVICE CLASS   $108.36         5
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   0.95%   SERVICE CLASS   $108.29        17
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.00%   SERVICE CLASS   $103.19        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.10%   SERVICE CLASS   $103.01         6
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $102.84        75
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.20%   SERVICE CLASS   $107.92         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.25%   SERVICE CLASS   $107.85        12
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.34%   SERVICE CLASS   $107.72       157
MFS(R) INTERNATIONAL VALUE PORTFOLIO................   1.45%   SERVICE CLASS   $ 91.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................   0.25%   SERVICE CLASS   $119.47        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.50%   SERVICE CLASS   $119.07        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.70%   SERVICE CLASS   $118.75        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.80%   SERVICE CLASS   $118.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.90%   SERVICE CLASS   $118.44         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   0.95%   SERVICE CLASS   $118.36         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.00%   SERVICE CLASS   $118.28        --
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.10%   SERVICE CLASS   $118.12         1
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.20%   SERVICE CLASS   $117.96         7
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.25%   SERVICE CLASS   $117.88         2
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.34%   SERVICE CLASS   $117.74        10
MFS(R) INVESTORS GROWTH STOCK SERIES................   1.45%   SERVICE CLASS   $ 92.32        --

MFS(R) INVESTORS TRUST SERIES.......................   0.25%   SERVICE CLASS   $ 99.82        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $ 99.40        --
MFS(R) INVESTORS TRUST SERIES.......................   0.50%   SERVICE CLASS   $111.85        --
MFS(R) INVESTORS TRUST SERIES.......................   0.70%   SERVICE CLASS   $ 99.06        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                   --------- -------------- ---------- -----------
MFS(R) INVESTORS TRUST SERIES.....   0.70%   SERVICE CLASS   $111.55         --
MFS(R) INVESTORS TRUST SERIES.....   0.80%   SERVICE CLASS   $ 98.89         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $ 98.72         --
MFS(R) INVESTORS TRUST SERIES.....   0.90%   SERVICE CLASS   $111.25         --
MFS(R) INVESTORS TRUST SERIES.....   0.95%   SERVICE CLASS   $111.18          1
MFS(R) INVESTORS TRUST SERIES.....   1.00%   SERVICE CLASS   $ 98.56         --
MFS(R) INVESTORS TRUST SERIES.....   1.10%   SERVICE CLASS   $ 98.39          1
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $ 98.22         15
MFS(R) INVESTORS TRUST SERIES.....   1.20%   SERVICE CLASS   $110.81          3
MFS(R) INVESTORS TRUST SERIES.....   1.25%   SERVICE CLASS   $110.73          1
MFS(R) INVESTORS TRUST SERIES.....   1.34%   SERVICE CLASS   $110.60         11
MFS(R) INVESTORS TRUST SERIES.....   1.45%   SERVICE CLASS   $ 90.30         --

MFS(R) TECHNOLOGY PORTFOLIO.......   0.25%   SERVICE CLASS   $120.43         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.50%   SERVICE CLASS   $120.03         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.70%   SERVICE CLASS   $119.71         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.80%   SERVICE CLASS   $119.55         --
MFS(R) TECHNOLOGY PORTFOLIO.......   0.90%   SERVICE CLASS   $119.39          1
MFS(R) TECHNOLOGY PORTFOLIO.......   0.95%   SERVICE CLASS   $119.31          4
MFS(R) TECHNOLOGY PORTFOLIO.......   1.00%   SERVICE CLASS   $119.23         --
MFS(R) TECHNOLOGY PORTFOLIO.......   1.10%   SERVICE CLASS   $119.07          2
MFS(R) TECHNOLOGY PORTFOLIO.......   1.20%   SERVICE CLASS   $118.91         19
MFS(R) TECHNOLOGY PORTFOLIO.......   1.25%   SERVICE CLASS   $118.83          6
MFS(R) TECHNOLOGY PORTFOLIO.......   1.34%   SERVICE CLASS   $118.68         48
MFS(R) TECHNOLOGY PORTFOLIO.......   1.45%   SERVICE CLASS   $ 92.48         --

MFS(R) UTILITIES SERIES...........   0.25%   SERVICE CLASS   $118.13         --
MFS(R) UTILITIES SERIES...........   0.50%   SERVICE CLASS   $117.74         --
MFS(R) UTILITIES SERIES...........   0.70%   SERVICE CLASS   $117.43          2
MFS(R) UTILITIES SERIES...........   0.80%   SERVICE CLASS   $117.27         --
MFS(R) UTILITIES SERIES...........   0.90%   SERVICE CLASS   $117.11          3
MFS(R) UTILITIES SERIES...........   0.95%   SERVICE CLASS   $117.03          7
MFS(R) UTILITIES SERIES...........   1.00%   SERVICE CLASS   $116.96         --
MFS(R) UTILITIES SERIES...........   1.10%   SERVICE CLASS   $116.80          4
MFS(R) UTILITIES SERIES...........   1.20%   SERVICE CLASS   $116.64         41
MFS(R) UTILITIES SERIES...........   1.25%   SERVICE CLASS   $116.56         12
MFS(R) UTILITIES SERIES...........   1.34%   SERVICE CLASS   $116.42        106
MFS(R) UTILITIES SERIES...........   1.45%   SERVICE CLASS   $ 94.91         --

MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         A         $ 93.39         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         A         $ 76.41         15
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         A         $ 93.90         49
MULTIMANAGER AGGRESSIVE EQUITY....   1.00%         A         $106.78         --
MULTIMANAGER AGGRESSIVE EQUITY....   1.20%         A         $ 81.89         21
MULTIMANAGER AGGRESSIVE EQUITY***.   1.34%         A         $ 69.95      5,698
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $120.51        729
MULTIMANAGER AGGRESSIVE EQUITY....   1.35%         A         $126.88         27
MULTIMANAGER AGGRESSIVE EQUITY....   1.45%         A         $ 66.42          5
MULTIMANAGER AGGRESSIVE EQUITY....   0.25%         B         $ 72.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.50%         B         $ 70.00         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.70%         B         $ 75.09         --
MULTIMANAGER AGGRESSIVE EQUITY....   0.80%         B         $166.25         --
MULTIMANAGER AGGRESSIVE EQUITY***.   0.90%         B         $ 57.71         14
MULTIMANAGER AGGRESSIVE EQUITY....   0.90%         B         $ 69.43          5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                      --------- -------------- ---------- -----------
MULTIMANAGER AGGRESSIVE EQUITY.......   0.95%         B         $ 72.79        84
MULTIMANAGER AGGRESSIVE EQUITY.......   1.00%         B         $137.04        --
MULTIMANAGER AGGRESSIVE EQUITY.......   1.10%         B         $ 71.44         9
MULTIMANAGER AGGRESSIVE EQUITY.......   1.20%         B         $ 66.45       170
MULTIMANAGER AGGRESSIVE EQUITY.......   1.25%         B         $ 76.41        17
MULTIMANAGER AGGRESSIVE EQUITY.......   1.30%         B         $ 88.48         4

MULTIMANAGER CORE BOND...............   0.25%         B         $159.10        --
MULTIMANAGER CORE BOND...............   0.50%         B         $155.17        --
MULTIMANAGER CORE BOND...............   0.70%         B         $133.26        --
MULTIMANAGER CORE BOND...............   0.70%         B         $152.07         1
MULTIMANAGER CORE BOND...............   0.80%         B         $119.85        --
MULTIMANAGER CORE BOND...............   0.90%         B         $131.41        --
MULTIMANAGER CORE BOND...............   0.90%         B         $149.04        13
MULTIMANAGER CORE BOND...............   0.95%         B         $148.29       115
MULTIMANAGER CORE BOND...............   1.00%         B         $147.55        --
MULTIMANAGER CORE BOND...............   1.10%         B         $146.06        28
MULTIMANAGER CORE BOND...............   1.20%         B         $128.66        --
MULTIMANAGER CORE BOND...............   1.20%         B         $144.59       110
MULTIMANAGER CORE BOND...............   1.25%         B         $126.07        82
MULTIMANAGER CORE BOND...............   1.30%         B         $124.83         5
MULTIMANAGER CORE BOND...............   1.34%         B         $142.56       487
MULTIMANAGER CORE BOND...............   1.35%         B         $142.41         3
MULTIMANAGER CORE BOND...............   1.45%         B         $140.97        --

MULTIMANAGER INTERNATIONAL EQUITY....   0.25%         B         $119.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.50%         B         $116.60        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $ 95.63        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.70%         B         $114.27         1
MULTIMANAGER INTERNATIONAL EQUITY....   0.80%         B         $138.81        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $ 94.29        --
MULTIMANAGER INTERNATIONAL EQUITY....   0.90%         B         $112.00        12
MULTIMANAGER INTERNATIONAL EQUITY....   0.95%         B         $111.43        42
MULTIMANAGER INTERNATIONAL EQUITY....   1.00%         B         $110.87        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.10%         B         $109.76         4
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $ 87.56        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.20%         B         $108.65        51
MULTIMANAGER INTERNATIONAL EQUITY....   1.25%         B         $ 57.75         9
MULTIMANAGER INTERNATIONAL EQUITY....   1.30%         B         $ 67.11         2
MULTIMANAGER INTERNATIONAL EQUITY....   1.34%         B         $107.12       354
MULTIMANAGER INTERNATIONAL EQUITY***.   1.34%         B         $123.75        14
MULTIMANAGER INTERNATIONAL EQUITY....   1.35%         B         $107.01        --
MULTIMANAGER INTERNATIONAL EQUITY....   1.45%         B         $105.93        --

MULTIMANAGER LARGE CAP CORE EQUITY...   0.25%         B         $111.89        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.50%         B         $109.12        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $102.47        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.70%         B         $106.95        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.80%         B         $155.73        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $101.05        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $103.76        --
MULTIMANAGER LARGE CAP CORE EQUITY...   0.90%         B         $104.81         2
MULTIMANAGER LARGE CAP CORE EQUITY...   0.95%         B         $104.29         8
MULTIMANAGER LARGE CAP CORE EQUITY...   1.00%         B         $103.76        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                    --------- -------------- ---------- -----------
MULTIMANAGER LARGE CAP CORE EQUITY.   1.10%         B         $102.72         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $ 98.93        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.20%         B         $101.68        16
MULTIMANAGER LARGE CAP CORE EQUITY.   1.25%         B         $ 75.18         2
MULTIMANAGER LARGE CAP CORE EQUITY.   1.30%         B         $ 83.87         1
MULTIMANAGER LARGE CAP CORE EQUITY.   1.34%         B         $100.25        95
MULTIMANAGER LARGE CAP CORE EQUITY.   1.35%         B         $100.15        --
MULTIMANAGER LARGE CAP CORE EQUITY.   1.45%         B         $ 99.14        --

MULTIMANAGER LARGE CAP VALUE.......   0.25%         B         $127.59        --
MULTIMANAGER LARGE CAP VALUE.......   0.50%         B         $124.43        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $104.95        --
MULTIMANAGER LARGE CAP VALUE.......   0.70%         B         $121.95         3
MULTIMANAGER LARGE CAP VALUE.......   0.80%         B         $158.07        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $103.49        --
MULTIMANAGER LARGE CAP VALUE.......   0.90%         B         $119.52         4
MULTIMANAGER LARGE CAP VALUE.......   0.95%         B         $118.92        49
MULTIMANAGER LARGE CAP VALUE.......   1.00%         B         $118.32        --
MULTIMANAGER LARGE CAP VALUE.......   1.10%         B         $117.13         5
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $101.33        --
MULTIMANAGER LARGE CAP VALUE.......   1.20%         B         $115.95        62
MULTIMANAGER LARGE CAP VALUE.......   1.25%         B         $ 73.75        10
MULTIMANAGER LARGE CAP VALUE.......   1.30%         B         $ 82.97         2
MULTIMANAGER LARGE CAP VALUE.......   1.34%         B         $114.32       279
MULTIMANAGER LARGE CAP VALUE.......   1.35%         B         $114.20        --
MULTIMANAGER LARGE CAP VALUE.......   1.45%         B         $113.05        --

MULTIMANAGER MID CAP GROWTH........   0.25%         B         $119.36        --
MULTIMANAGER MID CAP GROWTH........   0.50%         B         $116.41        --
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $114.08         1
MULTIMANAGER MID CAP GROWTH........   0.70%         B         $123.55        --
MULTIMANAGER MID CAP GROWTH........   0.80%         B         $183.07        --
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $111.81         6
MULTIMANAGER MID CAP GROWTH........   0.90%         B         $121.83        --
MULTIMANAGER MID CAP GROWTH........   0.95%         B         $111.25        41
MULTIMANAGER MID CAP GROWTH........   1.00%         B         $110.69        --
MULTIMANAGER MID CAP GROWTH........   1.10%         B         $109.57         5
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $108.47        64
MULTIMANAGER MID CAP GROWTH........   1.20%         B         $113.13        --
MULTIMANAGER MID CAP GROWTH........   1.25%         B         $ 87.26         9
MULTIMANAGER MID CAP GROWTH........   1.30%         B         $101.26         2
MULTIMANAGER MID CAP GROWTH........   1.34%         B         $106.94       437
MULTIMANAGER MID CAP GROWTH***.....   1.34%         B         $159.94         8
MULTIMANAGER MID CAP GROWTH........   1.35%         B         $106.83        --
MULTIMANAGER MID CAP GROWTH........   1.45%         B         $105.75        --

MULTIMANAGER MID CAP VALUE.........   0.25%         B         $145.56        --
MULTIMANAGER MID CAP VALUE.........   0.50%         B         $141.96        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $121.55        --
MULTIMANAGER MID CAP VALUE.........   0.70%         B         $139.12         1
MULTIMANAGER MID CAP VALUE.........   0.80%         B         $181.17        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $119.86        --
MULTIMANAGER MID CAP VALUE.........   0.90%         B         $136.35         8
MULTIMANAGER MID CAP VALUE.........   0.95%         B         $135.66        39

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                  --------- -------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.......   1.00%         B         $134.98        --
MULTIMANAGER MID CAP VALUE.......   1.10%         B         $133.62         6
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $111.30        --
MULTIMANAGER MID CAP VALUE.......   1.20%         B         $132.28        49
MULTIMANAGER MID CAP VALUE.......   1.25%         B         $ 84.09        14
MULTIMANAGER MID CAP VALUE.......   1.30%         B         $ 96.63         2
MULTIMANAGER MID CAP VALUE.......   1.34%         B         $130.42       316
MULTIMANAGER MID CAP VALUE***....   1.34%         B         $166.07         5
MULTIMANAGER MID CAP VALUE.......   1.35%         B         $130.28        --
MULTIMANAGER MID CAP VALUE.......   1.45%         B         $128.97        --

MULTIMANAGER MULTI-SECTOR BOND...   0.50%         A         $ 98.22        --
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         A         $113.93         2
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         A         $148.19        11
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         A         $159.78        --
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         A         $123.83         5
MULTIMANAGER MULTI-SECTOR BOND...   1.34%         A         $163.72       522
MULTIMANAGER MULTI-SECTOR BOND...   1.35%         A         $174.49         5
MULTIMANAGER MULTI-SECTOR BOND...   1.45%         A         $ 95.68         1
MULTIMANAGER MULTI-SECTOR BOND...   0.25%         B         $130.89        --
MULTIMANAGER MULTI-SECTOR BOND...   0.50%         B         $127.26         1
MULTIMANAGER MULTI-SECTOR BOND...   0.70%         B         $118.98        --
MULTIMANAGER MULTI-SECTOR BOND...   0.80%         B         $122.71        --
MULTIMANAGER MULTI-SECTOR BOND...   0.90%         B         $100.07         5
MULTIMANAGER MULTI-SECTOR BOND...   0.95%         B         $115.34        96
MULTIMANAGER MULTI-SECTOR BOND...   1.00%         B         $134.80        --
MULTIMANAGER MULTI-SECTOR BOND...   1.10%         B         $113.20        12
MULTIMANAGER MULTI-SECTOR BOND...   1.20%         B         $ 95.71       134
MULTIMANAGER MULTI-SECTOR BOND...   1.25%         B         $ 89.29        34
MULTIMANAGER MULTI-SECTOR BOND...   1.30%         B         $ 93.07         7

MULTIMANAGER SMALL CAP GROWTH....   0.00%         B         $118.32        --
MULTIMANAGER SMALL CAP GROWTH....   0.25%         B         $116.20        --
MULTIMANAGER SMALL CAP GROWTH....   0.50%         B         $114.12        --
MULTIMANAGER SMALL CAP GROWTH....   0.70%         B         $112.47         1
MULTIMANAGER SMALL CAP GROWTH....   0.80%         B         $170.34        --
MULTIMANAGER SMALL CAP GROWTH....   0.90%         B         $110.84         5
MULTIMANAGER SMALL CAP GROWTH....   0.95%         B         $110.44        24
MULTIMANAGER SMALL CAP GROWTH....   1.00%         B         $110.04        --
MULTIMANAGER SMALL CAP GROWTH....   1.10%         B         $109.24         3
MULTIMANAGER SMALL CAP GROWTH....   1.20%         B         $108.44        35
MULTIMANAGER SMALL CAP GROWTH....   1.25%         B         $ 73.60         5
MULTIMANAGER SMALL CAP GROWTH....   1.30%         B         $ 84.29         1
MULTIMANAGER SMALL CAP GROWTH***.   1.34%         B         $106.67        14
MULTIMANAGER SMALL CAP GROWTH....   1.34%         B         $107.34       276
MULTIMANAGER SMALL CAP GROWTH....   1.35%         B         $107.26         1
MULTIMANAGER SMALL CAP GROWTH....   1.45%         B         $106.47        --

MULTIMANAGER SMALL CAP VALUE.....   0.25%         B         $167.79        --
MULTIMANAGER SMALL CAP VALUE.....   0.50%         B         $163.11        --
MULTIMANAGER SMALL CAP VALUE.....   0.70%         B         $169.13         1
MULTIMANAGER SMALL CAP VALUE.....   0.80%         B         $187.54        --
MULTIMANAGER SMALL CAP VALUE.....   0.90%         B         $164.97        12
MULTIMANAGER SMALL CAP VALUE.....   0.95%         B         $129.37        42

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                                       --------- -------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................   1.00%         B         $162.93        --
MULTIMANAGER SMALL CAP VALUE..........................   1.10%         B         $160.90         2
MULTIMANAGER SMALL CAP VALUE..........................   1.20%         B         $158.90        57
MULTIMANAGER SMALL CAP VALUE..........................   1.25%         B         $ 71.74         3
MULTIMANAGER SMALL CAP VALUE..........................   1.30%         B         $ 78.35        --
MULTIMANAGER SMALL CAP VALUE***.......................   1.34%         B         $154.82        19
MULTIMANAGER SMALL CAP VALUE..........................   1.34%         B         $156.14       559
MULTIMANAGER SMALL CAP VALUE..........................   1.35%         B         $155.94         1
MULTIMANAGER SMALL CAP VALUE..........................   1.45%         B         $120.74        --

MULTIMANAGER TECHNOLOGY...............................   0.25%         B         $122.85        --
MULTIMANAGER TECHNOLOGY...............................   0.50%         B         $119.81         1
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $117.42         3
MULTIMANAGER TECHNOLOGY...............................   0.70%         B         $133.23        --
MULTIMANAGER TECHNOLOGY...............................   0.80%         B         $180.28        --
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $115.08        10
MULTIMANAGER TECHNOLOGY...............................   0.90%         B         $131.38        --
MULTIMANAGER TECHNOLOGY***............................   0.90%         B         $121.29        --
MULTIMANAGER TECHNOLOGY...............................   0.95%         B         $114.50        45
MULTIMANAGER TECHNOLOGY...............................   1.00%         B         $113.93        --
MULTIMANAGER TECHNOLOGY...............................   1.10%         B         $112.78        10
MULTIMANAGER TECHNOLOGY...............................   1.20%         B         $111.64       131
MULTIMANAGER TECHNOLOGY...............................   1.25%         B         $ 92.73        18
MULTIMANAGER TECHNOLOGY...............................   1.30%         B         $108.96         3
MULTIMANAGER TECHNOLOGY...............................   1.34%         B         $110.07       750
MULTIMANAGER TECHNOLOGY***............................   1.34%         B         $170.97         4
MULTIMANAGER TECHNOLOGY...............................   1.35%         B         $109.96         2
MULTIMANAGER TECHNOLOGY...............................   1.45%         B         $108.85         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.25%   SERVICE CLASS   $106.52        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.50%   SERVICE CLASS   $106.07        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.70%   SERVICE CLASS   $105.70        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.80%   SERVICE CLASS   $105.53        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   0.90%   SERVICE CLASS   $105.35        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.00%   SERVICE CLASS   $105.17        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.10%   SERVICE CLASS   $104.99        --
OPPENHEIMER MAIN STREET FUND(R)/VA....................   1.20%   SERVICE CLASS   $104.81         2

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.25%   ADVISOR CLASS   $114.35        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.50%   ADVISOR CLASS   $113.87        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.70%   ADVISOR CLASS   $113.48        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.80%   ADVISOR CLASS   $113.29        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   0.90%   ADVISOR CLASS   $113.09         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.00%   ADVISOR CLASS   $112.90        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.10%   ADVISOR CLASS   $112.71        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................   1.20%   ADVISOR CLASS   $112.52        15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2011

                                                               UNITS
                        CONTRACT                            OUTSTANDING
                        CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                        --------- -------------- ---------- -----------
TARGET 2015 ALLOCATION.   0.00%         B         $104.99        --
TARGET 2015 ALLOCATION.   0.25%         B         $103.60        --
TARGET 2015 ALLOCATION.   0.50%         B         $102.23        --
TARGET 2015 ALLOCATION.   0.70%         B         $101.14         1
TARGET 2015 ALLOCATION.   0.80%         B         $144.19        --
TARGET 2015 ALLOCATION.   0.90%         B         $100.06        14
TARGET 2015 ALLOCATION.   0.95%         B         $ 99.80         8
TARGET 2015 ALLOCATION.   1.00%         B         $ 99.53        --
TARGET 2015 ALLOCATION.   1.10%         B         $ 99.00         4
TARGET 2015 ALLOCATION.   1.20%         B         $ 98.46        22
TARGET 2015 ALLOCATION.   1.25%         B         $ 85.09        11
TARGET 2015 ALLOCATION.   1.30%         B         $ 93.48        --
TARGET 2015 ALLOCATION.   1.34%         B         $ 97.73       156
TARGET 2015 ALLOCATION.   1.35%         B         $ 97.67         1
TARGET 2015 ALLOCATION.   1.45%         B         $ 97.15        --

TARGET 2025 ALLOCATION.   0.00%         B         $101.46        --
TARGET 2025 ALLOCATION.   0.25%         B         $100.12        --
TARGET 2025 ALLOCATION.   0.50%         B         $ 98.80        --
TARGET 2025 ALLOCATION.   0.70%         B         $ 97.74         3
TARGET 2025 ALLOCATION.   0.80%         B         $151.51        --
TARGET 2025 ALLOCATION.   0.90%         B         $ 96.70        19
TARGET 2025 ALLOCATION.   0.95%         B         $ 96.44        10
TARGET 2025 ALLOCATION.   1.00%         B         $ 96.19        --
TARGET 2025 ALLOCATION.   1.10%         B         $ 95.67        13
TARGET 2025 ALLOCATION.   1.20%         B         $ 95.16        50
TARGET 2025 ALLOCATION.   1.25%         B         $ 80.89         9
TARGET 2025 ALLOCATION.   1.30%         B         $ 89.94        --
TARGET 2025 ALLOCATION.   1.34%         B         $ 94.44       202
TARGET 2025 ALLOCATION.   1.35%         B         $ 94.39        --
TARGET 2025 ALLOCATION.   1.45%         B         $ 93.88        --

TARGET 2035 ALLOCATION.   0.00%         B         $ 99.35        --
TARGET 2035 ALLOCATION.   0.25%         B         $ 98.03        --
TARGET 2035 ALLOCATION.   0.50%         B         $ 96.73        --
TARGET 2035 ALLOCATION.   0.70%         B         $ 95.70         2
TARGET 2035 ALLOCATION.   0.80%         B         $157.27        --
TARGET 2035 ALLOCATION.   0.90%         B         $ 94.68        13
TARGET 2035 ALLOCATION.   0.95%         B         $ 94.43         7
TARGET 2035 ALLOCATION.   1.00%         B         $ 94.18        --
TARGET 2035 ALLOCATION.   1.10%         B         $ 93.67        11
TARGET 2035 ALLOCATION.   1.20%         B         $ 93.17        45
TARGET 2035 ALLOCATION.   1.25%         B         $ 77.97         9
TARGET 2035 ALLOCATION.   1.30%         B         $ 87.66        --
TARGET 2035 ALLOCATION.   1.34%         B         $ 92.47       171
TARGET 2035 ALLOCATION.   1.35%         B         $ 92.42        --
TARGET 2035 ALLOCATION.   1.45%         B         $ 91.92        --

TARGET 2045 ALLOCATION.   0.00%         B         $ 96.35        --
TARGET 2045 ALLOCATION.   0.25%         B         $ 95.07        --
TARGET 2045 ALLOCATION.   0.50%         B         $ 93.82        --
TARGET 2045 ALLOCATION.   0.70%         B         $ 92.82        --
TARGET 2045 ALLOCATION.   0.80%         B         $162.44        --
TARGET 2045 ALLOCATION.   0.90%         B         $ 91.83         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2011

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES**   SHARE CLASS* UNIT VALUE   (000'S)
                                       --------- -------------- ---------- -----------
TARGET 2045 ALLOCATION................   0.95%         B         $ 91.58         5
TARGET 2045 ALLOCATION................   1.00%         B         $ 91.34        --
TARGET 2045 ALLOCATION................   1.10%         B         $ 90.85         8
TARGET 2045 ALLOCATION................   1.20%         B         $ 90.36        32
TARGET 2045 ALLOCATION................   1.25%         B         $ 74.41         3
TARGET 2045 ALLOCATION................   1.30%         B         $ 84.60        --
TARGET 2045 ALLOCATION................   1.34%         B         $ 89.68       122
TARGET 2045 ALLOCATION................   1.35%         B         $ 89.63        --
TARGET 2045 ALLOCATION................   1.45%         B         $ 89.15        --

TEMPLETON GLOBAL BOND SECURITIES FUND.   0.25%      CLASS 2      $103.81        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.50%      CLASS 2      $103.37        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.70%      CLASS 2      $103.02        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.80%      CLASS 2      $102.84        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   0.90%      CLASS 2      $102.67         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.00%      CLASS 2      $102.49        --
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.10%      CLASS 2      $102.32         1
TEMPLETON GLOBAL BOND SECURITIES FUND.   1.20%      CLASS 2      $102.14        63

VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.00%   CLASS S SHARES  $ 83.66        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.25%   CLASS S SHARES  $ 83.52        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.50%   CLASS S SHARES  $ 83.39        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.70%   CLASS S SHARES  $ 83.28        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.80%   CLASS S SHARES  $ 83.23        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.90%   CLASS S SHARES  $ 83.18         2
VAN ECK VIP GLOBAL HARD ASSETS FUND...   0.95%   CLASS S SHARES  $ 83.15         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.00%   CLASS S SHARES  $ 83.12        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.10%   CLASS S SHARES  $ 83.07         3
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.20%   CLASS S SHARES  $ 83.02        17
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.25%   CLASS S SHARES  $ 82.99         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.34%   CLASS S SHARES  $ 82.94        44
VAN ECK VIP GLOBAL HARD ASSETS FUND...   1.45%   CLASS S SHARES  $ 82.88        --

-----------
The accompanying notes are an integral part of these financial statements.
* Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
**Contract charges reflect annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
***This Variable Investment Option is subject to a maximum expense limitation
   (See Note 7).


                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                AMERICAN CENTURY
                                                                    ALL ASSET   VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                   ALLOCATION*        FUND        ALLOCATION*    STRATEGY*
                                                                   -----------  ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   366,992      $ 14,865      $  4,938,646  $   387,015
  Expenses:
   Less: Asset-based charges......................................     237,564        12,372         4,682,658      367,704
   Less: Reduction for expense limitation.........................          --            --                --           --
                                                                   -----------      --------      ------------  -----------
   Net Expenses...................................................     237,564        12,372         4,682,658      367,704
                                                                   -----------      --------      ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................     129,428         2,493           255,988       19,311
                                                                   -----------      --------      ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     263,078        12,264        (4,475,318)     231,093
   Realized gain distribution from The Trusts.....................     566,880        19,622         9,297,872      458,405
                                                                   -----------      --------      ------------  -----------
  Net realized gain (loss)........................................     829,958        31,886         4,822,554      689,498
                                                                   -----------      --------      ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,112,108)      (52,670)      (38,727,822)  (1,867,333)
                                                                   -----------      --------      ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,282,150)      (20,784)      (33,905,268)  (1,177,835)
                                                                   -----------      --------      ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,152,722)     $(18,291)     $(33,649,280) $(1,158,524)
                                                                   ===========      ========      ============  ===========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,921,312       $  69,229
  Expenses:
   Less: Asset-based charges......................................     1,360,244          64,277
   Less: Reduction for expense limitation.........................            --              --
                                                                     -----------       ---------
   Net Expenses...................................................     1,360,244          64,277
                                                                     -----------       ---------

NET INVESTMENT INCOME (LOSS)......................................       561,068           4,952
                                                                     -----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,170,888          20,172
   Realized gain distribution from The Trusts.....................     2,200,640          85,969
                                                                     -----------       ---------
  Net realized gain (loss)........................................     3,371,528         106,141
                                                                     -----------       ---------

  Change in unrealized appreciation (depreciation) of investments.    (3,341,680)       (283,295)
                                                                     -----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        29,848        (177,154)
                                                                     -----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   590,916       $(172,202)
                                                                     ===========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE
                                                                      STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*
                                                                   ---------------- ----------------- ---------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 32,759        $ 2,499,290    $  16,951  $ 27,171,376
  Expenses:
   Less: Asset-based charges......................................       22,233          2,000,223       16,605    22,372,957
   Less: Reduction for expense limitation.........................           --                 --           --    (4,947,035)
                                                                       --------        -----------    ---------  ------------
   Net Expenses...................................................       22,233          2,000,223       16,605    17,425,922
                                                                       --------        -----------    ---------  ------------

NET INVESTMENT INCOME (LOSS)......................................       10,526            499,067          346     9,745,454
                                                                       --------        -----------    ---------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        9,158           (951,441)     (59,734)  (26,377,560)
   Realized gain distribution from The Trusts.....................       25,098          3,757,085       22,731    37,842,918
                                                                       --------        -----------    ---------  ------------
  Net realized gain (loss)........................................       34,256          2,805,644      (37,003)   11,465,358
                                                                       --------        -----------    ---------  ------------

  Change in unrealized appreciation (depreciation) of investments.      (51,339)        (6,722,347)     (86,659)  (72,874,301)
                                                                       --------        -----------    ---------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (17,083)        (3,916,703)    (123,662)  (61,408,943)
                                                                       --------        -----------    ---------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ (6,557)       $(3,417,636)   $(123,316) $(51,663,489)
                                                                       ========        ===========    =========  ============

                                                                    AXA MODERATE-   AXA TACTICAL
                                                                   PLUS ALLOCATION* MANAGER 2000*
                                                                   ---------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 12,094,362     $     291
  Expenses:
   Less: Asset-based charges......................................     10,597,827        13,247
   Less: Reduction for expense limitation.........................             --            --
                                                                     ------------     ---------
   Net Expenses...................................................     10,597,827        13,247
                                                                     ------------     ---------

NET INVESTMENT INCOME (LOSS)......................................      1,496,535       (12,956)
                                                                     ------------     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (39,084,742)      (39,394)
   Realized gain distribution from The Trusts.....................     21,673,353        25,900
                                                                     ------------     ---------
  Net realized gain (loss)........................................    (17,411,389)      (13,494)
                                                                     ------------     ---------

  Change in unrealized appreciation (depreciation) of investments.    (37,194,527)     (125,693)
                                                                     ------------     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (54,605,916)     (139,187)
                                                                     ------------     ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(53,109,381)    $(152,143)
                                                                     ============     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                              AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL    MANAGER     EQ/ALLIANCEBERNSTEIN
                                                                   MANAGER 400* MANAGER 500* INTERNATIONAL*  SMALL CAP GROWTH*
                                                                   ------------ ------------ -------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $     959    $  16,697     $  45,167        $         --
  Expenses:
   Less: Asset-based charges......................................     26,462       32,187        24,767           4,072,287
   Less: Reduction for expense limitation.........................         --           --            --                  --
                                                                    ---------    ---------     ---------        ------------
   Net Expenses...................................................     26,462       32,187        24,767           4,072,287
                                                                    ---------    ---------     ---------        ------------

NET INVESTMENT INCOME (LOSS)......................................    (25,503)     (15,490)       20,400          (4,072,287)
                                                                    ---------    ---------     ---------        ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (24,099)      45,006       (31,888)         14,591,389
   Realized gain distribution from The Trusts.....................     57,164       42,458        19,375          12,178,600
                                                                    ---------    ---------     ---------        ------------
  Net realized gain (loss)........................................     33,065       87,464       (12,513)         26,769,989
                                                                    ---------    ---------     ---------        ------------

  Change in unrealized appreciation (depreciation) of investments.   (372,562)    (262,625)     (527,359)        (27,399,164)
                                                                    ---------    ---------     ---------        ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (339,497)    (175,161)     (539,872)           (629,175)
                                                                    ---------    ---------     ---------        ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(365,000)   $(190,651)    $(519,472)       $ (4,701,462)
                                                                    =========    =========     =========        ============

                                                                   EQ/AXA FRANKLIN EQ/BLACKROCK
                                                                   SMALL CAP VALUE BASIC VALUE
                                                                        CORE*        EQUITY*
                                                                   --------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $    19,887   $  5,146,059
  Expenses:
   Less: Asset-based charges......................................       190,041      5,238,338
   Less: Reduction for expense limitation.........................            --             --
                                                                     -----------   ------------
   Net Expenses...................................................       190,041      5,238,338
                                                                     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................      (170,154)       (92,279)
                                                                     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,245,770    (17,546,709)
   Realized gain distribution from The Trusts.....................            --             --
                                                                     -----------   ------------
  Net realized gain (loss)........................................     1,245,770    (17,546,709)
                                                                     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    (2,698,932)      (571,028)
                                                                     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,453,162)   (18,117,737)
                                                                     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(1,623,316)  $(18,210,016)
                                                                     ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                                                       INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                                                   --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,054,047    $  90,071   $ 1,148,843   $ 30,051,149
  Expenses:
   Less: Asset-based charges......................................       726,875      306,232     2,099,567     29,478,963
   Less: Reduction for expense limitation.........................            --           --            --     (1,786,315)
                                                                     -----------    ---------   -----------   ------------
   Net Expenses...................................................       726,875      306,232     2,099,567     27,692,648
                                                                     -----------    ---------   -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................       327,172     (216,161)     (950,724)     2,358,501
                                                                     -----------    ---------   -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
   Realized gain distribution from The Trusts.....................            --           --            --             --
                                                                     -----------    ---------   -----------   ------------
  Net realized gain (loss)........................................    (1,121,788)    (598,773)   (3,369,169)   (26,806,981)
                                                                     -----------    ---------   -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.       (64,453)     488,486     8,749,797     16,325,355
                                                                     -----------    ---------   -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,186,241)    (110,287)    5,380,628    (10,481,626)
                                                                     -----------    ---------   -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $  (859,069)   $(326,448)  $ 4,429,904   $ (8,123,125)
                                                                     ===========    =========   ===========   ============

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK
                                                                      INDEX*        VENTURE*
                                                                   ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 2,302,794     $    83,418
  Expenses:
   Less: Asset-based charges......................................   1,567,810         348,024
   Less: Reduction for expense limitation.........................          --              --
                                                                   -----------     -----------
   Net Expenses...................................................   1,567,810         348,024
                                                                   -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     734,984        (264,606)
                                                                   -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (3,003,652)      2,525,168
   Realized gain distribution from The Trusts.....................          --              --
                                                                   -----------     -----------
  Net realized gain (loss)........................................  (3,003,652)      2,525,168
                                                                   -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.   6,541,464      (3,942,795)
                                                                   -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   3,537,812      (1,417,627)
                                                                   -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 4,272,796     $(1,682,233)
                                                                   ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                                   EQ/FRANKLIN
                                                                   EQ/EQUITY 500 EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON
                                                                      INDEX*          PLUS*          BALANCED*     ALLOCATION*
                                                                   ------------- ---------------- ---------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $13,189,595    $    907,398     $ 2,470,185    $   904,480
  Expenses:
   Less: Asset-based charges......................................   10,262,636       4,517,455         983,530        632,746
   Less: Reduction for expense limitation.........................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
   Net Expenses...................................................   10,262,636       4,517,455         983,530        632,746
                                                                    -----------    ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    2,926,959      (3,610,057)      1,486,655        271,734
                                                                    -----------    ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
   Realized gain distribution from The Trusts.....................           --              --              --             --
                                                                    -----------    ------------     -----------    -----------
  Net realized gain (loss)........................................    2,998,007     (12,289,597)     (2,744,561)      (763,323)
                                                                    -----------    ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (1,949,901)     (8,979,323)        418,488     (2,398,689)
                                                                    -----------    ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,048,106     (21,268,920)     (2,326,073)    (3,162,012)
                                                                    -----------    ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ 3,975,065    $(24,878,977)    $  (839,418)   $(2,890,278)
                                                                    ===========    ============     ===========    ===========

                                                                   EQ/GAMCO MERGERS  EQ/GAMCO SMALL
                                                                   AND ACQUISITIONS* COMPANY VALUE*
                                                                   ----------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $    36,411     $    279,937
  Expenses:
   Less: Asset-based charges......................................        253,735        4,663,035
   Less: Reduction for expense limitation.........................             --               --
                                                                      -----------     ------------
   Net Expenses...................................................        253,735        4,663,035
                                                                      -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................       (217,324)      (4,383,098)
                                                                      -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        742,792       28,353,810
   Realized gain distribution from The Trusts.....................        724,769        4,038,676
                                                                      -----------     ------------
  Net realized gain (loss)........................................      1,467,561       32,392,486
                                                                      -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     (1,261,342)     (45,736,303)
                                                                      -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        206,219      (13,343,817)
                                                                      -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $   (11,105)    $(17,726,915)
                                                                      ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                   EQ/INTERMEDIATE
                                                                   EQ/GLOBAL BOND EQ/GLOBAL MULTI- GOVERNMENT BOND
                                                                       PLUS*       SECTOR EQUITY*      INDEX*
                                                                   -------------- ---------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $2,758,612     $  7,124,310     $  554,038
  Expenses:
   Less: Asset-based charges......................................      998,208        5,307,334      1,192,725
   Less: Reduction for expense limitation.........................           --               --         (5,281)
                                                                     ----------     ------------     ----------
   Net Expenses...................................................      998,208        5,307,334      1,187,444
                                                                     ----------     ------------     ----------

NET INVESTMENT INCOME (LOSS)......................................    1,760,404        1,816,976       (633,406)
                                                                     ----------     ------------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      788,516      (12,023,887)       320,881
   Realized gain distribution from The Trusts.....................      284,544               --             --
                                                                     ----------     ------------     ----------
  Net realized gain (loss)........................................    1,073,060      (12,023,887)       320,881
                                                                     ----------     ------------     ----------

  Change in unrealized appreciation (depreciation) of investments.     (436,441)     (45,247,524)     4,141,063
                                                                     ----------     ------------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      636,619      (57,271,411)     4,461,944
                                                                     ----------     ------------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $2,397,023     $(55,454,435)    $3,828,538
                                                                     ==========     ============     ==========

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                      CORE PLUS*     EQUITY INDEX*     VALUE PLUS*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,894,069     $ 13,617,871     $  4,590,381
  Expenses:
   Less: Asset-based charges......................................      1,808,675        6,039,524        3,073,369
   Less: Reduction for expense limitation.........................             --               --               --
                                                                     ------------     ------------     ------------
   Net Expenses...................................................      1,808,675        6,039,524        3,073,369
                                                                     ------------     ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................      2,085,394        7,578,347        1,517,012
                                                                     ------------     ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,894,704)     (26,743,984)     (27,918,441)
   Realized gain distribution from The Trusts.....................             --               --               --
                                                                     ------------     ------------     ------------
  Net realized gain (loss)........................................     (6,894,704)     (26,743,984)     (27,918,441)
                                                                     ------------     ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (21,642,141)     (40,823,026)     (15,263,773)
                                                                     ------------     ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (28,536,845)     (67,567,010)     (43,182,214)
                                                                     ------------     ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(26,451,451)    $(59,988,663)    $(41,665,202)
                                                                     ============     ============     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $   490,796       $ 155,963      $ 1,070,318  $    962,880
  Expenses:
   Less: Asset-based charges......................................      615,594         194,544        1,581,992     3,153,201
   Less: Reduction for expense limitation.........................           --              --               --            --
                                                                    -----------       ---------      -----------  ------------
   Net Expenses...................................................      615,594         194,544        1,581,992     3,153,201
                                                                    -----------       ---------      -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     (124,798)        (38,581)        (511,674)   (2,190,321)
                                                                    -----------       ---------      -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,479,571)       (733,527)       4,003,589    11,477,691
   Realized gain distribution from The Trusts.....................           --         462,717               --            --
                                                                    -----------       ---------      -----------  ------------
  Net realized gain (loss)........................................   (5,479,571)       (270,810)       4,003,589    11,477,691
                                                                    -----------       ---------      -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.    2,446,530        (510,019)      (2,093,917)  (18,354,576)
                                                                    -----------       ---------      -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (3,033,041)       (780,829)       1,909,672    (6,876,885)
                                                                    -----------       ---------      -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(3,157,839)      $(819,410)     $ 1,397,998  $ (9,067,206)
                                                                    ===========       =========      ===========  ============

                                                                   EQ/LARGE CAP EQ/LARGE CAP
                                                                   VALUE INDEX* VALUE PLUS*
                                                                   ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  509,522  $  9,962,210
  Expenses:
   Less: Asset-based charges......................................     359,550    10,017,531
   Less: Reduction for expense limitation.........................          --            --
                                                                    ----------  ------------
   Net Expenses...................................................     359,550    10,017,531
                                                                    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................     149,972       (55,321)
                                                                    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   1,765,812   (73,868,687)
   Realized gain distribution from The Trusts.....................          --            --
                                                                    ----------  ------------
  Net realized gain (loss)........................................   1,765,812   (73,868,687)
                                                                    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.     133,059    28,991,504
                                                                    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,898,871   (44,877,183)
                                                                    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $2,048,843  $(44,932,504)
                                                                    ==========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                      EQ/MFS
                                                                   EQ/LORD ABBETT  INTERNATIONAL
                                                                   LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                                   --------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $   306,011   $    446,398    $  2,027,279
  Expenses:
   Less: Asset-based charges......................................       545,376        858,384       4,177,196
   Less: Reduction for expense limitation.........................            --             --              --
                                                                     -----------   ------------    ------------
   Net Expenses...................................................       545,376        858,384       4,177,196
                                                                     -----------   ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      (239,365)      (411,986)     (2,149,917)
                                                                     -----------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,069,132      6,012,328     (18,441,002)
   Realized gain distribution from The Trusts.....................            --      1,828,234              --
                                                                     -----------   ------------    ------------
  Net realized gain (loss)........................................     3,069,132      7,840,562     (18,441,002)
                                                                     -----------   ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.    (7,462,522)   (15,801,239)      9,588,070
                                                                     -----------   ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (4,393,390)    (7,960,677)     (8,852,932)
                                                                     -----------   ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(4,632,755)  $ (8,372,663)   $(11,002,849)
                                                                     ===========   ============    ============

                                                                   EQ/MID CAP VALUE                    EQ/MONTAG &
                                                                        PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,847,515     $    12,043      $   192,046
  Expenses:
   Less: Asset-based charges......................................      5,972,695       1,406,473          495,422
   Less: Reduction for expense limitation.........................             --              --               --
                                                                     ------------     -----------      -----------
   Net Expenses...................................................      5,972,695       1,406,473          495,422
                                                                     ------------     -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................     (2,125,180)     (1,394,430)        (303,376)
                                                                     ------------     -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (12,214,715)            283        3,702,704
   Realized gain distribution from The Trusts.....................             --              --               --
                                                                     ------------     -----------      -----------
  Net realized gain (loss)........................................    (12,214,715)            283        3,702,704
                                                                     ------------     -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.    (33,642,474)        (12,801)      (2,773,412)
                                                                     ------------     -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (45,857,189)        (12,518)         929,292
                                                                     ------------     -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(47,982,369)    $(1,406,948)     $   625,916
                                                                     ============     ===========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                      EQ/MORGAN
                                                                   STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                                                       GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                                                                   --------------- --------------- -------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    492,218     $   259,549    $   390,720    $   649,490
  Expenses:
   Less: Asset-based charges......................................     2,468,975         372,835        602,531      1,663,570
   Less: Reduction for expense limitation.........................            --              --             --             --
                                                                    ------------     -----------    -----------    -----------
   Net Expenses...................................................     2,468,975         372,835        602,531      1,663,570
                                                                    ------------     -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,976,757)       (113,286)      (211,811)    (1,014,080)
                                                                    ------------     -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    22,681,385      (1,195,134)     3,420,505        649,685
   Realized gain distribution from The Trusts.....................    14,540,207              --             --             --
                                                                    ------------     -----------    -----------    -----------
  Net realized gain (loss)........................................    37,221,592      (1,195,134)     3,420,505        649,685
                                                                    ------------     -----------    -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (54,723,297)       (265,812)    (8,792,992)    (1,512,560)
                                                                    ------------     -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (17,501,705)     (1,460,946)    (5,372,487)      (862,875)
                                                                    ------------     -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(19,478,462)    $(1,574,232)   $(5,584,298)   $(1,876,955)
                                                                    ============     ===========    ===========    ===========

                                                                   EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                        PLUS*           INDEX*
                                                                   --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,604,662     $  1,248,152
  Expenses:
   Less: Asset-based charges......................................     1,867,080        2,345,840
   Less: Reduction for expense limitation.........................            --               --
                                                                     -----------     ------------
   Net Expenses...................................................     1,867,080        2,345,840
                                                                     -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................     1,737,582       (1,097,688)
                                                                     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (4,530,559)      (4,052,125)
   Realized gain distribution from The Trusts.....................            --       15,980,526
                                                                     -----------     ------------
  Net realized gain (loss)........................................    (4,530,559)      11,928,401
                                                                     -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.     2,992,344      (20,321,282)
                                                                     -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (1,538,215)      (8,392,881)
                                                                     -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $   199,367     $ (9,490,569)
                                                                     ===========     ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011


                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                                                   ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $   574,634     $   153,338    $   325,048
  Expenses:
   Less: Asset-based charges......................................     1,876,684         403,875         269,836        301,300
   Less: Reduction for expense limitation.........................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
   Net Expenses...................................................     1,876,684         403,875         269,836        301,300
                                                                     -----------     -----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,876,684)        170,759        (116,498)        23,748
                                                                     -----------     -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (206,698)        644,583         920,554        929,847
   Realized gain distribution from The Trusts.....................            --              --              --             --
                                                                     -----------     -----------     -----------    -----------
  Net realized gain (loss)........................................      (206,698)        644,583         920,554        929,847
                                                                     -----------     -----------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.    (3,004,834)     (3,903,762)     (1,577,193)    (1,730,649)
                                                                     -----------     -----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (3,211,532)     (3,259,179)       (656,639)      (800,802)
                                                                     -----------     -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(5,088,216)    $(3,088,420)    $  (773,137)   $  (777,054)
                                                                     ===========     ===========     ===========    ===========

                                                                                  FIDELITY(R) VIP
                                                                   EQ/WELLS FARGO  CONTRAFUND(R)
                                                                   OMEGA GROWTH*     PORTFOLIO
                                                                   -------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $         --    $   574,632
  Expenses:
   Less: Asset-based charges......................................     1,158,374        574,437
   Less: Reduction for expense limitation.........................            --             --
                                                                    ------------    -----------
   Net Expenses...................................................     1,158,374        574,437
                                                                    ------------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (1,158,374)           195
                                                                    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     7,571,944        551,802
   Realized gain distribution from The Trusts.....................     1,641,899             --
                                                                    ------------    -----------
  Net realized gain (loss)........................................     9,213,843        551,802
                                                                    ------------    -----------

  Change in unrealized appreciation (depreciation) of investments.   (15,708,514)    (3,552,175)
                                                                    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (6,494,671)    (3,000,373)
                                                                    ------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $ (7,653,045)   $(3,000,178)
                                                                    ============    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   FIDELITY(R) VIP
                                                                    EQUITY-INCOME  FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                                                      PORTFOLIO       CAP PORTFOLIO    MID CAP VALUE FUND
                                                                   --------------- ------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 15,062          $     932          $  20,972
  Expenses:
   Less: Asset-based charges......................................       4,701             34,822             18,769
   Less: Reduction for expense limitation.........................          --                 --                 --
                                                                      --------          ---------          ---------
   Net Expenses...................................................       4,701             34,822             18,769
                                                                      --------          ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      10,361            (33,890)             2,203
                                                                      --------          ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,484             60,677            (30,733)
   Realized gain distribution from The Trusts.....................          --              7,324                 --
                                                                      --------          ---------          ---------
  Net realized gain (loss)........................................       7,484             68,001            (30,733)
                                                                      --------          ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (20,496)          (474,238)           (84,427)
                                                                      --------          ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (13,012)          (406,237)          (115,160)
                                                                      --------          ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ (2,651)         $(440,127)         $(112,957)
                                                                      ========          =========          =========

                                                                    INVESCO V.I.
                                                                   DIVIDEND GROWTH INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                        FUND        REAL ESTATE FUND    YIELD FUND/(1)/
                                                                   --------------- ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $   --          $   411,237         $     --
  Expenses:
   Less: Asset-based charges......................................        711              105,647           10,736
   Less: Reduction for expense limitation.........................         --                   --               --
                                                                       ------          -----------         --------
   Net Expenses...................................................       (711)             105,647           10,736
                                                                       ------          -----------         --------

NET INVESTMENT INCOME (LOSS)......................................       (711)             305,590          (10,736)
                                                                       ------          -----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      1,244              (82,669)          (9,770)
   Realized gain distribution from The Trusts.....................         --                   --               --
                                                                       ------          -----------         --------
  Net realized gain (loss)........................................      1,244              (82,669)          (9,770)
                                                                       ------          -----------         --------

  Change in unrealized appreciation (depreciation) of investments.      3,223           (1,181,739)          23,496
                                                                       ------          -----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,467           (1,264,408)          13,726
                                                                       ------          -----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $3,756          $  (958,818)        $  2,990
                                                                       ======          ===========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   INVESCO V.I.
                                                                   INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                                                    GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                                                   ------------- -------------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  23,797        $   5,411           $      --
  Expenses:
   Less: Asset-based charges......................................      48,781           61,878              38,320
   Less: Reduction for expense limitation.........................          --               --                  --
                                                                     ---------        ---------           ---------
   Net Expenses...................................................      48,781           61,878              38,320
                                                                     ---------        ---------           ---------

NET INVESTMENT INCOME (LOSS)......................................     (24,984)         (56,467)            (38,320)
                                                                     ---------        ---------           ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       2,638           73,751            (137,187)
   Realized gain distribution from The Trusts.....................          --               --                  --
                                                                     ---------        ---------           ---------
  Net realized gain (loss)........................................       2,638           73,751            (137,187)
                                                                     ---------        ---------           ---------

  Change in unrealized appreciation (depreciation) of investments.    (473,546)        (595,835)           (191,054)
                                                                     ---------        ---------           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (470,908)        (522,084)           (328,241)
                                                                     ---------        ---------           ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(495,892)       $(578,551)          $(366,561)
                                                                     =========        =========           =========

                                                                   IVY FUNDS VIP IVY FUNDS VIP HIGH IVY FUNDS VIP MID
                                                                      ENERGY           INCOME        CAP GROWTH/(1)/
                                                                   ------------- ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $        --      $1,384,124         $     --
  Expenses:
   Less: Asset-based charges......................................      155,398         260,290           18,174
   Less: Reduction for expense limitation.........................           --              --               --
                                                                    -----------      ----------         --------
   Net Expenses...................................................      155,398         260,290           18,174
                                                                    -----------      ----------         --------

NET INVESTMENT INCOME (LOSS)......................................     (155,398)      1,123,834          (18,174)
                                                                    -----------      ----------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (113,451)       (231,815)         (63,768)
   Realized gain distribution from The Trusts.....................           --              --               --
                                                                    -----------      ----------         --------
  Net realized gain (loss)........................................     (113,451)       (231,815)         (63,768)
                                                                    -----------      ----------         --------

  Change in unrealized appreciation (depreciation) of investments.   (1,874,179)       (456,502)          67,311
                                                                    -----------      ----------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,987,630)       (688,317)           3,543
                                                                    -----------      ----------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(2,143,028)     $  435,517         $(14,631)
                                                                    ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    LAZARD RETIREMENT     MFS(R)
                                                                    IVY FUNDS VIP   EMERGING MARKETS   INTERNATIONAL
                                                                   SMALL CAP GROWTH EQUITY PORTFOLIO  VALUE PORTFOLIO
                                                                   ---------------- ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $   4,375        $   989,879      $   236,457
  Expenses:
   Less: Asset-based charges......................................       15,602            438,550          227,671
   Less: Reduction for expense limitation.........................           --                 --               --
                                                                      ---------        -----------      -----------
   Net Expenses...................................................       15,602            438,550          227,671
                                                                      ---------        -----------      -----------

NET INVESTMENT INCOME (LOSS)......................................      (11,227)           551,329            8,786
                                                                      ---------        -----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (152,768)          (756,474)         125,112
   Realized gain distribution from The Trusts.....................           --                 --               --
                                                                      ---------        -----------      -----------
  Net realized gain (loss)........................................     (152,768)          (756,474)         125,112
                                                                      ---------        -----------      -----------

  Change in unrealized appreciation (depreciation) of investments.      (99,753)        (7,559,136)      (1,156,303)
                                                                      ---------        -----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (252,521)        (8,315,610)      (1,031,191)
                                                                      ---------        -----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(263,748)       $(7,764,281)     $(1,022,405)
                                                                      =========        ===========      ===========

                                                                   MFS(R) INVESTORS
                                                                     GROWTH STOCK   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                        SERIES        TRUST SERIES       PORTFOLIO
                                                                   ---------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  2,741        $  23,007         $      --
  Expenses:
   Less: Asset-based charges......................................       13,331           34,806            76,111
   Less: Reduction for expense limitation.........................           --               --                --
                                                                       --------        ---------         ---------
   Net Expenses...................................................       13,331           34,806            76,111
                                                                       --------        ---------         ---------

NET INVESTMENT INCOME (LOSS)......................................      (10,590)         (11,799)          (76,111)
                                                                       --------        ---------         ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       16,973           56,840            46,128
   Realized gain distribution from The Trusts.....................           --               --                --
                                                                       --------        ---------         ---------
  Net realized gain (loss)........................................       16,973           56,840            46,128
                                                                       --------        ---------         ---------

  Change in unrealized appreciation (depreciation) of investments.      (27,650)        (180,498)         (189,026)
                                                                       --------        ---------         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      (10,677)        (123,658)         (142,898)
                                                                       --------        ---------         ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $(21,267)       $(135,457)        $(219,009)
                                                                       ========        =========         =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                    MULTIMANAGER               MULTIMANAGER
                                                                   MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER INTERNATIONAL
                                                                        SERIES        EQUITY*      CORE BOND*     EQUITY*
                                                                   ---------------- ------------  ------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $302,141     $    894,017  $ 2,900,897  $  1,036,989
  Expenses:
   Less: Asset-based charges......................................      110,180        7,870,596    1,405,257       829,965
   Less: Reduction for expense limitation.........................           --       (1,542,744)          --            --
                                                                       --------     ------------  -----------  ------------
   Net Expenses...................................................      110,180        6,327,852    1,405,257       829,965
                                                                       --------     ------------  -----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      191,961       (5,433,835)   1,495,640       207,024
                                                                       --------     ------------  -----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       88,981       (5,894,524)   1,597,599    (7,959,375)
   Realized gain distribution from The Trusts.....................           --               --    4,051,608            --
                                                                       --------     ------------  -----------  ------------
  Net realized gain (loss)........................................       88,981       (5,894,524)   5,649,207    (7,959,375)
                                                                       --------     ------------  -----------  ------------

  Change in unrealized appreciation (depreciation) of investments.       17,015      (27,891,336)  (2,212,270)   (4,778,334)
                                                                       --------     ------------  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,996      (33,785,860)   3,436,937   (12,737,709)
                                                                       --------     ------------  -----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $297,957     $(39,219,695) $ 4,932,577  $(12,530,685)
                                                                       ========     ============  ===========  ============

                                                                    MULTIMANAGER
                                                                   LARGE CAP CORE   MULTIMANAGER
                                                                      EQUITY*     LARGE CAP VALUE*
                                                                   -------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $    43,506     $   523,324
  Expenses:
   Less: Asset-based charges......................................      185,699         672,023
   Less: Reduction for expense limitation.........................           --              --
                                                                    -----------     -----------
   Net Expenses...................................................      185,699         672,023
                                                                    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................     (142,193)       (148,699)
                                                                    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (979,653)     (2,218,231)
   Realized gain distribution from The Trusts.....................           --              --
                                                                    -----------     -----------
  Net realized gain (loss)........................................     (979,653)     (2,218,231)
                                                                    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.      (84,016)     (1,068,708)
                                                                    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   (1,063,669)     (3,286,939)
                                                                    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $(1,205,862)    $(3,435,638)
                                                                    ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                                     MULTIMANAGER MULTIMANAGER
                                                                   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR  SMALL CAP
                                                                     CAP GROWTH*       CAP VALUE*       BOND*       GROWTH*
                                                                   ---------------- ---------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --      $     12,066   $ 4,804,264  $        --
  Expenses:
   Less: Asset-based charges......................................       933,646           873,511     1,545,301      606,671
   Less: Reduction for expense limitation.........................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
   Net Expenses...................................................       933,646           873,511     1,545,301      606,671
                                                                     -----------      ------------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      (933,646)         (861,445)    3,258,963     (606,671)
                                                                     -----------      ------------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (535,570)          828,915    (7,293,340)     867,034
   Realized gain distribution from The Trusts.....................            --                --            --           --
                                                                     -----------      ------------   -----------  -----------
  Net realized gain (loss)........................................      (535,570)          828,915    (7,293,340)     867,034
                                                                     -----------      ------------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.    (4,684,186)       (9,970,029)    8,758,653   (8,288,175)
                                                                     -----------      ------------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (5,219,756)       (9,141,114)    1,465,313   (7,421,141)
                                                                     -----------      ------------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(6,153,402)     $(10,002,559)  $ 4,724,276  $(8,027,812)
                                                                     ===========      ============   ===========  ===========

                                                                     MULTIMANAGER   MULTIMANAGER
                                                                   SMALL CAP VALUE* TECHNOLOGY*
                                                                   ---------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $     81,059   $         --
  Expenses:
   Less: Asset-based charges......................................      1,580,979      1,568,439
   Less: Reduction for expense limitation.........................             --             --
                                                                     ------------   ------------
   Net Expenses...................................................      1,580,979      1,568,439
                                                                     ------------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (1,499,920)    (1,568,439)
                                                                     ------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (6,985,670)    15,655,902
   Realized gain distribution from The Trusts.....................             --             --
                                                                     ------------   ------------
  Net realized gain (loss)........................................     (6,985,670)    15,655,902
                                                                     ------------   ------------

  Change in unrealized appreciation (depreciation) of investments.     (3,750,544)   (20,998,243)
                                                                     ------------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    (10,736,214)    (5,342,341)
                                                                     ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(12,236,134)  $ (6,910,780)
                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                                          PIMCO VARIABLE
                                                                                         INSURANCE TRUST
                                                                    OPPENHEIMER MAIN  COMMODITYREALRETURN(R) TARGET 2015
                                                                   STREET FUND(R) /VA   STRATEGY PORTFOLIO   ALLOCATION*
                                                                   ------------------ ---------------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $  434             $ 188,890        $   335,826
  Expenses:
   Less: Asset-based charges......................................        1,273                15,393            273,967
   Less: Reduction for expense limitation.........................           --                    --                 --
                                                                         ------             ---------        -----------
   Net Expenses...................................................        1,273                15,393            273,967
                                                                         ------             ---------        -----------

NET INVESTMENT INCOME (LOSS)......................................         (839)              173,497             61,859
                                                                         ------             ---------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        1,411                 7,547          1,086,663
   Realized gain distribution from The Trusts.....................           --                    --            298,872
                                                                         ------             ---------        -----------
  Net realized gain (loss)........................................        1,411                 7,547          1,385,535
                                                                         ------             ---------        -----------

  Change in unrealized appreciation (depreciation) of investments.           76              (374,355)        (2,371,761)
                                                                         ------             ---------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        1,487              (366,808)          (986,226)
                                                                         ------             ---------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $  648             $(193,311)       $  (924,367)
                                                                         ======             =========        ===========


                                                                   TARGET 2025  TARGET 2035  TARGET 2045
                                                                   ALLOCATION*  ALLOCATION*  ALLOCATION*
                                                                   -----------  -----------  -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $   420,377  $   332,722  $   212,444
  Expenses:
   Less: Asset-based charges......................................     365,991      292,858      201,191
   Less: Reduction for expense limitation.........................          --           --           --
                                                                   -----------  -----------  -----------
   Net Expenses...................................................     365,991      292,858      201,191
                                                                   -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................      54,386       39,864       11,253
                                                                   -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     406,206       16,206      456,129
   Realized gain distribution from The Trusts.....................     160,745      125,605      100,644
                                                                   -----------  -----------  -----------
  Net realized gain (loss)........................................     566,951      141,811      556,773
                                                                   -----------  -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.  (2,192,171)  (1,629,309)  (1,738,780)
                                                                   -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  (1,625,220)  (1,487,498)  (1,182,007)
                                                                   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(1,570,834) $(1,447,634) $(1,170,754)
                                                                   ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2011

                                                                   TEMPLETON GLOBAL
                                                                   BOND SECURITIES   VAN ECK VIP GLOBAL
                                                                         FUND       HARD ASSETS FUND/(1)/
                                                                   ---------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 230,863          $      --
  Expenses:
   Less: Asset-based charges......................................       52,465             26,188
   Less: Reduction for expense limitation.........................           --                 --
                                                                      ---------          ---------
   Net Expenses...................................................       52,465             26,188
                                                                      ---------          ---------

NET INVESTMENT INCOME (LOSS)......................................      178,398            (26,188)
                                                                      ---------          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       17,768           (164,006)
   Realized gain distribution from The Trusts.....................       26,848                 --
                                                                      ---------          ---------
  Net realized gain (loss)........................................       44,616           (164,006)
                                                                      ---------          ---------

  Change in unrealized appreciation (depreciation) of investments.     (432,475)          (464,005)
                                                                      ---------          ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     (387,859)          (628,011)
                                                                      ---------          ---------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $(209,461)         $(654,199)
                                                                      =========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       ALL ASSET ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   129,428  $    82,514
  Net realized gain (loss) on investments...........................................     829,958      312,590
  Change in unrealized appreciation (depreciation) of investments...................  (2,112,108)     556,472
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,152,722)     951,576
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,315,623    2,183,904
   Transfers between funds including guaranteed interest account, net...............   9,144,962    7,065,969
   Transfers for contract benefits and terminations.................................    (924,474)    (316,477)
   Contract maintenance charges.....................................................     (13,291)      (3,758)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  14,522,820    8,929,638
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,528        1,904
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  13,372,626    9,883,118

NET ASSETS -- BEGINNING OF PERIOD                                                     11,926,261    2,043,143
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,298,887  $11,926,261
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         154           91
  Redeemed..........................................................................         (32)         (10)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         122           81
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS II
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                     AMERICAN CENTURY VP MID
                                                                                      CAP VALUE FUND (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,493   $  2,972
  Net realized gain (loss) on investments...........................................     31,886     (1,002)
  Change in unrealized appreciation (depreciation) of investments...................    (52,670)    41,650
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (18,291)    43,620
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,212,175    351,651
   Transfers between funds including guaranteed interest account, net...............     18,918     77,518
   Transfers for contract benefits and terminations.................................    (14,978)      (571)
   Contract maintenance charges.....................................................     (1,630)       (33)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  1,214,485    428,565
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         --
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,196,694    472,185

NET ASSETS -- BEGINNING OF PERIOD                                                       472,185         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $1,668,879   $472,185
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY CLASS II
  Issued............................................................................         13          5
  Redeemed..........................................................................         (1)        (1)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         12          4
                                                                                     ==========   ========

                                                                                     AXA AGGRESSIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    255,988  $  1,298,594
  Net realized gain (loss) on investments...........................................    4,822,554   (23,470,399)
  Change in unrealized appreciation (depreciation) of investments...................  (38,727,822)   58,710,032
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (33,649,280)   36,538,227
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   73,587,795    77,955,513
   Transfers between funds including guaranteed interest account, net...............  (17,662,204)     (304,606)
   Transfers for contract benefits and terminations.................................  (21,437,803)  (20,477,833)
   Contract maintenance charges.....................................................     (859,576)     (783,346)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   33,628,212    56,389,728
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       30,001         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................        8,933    92,933,955

NET ASSETS -- BEGINNING OF PERIOD                                                     357,012,245   264,078,290
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $357,021,178  $357,012,245
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          753           948
  Redeemed..........................................................................         (501)         (472)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          252           476
                                                                                     ============  ============

UNIT ACTIVITY CLASS II
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      AXA BALANCED STRATEGY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    19,311  $    78,118
  Net realized gain (loss) on investments...........................................     689,498      158,853
  Change in unrealized appreciation (depreciation) of investments...................  (1,867,333)   1,021,645
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,158,524)   1,258,616
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  14,627,881   14,675,323
   Transfers between funds including guaranteed interest account, net...............      93,067          393
   Transfers for contract benefits and terminations.................................    (757,882)    (364,275)
   Contract maintenance charges.....................................................    (222,322)     (56,216)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  13,740,744   14,255,225
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --          839
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,582,220   15,514,680

NET ASSETS -- BEGINNING OF PERIOD                                                     21,552,013    6,037,333
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $34,134,233  $21,552,013
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          15           10
  Redeemed..........................................................................         (13)         (11)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           2           (1)
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................         128          128
  Redeemed..........................................................................         (14)          (3)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         114          125
                                                                                     ===========  ===========

                                                                                     AXA CONSERVATIVE ALLOCATION*
                                                                                     --------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    561,068   $  1,047,713
  Net realized gain (loss) on investments...........................................    3,371,528      3,008,231
  Change in unrealized appreciation (depreciation) of investments...................   (3,341,680)     1,110,527
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................      590,916      5,166,471
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,420,787     20,458,209
   Transfers between funds including guaranteed interest account, net...............    5,399,976      8,546,606
   Transfers for contract benefits and terminations.................................  (12,445,253)    (8,992,156)
   Contract maintenance charges.....................................................     (156,438)      (119,803)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............   12,219,072     19,892,856
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   12,809,988     25,059,327

NET ASSETS -- BEGINNING OF PERIOD                                                     103,215,334     78,156,007
                                                                                     ------------   ------------

NET ASSETS -- END OF PERIOD                                                          $116,025,322   $103,215,334
                                                                                     ============   ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --             --
  Redeemed..........................................................................           --             --
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................           --             --
                                                                                     ============   ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          375            384
  Redeemed..........................................................................         (265)          (207)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................          110            177
                                                                                     ============   ============

                                                                                     AXA CONSERVATIVE GROWTH
                                                                                            STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    4,952  $    9,986
  Net realized gain (loss) on investments...........................................    106,141      33,071
  Change in unrealized appreciation (depreciation) of investments...................   (283,295)    151,772
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (172,202)    194,829
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,578,304   2,439,028
   Transfers between funds including guaranteed interest account, net...............         --          --
   Transfers for contract benefits and terminations.................................   (137,373)    (40,925)
   Contract maintenance charges.....................................................    (38,612)    (11,135)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,402,319   2,386,968
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,230,117   2,581,797

NET ASSETS -- BEGINNING OF PERIOD                                                     3,722,458   1,140,661
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $5,952,575  $3,722,458
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23          24
  Redeemed..........................................................................         (2)         (3)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         21          21
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                     AXA CONSERVATIVE STRATEGY*
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   10,526    $    7,878
  Net realized gain (loss) on investments...........................................     34,256         7,253
  Change in unrealized appreciation (depreciation) of investments...................    (51,339)       24,661
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................     (6,557)       39,792
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,337,673     1,184,693
   Transfers between funds including guaranteed interest account, net...............     64,397       (10,830)
   Transfers for contract benefits and terminations.................................    (88,795)      (11,949)
   Contract maintenance charges.....................................................    (14,579)       (2,033)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,298,696     1,159,881
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      2,002           178
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,294,141     1,199,851

NET ASSETS -- BEGINNING OF PERIOD                                                     1,475,053       275,202
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $2,769,194    $1,475,053
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         --            --
                                                                                      ==========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         13            10
  Redeemed..........................................................................         (1)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         12            10
                                                                                      ==========   ==========

                                                                                        AXA CONSERVATIVE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    499,067  $  1,178,367
  Net realized gain (loss) on investments...........................................    2,805,644    (1,704,113)
  Change in unrealized appreciation (depreciation) of investments...................   (6,722,347)   10,793,897
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (3,417,636)   10,268,151
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   32,578,576    33,435,469
   Transfers between funds including guaranteed interest account, net...............   (4,624,449)    1,669,624
   Transfers for contract benefits and terminations.................................  (13,924,755)  (13,452,907)
   Contract maintenance charges.....................................................     (331,177)     (277,426)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   13,698,195    21,374,760
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   10,280,559    31,642,911

NET ASSETS -- BEGINNING OF PERIOD                                                     149,832,548   118,189,637
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $160,113,107  $149,832,548
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          406           462
  Redeemed..........................................................................         (292)         (274)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          114           188
                                                                                     ============  ============

                                                                                      AXA GROWTH STRATEGY*
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $      346  $    5,093
  Net realized gain (loss) on investments...........................................    (37,003)     13,941
  Change in unrealized appreciation (depreciation) of investments...................    (86,659)     86,473
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (123,316)    105,507
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         --          --
   Transfers between funds including guaranteed interest account, net...............   (197,816)    (14,458)
   Transfers for contract benefits and terminations.................................    (37,188)    (30,298)
   Contract maintenance charges.....................................................         --          --
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............   (235,004)    (44,756)
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (13)         --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (358,333)     60,751

NET ASSETS -- BEGINNING OF PERIOD                                                     1,534,907   1,474,156
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $1,176,574  $1,534,907
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         15           6
  Redeemed..........................................................................        (17)         (7)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         (2)         (1)
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                        AXA MODERATE ALLOCATION*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    9,745,454  $   19,760,573
  Net realized gain (loss) on investments...........................................     11,465,358      12,503,339
  Change in unrealized appreciation (depreciation) of investments...................    (72,874,301)    102,080,469
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................    (51,663,489)    134,344,381
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    163,460,368     168,373,011
   Transfers between funds including guaranteed interest account, net...............    (65,737,429)    (25,144,572)
   Transfers for contract benefits and terminations.................................   (148,786,418)   (141,801,279)
   Contract maintenance charges.....................................................     (2,093,925)     (1,989,790)
   Adjustments to net assets allocated to contracts in payout period................        420,767        (435,039)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............    (52,736,637)       (997,669)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,009,349       1,884,344
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (103,390,777)    135,231,056

NET ASSETS -- BEGINNING OF PERIOD                                                     1,635,507,712   1,500,276,656
                                                                                     --------------  --------------

NET ASSETS -- END OF PERIOD                                                          $1,532,116,935  $1,635,507,712
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          1,716           2,135
  Redeemed..........................................................................         (2,839)         (2,724)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................         (1,123)           (589)
                                                                                     ==============  ==============

UNIT ACTIVITY CLASS B
  Issued............................................................................            650             620
  Redeemed..........................................................................           (402)           (282)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................            248             338
                                                                                     ==============  ==============

                                                                                          AXA MODERATE-PLUS
                                                                                             ALLOCATION*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,496,535  $  3,971,306
  Net realized gain (loss) on investments...........................................  (17,411,389)  (33,276,501)
  Change in unrealized appreciation (depreciation) of investments...................  (37,194,527)  103,286,611
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (53,109,381)   73,981,416
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  137,254,300   147,688,275
   Transfers between funds including guaranteed interest account, net...............  (43,912,940)  (14,382,009)
   Transfers for contract benefits and terminations.................................  (53,235,399)  (52,014,271)
   Contract maintenance charges.....................................................   (1,726,164)   (1,611,514)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   38,379,797    79,680,481
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,729,584)  153,661,897

NET ASSETS -- BEGINNING OF PERIOD                                                     822,471,110   668,809,213
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $807,741,526  $822,471,110
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................        1,288         1,598
  Redeemed..........................................................................         (997)         (943)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          291           655
                                                                                     ============  ============

                                                                                     AXA TACTICAL MANAGER
                                                                                           2000* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (12,956) $   (970)
  Net realized gain (loss) on investments...........................................    (13,494)   17,089
  Change in unrealized appreciation (depreciation) of investments...................   (125,693)   28,751
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (152,143)   44,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    426,327   151,386
   Transfers between funds including guaranteed interest account, net...............    655,110   219,907
   Transfers for contract benefits and terminations.................................    (53,599)      (74)
   Contract maintenance charges.....................................................       (797)      (30)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  1,027,041   371,189
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        485        15
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................    875,383   416,074

NET ASSETS -- BEGINNING OF PERIOD                                                       416,074        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $1,291,457  $416,074
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         23         5
  Redeemed..........................................................................        (14)       (2)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................          9         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     AXA TACTICAL MANAGER
                                                                                           400* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (25,503) $ (2,024)
  Net realized gain (loss) on investments...........................................     33,065    24,024
  Change in unrealized appreciation (depreciation) of investments...................   (372,562)   48,960
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (365,000)   70,960
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    683,441   227,103
   Transfers between funds including guaranteed interest account, net...............  1,389,074   656,415
   Transfers for contract benefits and terminations.................................    (68,432)     (239)
   Contract maintenance charges.....................................................     (1,544)      (75)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,002,539   883,204
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        454        44
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,637,993   954,208

NET ASSETS -- BEGINNING OF PERIOD                                                       954,208        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,592,201  $954,208
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         31         9
  Redeemed..........................................................................        (14)       (1)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         17         8
                                                                                     ==========  ========

                                                                                      AXA TACTICAL MANAGER
                                                                                            500* (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (15,490) $     (472)
  Net realized gain (loss) on investments...........................................     87,464      17,926
  Change in unrealized appreciation (depreciation) of investments...................   (262,625)     66,469
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (190,651)     83,923
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,266,217     677,985
   Transfers between funds including guaranteed interest account, net...............  1,458,891     455,161
   Transfers for contract benefits and terminations.................................    (25,772)     (2,468)
   Contract maintenance charges.....................................................     (2,737)       (126)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,696,599   1,130,552
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        501         198
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,506,449   1,214,673

NET ASSETS -- BEGINNING OF PERIOD                                                     1,214,673          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,721,122  $1,214,673
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         32          11
  Redeemed..........................................................................         (7)         (1)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         25          10
                                                                                     ==========  ==========

                                                                                     AXA TACTICAL MANAGER
                                                                                      INTERNATIONAL* (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   20,400  $  1,633
  Net realized gain (loss) on investments...........................................    (12,513)    7,891
  Change in unrealized appreciation (depreciation) of investments...................   (527,359)   22,006
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (519,472)   31,530
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,042,809   269,201
   Transfers between funds including guaranteed interest account, net...............  1,976,267   339,220
   Transfers for contract benefits and terminations.................................    (34,783)   (2,586)
   Contract maintenance charges.....................................................     (1,699)      (25)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,982,594   605,810
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      1,001       700
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,464,123   638,040

NET ASSETS -- BEGINNING OF PERIOD                                                       638,040        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,102,163  $638,040
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         34         8
  Redeemed..........................................................................         (5)       (3)
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         29         5
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/ALLIANCEBERNSTEIN SMALL
                                                                                             CAP GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,072,287) $ (3,448,474)
  Net realized gain (loss) on investments...........................................   26,769,989    (3,388,695)
  Change in unrealized appreciation (depreciation) of investments...................  (27,399,164)   84,838,262
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (4,701,462)   78,001,093
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,330,559    17,454,369
   Transfers between funds including guaranteed interest account, net...............  (19,286,014)   (7,880,647)
   Transfers for contract benefits and terminations.................................  (25,791,776)  (23,647,699)
   Contract maintenance charges.....................................................     (280,794)     (287,999)
   Adjustments to net assets allocated to contracts in payout period................      133,893      (394,341)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (27,894,132)  (14,756,317)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (128,635)      441,786
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (32,724,229)   63,686,562

NET ASSETS -- BEGINNING OF PERIOD                                                     323,034,156   259,347,594
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $290,309,927  $323,034,156
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          261           286
  Redeemed..........................................................................         (372)         (358)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (111)          (72)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           69            60
  Redeemed..........................................................................          (94)          (81)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (25)          (21)
                                                                                     ============  ============

                                                                                     EQ/AXA FRANKLIN SMALL CAP
                                                                                            VALUE CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (170,154) $  (139,787)
  Net realized gain (loss) on investments...........................................   1,245,770    1,850,260
  Change in unrealized appreciation (depreciation) of investments...................  (2,698,932)     831,376
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,623,316)   2,541,849
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,598,545    1,818,139
   Transfers between funds including guaranteed interest account, net...............    (463,688)     516,837
   Transfers for contract benefits and terminations.................................  (1,267,230)    (879,150)
   Contract maintenance charges.....................................................     (12,375)     (12,863)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............    (144,748)   1,442,963
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,999           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,765,065)   3,984,812

NET ASSETS -- BEGINNING OF PERIOD                                                     15,616,287   11,631,475
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $13,851,222  $15,616,287
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................          63           94
  Redeemed..........................................................................         (63)         (82)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           12
                                                                                     ===========  ===========

                                                                                      EQ/BLACKROCK BASIC VALUE
                                                                                               EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    (92,279) $    110,521
  Net realized gain (loss) on investments...........................................  (17,546,709)  (14,589,250)
  Change in unrealized appreciation (depreciation) of investments...................     (571,028)   52,989,643
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (18,210,016)   38,510,914
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   48,369,750    44,282,109
   Transfers between funds including guaranteed interest account, net...............    5,757,066    14,535,743
   Transfers for contract benefits and terminations.................................  (30,557,786)  (28,019,514)
   Contract maintenance charges.....................................................     (345,940)     (328,994)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   23,223,090    30,469,344
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    5,013,074    68,980,258

NET ASSETS -- BEGINNING OF PERIOD                                                     397,728,369   328,748,111
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $402,741,443  $397,728,369
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          513           525
  Redeemed..........................................................................         (361)         (329)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          152           196
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/BOSTON ADVISORS EQUITY
                                                                                              INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   327,172  $   581,889
  Net realized gain (loss) on investments...........................................  (1,121,788)  (5,215,382)
  Change in unrealized appreciation (depreciation) of investments...................     (64,453)  11,655,520
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (859,069)   7,022,027
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,285,363    6,952,386
   Transfers between funds including guaranteed interest account, net...............  (3,328,642)  (2,502,997)
   Transfers for contract benefits and terminations.................................  (4,199,013)  (4,020,320)
   Contract maintenance charges.....................................................     (60,420)     (60,445)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,302,712)     368,624
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           91
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,161,781)   7,390,742
NET ASSETS -- BEGINNING OF PERIOD...................................................  57,714,034   50,323,292
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $55,552,253  $57,714,034
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         131          125
  Redeemed..........................................................................        (143)        (121)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)           4
                                                                                     ===========  ===========

                                                                                        EQ/CALVERT SOCIALLY
                                                                                           RESPONSIBLE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (216,161) $  (248,423)
  Net realized gain (loss) on investments...........................................    (598,773)    (848,470)
  Change in unrealized appreciation (depreciation) of investments...................     488,486    3,264,762
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (326,448)   2,167,869
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,993,313    2,902,438
   Transfers between funds including guaranteed interest account, net...............     205,342     (580,124)
   Transfers for contract benefits and terminations.................................  (1,352,899)  (1,186,695)
   Contract maintenance charges.....................................................     (32,712)     (32,644)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,813,044    1,102,975
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,486,596    3,270,844
NET ASSETS -- BEGINNING OF PERIOD...................................................  22,221,451   18,950,607
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,708,047  $22,221,451
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          69           55
  Redeemed..........................................................................         (48)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          21           16
                                                                                     ===========  ===========

                                                                                     EQ/CAPITAL GUARDIAN RESEARCH*
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (950,724)  $   (871,641)
  Net realized gain (loss) on investments...........................................   (3,369,169)    (6,115,143)
  Change in unrealized appreciation (depreciation) of investments...................    8,749,797     28,363,259
                                                                                     ------------   ------------
  Net Increase (decrease) in net assets from operations.............................    4,429,904     21,376,475
                                                                                     ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,016,785      9,722,040
   Transfers between funds including guaranteed interest account, net...............  (11,392,385)   (10,251,960)
   Transfers for contract benefits and terminations.................................  (15,066,165)   (13,138,142)
   Contract maintenance charges.....................................................     (126,667)      (138,738)
   Adjustments to net assets allocated to contracts in payout period................           --             --
                                                                                     ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (17,568,432)   (13,806,800)
                                                                                     ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --             --
                                                                                     ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,138,528)     7,569,675
NET ASSETS -- BEGINNING OF PERIOD...................................................  168,820,635    161,250,960
                                                                                     ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $155,682,107   $168,820,635
                                                                                     ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          115            124
  Redeemed..........................................................................         (256)          (254)
                                                                                     ------------   ------------
  Net Increase (Decrease)...........................................................         (141)          (130)
                                                                                     ============   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/COMMON STOCK INDEX*
                                                                                     ------------------------------
                                                                                          2011            2010
                                                                                     --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,358,501  $    1,709,100
  Net realized gain (loss) on investments...........................................    (26,806,981)    (67,795,305)
  Change in unrealized appreciation (depreciation) of investments...................     16,325,355     346,841,756
                                                                                     --------------  --------------
  Net Increase (decrease) in net assets from operations.............................     (8,123,125)    280,755,551
                                                                                     --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     63,856,345      73,526,012
   Transfers between funds including guaranteed interest account, net...............   (109,386,927)    (96,016,346)
   Transfers for contract benefits and terminations.................................   (187,366,102)   (183,876,034)
   Contract maintenance charges.....................................................     (1,602,267)     (1,768,922)
   Adjustments to net assets allocated to contracts in payout period................      1,455,896        (544,100)
                                                                                     --------------  --------------
  Net increase (decrease) in net assets from contractowners transactions............   (233,043,055)   (208,679,390)
                                                                                     --------------  --------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         11,079       3,545,595
                                                                                     --------------  --------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (241,155,101)     75,621,756
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,170,918,655   2,095,296,899
                                                                                     --------------  --------------
NET ASSETS -- END OF PERIOD......................................................... $1,929,763,554  $2,170,918,655
                                                                                     ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................            499             517
  Redeemed..........................................................................         (1,248)         (1,266)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (749)           (749)
                                                                                     ==============  ==============
UNIT ACTIVITY CLASS B
  Issued............................................................................            108             114
  Redeemed..........................................................................           (212)           (218)
                                                                                     --------------  --------------
  Net Increase (Decrease)...........................................................           (104)           (104)
                                                                                     ==============  ==============

                                                                                         EQ/CORE BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    734,984  $  1,183,871
  Net realized gain (loss) on investments...........................................   (3,003,652)   (3,793,605)
  Change in unrealized appreciation (depreciation) of investments...................    6,541,464     8,199,275
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,272,796     5,589,541
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,494,598    12,861,740
   Transfers between funds including guaranteed interest account, net...............   (6,569,546)   (5,064,207)
   Transfers for contract benefits and terminations.................................  (12,256,257)  (11,803,369)
   Contract maintenance charges.....................................................     (130,168)     (142,831)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,461,373)   (4,148,667)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,188,577)    1,440,874
NET ASSETS -- BEGINNING OF PERIOD...................................................  127,025,290   125,584,416
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $122,836,713  $127,025,290
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          196           218
  Redeemed..........................................................................         (268)         (253)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (72)          (35)
                                                                                     ============  ============

                                                                                     EQ/DAVIS NEW YORK VENTURE*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (264,606)  $  (100,423)
  Net realized gain (loss) on investments...........................................   2,525,168         2,000
  Change in unrealized appreciation (depreciation) of investments...................  (3,942,795)    2,712,799
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................  (1,682,233)    2,614,376
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,077,018     4,747,740
   Transfers between funds including guaranteed interest account, net...............  (2,708,026)    1,412,377
   Transfers for contract benefits and terminations.................................  (2,232,387)   (2,199,672)
   Contract maintenance charges.....................................................     (22,711)      (19,205)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    (886,106)    3,941,240
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           500
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,568,339)    6,556,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  28,092,063    21,535,947
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $25,523,724   $28,092,063
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          87           143
  Redeemed..........................................................................         (97)          (92)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (10)           51
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/EQUITY 500 INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,926,959  $  2,485,755
  Net realized gain (loss) on investments...........................................    2,998,007   (15,039,948)
  Change in unrealized appreciation (depreciation) of investments...................   (1,949,901)  105,857,109
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,975,065    93,302,916
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   55,499,279    60,166,859
   Transfers between funds including guaranteed interest account, net...............  (31,444,736)  (27,044,084)
   Transfers for contract benefits and terminations.................................  (62,956,233)  (61,630,215)
   Contract maintenance charges.....................................................     (699,124)     (743,337)
   Adjustments to net assets allocated to contracts in payout period................      260,413      (161,980)
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (39,340,401)  (29,412,757)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (260,409)      161,981
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (35,625,745)   64,052,140
NET ASSETS -- BEGINNING OF PERIOD...................................................  799,097,280   735,045,140
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $763,471,535  $799,097,280
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          408           461
  Redeemed..........................................................................         (548)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (140)         (112)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          234           205
  Redeemed..........................................................................         (206)         (187)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           28            18
                                                                                     ============  ============

                                                                                       EQ/EQUITY GROWTH PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (3,610,057) $ (3,465,368)
  Net realized gain (loss) on investments...........................................  (12,289,597)  (17,152,389)
  Change in unrealized appreciation (depreciation) of investments...................   (8,979,323)   66,107,196
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (24,878,977)   45,489,439
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   30,968,243    39,321,366
   Transfers between funds including guaranteed interest account, net...............  (39,447,564)  (39,585,796)
   Transfers for contract benefits and terminations.................................  (26,925,810)  (27,333,685)
   Contract maintenance charges.....................................................     (377,653)     (416,540)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (35,782,784)  (28,014,655)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        4,000         6,000
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (60,657,761)   17,480,784
NET ASSETS -- BEGINNING OF PERIOD...................................................  371,772,948   354,292,164
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $311,115,187  $371,772,948
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          253           359
  Redeemed..........................................................................         (500)         (573)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (247)         (214)
                                                                                     ============  ============

                                                                                     EQ/FRANKLIN CORE BALANCED*
                                                                                     ------------------------
                                                                                         2011          2010
                                                                                     -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,486,655   $ 1,345,710
  Net realized gain (loss) on investments...........................................  (2,744,561)   (6,048,422)
  Change in unrealized appreciation (depreciation) of investments...................     418,488    11,966,210
                                                                                     -----------   -----------
  Net Increase (decrease) in net assets from operations.............................    (839,418)    7,263,498
                                                                                     -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,361,816     7,118,759
   Transfers between funds including guaranteed interest account, net...............  (5,997,756)   (5,380,529)
   Transfers for contract benefits and terminations.................................  (7,366,572)   (7,568,023)
   Contract maintenance charges.....................................................     (76,251)      (81,589)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                     -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (7,078,763)   (5,911,382)
                                                                                     -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --            --
                                                                                     -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (7,918,181)    1,352,116
NET ASSETS -- BEGINNING OF PERIOD...................................................  78,747,316    77,395,200
                                                                                     -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $70,829,135   $78,747,316
                                                                                     ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                     ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         129           153
  Redeemed..........................................................................        (197)         (218)
                                                                                     -----------   -----------
  Net Increase (Decrease)...........................................................         (68)          (65)
                                                                                     ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/FRANKLIN TEMPLETON
                                                                                            ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   271,734  $   359,223
  Net realized gain (loss) on investments...........................................    (763,323)  (2,929,095)
  Change in unrealized appreciation (depreciation) of investments...................  (2,398,689)   6,503,596
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (2,890,278)   3,933,724
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,073,011    7,108,797
   Transfers between funds including guaranteed interest account, net...............  (2,306,232)  (1,803,321)
   Transfers for contract benefits and terminations.................................  (3,105,504)  (2,843,153)
   Contract maintenance charges.....................................................     (72,409)     (72,908)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     588,866    2,389,415
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,905
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,301,412)   6,326,044
NET ASSETS -- BEGINNING OF PERIOD...................................................  48,732,199   42,406,155
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $46,430,787  $48,732,199
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         136          162
  Redeemed..........................................................................        (131)        (131)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           5           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO MERGERS AND
                                                                                           ACQUISITIONS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (217,324) $  (198,696)
  Net realized gain (loss) on investments...........................................   1,467,561      389,688
  Change in unrealized appreciation (depreciation) of investments...................  (1,261,342)   1,079,315
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................     (11,105)   1,270,307
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,842,087    1,942,539
   Transfers between funds including guaranteed interest account, net...............   1,199,821    2,931,906
   Transfers for contract benefits and terminations.................................  (1,853,565)  (1,342,341)
   Contract maintenance charges.....................................................     (15,194)     (13,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,173,149    3,518,521
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,162,044    4,788,828
NET ASSETS -- BEGINNING OF PERIOD...................................................  18,671,194   13,882,366
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $19,833,238  $18,671,194
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          56           67
  Redeemed..........................................................................         (48)         (36)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           8           31
                                                                                     ===========  ===========

                                                                                       EQ/GAMCO SMALL COMPANY
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (4,383,098) $ (2,329,199)
  Net realized gain (loss) on investments...........................................   32,392,486     1,116,049
  Change in unrealized appreciation (depreciation) of investments...................  (45,736,303)   75,552,881
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (17,726,915)   74,339,731
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   54,005,905    43,035,995
   Transfers between funds including guaranteed interest account, net...............   12,170,326    36,790,634
   Transfers for contract benefits and terminations.................................  (22,077,554)  (17,114,960)
   Contract maintenance charges.....................................................     (317,086)     (261,949)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   43,781,591    62,449,720
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       14,916         4,583
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   26,069,592   136,794,034
NET ASSETS -- BEGINNING OF PERIOD...................................................  341,922,312   205,128,278
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $367,991,904  $341,922,312
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          712           769
  Redeemed..........................................................................         (461)         (356)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          251           413
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       EQ/GLOBAL BOND PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,760,404  $ 1,167,998
  Net realized gain (loss) on investments...........................................   1,073,060   (1,741,127)
  Change in unrealized appreciation (depreciation) of investments...................    (436,441)   3,661,433
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,397,023    3,088,304
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  10,771,381   11,300,718
   Transfers between funds including guaranteed interest account, net...............   4,328,898    7,757,292
   Transfers for contract benefits and terminations.................................  (7,357,308)  (6,334,518)
   Contract maintenance charges.....................................................     (54,115)     (46,139)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   7,688,856   12,677,353
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  10,085,879   15,765,657
NET ASSETS -- BEGINNING OF PERIOD...................................................  73,540,572   57,774,915
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $83,626,451  $73,540,572
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         237          260
  Redeemed..........................................................................        (172)        (154)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          65          106
                                                                                     ===========  ===========

                                                                                     EQ/GLOBAL MULTI-SECTOR EQUITY*
                                                                                     -----------------------------
                                                                                         2011            2010
                                                                                      ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,816,976    $   (694,855)
  Net realized gain (loss) on investments...........................................  (12,023,887)    (65,208,856)
  Change in unrealized appreciation (depreciation) of investments...................  (45,247,524)    107,057,501
                                                                                      ------------   ------------
  Net Increase (decrease) in net assets from operations.............................  (55,454,435)     41,153,790
                                                                                      ------------   ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   39,436,334      50,093,936
   Transfers between funds including guaranteed interest account, net...............  (44,723,705)    (22,970,553)
   Transfers for contract benefits and terminations.................................  (32,336,934)    (33,190,130)
   Contract maintenance charges.....................................................     (397,441)       (428,960)
   Adjustments to net assets allocated to contracts in payout period................           --              --
                                                                                      ------------   ------------
  Net increase (decrease) in net assets from contractowners transactions............  (38,021,746)     (6,495,707)
                                                                                      ------------   ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --              --
                                                                                      ------------   ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,476,181)     34,658,083
NET ASSETS -- BEGINNING OF PERIOD...................................................  448,407,838     413,749,755
                                                                                      ------------   ------------
NET ASSETS -- END OF PERIOD......................................................... $354,931,657    $448,407,838
                                                                                      ============   ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --              --
  Redeemed..........................................................................           --              --
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................           --              --
                                                                                      ============   ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          387             656
  Redeemed..........................................................................         (584)           (691)
                                                                                      ------------   ------------
  Net Increase (Decrease)...........................................................         (197)            (35)
                                                                                      ============   ============

                                                                                     EQ/INTERMEDIATE GOVERNMENT
                                                                                             BOND INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (633,406) $     86,827
  Net realized gain (loss) on investments...........................................      320,881       (89,707)
  Change in unrealized appreciation (depreciation) of investments...................    4,141,063     3,186,039
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    3,828,538     3,183,159
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    5,864,458     7,504,412
   Transfers between funds including guaranteed interest account, net...............   (1,907,385)   (3,939,687)
   Transfers for contract benefits and terminations.................................  (10,473,148)  (11,803,394)
   Contract maintenance charges.....................................................      (91,917)     (104,283)
   Adjustments to net assets allocated to contracts in payout period................       11,208        22,156
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,596,784)   (8,320,796)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (11,941)          726
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,780,187)   (5,136,911)
NET ASSETS -- BEGINNING OF PERIOD...................................................   98,509,078   103,645,989
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 95,728,891  $ 98,509,078
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           67            61
  Redeemed..........................................................................         (102)         (100)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (35)          (39)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................           46            40
  Redeemed..........................................................................          (47)          (52)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           (1)          (12)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/INTERNATIONAL CORE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  2,085,394  $    799,403
  Net realized gain (loss) on investments...........................................   (6,894,704)  (16,506,522)
  Change in unrealized appreciation (depreciation) of investments...................  (21,642,141)   26,869,302
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (26,451,451)   11,162,183
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   19,085,847    22,066,978
   Transfers between funds including guaranteed interest account, net...............  (10,955,378)       51,216
   Transfers for contract benefits and terminations.................................  (10,226,414)   (9,291,808)
   Contract maintenance charges.....................................................     (131,741)     (131,852)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (2,227,686)   12,694,534
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        2,001            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (28,677,136)   23,856,717
NET ASSETS -- BEGINNING OF PERIOD...................................................  148,586,946   124,730,229
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $119,909,810  $148,586,946
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          271           382
  Redeemed..........................................................................         (289)         (255)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (18)          127
                                                                                     ============  ============

                                                                                       EQ/INTERNATIONAL EQUITY
                                                                                                INDEX*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   7,578,347  $  5,610,690
  Net realized gain (loss) on investments...........................................   (26,743,984)  (37,800,030)
  Change in unrealized appreciation (depreciation) of investments...................   (40,823,026)   50,509,990
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (59,988,663)   18,320,650
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    29,469,000    36,439,952
   Transfers between funds including guaranteed interest account, net...............   (35,216,042)  (34,462,621)
   Transfers for contract benefits and terminations.................................   (38,960,063)  (43,585,460)
   Contract maintenance charges.....................................................      (449,557)     (524,953)
   Adjustments to net assets allocated to contracts in payout period................       331,368      (128,298)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (44,825,294)  (42,261,380)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (307,744)      231,492
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (105,121,701)  (23,709,238)
NET ASSETS -- BEGINNING OF PERIOD...................................................   499,638,758   523,347,996
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 394,517,057  $499,638,758
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           351           421
  Redeemed..........................................................................          (649)         (730)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (298)          309
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            61            90
  Redeemed..........................................................................          (138)         (152)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (77)          (62)
                                                                                     =============  ============

                                                                                       EQ/INTERNATIONAL VALUE
                                                                                                PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,517,012  $ (1,281,221)
  Net realized gain (loss) on investments...........................................  (27,918,441)  (27,741,994)
  Change in unrealized appreciation (depreciation) of investments...................  (15,263,773)   40,646,625
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (41,665,202)   11,623,410
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,438,632    27,719,527
   Transfers between funds including guaranteed interest account, net...............  (23,588,830)  (10,551,559)
   Transfers for contract benefits and terminations.................................  (19,392,865)  (20,970,278)
   Contract maintenance charges.....................................................     (238,187)     (272,401)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,781,250)   (4,074,711)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (62,446,452)    7,548,699
NET ASSETS -- BEGINNING OF PERIOD...................................................  260,495,547   252,946,848
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $198,049,095  $260,495,547
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          263           386
  Redeemed..........................................................................         (428)         (417)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (165)          (31)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/JPMORGAN VALUE
                                                                                          OPPORTUNITIES*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (124,798) $     8,812
  Net realized gain (loss) on investments...........................................  (5,479,571)  (5,901,870)
  Change in unrealized appreciation (depreciation) of investments...................   2,446,530   10,734,949
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,157,839)   4,841,891
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,662,190    3,629,330
   Transfers between funds including guaranteed interest account, net...............  (2,161,250)     757,321
   Transfers for contract benefits and terminations.................................  (4,189,261)  (4,007,081)
   Contract maintenance charges.....................................................     (43,409)     (46,268)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (2,731,730)     333,302
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (5,889,569)   5,175,193
NET ASSETS -- BEGINNING OF PERIOD...................................................  49,156,623   43,981,430
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $43,267,054  $49,156,623
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          74           95
  Redeemed..........................................................................         (98)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (24)           8
                                                                                     ===========  ===========

                                                                                      EQ/LARGE CAP CORE PLUS*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (38,581) $   (35,190)
  Net realized gain (loss) on investments...........................................    (270,810)    (362,054)
  Change in unrealized appreciation (depreciation) of investments...................    (510,019)   2,210,061
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (819,410)   1,812,817
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,247,277    1,942,914
   Transfers between funds including guaranteed interest account, net...............  (1,348,498)     227,416
   Transfers for contract benefits and terminations.................................  (1,390,143)  (1,185,428)
   Contract maintenance charges.....................................................     (11,691)     (12,658)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,503,055)     972,244
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,322,465)   2,785,061
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,127,026   13,341,965
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $13,804,561  $16,127,026
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          26           49
  Redeemed..........................................................................         (42)         (39)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (16)          10
                                                                                     ===========  ===========

                                                                                     EQ/LARGE CAP GROWTH INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (511,674) $   (388,205)
  Net realized gain (loss) on investments...........................................    4,003,589      (287,544)
  Change in unrealized appreciation (depreciation) of investments...................   (2,093,917)   16,262,601
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    1,397,998    15,586,852
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    7,555,526     7,768,499
   Transfers between funds including guaranteed interest account, net...............   (3,109,141)   (6,312,500)
   Transfers for contract benefits and terminations.................................  (10,205,367)   (9,712,218)
   Contract maintenance charges.....................................................     (119,867)     (128,834)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,878,849)   (8,385,053)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (4,480,851)    7,201,799
NET ASSETS -- BEGINNING OF PERIOD...................................................  123,039,339   115,837,540
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $118,558,488  $123,039,339
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          245           219
  Redeemed..........................................................................         (320)         (346)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (75)         (127)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                         EQ/LARGE CAP GROWTH
                                                                                              PLUS*(E)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,190,321) $ (2,127,883)
  Net realized gain (loss) on investments...........................................   11,477,691     7,788,621
  Change in unrealized appreciation (depreciation) of investments...................  (18,354,576)   22,078,180
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,067,206)   27,738,918
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,213,773    13,768,974
   Transfers between funds including guaranteed interest account, net...............    4,547,125   (11,276,886)
   Transfers for contract benefits and terminations.................................  (19,266,781)  (18,963,278)
   Contract maintenance charges.....................................................     (253,584)     (267,875)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (5,759,467)  (16,739,065)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,826,673)   10,999,853
NET ASSETS -- BEGINNING OF PERIOD...................................................  240,125,355   229,125,502
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $225,298,682  $240,125,355
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          267           166
  Redeemed..........................................................................         (281)         (286)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (14)         (120)
                                                                                     ============  ============

                                                                                        EQ/LARGE CAP VALUE
                                                                                             INDEX*(F)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   149,972  $    33,655
  Net realized gain (loss) on investments...........................................   1,765,812   (3,674,980)
  Change in unrealized appreciation (depreciation) of investments...................     133,059    5,516,930
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................   2,048,843    1,875,605
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    (262,152)   2,514,511
   Transfers between funds including guaranteed interest account, net...............  19,592,728   (1,258,637)
   Transfers for contract benefits and terminations.................................  (1,964,190)    (913,285)
   Contract maintenance charges.....................................................     (26,809)     (15,310)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,339,577      327,279
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,097
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  19,388,420    2,204,981
NET ASSETS -- BEGINNING OF PERIOD...................................................  16,210,170   14,005,189
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $35,598,590  $16,210,170
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................         464          103
  Redeemed..........................................................................        (124)         (95)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         340            8
                                                                                     ===========  ===========

                                                                                       EQ/LARGE CAP VALUE PLUS*
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     (55,321) $    365,486
  Net realized gain (loss) on investments...........................................   (73,868,687)  (98,752,917)
  Change in unrealized appreciation (depreciation) of investments...................    28,991,504   183,972,373
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (44,932,504)   85,584,942
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    46,598,894    56,669,297
   Transfers between funds including guaranteed interest account, net...............   (59,246,151)  (63,345,100)
   Transfers for contract benefits and terminations.................................   (67,903,540)  (73,254,724)
   Contract maintenance charges.....................................................      (743,624)     (850,565)
   Adjustments to net assets allocated to contracts in payout period................       576,375      (100,162)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (80,718,046)  (80,881,254)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (576,376)      100,162
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (126,226,926)    4,803,850
NET ASSETS -- BEGINNING OF PERIOD...................................................   818,631,392   813,827,542
                                                                                     -------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $ 692,404,466  $818,631,392
                                                                                     =============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           522           690
  Redeemed..........................................................................        (1,184)       (1,401)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (662)         (711)
                                                                                     =============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................            44            59
  Redeemed..........................................................................          (186)         (219)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (142)         (160)
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     EQ/LORD ABBETT LARGE CAP
                                                                                               CORE*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (239,365) $  (259,795)
  Net realized gain (loss) on investments...........................................   3,069,132    1,316,134
  Change in unrealized appreciation (depreciation) of investments...................  (7,462,522)   3,347,234
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (4,632,755)   4,403,573
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   6,509,801    5,381,373
   Transfers between funds including guaranteed interest account, net...............     308,031    8,948,931
   Transfers for contract benefits and terminations.................................  (3,161,991)  (2,171,031)
   Contract maintenance charges.....................................................     (23,102)     (15,723)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,632,739   12,143,550
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (1,000,016)  16,547,123
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,758,358   24,211,235
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $39,758,342  $40,758,358
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         149          180
  Redeemed..........................................................................        (122)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          27          113
                                                                                     ===========  ===========

                                                                                     EQ/MFS INTERNATIONAL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                     ------------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (411,986)  $  (149,776)
  Net realized gain (loss) on investments...........................................    7,840,562    (1,872,504)
  Change in unrealized appreciation (depreciation) of investments...................  (15,801,239)    9,318,680
                                                                                     ------------   -----------
  Net Increase (decrease) in net assets from operations.............................   (8,372,663)    7,296,400
                                                                                     ------------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,587,619     6,621,763
   Transfers between funds including guaranteed interest account, net...............    2,503,672     9,916,526
   Transfers for contract benefits and terminations.................................   (4,989,422)   (3,945,682)
   Contract maintenance charges.....................................................      (47,451)      (41,554)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------   -----------
  Net increase (decrease) in net assets from contractowners transactions............    6,054,418    12,551,053
                                                                                     ------------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   (2,318,245)   19,847,453
NET ASSETS -- BEGINNING OF PERIOD...................................................   65,393,608    45,546,155
                                                                                     ------------   -----------
NET ASSETS -- END OF PERIOD......................................................... $ 63,075,363   $65,393,608
                                                                                     ============   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          187           220
  Redeemed..........................................................................         (145)         (125)
                                                                                     ------------   -----------
  Net Increase (Decrease)...........................................................           42            95
                                                                                     ============   ===========

                                                                                          EQ/MID CAP INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,149,917) $ (1,557,312)
  Net realized gain (loss) on investments...........................................  (18,441,002)  (25,466,831)
  Change in unrealized appreciation (depreciation) of investments...................    9,588,070    91,991,335
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (11,002,849)   64,967,192
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   29,286,056    32,968,257
   Transfers between funds including guaranteed interest account, net...............  (24,090,472)  (19,270,304)
   Transfers for contract benefits and terminations.................................  (23,349,654)  (20,674,833)
   Contract maintenance charges.....................................................     (309,254)     (324,145)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,463,324)   (7,301,025)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (29,466,173)   57,666,167
NET ASSETS -- BEGINNING OF PERIOD...................................................  331,995,503   274,329,336
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $302,529,330  $331,995,503
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          369           482
  Redeemed..........................................................................         (525)         (550)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (156)          (68)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/MID CAP VALUE PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (2,125,180) $ (1,369,094)
  Net realized gain (loss) on investments...........................................  (12,214,715)  (64,350,366)
  Change in unrealized appreciation (depreciation) of investments...................  (33,642,474)  153,017,919
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (47,982,369)   87,298,459
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   31,929,188    38,706,846
   Transfers between funds including guaranteed interest account, net...............  (39,716,416)  (39,060,393)
   Transfers for contract benefits and terminations.................................  (37,536,567)  (37,208,068)
   Contract maintenance charges.....................................................     (443,235)     (494,313)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (45,767,030)  (38,055,928)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (93,749,399)   49,242,531
NET ASSETS -- BEGINNING OF PERIOD...................................................  493,759,782   444,517,251
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $400,010,383  $493,759,782
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................          284           397
  Redeemed..........................................................................         (575)         (663)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (291)         (266)
                                                                                     ============  ============

                                                                                          EQ/MONEY MARKET*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,394,430) $ (1,557,191)
  Net realized gain (loss) on investments...........................................          283       (27,675)
  Change in unrealized appreciation (depreciation) of investments...................      (12,801)       39,117
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,406,948)   (1,545,749)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   16,272,027    15,978,480
   Transfers between funds including guaranteed interest account, net...............    3,629,649    (9,203,042)
   Transfers for contract benefits and terminations.................................  (26,709,475)  (31,727,023)
   Contract maintenance charges.....................................................     (117,391)      166,371
   Adjustments to net assets allocated to contracts in payout period................       56,063       110,200
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (6,869,127)  (24,675,014)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       39,106      (267,940)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (8,236,969)  (26,488,703)
NET ASSETS -- BEGINNING OF PERIOD...................................................  113,905,646   140,394,349
                                                                                     ------------  ------------
NET ASSETS -- END OF PERIOD......................................................... $105,668,677  $113,905,646
                                                                                     ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................        3,401           804
  Redeemed..........................................................................       (3,341)       (1,170)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           60          (366)
                                                                                     ============  ============
UNIT ACTIVITY CLASS B
  Issued............................................................................        5,489           284
  Redeemed..........................................................................       (4,935)         (336)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          554           (52)
                                                                                     ============  ============

                                                                                     EQ/MONTAG & CALDWELL GROWTH*
                                                                                     ---------------------------
                                                                                         2011           2010
                                                                                      -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (303,376)   $  (240,624)
  Net realized gain (loss) on investments...........................................   3,702,704       (221,111)
  Change in unrealized appreciation (depreciation) of investments...................  (2,773,412)     3,091,944
                                                                                      -----------   -----------
  Net Increase (decrease) in net assets from operations.............................     625,916      2,630,209
                                                                                      -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,516,418      4,717,825
   Transfers between funds including guaranteed interest account, net...............  (4,164,046)     2,702,557
   Transfers for contract benefits and terminations.................................  (3,066,552)    (2,928,496)
   Contract maintenance charges.....................................................     (25,369)       (25,167)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------   -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,739,549)     4,466,719
                                                                                      -----------   -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         511             --
                                                                                      -----------   -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (3,113,122)     7,096,928
NET ASSETS -- BEGINNING OF PERIOD...................................................  40,464,772     33,367,844
                                                                                      -----------   -----------
NET ASSETS -- END OF PERIOD......................................................... $37,351,650    $40,464,772
                                                                                      ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========   ===========
UNIT ACTIVITY CLASS B
  Issued............................................................................          68            138
  Redeemed..........................................................................         (98)          (100)
                                                                                      -----------   -----------
  Net Increase (Decrease)...........................................................         (30)            38
                                                                                      ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      EQ/MORGAN STANLEY MID CAP
                                                                                               GROWTH*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,976,757) $ (1,329,309)
  Net realized gain (loss) on investments...........................................   37,221,592     9,526,054
  Change in unrealized appreciation (depreciation) of investments...................  (54,723,297)   24,597,898
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (19,478,462)   32,794,643
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   34,507,323    23,705,704
   Transfers between funds including guaranteed interest account, net...............   17,605,553    32,598,308
   Transfers for contract benefits and terminations.................................  (10,879,650)   (7,651,516)
   Contract maintenance charges.....................................................     (144,445)      (98,932)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   41,088,781    48,553,564
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           171
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   21,610,319    81,348,378

NET ASSETS -- BEGINNING OF PERIOD                                                     166,176,396    84,828,018
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $187,786,715  $166,176,396
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          626           596
  Redeemed..........................................................................         (377)         (261)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          249           335
                                                                                     ============  ============

                                                                                        EQ/MUTUAL LARGE CAP
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (113,286) $   164,168
  Net realized gain (loss) on investments...........................................  (1,195,134)  (2,642,471)
  Change in unrealized appreciation (depreciation) of investments...................    (265,812)   5,403,690
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,574,232)   2,925,387
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   2,831,744    3,545,852
   Transfers between funds including guaranteed interest account, net...............  (3,253,882)  (2,965,886)
   Transfers for contract benefits and terminations.................................  (2,603,706)  (2,290,840)
   Contract maintenance charges.....................................................     (38,821)     (41,885)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,064,665)  (1,752,759)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,638,897)   1,172,628

NET ASSETS -- BEGINNING OF PERIOD                                                     30,621,672   29,449,044
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $25,982,775  $30,621,672
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          47           65
  Redeemed..........................................................................         (81)         (87)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (34)         (22)
                                                                                     ===========  ===========

                                                                                      EQ/OPPENHEIMER GLOBAL*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (211,811) $  (173,991)
  Net realized gain (loss) on investments...........................................   3,420,505     (229,922)
  Change in unrealized appreciation (depreciation) of investments...................  (8,792,992)   4,496,006
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (5,584,298)   4,092,093
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   8,234,009    5,488,568
   Transfers between funds including guaranteed interest account, net...............  13,023,849    7,265,992
   Transfers for contract benefits and terminations.................................  (3,444,318)  (1,878,710)
   Contract maintenance charges.....................................................     (34,109)     (25,583)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  17,779,431   10,850,267
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,195,133   14,942,360

NET ASSETS -- BEGINNING OF PERIOD                                                     37,232,472   22,290,112
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $49,427,605  $37,232,472
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         291          195
  Redeemed..........................................................................        (122)         (81)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         169          114
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        EQ/PIMCO ULTRA SHORT
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,014,080) $ (1,397,846)
  Net realized gain (loss) on investments...........................................      649,685    (4,458,221)
  Change in unrealized appreciation (depreciation) of investments...................   (1,512,560)    5,236,570
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (1,876,955)     (619,497)
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   14,714,829    22,474,217
   Transfers between funds including guaranteed interest account, net...............  (20,651,270)   (7,523,129)
   Transfers for contract benefits and terminations.................................  (14,103,131)  (15,943,608)
   Contract maintenance charges.....................................................     (112,549)     (119,565)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (20,152,121)   (1,112,085)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.            4            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (22,029,072)   (1,731,582)

NET ASSETS -- BEGINNING OF PERIOD                                                     146,027,132   147,758,714
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $123,998,060  $146,027,132
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................            3            11
  Redeemed..........................................................................           (3)          (11)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          278           483
  Redeemed..........................................................................         (464)         (495)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................         (186)          (12)
                                                                                     ============  ============

                                                                                        EQ/QUALITY BOND PLUS*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,737,582  $ 14,992,888
  Net realized gain (loss) on investments...........................................   (4,530,559)   (1,768,967)
  Change in unrealized appreciation (depreciation) of investments...................    2,992,344    (5,366,276)
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................      199,367     7,857,645
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    9,473,979    12,963,701
   Transfers between funds including guaranteed interest account, net...............  (12,790,959)   (6,960,632)
   Transfers for contract benefits and terminations.................................  (14,867,092)  (16,651,863)
   Contract maintenance charges.....................................................     (130,282)     (150,523)
   Adjustments to net assets allocated to contracts in payout period................       31,133       103,576
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (18,283,221)  (10,695,741)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.     (174,984)     (103,576)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,258,838)   (2,941,672)

NET ASSETS -- BEGINNING OF PERIOD                                                     155,862,020   158,803,692
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $137,603,182  $155,862,020
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           74           123
  Redeemed..........................................................................         (151)         (174)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (77)          (51)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................           35            68
  Redeemed..........................................................................          (67)          (77)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (32)           (9)
                                                                                     ============  ============

                                                                                       EQ/SMALL COMPANY INDEX*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,097,688) $   (498,795)
  Net realized gain (loss) on investments...........................................   11,928,401   (17,107,096)
  Change in unrealized appreciation (depreciation) of investments...................  (20,321,282)   55,486,871
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (9,490,569)   37,880,980
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   17,540,139    20,918,349
   Transfers between funds including guaranteed interest account, net...............  (13,153,005)  (10,985,874)
   Transfers for contract benefits and terminations.................................  (13,316,406)  (11,970,727)
   Contract maintenance charges.....................................................     (171,786)     (181,372)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (9,101,058)   (2,219,624)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,591,627)   35,661,356

NET ASSETS -- BEGINNING OF PERIOD                                                     194,684,520   159,023,164
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $176,092,893  $194,684,520
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          206           273
  Redeemed..........................................................................         (260)         (287)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (54)          (14)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       EQ/T. ROWE PRICE GROWTH
                                                                                               STOCK*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,876,684) $ (1,424,940)
  Net realized gain (loss) on investments...........................................     (206,698)   (2,802,618)
  Change in unrealized appreciation (depreciation) of investments...................   (3,004,834)   21,153,042
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (5,088,216)   16,925,484
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   22,981,481    19,415,086
   Transfers between funds including guaranteed interest account, net...............    3,941,259    10,770,280
   Transfers for contract benefits and terminations.................................   (8,591,224)   (7,125,578)
   Contract maintenance charges.....................................................     (128,453)     (110,085)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   18,203,063    22,949,703
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           (86)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   13,114,847    39,875,101

NET ASSETS -- BEGINNING OF PERIOD                                                     136,782,505    96,907,404
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $149,897,352  $136,782,505
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          427           457
  Redeemed..........................................................................         (250)         (215)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          177           242
                                                                                     ============  ============

                                                                                        EQ/TEMPLETON GLOBAL
                                                                                              EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   170,759  $    63,608
  Net realized gain (loss) on investments...........................................     644,583   (2,947,614)
  Change in unrealized appreciation (depreciation) of investments...................  (3,903,762)   4,817,139
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (3,088,420)   1,933,133
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,806,874    5,574,565
   Transfers between funds including guaranteed interest account, net...............  (1,373,993)  (1,472,917)
   Transfers for contract benefits and terminations.................................  (2,377,790)  (2,525,974)
   Contract maintenance charges.....................................................     (44,866)     (44,234)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,010,225    1,531,440
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,078,195)   3,464,573

NET ASSETS -- BEGINNING OF PERIOD                                                     31,442,520   27,977,947
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $29,364,325  $31,442,520
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................         103          128
  Redeemed..........................................................................         (91)        (110)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          12           18
                                                                                     ===========  ===========

                                                                                      EQ/UBS GROWTH & INCOME*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (116,498) $  (117,068)
  Net realized gain (loss) on investments...........................................     920,554   (1,595,271)
  Change in unrealized appreciation (depreciation) of investments...................  (1,577,193)   4,095,661
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (773,137)   2,383,322
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,380,835    2,024,182
   Transfers between funds including guaranteed interest account, net...............  (3,261,313)    (713,746)
   Transfers for contract benefits and terminations.................................  (1,384,733)  (1,473,352)
   Contract maintenance charges.....................................................     (15,951)     (16,687)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (3,281,162)    (179,603)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (4,054,299)   2,203,719

NET ASSETS -- BEGINNING OF PERIOD                                                     22,949,341   20,745,622
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $18,895,042  $22,949,341
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          37           66
  Redeemed..........................................................................         (66)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (29)          (1)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                      EQ/VAN KAMPEN COMSTOCK*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    23,748  $     4,158
  Net realized gain (loss) on investments...........................................     929,847   (1,121,223)
  Change in unrealized appreciation (depreciation) of investments...................  (1,730,649)   3,851,791
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (777,054)   2,734,726
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   1,927,364    2,500,256
   Transfers between funds including guaranteed interest account, net...............      84,759      651,497
   Transfers for contract benefits and terminations.................................  (1,581,923)  (1,622,479)
   Contract maintenance charges.....................................................     (19,396)     (20,574)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............     410,804    1,508,700
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --        2,823
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................    (366,250)   4,246,249

NET ASSETS -- BEGINNING OF PERIOD                                                     23,240,856   18,994,607
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $22,874,606  $23,240,856
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          51           84
  Redeemed..........................................................................         (48)         (67)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................           3           17
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                        EQ/WELLS FARGO OMEGA
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,158,374) $  (704,011)
  Net realized gain (loss) on investments...........................................    9,213,843    2,483,993
  Change in unrealized appreciation (depreciation) of investments...................  (15,708,514)   7,873,233
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (7,653,045)   9,653,215
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,185,988    6,729,167
   Transfers between funds including guaranteed interest account, net...............   26,529,387   15,640,317
   Transfers for contract benefits and terminations.................................   (6,523,595)  (4,666,468)
   Contract maintenance charges.....................................................      (51,974)     (40,140)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   30,139,806   17,662,876
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   22,486,761   27,316,091

NET ASSETS -- BEGINNING OF PERIOD                                                      73,856,602   46,540,511
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 96,343,363  $73,856,602
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          503          339
  Redeemed..........................................................................         (234)        (162)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          269          177
                                                                                     ============  ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

                                                                                     FIDELITY(R) VIP CONTRAFUND(R)
                                                                                           PORTFOLIO (A)
                                                                                     ----------------------------
                                                                                         2011           2010
                                                                                      -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $       195    $    83,069
  Net realized gain (loss) on investments...........................................     551,802         45,719
  Change in unrealized appreciation (depreciation) of investments...................  (3,552,175)       924,926
                                                                                      -----------    -----------
  Net Increase (decrease) in net assets from operations.............................  (3,000,178)     1,053,714
                                                                                      -----------    -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  21,337,912      3,996,556
   Transfers between funds including guaranteed interest account, net...............  37,385,903     11,905,994
   Transfers for contract benefits and terminations.................................  (1,505,651)       (56,485)
   Contract maintenance charges.....................................................     (28,218)        (1,155)
   Adjustments to net assets allocated to contracts in payout period................          --             --
                                                                                      -----------    -----------
  Net increase (decrease) in net assets from contractowners transactions............  57,189,946     15,844,910
                                                                                      -----------    -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        (217)         1,015
                                                                                      -----------    -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  54,189,551     16,899,639

NET ASSETS -- BEGINNING OF PERIOD                                                     16,899,639             --
                                                                                      -----------    -----------

NET ASSETS -- END OF PERIOD                                                          $71,089,190    $16,899,639
                                                                                      ===========    ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          --             --
  Redeemed..........................................................................          --             --
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................          --             --
                                                                                      ===========    ===========

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         559            150
  Redeemed..........................................................................         (56)            (3)
                                                                                      -----------    -----------
  Net Increase (Decrease)...........................................................         503            147
                                                                                      ===========    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     FIDELITY(R) VIP EQUITY-
                                                                                     INCOME PORTFOLIO (A)
                                                                                     ----------------------
                                                                                       2011        2010
                                                                                      --------    --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 10,361    $  1,932
  Net realized gain (loss) on investments...........................................    7,484       1,826
  Change in unrealized appreciation (depreciation) of investments...................  (20,496)     15,561
                                                                                      --------    --------
  Net Increase (decrease) in net assets from operations.............................   (2,651)     19,319
                                                                                      --------    --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  464,883     162,774
   Transfers between funds including guaranteed interest account, net...............   11,233      10,219
   Transfers for contract benefits and terminations.................................   (4,721)         (7)
   Contract maintenance charges.....................................................   (1,161)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------    --------
  Net increase (decrease) in net assets from contractowners transactions............  470,234     172,986
                                                                                      --------    --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       --          --
                                                                                      --------    --------

INCREASE (DECREASE) IN NET ASSETS...................................................  467,583     192,305

NET ASSETS -- BEGINNING OF PERIOD                                                     192,305          --
                                                                                      --------    --------

NET ASSETS -- END OF PERIOD                                                          $659,888    $192,305
                                                                                      ========    ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................        5           2
  Redeemed..........................................................................       (1)         --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................        4           2
                                                                                      ========    ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------    --------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========    ========

                                                                                     FIDELITY(R) VIP MID CAP
                                                                                          PORTFOLIO (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (33,890) $   (2,920)
  Net realized gain (loss) on investments...........................................     68,001       7,571
  Change in unrealized appreciation (depreciation) of investments...................   (474,238)    126,514
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (440,127)    131,165
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  2,764,153   1,246,608
   Transfers between funds including guaranteed interest account, net...............     83,114     196,159
   Transfers for contract benefits and terminations.................................    (40,856)     (4,391)
   Contract maintenance charges.....................................................     (6,298)        (97)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  2,800,113   1,438,279
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,360,985   1,569,444

NET ASSETS -- BEGINNING OF PERIOD                                                     1,569,444          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,930,429  $1,569,444
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         29          13
  Redeemed..........................................................................         (3)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         26          13
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

                                                                                     GOLDMAN SACHS VIT MID
                                                                                      CAP VALUE FUND (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    2,203  $    432
  Net realized gain (loss) on investments...........................................    (30,733)    2,210
  Change in unrealized appreciation (depreciation) of investments...................    (84,427)   34,311
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (112,957)   36,953
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,102,293   272,613
   Transfers between funds including guaranteed interest account, net...............  2,542,017    67,440
   Transfers for contract benefits and terminations.................................    (33,710)      (86)
   Contract maintenance charges.....................................................     (1,736)      (21)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  3,608,864   339,946
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        133        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  3,496,040   376,899

NET ASSETS -- BEGINNING OF PERIOD                                                       376,899        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $3,872,939  $376,899
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS 2
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         44         3
  Redeemed..........................................................................         (4)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         40         3
                                                                                     ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. DIVIDEND
                                                                                      GROWTH FUND (D)(G)
                                                                                     ---------------------
                                                                                             2011
                                                                                     ---------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)......................................................       $   (711)
  Net realized gain (loss) on investments...........................................          1,244
  Change in unrealized appreciation (depreciation) of investments...................          3,223
                                                                                           --------
  Net Increase (decrease) in net assets from operations.............................          3,756
                                                                                           --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................         51,211
   Transfers between funds including guaranteed interest account, net...............         88,715
   Transfers for contract benefits and terminations.................................         (4,527)
   Contract maintenance charges.....................................................           (140)
   Adjustments to net assets allocated to contracts in payout period................             --
                                                                                           --------
  Net increase (decrease) in net assets from contractowners transactions............        135,259
                                                                                           --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.              4
                                                                                           --------

INCREASE (DECREASE) IN NET ASSETS...................................................        139,019

NET ASSETS -- BEGINNING OF PERIOD                                                                --
                                                                                           --------

NET ASSETS -- END OF PERIOD                                                                $139,019
                                                                                           ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................          1,703
  Redeemed..........................................................................           (166)
                                                                                           --------
  Net Increase (Decrease)...........................................................          1,537
                                                                                           ========

                                                                                     INVESCO V.I. GLOBAL REAL INVESCO V.I. HIGH
                                                                                         ESTATE FUND (A)       YIELD FUND (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   305,590  $    2,850     $  (10,736)
  Net realized gain (loss) on investments...........................................     (82,669)     10,872         (9,770)
  Change in unrealized appreciation (depreciation) of investments...................  (1,181,739)     72,834         23,496
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................    (958,818)     86,556          2,990
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,039,903     594,921        735,429
   Transfers between funds including guaranteed interest account, net...............   7,115,173   2,964,303      2,012,185
   Transfers for contract benefits and terminations.................................    (782,570)    (11,245)       (33,464)
   Contract maintenance charges.....................................................      (4,141)       (168)          (325)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............   9,368,365   3,547,811      2,713,825
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       1,900         101            503
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................   8,411,447   3,634,468      2,717,318

NET ASSETS -- BEGINNING OF PERIOD                                                      3,634,468          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $12,045,915  $3,634,468     $2,717,318
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         120          35             52
  Redeemed..........................................................................         (35)         (2)           (24)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          85          33             28
                                                                                     ===========  ==========     ==========

                                                                                     INVESCO V.I. INTERNATIONAL
                                                                                         GROWTH FUND (A)
                                                                                     -------------------------
                                                                                        2011          2010
                                                                                      ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (24,984)   $    4,721
  Net realized gain (loss) on investments...........................................      2,638         4,023
  Change in unrealized appreciation (depreciation) of investments...................   (473,546)       74,627
                                                                                      ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (495,892)       83,371
                                                                                      ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  3,505,169       968,726
   Transfers between funds including guaranteed interest account, net...............  4,199,814       212,108
   Transfers for contract benefits and terminations.................................    (60,638)         (939)
   Contract maintenance charges.....................................................     (5,474)          (98)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                      ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,638,871     1,179,797
                                                                                      ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --           500
                                                                                      ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,142,979     1,263,668

NET ASSETS -- BEGINNING OF PERIOD                                                     1,263,668            --
                                                                                      ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $8,406,647    $1,263,668
                                                                                      ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERIES II
  Issued............................................................................         89            12
  Redeemed..........................................................................        (12)           --
                                                                                      ----------   ----------
  Net Increase (Decrease)...........................................................         77            12
                                                                                      ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     INVESCO V.I. MID CAP CORE
                                                                                         EQUITY FUND (A)
                                                                                     ------------------------
                                                                                        2011         2010
                                                                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (56,467)  $   (3,199)
  Net realized gain (loss) on investments...........................................     73,751        3,524
  Change in unrealized appreciation (depreciation) of investments...................   (595,835)      92,677
                                                                                     ----------   ----------
  Net Increase (decrease) in net assets from operations.............................   (578,551)      93,002
                                                                                     ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,909,299      402,847
   Transfers between funds including guaranteed interest account, net...............  4,132,286    1,458,668
   Transfers for contract benefits and terminations.................................   (382,395)     (15,994)
   Contract maintenance charges.....................................................     (2,906)        (151)
   Adjustments to net assets allocated to contracts in payout period................         --           --
                                                                                     ----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  5,656,284    1,845,370
                                                                                     ----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        999           --
                                                                                     ----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  5,078,732    1,938,372

NET ASSETS -- BEGINNING OF PERIOD                                                     1,938,372           --
                                                                                     ----------   ----------

NET ASSETS -- END OF PERIOD                                                          $7,017,104   $1,938,372
                                                                                     ==========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --           --
  Redeemed..........................................................................         --           --
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         --           --
                                                                                     ==========   ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................         65           17
  Redeemed..........................................................................        (14)          (1)
                                                                                     ----------   ----------
  Net Increase (Decrease)...........................................................         51           16
                                                                                     ==========   ==========

                                                                                     INVESCO V.I. SMALL CAP
                                                                                        EQUITY FUND (A)
                                                                                     --------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (38,320)  $ (1,559)
  Net realized gain (loss) on investments...........................................   (137,187)    13,047
  Change in unrealized appreciation (depreciation) of investments...................   (191,054)    57,945
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................   (366,561)    69,433
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    880,888    154,565
   Transfers between funds including guaranteed interest account, net...............  2,614,736    564,858
   Transfers for contract benefits and terminations.................................   (166,175)    (1,255)
   Contract maintenance charges.....................................................     (1,292)       (32)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  3,328,157    718,136
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        470         30
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,962,066    787,599

NET ASSETS -- BEGINNING OF PERIOD                                                       787,599         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $3,749,665   $787,599
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         --         --
  Redeemed..........................................................................         --         --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         --         --
                                                                                     ==========   ========

UNIT ACTIVITY SERIES II
  Issued............................................................................         67          7
  Redeemed..........................................................................        (39)        (2)
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         28          5
                                                                                     ==========   ========

                                                                                          IVY FUNDS VIP
                                                                                            ENERGY (A)
                                                                                     -----------------------
                                                                                         2011        2010
                                                                                     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (155,398) $   (6,506)
  Net realized gain (loss) on investments...........................................    (113,451)     78,997
  Change in unrealized appreciation (depreciation) of investments...................  (1,874,179)    275,589
                                                                                     -----------  ----------
  Net Increase (decrease) in net assets from operations.............................  (2,143,028)    348,080
                                                                                     -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,092,720     621,767
   Transfers between funds including guaranteed interest account, net...............  10,942,591   2,821,791
   Transfers for contract benefits and terminations.................................    (524,613)    (32,351)
   Contract maintenance charges.....................................................      (5,330)       (182)
   Adjustments to net assets allocated to contracts in payout period................          --          --
                                                                                     -----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  14,505,368   3,411,025
                                                                                     -----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         384         514
                                                                                     -----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  12,362,724   3,759,619

NET ASSETS -- BEGINNING OF PERIOD                                                      3,759,619          --
                                                                                     -----------  ----------

NET ASSETS -- END OF PERIOD                                                          $16,122,343  $3,759,619
                                                                                     ===========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         201          36
  Redeemed..........................................................................         (87)         (7)
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................         114          29
                                                                                     ===========  ==========

UNIT ACTIVITY SERIES II
  Issued............................................................................          --          --
  Redeemed..........................................................................          --          --
                                                                                     -----------  ----------
  Net Increase (Decrease)...........................................................          --          --
                                                                                     ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                        IVY FUNDS VIP HIGH    IVY FUNDS VIP MID
                                                                                            INCOME (A)         CAP GROWTH (H)
                                                                                     -----------------------  -----------------
                                                                                         2011        2010           2011
                                                                                     -----------  ----------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ 1,123,834  $   (8,823)    $  (18,174)
  Net realized gain (loss) on investments...........................................    (231,815)     24,963        (63,768)
  Change in unrealized appreciation (depreciation) of investments...................    (456,502)     74,964         67,311
                                                                                     -----------  ----------     ----------
  Net Increase (decrease) in net assets from operations.............................     435,517      91,104        (14,631)
                                                                                     -----------  ----------     ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,852,447     956,168        804,009
   Transfers between funds including guaranteed interest account, net...............  20,930,471   4,655,205      5,060,132
   Transfers for contract benefits and terminations.................................  (1,545,945)    (20,900)       (56,733)
   Contract maintenance charges.....................................................      (8,244)       (242)          (451)
   Adjustments to net assets allocated to contracts in payout period................          --          --             --
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in net assets from contractowners transactions............  27,228,729   5,590,231      5,806,957
                                                                                     -----------  ----------     ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,430         369             --
                                                                                     -----------  ----------     ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  27,666,676   5,681,704      5,792,326

NET ASSETS -- BEGINNING OF PERIOD                                                      5,681,704          --             --
                                                                                     -----------  ----------     ----------

NET ASSETS -- END OF PERIOD                                                          $33,348,380  $5,681,704     $5,792,326
                                                                                     ===========  ==========     ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         353          65             71
  Redeemed..........................................................................        (105)        (12)            (7)
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................         248          53             64
                                                                                     ===========  ==========     ==========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................          --          --             --
  Redeemed..........................................................................          --          --             --
                                                                                     -----------  ----------     ----------
  Net Increase (Decrease)...........................................................          --          --             --
                                                                                     ===========  ==========     ==========

                                                                                      IVY FUNDS VIP SMALL
                                                                                        CAP GROWTH (A)
                                                                                     --------------------
                                                                                        2011       2010
                                                                                     ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,227) $   (850)
  Net realized gain (loss) on investments...........................................   (152,768)      531
  Change in unrealized appreciation (depreciation) of investments...................    (99,753)   39,189
                                                                                     ----------  --------
  Net Increase (decrease) in net assets from operations.............................   (263,748)   38,870
                                                                                     ----------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    805,338   220,952
   Transfers between funds including guaranteed interest account, net...............  1,980,788     8,265
   Transfers for contract benefits and terminations.................................    (31,888)     (406)
   Contract maintenance charges.....................................................     (1,104)      (10)
   Adjustments to net assets allocated to contracts in payout period................         --        --
                                                                                     ----------  --------
  Net increase (decrease) in net assets from contractowners transactions............  2,753,134   228,801
                                                                                     ----------  --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         --        --
                                                                                     ----------  --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,489,386   267,671

NET ASSETS -- BEGINNING OF PERIOD                                                       267,671        --
                                                                                     ----------  --------

NET ASSETS -- END OF PERIOD                                                          $2,757,057  $267,671
                                                                                     ==========  ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................         45         2
  Redeemed..........................................................................        (15)       --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         30         2
                                                                                     ==========  ========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         --        --
  Redeemed..........................................................................         --        --
                                                                                     ----------  --------
  Net Increase (Decrease)...........................................................         --        --
                                                                                     ==========  ========

                                                                                         LAZARD RETIREMENT
                                                                                      EMERGING MARKETS EQUITY
                                                                                           PORTFOLIO (C)
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   551,329  $   117,468
  Net realized gain (loss) on investments...........................................    (756,474)      30,515
  Change in unrealized appreciation (depreciation) of investments...................  (7,559,136)     263,453
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (7,764,281)     411,436
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  13,915,336    1,880,872
   Transfers between funds including guaranteed interest account, net...............  24,946,858   14,162,175
   Transfers for contract benefits and terminations.................................  (1,526,257)     (55,963)
   Contract maintenance charges.....................................................     (18,599)      (1,108)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  37,317,338   15,985,976
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         168          332
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  29,553,225   16,397,744

NET ASSETS -- BEGINNING OF PERIOD                                                     16,397,744           --
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $45,950,969  $16,397,744
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY COMMON SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

UNIT ACTIVITY SERVICE SHARES
  Issued............................................................................         474          161
  Redeemed..........................................................................        (119)         (17)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         355          144
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                     MFS(R) INTERNATIONAL VALUE
                                                                                          PORTFOLIO (A)
                                                                                     -------------------------
                                                                                         2011         2010
                                                                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $     8,786   $  (12,861)
  Net realized gain (loss) on investments...........................................     125,112       24,590
  Change in unrealized appreciation (depreciation) of investments...................  (1,156,303)     214,831
                                                                                     -----------   ----------
  Net Increase (decrease) in net assets from operations.............................  (1,022,405)     226,560
                                                                                     -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   7,025,890    1,389,850
   Transfers between funds including guaranteed interest account, net...............  18,684,625    4,510,852
   Transfers for contract benefits and terminations.................................    (932,803)     (24,688)
   Contract maintenance charges.....................................................     (13,023)        (487)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  24,764,689    5,875,527
                                                                                     -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       2,000           --
                                                                                     -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  23,744,284    6,102,087

NET ASSETS -- BEGINNING OF PERIOD                                                      6,102,087           --
                                                                                     -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $29,846,371   $6,102,087
                                                                                     ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         289           61
  Redeemed..........................................................................         (63)          (6)
                                                                                     -----------   ----------
  Net Increase (Decrease)...........................................................         226           55
                                                                                     ===========   ==========

                                                                                       MFS(R) INVESTORS
                                                                                     GROWTH STOCK SERIES (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------   --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (10,590)  $   (540)
  Net realized gain (loss) on investments...........................................     16,973        658
  Change in unrealized appreciation (depreciation) of investments...................    (27,650)    12,697
                                                                                     ----------   --------
  Net Increase (decrease) in net assets from operations.............................    (21,267)    12,815
                                                                                     ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    972,849     75,193
   Transfers between funds including guaranteed interest account, net...............  1,343,249    225,722
   Transfers for contract benefits and terminations.................................    (56,538)        --
   Contract maintenance charges.....................................................       (822)       (20)
   Adjustments to net assets allocated to contracts in payout period................         --         --
                                                                                     ----------   --------
  Net increase (decrease) in net assets from contractowners transactions............  2,258,738    300,895
                                                                                     ----------   --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        489         11
                                                                                     ----------   --------

INCREASE (DECREASE) IN NET ASSETS...................................................  2,237,960    313,721

NET ASSETS -- BEGINNING OF PERIOD                                                       313,721         --
                                                                                     ----------   --------

NET ASSETS -- END OF PERIOD                                                          $2,551,681   $313,721
                                                                                     ==========   ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          3
  Redeemed..........................................................................         (6)        --
                                                                                     ----------   --------
  Net Increase (Decrease)...........................................................         19          3
                                                                                     ==========   ========

                                                                                     MFS(R) INVESTORS TRUST
                                                                                           SERIES (A)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (11,799) $   (4,556)
  Net realized gain (loss) on investments...........................................     56,840       2,081
  Change in unrealized appreciation (depreciation) of investments...................   (180,498)    109,929
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (135,457)    107,454
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,262,778     608,136
   Transfers between funds including guaranteed interest account, net...............    651,437   1,034,105
   Transfers for contract benefits and terminations.................................   (135,925)     (1,750)
   Contract maintenance charges.....................................................     (2,854)       (131)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  1,775,436   1,640,360
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         33         200
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,640,012   1,748,014

NET ASSETS -- BEGINNING OF PERIOD                                                     1,748,014          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $3,388,026  $1,748,014
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         25          16
  Redeemed..........................................................................         (9)         --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         16          16
                                                                                     ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                        MFS(R) TECHNOLOGY
                                                                                          PORTFOLIO (C)
                                                                                     ----------------------
                                                                                        2011        2010
                                                                                     ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (76,111) $   (3,170)
  Net realized gain (loss) on investments...........................................     46,128      25,780
  Change in unrealized appreciation (depreciation) of investments...................   (189,026)     43,770
                                                                                     ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (219,009)     66,380
                                                                                     ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,817,533     199,043
   Transfers between funds including guaranteed interest account, net...............  6,707,120   1,715,830
   Transfers for contract benefits and terminations.................................   (652,846)     (7,764)
   Contract maintenance charges.....................................................     (2,215)        (65)
   Adjustments to net assets allocated to contracts in payout period................         --          --
                                                                                     ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  7,869,592   1,907,044
                                                                                     ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        498          --
                                                                                     ----------  ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  7,651,081   1,973,424

NET ASSETS -- BEGINNING OF PERIOD                                                     1,973,424          --
                                                                                     ----------  ----------

NET ASSETS -- END OF PERIOD                                                          $9,624,505  $1,973,424
                                                                                     ==========  ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --
  Redeemed..........................................................................         --          --
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         --          --
                                                                                     ==========  ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        127          21
  Redeemed..........................................................................        (63)         (5)
                                                                                     ----------  ----------
  Net Increase (Decrease)...........................................................         64          16
                                                                                     ==========  ==========

                                                                                     MFS(R) UTILITIES SERIES (C)
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                      -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   191,961    $   (3,705)
  Net realized gain (loss) on investments...........................................      88,981        10,255
  Change in unrealized appreciation (depreciation) of investments...................      17,015        60,304
                                                                                      -----------   ----------
  Net Increase (decrease) in net assets from operations.............................     297,957        66,854
                                                                                      -----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,211,562       127,191
   Transfers between funds including guaranteed interest account, net...............  15,248,077     1,886,177
   Transfers for contract benefits and terminations.................................    (482,570)      (12,341)
   Contract maintenance charges.....................................................      (2,906)          (63)
   Adjustments to net assets allocated to contracts in payout period................          --            --
                                                                                      -----------   ----------
  Net increase (decrease) in net assets from contractowners transactions............  17,974,163     2,000,964
                                                                                      -----------   ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         541            --
                                                                                      -----------   ----------

INCREASE (DECREASE) IN NET ASSETS...................................................  18,272,661     2,067,818

NET ASSETS -- BEGINNING OF PERIOD                                                      2,067,818            --
                                                                                      -----------   ----------

NET ASSETS -- END OF PERIOD                                                          $20,340,479    $2,067,818
                                                                                      ===========   ==========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY CLASS B
  Issued............................................................................          --            --
  Redeemed..........................................................................          --            --
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................          --            --
                                                                                      ===========   ==========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         195            20
  Redeemed..........................................................................         (39)           (1)
                                                                                      -----------   ----------
  Net Increase (Decrease)...........................................................         156            19
                                                                                      ===========   ==========

                                                                                       MULTIMANAGER AGGRESSIVE
                                                                                             EQUITY* (B)
                                                                                     ---------------------------
                                                                                          2011          2010
                                                                                     -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (5,433,835) $ (1,058,755)
  Net realized gain (loss) on investments...........................................    (5,894,524)  (18,591,492)
  Change in unrealized appreciation (depreciation) of investments...................   (27,891,336)  110,198,763
                                                                                     -------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (39,219,695)   90,548,516
                                                                                     -------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    18,244,271    19,398,448
   Transfers between funds including guaranteed interest account, net...............   (30,747,145)    6,540,704
   Transfers for contract benefits and terminations.................................   (54,652,161)  (51,432,937)
   Contract maintenance charges.....................................................      (589,041)     (625,952)
   Adjustments to net assets allocated to contracts in payout period................       218,103      (108,151)
                                                                                     -------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (67,525,973)  (26,227,888)
                                                                                     -------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      (672,541)      477,256
                                                                                     -------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (107,418,209)   64,797,884

NET ASSETS -- BEGINNING OF PERIOD                                                      626,849,677   562,051,793
                                                                                     -------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 519,431,468  $626,849,677
                                                                                     =============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           545           889
  Redeemed..........................................................................        (1,305)       (1,339)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................          (760)         (450)
                                                                                     =============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................            31           150
  Redeemed..........................................................................           (95)          (62)
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................           (64)           88
                                                                                     =============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................            --            --
  Redeemed..........................................................................            --            --
                                                                                     -------------  ------------
  Net Increase (Decrease)...........................................................            --            --
                                                                                     =============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                       MULTIMANAGER CORE BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  1,495,640  $  1,574,439
  Net realized gain (loss) on investments...........................................    5,649,207     2,641,856
  Change in unrealized appreciation (depreciation) of investments...................   (2,212,270)      120,226
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,932,577     4,336,521
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   10,802,336    11,904,861
   Transfers between funds including guaranteed interest account, net...............    4,829,382    18,931,667
   Transfers for contract benefits and terminations.................................  (12,171,924)  (10,350,843)
   Contract maintenance charges.....................................................      (78,067)      (73,621)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............    3,381,727    20,412,064
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................    8,314,304    24,748,585

NET ASSETS -- BEGINNING OF PERIOD                                                     111,740,450    86,991,865
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $120,054,754  $111,740,450
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          285           351
  Redeemed..........................................................................         (259)         (199)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           26           152
                                                                                     ============  ============

                                                                                            MULTIMANAGER
                                                                                        INTERNATIONAL EQUITY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    207,024  $  1,172,233
  Net realized gain (loss) on investments...........................................   (7,959,375)  (11,273,751)
  Change in unrealized appreciation (depreciation) of investments...................   (4,778,334)   13,941,930
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,530,685)    3,840,412
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,965,641     6,375,981
   Transfers between funds including guaranteed interest account, net...............   (6,022,363)   (4,793,495)
   Transfers for contract benefits and terminations.................................   (6,951,591)   (7,171,491)
   Contract maintenance charges.....................................................      (57,920)      (68,881)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,066,233)   (5,657,886)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (20,596,918)   (1,817,474)

NET ASSETS -- BEGINNING OF PERIOD                                                      73,087,307    74,904,781
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $ 52,490,389  $ 73,087,307
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           79           109
  Redeemed..........................................................................         (142)         (154)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (63)          (45)
                                                                                     ============  ============

                                                                                      MULTIMANAGER LARGE CAP
                                                                                           CORE EQUITY*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  (142,193) $  (149,837)
  Net realized gain (loss) on investments...........................................    (979,653)  (1,097,537)
  Change in unrealized appreciation (depreciation) of investments...................     (84,016)   2,640,215
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,205,862)   1,392,841
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................     794,421      940,870
   Transfers between funds including guaranteed interest account, net...............    (645,992)    (935,824)
   Transfers for contract benefits and terminations.................................  (1,344,031)  (1,385,993)
   Contract maintenance charges.....................................................     (12,268)     (13,655)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............  (1,207,870)  (1,394,602)
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (2,413,732)      (1,761)

NET ASSETS -- BEGINNING OF PERIOD                                                     15,030,613   15,032,374
                                                                                     -----------  -----------

NET ASSETS -- END OF PERIOD                                                          $12,616,881  $15,030,613
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................          28           20
  Redeemed..........................................................................         (40)         (33)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................         (12)         (13)
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                       MULTIMANAGER LARGE CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (148,699) $  (213,492)
  Net realized gain (loss) on investments...........................................   (2,218,231)  (5,898,995)
  Change in unrealized appreciation (depreciation) of investments...................   (1,068,708)  12,270,656
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (3,435,638)   6,158,169
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,511,534    5,166,483
   Transfers between funds including guaranteed interest account, net...............   (5,206,177)  (4,050,653)
   Transfers for contract benefits and terminations.................................   (5,823,846)  (5,429,140)
   Contract maintenance charges.....................................................      (50,128)     (54,701)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (6,568,617)  (4,368,011)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (10,004,255)   1,790,158

NET ASSETS -- BEGINNING OF PERIOD                                                      57,460,903   55,670,745
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 47,456,648  $57,460,903
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           58           75
  Redeemed..........................................................................         (112)        (114)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (54)         (39)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (933,646) $  (864,448)
  Net realized gain (loss) on investments...........................................     (535,570)  (2,990,864)
  Change in unrealized appreciation (depreciation) of investments...................   (4,684,186)  19,385,816
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (6,153,402)  15,530,504
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    4,096,192    5,056,104
   Transfers between funds including guaranteed interest account, net...............   (5,636,353)  (3,044,036)
   Transfers for contract benefits and terminations.................................   (6,591,885)  (5,752,099)
   Contract maintenance charges.....................................................      (61,988)     (65,428)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (8,194,034)  (3,805,459)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (14,347,436)  11,725,045

NET ASSETS -- BEGINNING OF PERIOD                                                      76,175,310   64,450,265
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 61,827,874  $76,175,310
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           91          121
  Redeemed..........................................................................         (160)        (158)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (69)         (37)
                                                                                     ============  ===========

                                                                                        MULTIMANAGER MID CAP
                                                                                               VALUE*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (861,445) $  (328,336)
  Net realized gain (loss) on investments...........................................      828,915   (3,274,390)
  Change in unrealized appreciation (depreciation) of investments...................   (9,970,029)  17,560,417
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................  (10,002,559)  13,957,691
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,995,264    4,791,638
   Transfers between funds including guaranteed interest account, net...............   (4,467,572)   1,106,926
   Transfers for contract benefits and terminations.................................   (6,483,753)  (5,925,990)
   Contract maintenance charges.....................................................      (48,281)     (51,829)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (7,004,342)     (79,255)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (17,006,901)  13,878,436

NET ASSETS -- BEGINNING OF PERIOD                                                      74,136,826   60,258,390
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 57,129,925  $74,136,826
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          131
  Redeemed..........................................................................         (130)        (131)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (47)          --
                                                                                     ============  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      MULTIMANAGER MULTI-SECTOR
                                                                                                BOND*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  3,258,963  $  1,868,118
  Net realized gain (loss) on investments...........................................   (7,293,340)   (8,626,841)
  Change in unrealized appreciation (depreciation) of investments...................    8,758,653    13,128,936
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................    4,724,276     6,370,213
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,840,575    11,569,863
   Transfers between funds including guaranteed interest account, net...............   (2,855,040)    2,536,422
   Transfers for contract benefits and terminations.................................  (14,246,903)  (13,731,471)
   Contract maintenance charges.....................................................     (120,600)     (131,069)
   Adjustments to net assets allocated to contracts in payout period................          (51)       16,208
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............   (8,382,019)      259,953
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           54       (16,208)
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................   (3,657,689)    6,613,958

NET ASSETS -- BEGINNING OF PERIOD                                                     122,628,964   116,015,006
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $118,971,275  $122,628,964
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           93           116
  Redeemed..........................................................................         (133)         (129)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (40)          (13)
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           102
  Redeemed..........................................................................         (117)          (74)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (16)           28
                                                                                     ============  ============

                                                                                       MULTIMANAGER SMALL CAP
                                                                                              GROWTH*
                                                                                     -------------------------
                                                                                         2011          2010
                                                                                     ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (606,671) $  (587,147)
  Net realized gain (loss) on investments...........................................      867,034   (3,624,890)
  Change in unrealized appreciation (depreciation) of investments...................   (8,288,175)  15,038,194
                                                                                     ------------  -----------
  Net Increase (decrease) in net assets from operations.............................   (8,027,812)  10,826,157
                                                                                     ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    3,761,144    4,572,481
   Transfers between funds including guaranteed interest account, net...............   (5,773,072)  (3,037,557)
   Transfers for contract benefits and terminations.................................   (3,612,351)  (3,380,922)
   Contract maintenance charges.....................................................      (47,911)     (52,611)
   Adjustments to net assets allocated to contracts in payout period................           --           --
                                                                                     ------------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   (5,672,190)  (1,898,609)
                                                                                     ------------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --           --
                                                                                     ------------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................  (13,700,002)   8,927,548

NET ASSETS -- BEGINNING OF PERIOD                                                      53,029,343   44,101,795
                                                                                     ------------  -----------

NET ASSETS -- END OF PERIOD                                                          $ 39,329,341  $53,029,343
                                                                                     ============  ===========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --           --
  Redeemed..........................................................................           --           --
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................           --           --
                                                                                     ============  ===========

UNIT ACTIVITY CLASS B
  Issued............................................................................           83          100
  Redeemed..........................................................................         (128)        (119)
                                                                                     ------------  -----------
  Net Increase (Decrease)...........................................................          (45)         (19)
                                                                                     ============  ===========

                                                                                       MULTIMANAGER SMALL CAP
                                                                                               VALUE*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,499,920) $ (1,412,281)
  Net realized gain (loss) on investments...........................................   (6,985,670)  (18,347,017)
  Change in unrealized appreciation (depreciation) of investments...................   (3,750,544)   44,919,404
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................  (12,236,134)   25,160,106
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,813,250    10,588,219
   Transfers between funds including guaranteed interest account, net...............  (12,911,704)   (9,506,526)
   Transfers for contract benefits and terminations.................................  (10,581,620)  (10,628,958)
   Contract maintenance charges.....................................................     (129,776)     (146,649)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (14,809,850)   (9,693,914)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (27,045,984)   15,466,192

NET ASSETS -- BEGINNING OF PERIOD                                                     134,635,092   119,168,900
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $107,589,108  $134,635,092
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY CLASS A
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          101           176
  Redeemed..........................................................................         (188)         (246)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (87)          (70)
                                                                                     ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,



                                                                                      MULTIMANAGER TECHNOLOGY*
                                                                                     --------------------------
                                                                                         2011          2010
                                                                                     ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $ (1,568,439) $ (1,481,261)
  Net realized gain (loss) on investments...........................................   15,655,902    (4,043,575)
  Change in unrealized appreciation (depreciation) of investments...................  (20,998,243)   23,048,143
                                                                                     ------------  ------------
  Net Increase (decrease) in net assets from operations.............................   (6,910,780)   17,523,307
                                                                                     ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................    8,186,452    11,144,764
   Transfers between funds including guaranteed interest account, net...............   (9,959,354)   (6,137,023)
   Transfers for contract benefits and terminations.................................   (9,474,797)  (10,386,385)
   Contract maintenance charges.....................................................     (104,264)     (111,167)
   Adjustments to net assets allocated to contracts in payout period................           --            --
                                                                                     ------------  ------------
  Net increase (decrease) in net assets from contractowners transactions............  (11,351,963)   (5,489,811)
                                                                                     ------------  ------------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.           --            --
                                                                                     ------------  ------------

INCREASE (DECREASE) IN NET ASSETS...................................................  (18,262,743)   12,033,496

NET ASSETS -- BEGINNING OF PERIOD                                                     126,391,816   114,358,320
                                                                                     ------------  ------------

NET ASSETS -- END OF PERIOD                                                          $108,129,073  $126,391,816
                                                                                     ============  ============

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

UNIT ACTIVITY CLASS B
  Issued............................................................................          299           385
  Redeemed..........................................................................         (396)         (438)
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................          (97)          (53)
                                                                                     ============  ============

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................           --            --
  Redeemed..........................................................................           --            --
                                                                                     ------------  ------------
  Net Increase (Decrease)...........................................................           --            --
                                                                                     ============  ============

                                                                                     OPPENHEIMER MAIN STREET
                                                                                       FUND(R)/VA (A)
                                                                                     ----------------------
                                                                                       2011         2010
                                                                                      --------     -------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $   (839)    $  (161)
  Net realized gain (loss) on investments...........................................    1,411         342
  Change in unrealized appreciation (depreciation) of investments...................       76       4,347
                                                                                      --------     -------
  Net Increase (decrease) in net assets from operations.............................      648       4,528
                                                                                      --------     -------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  136,585      50,485
   Transfers between funds including guaranteed interest account, net...............     (690)     (2,581)
   Transfers for contract benefits and terminations.................................   (1,597)         --
   Contract maintenance charges.....................................................     (258)         --
   Adjustments to net assets allocated to contracts in payout period................       --          --
                                                                                      --------     -------
  Net increase (decrease) in net assets from contractowners transactions............  134,040      47,904
                                                                                      --------     -------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.      493           4
                                                                                      --------     -------

INCREASE (DECREASE) IN NET ASSETS...................................................  135,181      52,436

NET ASSETS -- BEGINNING OF PERIOD                                                      52,436          --
                                                                                      --------     -------

NET ASSETS -- END OF PERIOD                                                          $187,617     $52,436
                                                                                      ========     =======

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY CLASS B
  Issued............................................................................       --          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................       --          --
                                                                                      ========     =======

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................        2          --
  Redeemed..........................................................................       --          --
                                                                                      --------     -------
  Net Increase (Decrease)...........................................................        2          --
                                                                                      ========     =======

                                                                                     PIMCO VARIABLE INSURANCE
                                                                                     TRUST COMMODITYREALRETURN(R)
                                                                                     STRATEGY PORTFOLIO (A)
                                                                                     ---------------------------
                                                                                        2011           2010
                                                                                       ----------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  173,497      $ 15,018
  Net realized gain (loss) on investments...........................................      7,547         8,900
  Change in unrealized appreciation (depreciation) of investments...................   (374,355)       32,421
                                                                                       ----------     --------
  Net Increase (decrease) in net assets from operations.............................   (193,311)       56,339
                                                                                       ----------     --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  1,393,746       388,751
   Transfers between funds including guaranteed interest account, net...............    181,700       116,778
   Transfers for contract benefits and terminations.................................    (15,767)         (502)
   Contract maintenance charges.....................................................     (1,290)          (91)
   Adjustments to net assets allocated to contracts in payout period................         --            --
                                                                                       ----------     --------
  Net increase (decrease) in net assets from contractowners transactions............  1,558,389       504,936
                                                                                       ----------     --------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.         (1)            2
                                                                                       ----------     --------

INCREASE (DECREASE) IN NET ASSETS...................................................  1,365,077       561,277

NET ASSETS -- BEGINNING OF PERIOD                                                       561,277            --
                                                                                       ----------     --------

NET ASSETS -- END OF PERIOD                                                          $1,926,354      $561,277
                                                                                       ==========     ========

CHANGES IN UNITS (000'S):

UNIT ACTIVITY ADVISOR CLASS
  Issued............................................................................         14             4
  Redeemed..........................................................................         (2)           --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         12             4
                                                                                       ==========     ========

UNIT ACTIVITY CLASS B
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

UNIT ACTIVITY SERVICE CLASS
  Issued............................................................................         --            --
  Redeemed..........................................................................         --            --
                                                                                       ----------     --------
  Net Increase (Decrease)...........................................................         --            --
                                                                                       ==========     ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      TARGET 2015 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    61,859  $    39,044
  Net realized gain (loss) on investments...........................................   1,385,535     (549,513)
  Change in unrealized appreciation (depreciation) of investments...................  (2,371,761)   2,119,768
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................    (924,367)   1,609,299
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   3,147,529    3,703,450
   Transfers between funds including guaranteed interest account, net...............     (16,336)     611,172
   Transfers for contract benefits and terminations.................................  (1,477,091)  (1,329,761)
   Contract maintenance charges.....................................................     (15,892)     (15,462)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   1,638,210    2,969,399
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................     713,843    4,578,698
NET ASSETS -- BEGINNING OF PERIOD...................................................  20,504,530   15,925,832
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $21,218,373  $20,504,530
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          71           83
  Redeemed..........................................................................         (56)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          15           31
                                                                                     ===========  ===========

                                                                                      TARGET 2025 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    54,386  $    40,188
  Net realized gain (loss) on investments...........................................     566,951   (1,098,680)
  Change in unrealized appreciation (depreciation) of investments...................  (2,192,171)   3,563,709
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,570,834)   2,505,217
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,726,176    5,132,316
   Transfers between funds including guaranteed interest account, net...............    (770,150)     707,050
   Transfers for contract benefits and terminations.................................  (1,545,675)  (1,163,150)
   Contract maintenance charges.....................................................     (39,114)     (35,979)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,371,237    4,640,237
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.       5,000        2,003
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,403    7,147,457
NET ASSETS -- BEGINNING OF PERIOD...................................................  27,185,342   20,037,885
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $28,990,745  $27,185,342
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          89          102
  Redeemed..........................................................................         (55)         (52)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          34           50
                                                                                     ===========  ===========

                                                                                      TARGET 2035 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    39,864  $    21,783
  Net realized gain (loss) on investments...........................................     141,811     (609,874)
  Change in unrealized appreciation (depreciation) of investments...................  (1,629,309)   2,680,639
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,447,634)   2,092,548
                                                                                     -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   5,424,107    5,196,367
   Transfers between funds including guaranteed interest account, net...............    (378,722)     345,751
   Transfers for contract benefits and terminations.................................  (1,168,672)    (943,020)
   Contract maintenance charges.....................................................     (60,106)     (54,532)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   3,816,607    4,544,566
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------

INCREASE (DECREASE) IN NET ASSETS...................................................   2,368,973    6,637,114
NET ASSETS -- BEGINNING OF PERIOD...................................................  21,520,565   14,883,451
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $23,889,538  $21,520,565
                                                                                     ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          73           82
  Redeemed..........................................................................         (34)         (32)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          39           50
                                                                                     ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                      TARGET 2045 ALLOCATION*
                                                                                     ------------------------
                                                                                         2011         2010
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $    11,253  $    (4,230)
  Net realized gain (loss) on investments...........................................     556,773     (449,615)
  Change in unrealized appreciation (depreciation) of investments...................  (1,738,780)   1,917,089
                                                                                     -----------  -----------
  Net Increase (decrease) in net assets from operations.............................  (1,170,754)   1,463,244
                                                                                     -----------  -----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................   4,303,496    3,985,090
   Transfers between funds including guaranteed interest account, net...............    (230,129)    (452,007)
   Transfers for contract benefits and terminations.................................  (1,043,129)    (715,287)
   Contract maintenance charges.....................................................     (54,476)     (46,945)
   Adjustments to net assets allocated to contracts in payout period................          --           --
                                                                                     -----------  -----------
  Net increase (decrease) in net assets from contractowners transactions............   2,975,762    2,770,851
                                                                                     -----------  -----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.          --           --
                                                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS...................................................   1,805,008    4,234,095
NET ASSETS -- BEGINNING OF PERIOD...................................................  14,276,818   10,042,723
                                                                                     -----------  -----------
NET ASSETS -- END OF PERIOD......................................................... $16,081,826  $14,276,818
                                                                                     ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................          59           53
  Redeemed..........................................................................         (27)         (23)
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          32           30
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued............................................................................          --           --
  Redeemed..........................................................................          --           --
                                                                                     -----------  -----------
  Net Increase (Decrease)...........................................................          --           --
                                                                                     ===========  ===========

                                                                                                             VAN ECK VIP
                                                                                                             GLOBAL HARD
                                                                                      TEMPLETON GLOBAL BOND    ASSETS
                                                                                         SECURITIES FUND      FUND (H)
                                                                                     ----------------------  -----------
                                                                                        2011        2010        2011
                                                                                     ----------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...................................................... $  178,398  $   (3,766) $  (26,188)
  Net realized gain (loss) on investments...........................................     44,616       2,115    (164,006)
  Change in unrealized appreciation (depreciation) of investments...................   (432,475)     43,778    (464,005)
                                                                                     ----------  ----------  ----------
  Net Increase (decrease) in net assets from operations.............................   (209,461)     42,127    (654,199)
                                                                                     ----------  ----------  ----------
CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners............................................  4,372,755   1,550,703   1,146,487
   Transfers between funds including guaranteed interest account, net...............    452,304     445,406   5,888,245
   Transfers for contract benefits and terminations.................................    (41,315)     (3,713)    (65,624)
   Contract maintenance charges.....................................................     (6,546)       (173)       (772)
   Adjustments to net assets allocated to contracts in payout period................         --          --          --
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in net assets from contractowners transactions............  4,777,198   1,992,223   6,968,336
                                                                                     ----------  ----------  ----------
  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A.        500         300          --
                                                                                     ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................................................  4,568,237   2,034,650   6,314,137
NET ASSETS -- BEGINNING OF PERIOD...................................................  2,034,650          --          --
                                                                                     ----------  ----------  ----------
NET ASSETS -- END OF PERIOD......................................................... $6,602,887  $2,034,650  $6,314,137
                                                                                     ==========  ==========  ==========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued............................................................................         --          --          --
  Redeemed..........................................................................         --          --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          --
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS S SHARES
  Issued............................................................................         --          --          94
  Redeemed..........................................................................         --          --         (18)
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         --          --          76
                                                                                     ==========  ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued............................................................................         51          19          --
  Redeemed..........................................................................         (5)         --          --
                                                                                     ----------  ----------  ----------
  Net Increase (Decrease)...........................................................         46          19          --
                                                                                     ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of EQ Advisors Trust or AXA Premier VIP Trust portfolios, affiliates of AXA Equitable.

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

-----------
(a)Units were made available on May 3, 2010.
(b)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
(c)Units were made available on September 20, 2010.
(d)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(e)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(f)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
(g)Units were made available on May 2, 2011.
(h)Units were made available on May 20, 2011.
The accompanying notes are an integral part of these financial statements.

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2011

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Dividend Growth Fund
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Allocation
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond Index
 .   EQ/International Core PLUS
 .   EQ/International Equity Index /(1)/
 .   EQ/International Value PLUS /(2)/
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth /(3)/
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Continued)

 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth /(4)/

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
  (1)Formerly known as EQ/AllianceBernstein International
  (2)Formerly known as EQ/BlackRock International Value
  (3)Formerly known as EQ/International Growth
  (4)Formerly known as EQ/Wells Fargo Advantage Omega Growth

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Recent Accounting Standards:

   In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Accounts' financial statements and disclosures.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

2. Significant Accounting Policies (Concluded)


   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                         PURCHASES      SALES
                                        ------------ ------------
All Asset Allocation................... $ 19,123,075 $  3,899,946
American Century VP Mid Cap Value Fund.    1,399,485      162,385
AXA Aggressive Allocation..............  111,769,799   68,557,726
AXA Balanced Strategy..................   17,710,371    3,491,911
AXA Conservative Allocation............   48,113,785   33,133,005
AXA Conservative Growth Strategy.......    2,824,209      330,969
AXA Conservative Strategy..............    1,542,264      205,942
AXA Conservative-Plus Allocation.......   55,029,018   37,074,671
AXA Growth Strategy....................    1,726,050    1,937,977
AXA Moderate Allocation................  206,883,261  210,923,177
AXA Moderate-Plus Allocation...........  201,591,872  140,042,187
AXA Tactical Manager 2000..............    2,767,756    1,727,272
AXA Tactical Manager 400...............    3,701,787    1,667,089
AXA Tactical Manager 500...............    3,605,551      881,483
AXA Tactical Manager International.....    3,565,890      542,520
EQ/AllianceBernstein Small Cap Growth..   77,941,585   97,833,296
EQ/AXA Franklin Small Cap Value Core...    5,978,803    6,290,706
EQ/BlackRock Basic Value Equity........   97,818,300   74,687,489
EQ/Boston Advisors Equity Income.......   15,358,973   16,334,513
EQ/Calvert Socially Responsible........    5,636,062    4,039,179
EQ/Capital Guardian Research...........   14,002,491   32,521,647
EQ/Common Stock Index..................   79,201,212  310,017,563
EQ/Core Bond Index.....................   24,480,657   32,207,046
EQ/Davis New York Venture..............    7,285,941    8,436,653
EQ/Equity 500 Index....................  145,069,927  181,743,778
EQ/Equity Growth PLUS..................   37,625,485   77,014,326
EQ/Franklin Core Balanced..............   15,339,263   20,931,371
EQ/Franklin Templeton Allocation.......   12,129,032   11,268,432
EQ/GAMCO Mergers and Acquisitions......    7,934,927    6,254,333
EQ/GAMCO Small Company Value...........  130,833,623   87,381,456
EQ/Global Bond PLUS....................   31,856,661   22,122,857
EQ/Global Multi-Sector Equity..........   78,274,877  114,479,647
EQ/Intermediate Government Bond Index..   18,381,231   25,623,197
EQ/International Core PLUS.............   34,295,276   34,435,567
EQ/International Equity Index..........   62,229,175   99,687,488
EQ/International Value PLUS............   36,387,412   55,651,650
EQ/JPMorgan Value Opportunities........    9,721,339   12,577,867
EQ/Large Cap Core PLUS.................    3,005,410    4,084,329
EQ/Large Cap Growth Index..............   20,013,497   26,404,020
EQ/Large Cap Growth PLUS...............   36,050,167   43,999,955
EQ/Large Cap Value Index...............   25,060,137    7,570,588
EQ/Large Cap Value PLUS................   65,987,882  147,337,625
EQ/Lord Abbett Large Cap Core..........   17,829,905   14,436,531
EQ/MFS International Growth............   28,515,575   21,044,909
EQ/Mid Cap Index.......................   44,218,234   64,831,475
EQ/Mid Cap Value PLUS..................   47,490,381   95,382,591
EQ/Money Market........................   76,258,697   84,561,852
EQ/Montag & Caldwell Growth............    8,707,159   12,749,583
EQ/Morgan Stanley Mid Cap Growth.......  120,318,341   66,666,110
EQ/Mutual Large Cap Equity.............    4,462,461    7,640,412
EQ/Oppenheimer Global..................   30,828,889   13,261,269

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
EQ/PIMCO Ultra Short Bond................................................ $ 31,290,290 $ 52,456,487
EQ/Quality Bond PLUS.....................................................   21,609,032   38,185,802
EQ/Small Company Index...................................................   48,523,682   42,741,902
EQ/T. Rowe Price Growth Stock............................................   44,620,081   28,293,702
EQ/Templeton Global Equity...............................................    9,382,187    8,201,203
EQ/UBS Growth & Income...................................................    4,213,904    7,611,564
EQ/Van Kampen Comstock...................................................    5,650,673    5,216,121
EQ/Wells Fargo Omega Growth..............................................   57,632,926   27,009,595
Fidelity(R) VIP Contrafund(R) Portfolio..................................   64,139,009    6,948,868
Fidelity(R) VIP Equity-Income Portfolio..................................      546,938       66,343
Fidelity(R) VIP Mid Cap Portfolio........................................    3,200,234      425,688
Goldman Sachs VIT Mid Cap Value Fund.....................................    4,038,627      427,560
Invesco V.I. Dividend Growth Fund........................................      150,150       15,604
Invesco V.I. Global Real Estate Fund.....................................   13,491,146    3,815,192
Invesco V.I. High Yield Fund.............................................    4,984,946    2,281,354
Invesco V.I. International Growth Fund...................................    8,785,253    1,171,366
Invesco V.I. Mid Cap Core Equity Fund....................................    7,274,688    1,673,872
Invesco V.I. Small Cap Equity Fund.......................................    8,393,370    5,103,032
Ivy Funds VIP Energy.....................................................   25,614,522   11,264,053
Ivy Funds VIP High Income................................................   40,074,014   11,718,952
Ivy Funds VIP Mid Cap Growth.............................................    6,434,228      645,445
Ivy Funds VIP Small Cap Growth...........................................    4,042,535    1,300,628
Lazard Retirement Emerging Markets Equity Portfolio......................   50,747,713   12,878,546
MFS(R) International Value Portfolio.....................................   31,950,316    7,174,841
MFS(R) Investors Growth Stock Series.....................................    3,029,528      780,880
MFS(R) Investors Trust Series............................................    2,777,500    1,013,861
MFS(R) Technology Portfolio..............................................   15,578,136    7,784,157
MFS(R) Utilities Series..................................................   22,835,845    4,669,223
Multimanager Aggressive Equity...........................................   18,031,573   91,655,395
Multimanager Core Bond...................................................   46,443,864   37,514,889
Multimanager International Equity........................................   10,874,610   18,733,819
Multimanager Large Cap Core Equity.......................................    3,170,708    4,520,771
Multimanager Large Cap Value.............................................    7,642,121   14,359,437
Multimanager Mid Cap Growth..............................................   10,809,771   19,937,451
Multimanager Mid Cap Value...............................................   12,171,682   20,037,469
Multimanager Multi-Sector Bond...........................................   29,207,205   34,330,207
Multimanager Small Cap Growth............................................    9,971,449   16,250,310
Multimanager Small Cap Value.............................................   17,024,604   33,334,374
Multimanager Technology..................................................   35,518,974   48,439,376
Oppenheimer Main Street Fund(R) /VA......................................      171,705       38,006
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    1,949,573      217,687
Target 2015 Allocation...................................................    7,844,299    5,845,358
Target 2025 Allocation...................................................    9,426,343    5,834,975
Target 2035 Allocation...................................................    7,586,867    3,604,791
Target 2045 Allocation...................................................    5,892,117    2,804,458
Templeton Global Bond Securities Fund....................................    5,629,532      646,588
Van Eck VIP Global Hard Assets Fund......................................    8,691,924    1,749,776

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding mutual fund Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Certain classes of shares of the mutual funds that are attributable to Class A units or equivalent units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the mutual funds that are attributable to Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.50% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. Under arrangements approved by the EQAT and VIP Trusts' Board of Trustees, the 12b-1 fee currently is limited to 0.25% of the average daily net assets. There is no limitation on the 12b-1 fees charged by the Variable Investment Options offered by non EQAT and VIP Trusts. The class-specific expenses attributable to the investment in each share class of the underlying mutual funds in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Effective January 1, 2012, Class A units of the Variable Investment Options investing in the EQAT and VIP Portfolios, except EQ/Global Bond PLUS, will be charged a 12b-1 fee.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.14% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under Contract with AXA Distributors.

6. Reorganizations

   In 2011 and 2010, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

6. Reorganizations (Concluded)

   Variable Investment Options managed by AXA Equitable with comparable investment objectives. In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers. In September 2010, AXA Equitable enacted a substitution of securities, via a tax-free exchange, resulting in the Surviving Portfolio issuing shares in exchange for shares of the Removed Investment Option. For both mergers and substitutions Contractowners of the Removed Investment Options receive interests in the Surviving Investment Options with an amount equivalent to the value they held in the Removed Investment Options immediately prior to the reorganization.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Growth Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Growth Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

--------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
--------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
--------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
--------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271
--------------------------------------------------------------------------------------------------
 SEPTEMBER 17, 2010       MULTIMANAGER LAGE CAP GROWTH         MULTIMANAGER AGGRESIVE EQUITY
--------------------------------------------------------------------------------------------------
Shares -- Class A           2,913,236                            22,592,038
Value -- Class A          $      7.88                          $      23.83
Shares -- Class B         $ 1,049,889                          $  1,061,491
Value -- Class B          $      7.72                          $      23.38
Net Assets Before Merger   31,061,443                          $532,124,482
Net Assets After Merger   $        --                          $563,185,925

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

OLD CONTRACTS                                     0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                             0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index........................     0.56%          0.60%        0.24%   1.40%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index........................     0.65%          0.60%        0.24%   1.49%

All Other Funds..............................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index........................     1.15%          0.25%          --    1.40%

All Other Funds..............................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds....................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation......................     1.10%          0.25%          --    1.35%

All Other Funds..............................     1.10%          0.24%          --    1.34%

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%          --    1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%          --    1.45%

EQUI-VEST(R) AT RETIREMENT                          --             --           --      --

1.30% All Funds..............................     0.80%          0.50%          --    1.30%

1.25% All Funds..............................     0.75%          0.50%          --    1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%          --    1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --           --    1.20%

0.90% All Funds..............................     0.90%            --           --    0.90%

0.70% All Funds..............................     0.70%            --           --    0.70%

0.50% All Funds..............................     0.50%            --           --    0.50%

0.25% All Funds..............................     0.25%            --           --    0.25%

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200, Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                your account value on the last business    account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $25                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

Guaranteed minimum death benefit                                STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                          WITH THE GUARANTEED MINIMUM INCOME         account value
                                                                BENEFIT) - 0.00%

                                                                GWBL STANDARD DEATH BENEFIT - 0.00%

                                                                ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                                Annual Rachet to age 85 benefit base

                                                                GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                                RACHET TO AGE 85 - 0.60% of the greater
                                                                of 6% roll-up to age 85 benefit base, as
                                                                applicable

                                                                GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                                the GWBL Enhance death benefit base

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011


8. Accumulation Unit Values

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                       YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                                     UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                  UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                  ----------- ------------------- ---------- -------------- ---------
ALL ASSET ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (r)      $115.06             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B (r)     $112.54             --               --         --        (4.89)%
      All contract charges                               --            223         $ 25,298       1.97%          --
2010  Lowest contract charge 0.50% Class B (r)      $119.82             --               --         --        14.41%
      Highest contract charge 1.45% Class B (r)     $118.33             --               --         --        13.31%
      All contract charges                               --            101         $ 11,926       2.90%          --
2009  Lowest contract charge 0.50% Class B (r)      $104.73             --               --         --         2.75%
      Highest contract charge 1.45% Class B (r)     $104.43             --               --         --         2.47%
      All contract charges                               --             20         $  2,043       4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class II (t)     $104.57             --               --         --        (1.53)%
      Highest contract charge 1.20% Class II (t)    $103.68             --               --         --        (2.03)%
      All contract charges                               --             16         $  1,668       1.44%          --
2010  Lowest contract charge 0.90% Class II (t)     $106.06             --               --         --         6.01%
      Highest contract charge 1.20% Class II (t)    $105.83             --               --         --         5.79%
      All contract charges                               --              4         $    472       2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B          $128.63             --               --         --        (7.96)%
      Highest contract charge 1.45% Class B         $118.84             --               --         --        (8.84)%
      All contract charges                               --          2,983         $357,014       1.34%          --
2010  Lowest contract charge 0.50% Class B          $139.76             --               --         --        12.51%
      Highest contract charge 1.45% Class B         $130.37             --               --         --        11.44%
      All contract charges                               --          2,731         $357,010       1.71%          --
2009  Lowest contract charge 0.50% Class B          $124.22             --               --         --        26.65%
      Highest contract charge 1.45% Class B         $116.99             --               --         --        25.44%
      All contract charges                               --          2,255         $264,074       1.16%          --
2008  Lowest contract charge 0.50% Class B          $ 98.08             --               --         --       (39.50)%
      Highest contract charge 1.45% Class B         $ 93.26             --               --         --       (40.08)%
      All contract charges                               --          1,573         $146,691       1.79%          --
2007  Lowest contract charge 0.50% Class B          $162.11             --               --         --         5.64%
      Highest contract charge 1.45% Class B         $155.64             --               --         --         4.62%
      All contract charges                               --          1,034         $161,376       2.96%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)      $108.40             --               --         --        (3.22)%
      Highest contract charge 1.25% Class A (s)     $108.02             --               --         --        (3.37)%
      All contract charges                               --              5         $    544       1.36%          --
2010  Lowest contract charge 1.10% Class A (s)      $112.01             --               --         --         9.12%
      Highest contract charge 1.25% Class A (s)     $111.79             --               --         --         8.96%
      All contract charges                               --              3         $    350       1.92%          --
2009  Lowest contract charge 1.10% Class A (s)      $102.65             --               --         --         1.93%
      Highest contract charge 1.25% Class A (s)     $102.60             --               --         --         1.89%
      All contract charges                               --              4         $    394       2.34%          --
AXA BALANCED STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)      $115.70             --               --         --        (3.61)%
      Highest contract charge 1.30% Class B (q)     $115.55             --               --         --        (3.66)%
      All contract charges                               --            290         $ 33,585       1.36%          --
2010  Lowest contract charge 1.25% Class B (q)      $120.03             --               --         --         8.68%
      Highest contract charge 1.30% Class B (q)     $119.94             --               --         --         8.62%
      All contract charges                               --            176         $ 21,202       1.92%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------
                                                                    UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNITS VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ----------- ------------------- ---------- -------------- ---------
AXA BALANCED STRATEGY (CONTINUED)
2009  Lowest contract charge 1.25% Class B (q)     $110.45             --               --         --        12.64%
      Highest contract charge 1.30% Class B (q)    $110.42             --               --         --        12.60%
      All contract charges                              --             51         $  5,642       2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $128.42             --               --         --         1.39%
      Highest contract charge 1.45% Class B        $118.65             --               --         --         0.42%
      All contract charges                              --            988         $116,023       1.76%          --
2010  Lowest contract charge 0.50% Class B         $126.66             --               --         --         6.73%
      Highest contract charge 1.45% Class B        $118.15             --               --         --         5.71%
      All contract charges                              --            878         $103,215       2.41%          --
2009  Lowest contract charge 0.50% Class B         $118.67             --               --         --         9.27%
      Highest contract charge 1.45% Class B        $111.77             --               --         --         8.24%
      All contract charges                              --            701         $ 78,154       2.54%          --
2008  Lowest contract charge 0.50% Class B         $108.60             --               --         --       (11.46)%
      Highest contract charge 1.45% Class B        $103.26             --               --         --       (12.31)%
      All contract charges                              --            539         $ 55,833       4.85%          --
2007  Lowest contract charge 0.50% Class B         $122.65             --               --         --         5.27%
      Highest contract charge 1.45% Class B        $117.75             --               --         --         4.26%
      All contract charges                              --            378         $ 44,771       5.06%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $114.67             --               --         --        (2.62)%
      Highest contract charge 1.30% Class B (q)    $114.53             --               --         --        (2.67)%
      All contract charges                              --             52         $  5,951       1.39%          --
2010  Lowest contract charge 1.25% Class B (q)     $117.76             --               --         --         7.76%
      Highest contract charge 1.30% Class B (q)    $117.67             --               --         --         7.74%
      All contract charges                              --             31         $  3,722       1.71%          --
2009  Lowest contract charge 1.25% Class B (q)     $109.28             --               --         --        10.60%
      Highest contract charge 1.30% Class B (q)    $109.22             --               --         --        10.58%
      All contract charges                              --             10         $  1,140       1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 1.25% to 1.30%*
2011  Lowest contract charge 1.25% Class B (q)     $111.12             --               --         --        (0.54)%
      Highest contract charge 1.30% Class B (q)    $110.98             --               --         --        (0.59)%
      All contract charges                              --             25         $  2,768       1.90%          --
2010  Lowest contract charge 1.25% Class B (q)     $111.72             --               --         --         5.94%
      Highest contract charge 1.30% Class B (q)    $111.64             --               --         --         5.89%
      All contract charges                              --             13         $  1,475       2.37%          --
2009  Lowest contract charge 1.25% Class B (q)     $105.46             --               --         --         5.67%
      Highest contract charge 1.30% Class B (q)    $105.43             --               --         --         5.64%
      All contract charges                              --              3         $    275       2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B         $127.77             --               --         --        (1.21)%
      Highest contract charge 1.45% Class B        $118.05             --               --         --        (2.15)%
      All contract charges                              --          1,358         $160,091       1.58%          --
2010  Lowest contract charge 0.50% Class B         $129.33             --               --         --         8.52%
      Highest contract charge 1.45% Class B        $120.64             --               --         --         7.49%
      All contract charges                              --          1,244         $149,815       2.16%          --
2009  Lowest contract charge 0.50% Class B         $119.17             --               --         --        13.85%
      Highest contract charge 1.45% Class B        $112.23             --               --         --        12.76%
      All contract charges                              --          1,056         $118,182       2.15%          --
2008  Lowest contract charge 0.50% Class B         $104.67             --               --         --       (19.83)%
      Highest contract charge 1.45% Class B        $ 99.53             --               --         --       (20.59)%
      All contract charges                              --            800         $ 79,752       3.64%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)


                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2007  Lowest contract charge 0.50% Class B        $130.56             --                --        --         4.96%
      Highest contract charge 1.45% Class B       $125.34             --                --        --         3.95%
      All contract charges                             --            634        $   80,092      4.08%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $108.93             --                --        --        (5.21)%
      Highest contract charge 1.25% Class A (s)   $108.55             --                --        --        (5.35)%
      All contract charges                             --             11        $    1,177      1.19%          --
2010  Lowest contract charge 1.10% Class A (s)    $114.92             --                --        --        10.72%
      Highest contract charge 1.25% Class A (s)   $114.69             --                --        --        10.56%
      All contract charges                             --             13        $    1,535      1.56%          --
2009  Lowest contract charge 1.10% Class A (s)    $103.79             --                --        --         2.87%
      Highest contract charge 1.25% Class A (s)   $103.74             --                --        --         2.84%
      All contract charges                             --             14        $    1,474      1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $102.59             --                --        --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                --        --        (3.56)%
      All contract charges                             --         17,152        $1,263,112      1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                --        --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                --        --         8.59%
      All contract charges                             --         18,275        $1,387,456      2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                --        --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                --        --        15.60%
      All contract charges                             --         18,864        $1,310,255      1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                --        --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                --        --       (25.38)%
      All contract charges                             --         19,014        $1,142,587      3.70%          --
2007  Lowest contract charge 0.50% Class A        $109.30             --                --        --         6.00%
      Highest contract charge 1.45% Class A       $144.38             --                --        --         4.99%
      All contract charges                             --         19,631        $1,586,678      3.35%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $118.42             --                --        --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                --        --        (3.65)%
      All contract charges                             --          2,171        $  261,855      1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                --        --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                --        --         8.50%
      All contract charges                             --          1,923        $  240,775      2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                --        --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                --        --        15.51%
      All contract charges                             --          1,585        $  183,180      1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                --        --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                --        --       (25.44)%
      All contract charges                             --          1,338        $  136,760      3.70%          --
2007  Lowest contract charge 0.50% Class B        $127.43             --                --        --         5.73%
      Highest contract charge 1.30% Class B       $107.96             --                --        --         4.90%
      All contract charges                             --          1,218        $  170,510      3.35%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $133.07             --                --        --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                --        --        (6.34)%
      All contract charges                             --          6,568        $  807,708      1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                --        --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                --        --         9.94%
      All contract charges                             --          6,277        $  822,427      1.82%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $126.77             --               --         --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --               --         --        20.18%
      All contract charges                             --          5,622         $668,768       1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --               --         --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --               --         --       (32.77)%
      All contract charges                             --          4,565         $452,172       2.45%          --
2007  Lowest contract charge 0.50% Class B        $153.90             --               --         --         5.85%
      Highest contract charge 1.45% Class B       $147.76             --               --         --         4.84%
      All contract charges                             --          3,480         $513,806       3.38%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.17             --               --         --       (11.18)%
      Highest contract charge 1.34% Class B (t)   $109.23             --               --         --       (11.75)%
      All contract charges                             --             12         $  1,291       0.03%          --
2010  Lowest contract charge 0.70% Class B (t)    $124.04             --               --         --        17.16%
      Highest contract charge 1.34% Class B (t)   $123.77             --               --         --        16.95%
      All contract charges                             --              3         $    416       0.08%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $109.35             --               --         --        (8.86)%
      Highest contract charge 1.34% Class B (t)   $108.41             --               --         --        (9.45)%
      All contract charges                             --             25         $  2,592       0.05%          --
2010  Lowest contract charge 0.70% Class B (t)    $119.98             --               --         --        14.37%
      Highest contract charge 1.34% Class B (t)   $119.72             --               --         --        14.17%
      All contract charges                             --              8         $    954       0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $110.47             --               --         --        (4.42)%
      Highest contract charge 1.34% Class B (t)   $109.53             --               --         --        (5.03)%
      All contract charges                             --             35         $  3,721       0.64%          --
2010  Lowest contract charge 0.70% Class B (t)    $115.58             --               --         --        10.26%
      Highest contract charge 1.34% Class B (t)   $115.33             --               --         --        10.06%
      All contract charges                             --             10         $  1,215       0.69%          --
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B (t)    $ 93.15             --               --         --       (16.64)%
      Highest contract charge 1.34% Class B (t)   $ 92.35             --               --         --       (17.17)%
      All contract charges                             --             34         $  3,102       2.30%          --
2010  Lowest contract charge 0.70% Class B (t)    $111.74             --               --         --         6.88%
      Highest contract charge 1.34% Class B (t)   $111.50             --               --         --         6.68%
      All contract charges                             --              5         $    638       1.76%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $118.95             --               --         --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --               --         --        (1.84)%
      All contract charges                             --          1,220         $249,306       0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --               --         --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --               --         --        31.64%
      All contract charges                             --          1,331         $276,722       0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --               --         --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --               --         --        34.04%
      All contract charges                             --          1,403         $221,353       0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --               --         --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --               --         --       (45.32)%
      All contract charges                             --          1,444         $169,875       0.01%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class A    $120.87             --               --         --        16.40%
      Highest contract charge 1.45% Class A   $155.92             --               --         --        15.28%
      All contract charges                         --          1,537         $330,250       0.00%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $113.78             --               --         --        (1.14)%
      Highest contract charge 1.30% Class B   $112.70             --               --         --        (1.92)%
      All contract charges                         --            255         $ 39,148       0.00%          --
2010  Lowest contract charge 0.50% Class B    $115.09             --               --         --        32.58%
      Highest contract charge 1.30% Class B   $114.91             --               --         --        31.54%
      All contract charges                         --            280         $ 44,323       0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 86.81             --               --         --        35.01%
      Highest contract charge 1.30% Class B   $ 87.36             --               --         --        33.93%
      All contract charges                         --            301         $ 36,400       0.15%          --
2008  Lowest contract charge 0.50% Class B    $ 64.30             --               --         --       (44.93)%
      Highest contract charge 1.30% Class B   $ 65.23             --               --         --       (45.37)%
      All contract charges                         --            318         $ 29,108       0.01%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --        16.10%
      Highest contract charge 1.30% Class B   $119.40             --               --         --        15.18%
      All contract charges                         --            353         $ 59,087       0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 92.77             --               --         --       (10.03)%
      Highest contract charge 1.45% Class B   $ 88.16             --               --         --       (10.89)%
      All contract charges                         --            156         $ 13,851       0.14%          --
2010  Lowest contract charge 0.50% Class B    $103.11             --               --         --        23.65%
      Highest contract charge 1.45% Class B   $ 98.93             --               --         --        22.47%
      All contract charges                         --            156         $ 15,611       0.19%          --
2009  Lowest contract charge 0.50% Class B    $ 83.39             --               --         --        27.59%
      Highest contract charge 1.45% Class B   $ 80.78             --               --         --        26.36%
      All contract charges                         --            144         $ 11,627       1.05%          --
2008  Lowest contract charge 0.50% Class B    $ 65.36             --               --         --       (33.74)%
      Highest contract charge 1.45% Class B   $ 63.93             --               --         --       (34.37)%
      All contract charges                         --            118         $  7,589       1.02%          --
2007  Lowest contract charge 0.50% Class B    $ 98.64             --               --         --        (9.09)%
      Highest contract charge 1.45% Class B   $ 97.41             --               --         --        (9.96)%
      All contract charges                         --             66         $  6,402       0.57%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $139.47             --               --         --        (3.59)%
      Highest contract charge 1.45% Class B   $155.42             --               --         --        (4.51)%
      All contract charges                         --          2,193         $402,728       1.27%          --
2010  Lowest contract charge 0.50% Class B    $144.66             --               --         --        11.72%
      Highest contract charge 1.45% Class B   $162.76             --               --         --        10.66%
      All contract charges                         --          2,041         $397,717       1.33%          --
2009  Lowest contract charge 0.50% Class B    $129.48             --               --         --        29.64%
      Highest contract charge 1.45% Class B   $147.09             --               --         --        28.40%
      All contract charges                         --          1,845         $328,742       2.77%          --
2008  Lowest contract charge 0.50% Class B    $ 99.88             --               --         --       (36.88)%
      Highest contract charge 1.45% Class B   $114.56             --               --         --       (37.48)%
      All contract charges                         --          1,678         $235,310       1.69%          --
2007  Lowest contract charge 0.50% Class B    $158.23             --               --         --         0.67%
      Highest contract charge 1.45% Class B   $183.24             --               --         --        (0.29)%
      All contract charges                         --          1,706         $383,188       1.08%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $114.96             --                --        --        (0.90)%
      Highest contract charge 1.45% Class B   $107.27             --                --        --        (1.84)%
      All contract charges                         --            516        $   55,550      1.86%          --
2010  Lowest contract charge 0.50% Class B    $116.00             --                --        --        15.13%
      Highest contract charge 1.45% Class B   $109.28             --                --        --        14.03%
      All contract charges                         --            528        $   57,712      2.42%          --
2009  Lowest contract charge 0.50% Class B    $100.76             --                --        --        10.99%
      Highest contract charge 1.45% Class B   $ 95.83             --                --        --         9.92%
      All contract charges                         --            524        $   50,322      2.62%          --
2008  Lowest contract charge 0.50% Class B    $ 90.78             --                --        --       (32.64)%
      Highest contract charge 1.45% Class B   $ 87.18             --                --        --       (33.28)%
      All contract charges                         --            487        $   42,542      2.38%          --
2007  Lowest contract charge 0.50% Class B    $134.77             --                --        --         3.18%
      Highest contract charge 1.45% Class B   $130.66             --                --        --         2.18%
      All contract charges                         --            445        $   58,354      1.93%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B    $ 75.24             --                --        --        (0.24)%
      Highest contract charge 1.35% Class B   $ 76.58             --                --        --        (1.07)%
      All contract charges                         --            304        $   23,549      0.38%          --
2010  Lowest contract charge 0.50% Class B    $ 75.42             --                --        --        11.96%
      Highest contract charge 1.45% Class B   $ 99.18             --                --        --        10.89%
      All contract charges                         --            283        $   22,061      0.05%          --
2009  Lowest contract charge 0.50% Class B    $ 67.36             --                --        --        30.24%
      Highest contract charge 1.45% Class B   $ 89.44             --                --        --        28.99%
      All contract charges                         --            267        $   18,810      0.26%          --
2008  Lowest contract charge 0.50% Class B    $ 51.72             --                --        --       (45.50)%
      Highest contract charge 1.45% Class B   $ 69.34             --                --        --       (46.02)%
      All contract charges                         --            235        $   12,828      0.29%          --
2007  Lowest contract charge 0.50% Class B    $ 94.90             --                --        --        11.57%
      Highest contract charge 1.45% Class B   $128.45             --                --        --        10.49%
      All contract charges                         --            218        $   21,860      0.24%          --
EQ/CAPITAL GUARDIAN RESEARCH (B)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $129.43             --                --        --         3.27%
      Highest contract charge 1.45% Class B   $117.85             --                --        --         2.50%
      All contract charges                         --          1,313        $  155,656      0.71%          --
2010  Lowest contract charge 0.50% Class B    $114.78             --                --        --        15.22%
      Highest contract charge 1.45% Class B   $114.98             --                --        --        14.12%
      All contract charges                         --          1,454        $  168,794      0.74%          --
2009  Lowest contract charge 0.50% Class B    $ 99.62             --                --        --        30.80%
      Highest contract charge 1.45% Class B   $100.76             --                --        --        29.56%
      All contract charges                         --          1,584        $  161,230      1.16%          --
2008  Lowest contract charge 0.50% Class B    $ 76.16             --                --        --       (39.97)%
      Highest contract charge 1.45% Class B   $ 77.77             --                --        --       (40.54)%
      All contract charges                         --          1,706        $  134,398      0.92%          --
2007  Lowest contract charge 0.50% Class B    $126.86             --                --        --         1.15%
      Highest contract charge 1.45% Class B   $130.80             --                --        --         0.18%
      All contract charges                         --          1,936        $  256,826      1.21%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 89.43             --                --        --         0.28%
      Highest contract charge 1.45% Class A   $ 95.93             --                --        --        (0.68)%
      All contract charges                         --          6,234        $1,826,842      1.45%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/COMMON STOCK INDEX (M) (CONTINUED)
2010  Lowest contract charge 0.50% Class A        $ 89.18             --                --        --        15.58%
      Highest contract charge 1.49% Class A       $311.66             --                --        --        14.67%
      All contract charges                             --          6,983        $2,055,925      1.50%          --
2009  Lowest contract charge 0.50% Class A        $ 77.16             --                --        --        28.00%
      Highest contract charge 1.49% Class A       $271.80             --                --        --        27.02%
      All contract charges                             --          7,732        $1,984,969      2.01%          --
2008  Lowest contract charge 0.50% Class A        $ 60.28             --                --        --       (43.94)%
      Highest contract charge 1.49% Class A       $213.98             --                --        --       (44.31)%
      All contract charges                             --          8,404        $1,696,532      1.74%          --
2007  Lowest contract charge 0.50% Class A        $107.52             --                --        --         3.22%
      Highest contract charge 1.49% Class A       $384.25             --                --        --         2.53%
      All contract charges                             --          9,616        $3,481,372      1.18%          --
EQ/COMMON STOCK INDEX (M)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 86.56             --                --        --         0.03%
      Highest contract charge 1.30% Class B       $ 84.72             --                --        --        (0.76)%
      All contract charges                             --            981        $   90,393      1.45%          --
2010  Lowest contract charge 0.50% Class B        $ 86.53             --                --        --        15.30%
      Highest contract charge 1.30% Class B       $ 85.37             --                --        --        14.38%
      All contract charges                             --          1,085        $  100,911      1.50%          --
2009  Lowest contract charge 0.50% Class B        $ 75.05             --                --        --        27.68%
      Highest contract charge 1.30% Class B       $ 74.64             --                --        --        26.68%
      All contract charges                             --          1,189        $   96,715      2.01%          --
2008  Lowest contract charge 0.50% Class B        $ 58.78             --                --        --       (44.08)%
      Highest contract charge 1.30% Class B       $ 58.92             --                --        --       (44.52)%
      All contract charges                             --          1,286        $   82,770      1.74%          --
2007  Lowest contract charge 0.50% Class B        $105.11             --                --        --         2.96%
      Highest contract charge 1.30% Class B       $106.21             --                --        --         2.14%
      All contract charges                             --          1,495        $  174,274      1.18%          --
EQ/CORE BOND INDEX (P)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $126.30             --                --        --         4.28%
      Highest contract charge 1.45% Class B       $114.67             --                --        --         3.29%
      All contract charges                             --          1,056        $  122,833      1.85%          --
2010  Lowest contract charge 0.50% Class B        $121.12             --                --        --         5.25%
      Highest contract charge 1.45% Class B       $111.02             --                --        --         4.25%
      All contract charges                             --          1,128        $  127,022      2.18%          --
2009  Lowest contract charge 0.50% Class B        $115.08             --                --        --         2.18%
      Highest contract charge 1.45% Class B       $106.50             --                --        --         1.20%
      All contract charges                             --          1,163        $  125,579      2.75%          --
2008  Lowest contract charge 0.50% Class B        $112.63             --                --        --        (9.40)%
      Highest contract charge 1.45% Class B       $105.24             --                --        --       (10.26)%
      All contract charges                             --            993        $  105,935      4.16%          --
2007  Lowest contract charge 0.50% Class B        $124.31             --                --        --         2.58%
      Highest contract charge 1.45% Class B       $117.27             --                --        --         1.60%
      All contract charges                             --          1,164        $  138,131      4.62%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B (a)    $ 82.09             --                --        --        (5.13)%
      Highest contract charge 1.45% Class B (a)   $ 78.53             --                --        --        (6.03)%
      All contract charges                             --            322        $   25,523      0.30%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 86.53             --                --        --        11.19%
      Highest contract charge 1.45% Class B (a)   $ 83.57             --                --        --        10.14%
      All contract charges                             --            332        $   28,092      0.85%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE (CONTINUED)
2009  Lowest contract charge 0.50% Class B (a)    $ 77.82             --               --         --        32.01%
      Highest contract charge 1.45% Class B (a)   $ 75.88             --               --         --        30.76%
      All contract charges                             --            281         $ 21,535       1.99%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 58.95             --               --         --       (39.51)%
      Highest contract charge 1.45% Class B (a)   $ 58.03             --               --         --       (40.09)%
      All contract charges                             --            187         $ 10,886       0.78%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 97.46             --               --         --        (2.54)%
      Highest contract charge 1.45% Class B (a)   $ 96.87             --               --         --        (3.13)%
      All contract charges                             --             64         $  6,154       1.15%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A        $ 97.99             --               --         --         1.26%
      Highest contract charge 1.45% Class A       $106.45             --               --         --         0.29%
      All contract charges                             --          2,408         $665,749       1.68%          --
2010  Lowest contract charge 0.50% Class A        $ 96.77             --               --         --        14.09%
      Highest contract charge 1.45% Class A       $106.14             --               --         --        13.00%
      All contract charges                             --          2,548         $703,946       1.65%          --
2009  Lowest contract charge 0.50% Class A        $ 84.82             --               --         --        25.55%
      Highest contract charge 1.45% Class A       $ 93.93             --               --         --        24.34%
      All contract charges                             --          2,660         $651,857       2.22%          --
2008  Lowest contract charge 0.50% Class A        $ 67.56             --               --         --       (37.48)%
      Highest contract charge 1.45% Class A       $ 75.54             --               --         --       (38.07)%
      All contract charges                             --          2,707         $534,905       1.87%          --
2007  Lowest contract charge 0.50% Class A        $108.06             --               --         --         4.69%
      Highest contract charge 1.45% Class A       $121.98             --               --         --         3.68%
      All contract charges                             --          2,858         $914,617       1.54%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $ 96.88             --               --         --         1.01%
      Highest contract charge 1.30% Class B       $ 92.83             --               --         --         0.21%
      All contract charges                             --            937         $ 94,390       1.68%          --
2010  Lowest contract charge 0.50% Class B        $ 95.91             --               --         --        13.80%
      Highest contract charge 1.30% Class B       $ 92.64             --               --         --        12.91%
      All contract charges                             --            909         $ 91,565       1.65%          --
2009  Lowest contract charge 0.50% Class B        $ 84.28             --               --         --        25.25%
      Highest contract charge 1.30% Class B       $ 82.05             --               --         --        24.24%
      All contract charges                             --            891         $ 79,695       2.22%          --
2008  Lowest contract charge 0.50% Class B        $ 67.29             --               --         --       (37.64)%
      Highest contract charge 1.30% Class B       $ 66.04             --               --         --       (38.13)%
      All contract charges                             --            852         $ 61,956       1.87%          --
2007  Lowest contract charge 0.50% Class B        $107.91             --               --         --         4.43%
      Highest contract charge 1.30% Class B       $106.74             --               --         --         3.60%
      All contract charges                             --            902         $106,809       1.54%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $147.32             --               --         --        (6.66)%
      Highest contract charge 1.45% Class B       $133.53             --               --         --        (7.55)%
      All contract charges                             --          2,304         $311,114       0.26%          --
2010  Lowest contract charge 0.50% Class B        $157.83             --               --         --        14.68%
      Highest contract charge 1.45% Class B       $144.44             --               --         --        13.59%
      All contract charges                             --          2,551         $371,771       0.29%          --
2009  Lowest contract charge 0.50% Class B        $137.63             --               --         --        27.18%
      Highest contract charge 1.45% Class B       $127.16             --               --         --        25.96%
      All contract charges                             --          2,765         $354,268       0.90%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/EQUITY GROWTH PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $108.22             --               --         --       (40.59)%
      Highest contract charge 1.45% Class B       $100.95             --               --         --       (41.16)%
      All contract charges                             --          2,670         $271,576       0.99%          --
2007  Lowest contract charge 0.50% Class B        $182.16             --               --         --        13.47%
      Highest contract charge 1.45% Class B       $171.57             --               --         --        12.39%
      All contract charges                             --          2,374         $411,149       0.18%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $103.19             --               --         --        (0.42)%
      Highest contract charge 1.45% Class B       $ 98.07             --               --         --        (1.37)%
      All contract charges                             --            717         $ 70,812       3.23%          --
2010  Lowest contract charge 0.50% Class B        $103.63             --               --         --        10.75%
      Highest contract charge 1.45% Class B       $ 99.43             --               --         --         9.68%
      All contract charges                             --            785         $ 78,731       3.04%          --
2009  Lowest contract charge 0.50% Class B        $ 93.57             --               --         --        29.87%
      Highest contract charge 1.45% Class B       $ 90.65             --               --         --        28.64%
      All contract charges                             --            850         $ 77,384       5.79%          --
2008  Lowest contract charge 0.50% Class B        $ 72.05             --               --         --       (32.14)%
      Highest contract charge 1.45% Class B       $ 70.47             --               --         --       (32.79)%
      All contract charges                             --            845         $ 59,776       6.17%          --
2007  Lowest contract charge 0.50% Class B        $106.18             --               --         --         1.55%
      Highest contract charge 1.45% Class B       $104.85             --               --         --         0.57%
      All contract charges                             --            825         $ 86,650       4.64%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class B (a)    $ 80.20             --               --         --        (4.92)%
      Highest contract charge 1.34% Class B (a)   $ 77.11             --               --         --        (5.72)%
      All contract charges                             --            598         $ 46,424       1.83%          --
2010  Lowest contract charge 0.50% Class B (a)    $ 84.35             --               --         --         9.84%
      Highest contract charge 1.45% Class B (a)   $ 81.46             --               --         --         8.79%
      All contract charges                             --            593         $ 48,725       2.10%          --
2009  Lowest contract charge 0.50% Class B (a)    $ 76.79             --               --         --        27.81%
      Highest contract charge 1.45% Class B (a)   $ 74.88             --               --         --        26.59%
      All contract charges                             --            562         $ 42,403       2.59%          --
2008  Lowest contract charge 0.50% Class B (a)    $ 60.08             --               --         --       (37.20)%
      Highest contract charge 1.45% Class B (a)   $ 59.15             --               --         --       (37.80)%
      All contract charges                             --            501         $ 29,735       4.75%          --
2007  Lowest contract charge 0.50% Class B (a)    $ 95.67             --               --         --        (4.33)%
      Highest contract charge 1.45% Class B (a)   $ 95.10             --               --         --        (4.90)%
      All contract charges                             --            292         $ 27,827       2.48%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $132.83             --               --         --         0.84%
      Highest contract charge 1.45% Class B       $124.60             --               --         --        (0.12)%
      All contract charges                             --            159         $ 19,826       0.18%          --
2010  Lowest contract charge 0.50% Class B        $131.72             --               --         --         9.08%
      Highest contract charge 1.45% Class B       $124.75             --               --         --         8.04%
      All contract charges                             --            151         $ 18,664       0.00%          --
2009  Lowest contract charge 0.50% Class B        $120.76             --               --         --        16.04%
      Highest contract charge 1.45% Class B       $115.47             --               --         --        14.93%
      All contract charges                             --            120         $ 13,875       0.00%          --
2008  Lowest contract charge 0.50% Class B        $104.07             --               --         --       (14.25)%
      Highest contract charge 1.45% Class B       $100.47             --               --         --       (15.07)%
      All contract charges                             --            115         $ 11,611       0.51%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $121.36             --               --         --         2.90%
      Highest contract charge 1.45% Class B   $118.30             --               --         --         1.91%
      All contract charges                         --            108         $ 12,892       0.81%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $186.34             --               --         --        (3.97)%
      Highest contract charge 1.45% Class B   $173.86             --               --         --        (4.89)%
      All contract charges                         --          2,138         $367,988       0.08%          --
2010  Lowest contract charge 0.50% Class B    $194.05             --               --         --        31.98%
      Highest contract charge 1.45% Class B   $182.80             --               --         --        30.72%
      All contract charges                         --          1,887         $341,922       0.39%          --
2009  Lowest contract charge 0.50% Class B    $147.03             --               --         --        40.75%
      Highest contract charge 1.45% Class B   $139.84             --               --         --        39.39%
      All contract charges                         --          1,474         $205,125       0.47%          --
2008  Lowest contract charge 0.50% Class B    $104.46             --               --         --       (31.01)%
      Highest contract charge 1.45% Class B   $100.32             --               --         --       (31.66)%
      All contract charges                         --          1,113         $111,588       0.62%          --
2007  Lowest contract charge 0.50% Class B    $151.41             --               --         --         8.75%
      Highest contract charge 1.45% Class B   $146.80             --               --         --         7.70%
      All contract charges                         --            866         $127,593       0.52%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2011  Lowest contract charge 0.50% Class B    $129.14             --               --         --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --               --         --         2.89%
      All contract charges                         --            678         $ 83,622       3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --               --         --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --               --         --         4.76%
      All contract charges                         --            613         $ 73,535       2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --               --         --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --               --         --         0.49%
      All contract charges                         --            507         $ 57,768       0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --               --         --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --               --         --         4.94%
      All contract charges                         --            483         $ 54,607      19.47%          --
2007  Lowest contract charge 0.50% Class B    $109.34             --               --         --         8.76%
      Highest contract charge 1.45% Class B   $107.01             --               --         --         7.72%
      All contract charges                         --            213         $ 22,866       3.57%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $210.44             --               --         --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --               --         --       (13.59)%
      All contract charges                         --          2,138         $354,891       1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --               --         --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --               --         --         9.84%
      All contract charges                         --          2,335         $448,383       1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --               --         --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --               --         --        47.89%
      All contract charges                         --          2,370         $413,743       1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --               --         --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --               --         --       (57.97)%
      All contract charges                         --          2,129         $253,220       0.14%          --
2007  Lowest contract charge 0.50% Class B    $343.25             --               --         --        41.30%
      Highest contract charge 1.45% Class B   $372.58             --               --         --        39.95%
      All contract charges                         --          2,232         $634,802       0.00%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A    $167.34             --               --         --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --               --         --         4.03%
      All contract charges                         --            406         $ 71,034       0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --               --         --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --               --         --         2.96%
      All contract charges                         --            441         $ 74,135       1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --               --         --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --               --         --        (3.45)%
      All contract charges                         --            480         $ 78,061       1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --               --         --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --               --         --         2.35%
      All contract charges                         --            531         $ 89,495       3.33%          --
2007  Lowest contract charge 0.50% Class A    $107.06             --               --         --         6.59%
      Highest contract charge 1.45% Class A   $137.16             --               --         --         5.57%
      All contract charges                         --            554         $ 90,855       4.50%          --
EQ/INTERMEDIATE GOVERNMENT BOND INDEX
      Unit Value 0.90% to 1.30%*
2011  Lowest contract charge 0.90% Class B    $151.15             --               --         --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --               --         --         3.94%
      All contract charges                         --            176         $ 24,234       0.59%          --
2010  Lowest contract charge 0.50% Class B    $141.57             --               --         --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --               --         --         2.87%
      All contract charges                         --            177         $ 23,904       1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --               --         --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --               --         --        (3.52)%
      All contract charges                         --            189         $ 25,089       1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --               --         --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --               --         --         2.26%
      All contract charges                         --            220         $ 30,638       3.33%          --
2007  Lowest contract charge 0.50% Class B    $136.21             --               --         --         6.32%
      Highest contract charge 1.30% Class B   $105.74             --               --         --         5.48%
      All contract charges                         --            225         $ 30,902       4.50%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --               --         --       (18.13)%
      All contract charges                         --          1,229         $119,909       2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --               --         --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --               --         --         7.64%
      All contract charges                         --          1,247         $148,586       1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --               --         --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --               --         --        33.37%
      All contract charges                         --          1,120         $124,727       3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --               --         --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --               --         --       (45.66)%
      All contract charges                         --            889         $ 75,314       1.61%          --
2007  Lowest contract charge 0.50% Class B    $145.80             --               --         --        14.65%
      Highest contract charge 1.45% Class B   $188.80             --               --         --        13.54%
      All contract charges                         --            748         $117,043       0.41%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 67.65             --               --         --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --               --         --       (13.26)%
      All contract charges                         --          3,187         $348,671       2.95%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2010  Lowest contract charge 0.50% Class A    $ 77.24             --               --         --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --               --         --         3.96%
      All contract charges                         --          3,485         $439,022       2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --               --         --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --               --         --        25.55%
      All contract charges                         --          3,794         $458,941       2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --               --         --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --               --         --       (51.31)%
      All contract charges                         --          3,962         $381,162       2.82%          --
2007  Lowest contract charge 0.50% Class A    $118.10             --               --         --        11.45%
      Highest contract charge 1.45% Class A   $154.56             --               --         --        10.38%
      All contract charges                         --          4,247         $838,849       1.50%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 88.50             --               --         --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --               --         --       (13.33)%
      All contract charges                         --            537         $ 44,371       2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --               --         --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --               --         --         3.86%
      All contract charges                         --            614         $ 58,834       2.46%          --
2009  Lowest contract charge 0.50% Class B    $ 96.76             --               --         --        26.47%
      Highest contract charge 1.30% Class B   $ 71.20             --               --         --        25.46%
      All contract charges                         --            676         $ 62,696       2.69%          --
2008  Lowest contract charge 0.50% Class B    $ 76.51             --               --         --       (50.97)%
      Highest contract charge 1.30% Class B   $ 56.75             --               --         --       (51.35)%
      All contract charges                         --            744         $ 55,667       2.82%          --
2007  Lowest contract charge 0.50% Class B    $156.05             --               --         --        11.16%
      Highest contract charge 1.30% Class B   $116.66             --               --         --        10.29%
      All contract charges                         --            787         $121,942       1.50%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 94.32             --               --         --       (16.58)%
      Highest contract charge 1.45% Class B   $114.01             --               --         --       (17.38)%
      All contract charges                         --          1,878         $198,047       1.92%          --
2010  Lowest contract charge 0.50% Class B    $113.07             --               --         --         5.54%
      Highest contract charge 1.45% Class B   $138.00             --               --         --         4.54%
      All contract charges                         --          2,043         $260,491       0.77%          --
2009  Lowest contract charge 0.50% Class B    $107.14             --               --         --        29.60%
      Highest contract charge 1.45% Class B   $132.01             --               --         --        28.35%
      All contract charges                         --          2,074         $252,937       2.12%          --
2008  Lowest contract charge 0.50% Class B    $ 82.67             --               --         --       (43.28)%
      Highest contract charge 1.45% Class B   $102.85             --               --         --       (43.82)%
      All contract charges                         --          2,004         $190,748       2.24%          --
2007  Lowest contract charge 0.50% Class B    $145.75             --               --         --         9.64%
      Highest contract charge 1.45% Class B   $183.08             --               --         --         8.58%
      All contract charges                         --          2,074         $351,707       1.93%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $108.93             --               --         --        (5.89)%
      Highest contract charge 1.45% Class B   $ 97.32             --               --         --        (6.60)%
      All contract charges                         --            360         $ 43,245       1.04%          --
2010  Lowest contract charge 0.50% Class B    $116.66             --               --         --        11.76%
      Highest contract charge 1.45% Class B   $104.20             --               --         --        10.70%
      All contract charges                         --            384         $ 49,132       1.33%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $104.38             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $ 94.13             --               --         --        30.39%
      All contract charges                         --            376         $ 43,960       1.50%          --
2008  Lowest contract charge 0.50% Class B    $ 79.29             --               --         --       (40.07)%
      Highest contract charge 1.45% Class B   $ 72.19             --               --         --       (40.65)%
      All contract charges                         --            380         $ 34,198       1.82%          --
2007  Lowest contract charge 0.50% Class B    $132.31             --               --         --        (1.71)%
      Highest contract charge 1.45% Class B   $121.64             --               --         --        (2.65)%
      All contract charges                         --            431         $ 64,820       1.36%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 90.63             --               --         --        (4.71)%
      Highest contract charge 1.45% Class B   $ 85.52             --               --         --        (5.63)%
      All contract charges                         --            157         $ 13,764       1.03%          --
2010  Lowest contract charge 0.50% Class B    $ 95.11             --               --         --        13.61%
      Highest contract charge 1.45% Class B   $ 90.62             --               --         --        12.53%
      All contract charges                         --            173         $ 16,084       1.05%          --
2009  Lowest contract charge 0.50% Class B    $ 83.72             --               --         --        25.88%
      Highest contract charge 1.45% Class B   $ 80.53             --               --         --        24.68%
      All contract charges                         --            163         $ 13,328       4.70%          --
2008  Lowest contract charge 0.50% Class B    $ 66.51             --               --         --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --               --         --       (38.32)%
      All contract charges                         --            150         $  9,852       0.37%          --
2007  Lowest contract charge 0.50% Class B    $106.78             --               --         --         3.37%
      Highest contract charge 1.45% Class B   $104.71             --               --         --         2.37%
      All contract charges                         --            146         $ 15,557       1.23%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 75.76             --               --         --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --               --         --         0.88%
      All contract charges                         --          1,553         $118,553       0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --               --         --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --               --         --        14.27%
      All contract charges                         --          1,628         $123,033       0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --               --         --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --               --         --        34.24%
      All contract charges                         --          1,755         $115,833       2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --               --         --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --               --         --       (37.20)%
      All contract charges                         --          1,741         $ 85,377       0.14%          --
2007  Lowest contract charge 0.50% Class B    $ 75.03             --               --         --        13.41%
      Highest contract charge 1.45% Class B   $ 76.91             --               --         --        12.33%
      All contract charges                         --          1,870         $145,854       0.00%          --
EQ/LARGE CAP GROWTH PLUS (X)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 62.52             --               --         --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --               --         --        (5.05)%
      All contract charges                         --          1,612         $225,271       0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --               --         --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --               --         --        12.80%
      All contract charges                         --          1,626         $240,110       0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --               --         --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --               --         --        32.89%
      All contract charges                         --          1,746         $229,113       1.30%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/LARGE CAP GROWTH PLUS (X) (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 42.68             --                --        --       (38.55)%
      Highest contract charge 1.45% Class B       $ 66.67             --                --        --       (39.13)%
      All contract charges                             --          1,840        $  181,508      0.11%          --
2007  Lowest contract charge 0.50% Class B        $ 69.45             --                --        --        15.04%
      Highest contract charge 1.45% Class B       $109.53             --                --        --        13.94%
      All contract charges                             --          1,998        $  323,002      0.34%          --
EQ/LARGE CAP VALUE INDEX (Y)
      Unit Value 0.70% to 1.45%
2011  Lowest contract charge 0.70% Class B        $ 60.51             --                --        --        (1.03)%
      Highest contract charge 1.45% Class B       $ 57.72             --                --        --        (1.77)%
      All contract charges                             --            616        $   35,596      1.82%          --
2010  Lowest contract charge 0.50% Class B        $ 61.79             --                --        --        14.04%
      Highest contract charge 1.45% Class B       $ 58.76             --                --        --        12.97%
      All contract charges                             --            276        $   16,209      1.51%          --
2009  Lowest contract charge 0.50% Class B        $ 54.18             --                --        --        18.56%
      Highest contract charge 1.45% Class B       $ 52.01             --                --        --        17.40%
      All contract charges                             --            268        $   14,005     10.00%          --
2008  Lowest contract charge 0.50% Class B        $ 45.70             --                --        --       (56.92)%
      Highest contract charge 1.45% Class B       $ 44.30             --                --        --       (57.33)%
      All contract charges                             --            198        $    8,765      1.43%          --
2007  Lowest contract charge 0.50% Class B        $106.08             --                --        --        (6.41)%
      Highest contract charge 1.45% Class B       $103.83             --                --        --        (7.29)%
      All contract charges                             --            201        $   20,937      0.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A (f)    $112.50             --                --        --        (5.28)%
      Highest contract charge 1.45% Class A (f)   $ 99.17             --                --        --        (6.18)%
      All contract charges                             --          6,453        $  607,136      1.30%          --
2010  Lowest contract charge 0.50% Class A (f)    $118.77             --                --        --        12.34%
      Highest contract charge 1.45% Class A (f)   $105.70             --                --        --        11.26%
      All contract charges                             --          7,115        $  712,720      1.35%          --
2009  Lowest contract charge 0.50% Class A (f)    $105.72             --                --        --        20.01%
      Highest contract charge 1.45% Class A (f)   $ 95.00             --                --        --        18.87%
      All contract charges                             --          7,826        $  703,519      2.43%          --
2008  Lowest contract charge 0.50% Class A (f)    $ 88.09             --                --        --       (43.29)%
      Highest contract charge 1.45% Class A (f)   $ 79.92             --                --        --       (43.83)%
      All contract charges                             --          8,288        $  607,794      3.00%          --
2007  Lowest contract charge 0.50% Class A (f)    $155.34             --                --        --        (5.17)%
      Highest contract charge 1.45% Class A (f)   $142.29             --                --        --        (5.52)%
      All contract charges                             --          9,387        $1,261,004      2.66%          --
EQ/LARGE CAP VALUE PLUS (E)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $111.04             --                --        --        (5.55)%
      Highest contract charge 1.30% Class B       $ 67.99             --                --        --        (6.30)%
      All contract charges                             --            852        $   81,786      1.30%          --
2010  Lowest contract charge 0.50% Class B        $117.56             --                --        --        12.12%
      Highest contract charge 1.30% Class B       $ 72.56             --                --        --        11.24%
      All contract charges                             --            994        $  101,850      1.35%          --
2009  Lowest contract charge 0.50% Class B        $104.86             --                --        --        19.84%
      Highest contract charge 1.30% Class B       $ 65.23             --                --        --        18.88%
      All contract charges                             --          1,154        $  106,366      2.43%          --
2008  Lowest contract charge 0.50% Class B        $ 87.50             --                --        --       (43.61)%
      Highest contract charge 1.30% Class B       $ 54.87             --                --        --       (44.06)%
      All contract charges                             --          1,368        $  124,290      3.00%          --
2007  Lowest contract charge 0.50% Class B        $155.18             --                --        --        (5.03)%
      Highest contract charge 1.30% Class B       $ 98.09             --                --        --        (5.79)%
      All contract charges                             --          1,726        $  239,219      2.66%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.13             --               --         --        (8.97)%
      Highest contract charge 1.45% Class B   $108.93             --               --         --        (9.84)%
      All contract charges                         --            367         $ 39,757       0.72%          --
2010  Lowest contract charge 0.50% Class B    $127.57             --               --         --        13.40%
      Highest contract charge 1.45% Class B   $120.82             --               --         --        12.32%
      All contract charges                         --            340         $ 40,755       0.44%          --
2009  Lowest contract charge 0.50% Class B    $112.50             --               --         --        24.89%
      Highest contract charge 1.45% Class B   $107.57             --               --         --        23.70%
      All contract charges                         --            227         $ 24,207       0.81%          --
2008  Lowest contract charge 0.50% Class B    $ 90.08             --               --         --       (31.32)%
      Highest contract charge 1.45% Class B   $ 86.96             --               --         --       (31.98)%
      All contract charges                         --            104         $  9,067       1.30%          --
2007  Lowest contract charge 0.50% Class B    $131.15             --               --         --        10.12%
      Highest contract charge 1.45% Class B   $127.84             --               --         --         9.07%
      All contract charges                         --             54         $  7,108       0.82%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $137.81             --               --         --       (11.16)%
      Highest contract charge 1.45% Class B   $129.28             --               --         --       (12.01)%
      All contract charges                         --            490         $ 63,068       0.66%          --
2010  Lowest contract charge 0.50% Class B    $155.13             --               --         --        14.37%
      Highest contract charge 1.45% Class B   $146.92             --               --         --        14.87%
      All contract charges                         --            448         $ 65,388       0.99%          --
2009  Lowest contract charge 0.50% Class B    $135.64             --               --         --        36.55%
      Highest contract charge 1.45% Class B   $127.90             --               --         --        35.26%
      All contract charges                         --            353         $ 45,543       1.34%          --
2008  Lowest contract charge 0.50% Class B    $ 99.33             --               --         --       (40.58)%
      Highest contract charge 1.45% Class B   $ 95.89             --               --         --       (41.15)%
      All contract charges                         --            269         $ 25,877       0.98%          --
2007  Lowest contract charge 0.50% Class B    $167.16             --               --         --        15.63%
      Highest contract charge 1.45% Class B   $162.94             --               --         --        14.51%
      All contract charges                         --            227         $ 37,401       0.70%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.17             --               --         --        (2.89)%
      Highest contract charge 1.45% Class B   $108.81             --               --         --        (3.82)%
      All contract charges                         --          2,759         $302,528       0.62%          --
2010  Lowest contract charge 0.50% Class B    $127.87             --               --         --        25.12%
      Highest contract charge 1.45% Class B   $113.13             --               --         --        23.93%
      All contract charges                         --          2,915         $331,992       0.76%          --
2009  Lowest contract charge 0.50% Class B    $102.20             --               --         --        35.58%
      Highest contract charge 1.45% Class B   $ 91.29             --               --         --        34.29%
      All contract charges                         --          2,983         $274,329       1.14%          --
2008  Lowest contract charge 0.50% Class B    $ 75.38             --               --         --       (49.53)%
      Highest contract charge 1.45% Class B   $ 67.98             --               --         --       (50.02)%
      All contract charges                         --          2,796         $192,207       0.92%          --
2007  Lowest contract charge 0.50% Class B    $149.37             --               --         --         7.48%
      Highest contract charge 1.45% Class B   $136.02             --               --         --         6.46%
      All contract charges                         --          2,644         $364,141       0.00%          --
EQ/MID CAP VALUE PLUS (G)(H)(I)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $160.44             --               --         --        (9.88)%
      Highest contract charge 1.45% Class B   $114.55             --               --         --       (10.74)%
      All contract charges                         --          2,799         $399,994       0.84%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MID CAP VALUE PLUS (G)(H)(I) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $178.03             --               --         --        21.85%
      Highest contract charge 1.45% Class B   $128.33             --               --         --        20.69%
      All contract charges                         --          3,090         $493,736       1.01%          --
2009  Lowest contract charge 0.50% Class B    $146.11             --               --         --        35.17%
      Highest contract charge 1.45% Class B   $106.33             --               --         --        33.88%
      All contract charges                         --          3,356         $444,470       1.36%          --
2008  Lowest contract charge 0.50% Class B    $108.09             --               --         --       (39.87)%
      Highest contract charge 1.45% Class B   $ 79.42             --               --         --       (40.45)%
      All contract charges                         --          2,463         $244,404       1.43%          --
2007  Lowest contract charge 0.50% Class B    $179.75             --               --         --        (2.09)%
      Highest contract charge 1.45% Class B   $133.36             --               --         --        (3.03)%
      All contract charges                         --          2,763         $458,308       1.01%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2011  Lowest contract charge 0.00% Class A    $  1.00             --               --         --         0.00%
      Highest contract charge 1.45% Class A   $117.06             --               --         --        (1.45)%
      All contract charges                         --          1,582         $ 66,822       0.01%          --
2010  Lowest contract charge 0.50% Class A    $106.54             --               --         --        (0.40)%
      Highest contract charge 1.49% Class A   $ 35.91             --               --         --        (1.51)%
      All contract charges                         --          1,522         $ 75,400       0.06%          --
2009  Lowest contract charge 0.50% Class A    $106.97             --               --         --        (0.21)%
      Highest contract charge 1.49% Class A   $ 36.46             --               --         --        (1.43)%
      All contract charges                         --          1,888         $ 95,425       0.17%          --
2008  Lowest contract charge 0.50% Class A    $107.20             --               --         --         1.85%
      Highest contract charge 1.49% Class A   $ 36.99             --               --         --         1.04%
      All contract charges                         --          2,804         $139,434       2.82%          --
2007  Lowest contract charge 0.50% Class A    $105.25             --               --         --         4.46%
      Highest contract charge 1.49% Class A   $ 36.61             --               --         --         3.62%
      All contract charges                         --          3,066         $147,228       4.79%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2011  Lowest contract charge 0.00% Class B    $  1.00             --               --         --         0.00%
      Highest contract charge 1.30% Class B   $100.81             --               --         --        (1.28)%
      All contract charges                         --            882         $ 38,034       0.01%          --
2010  Lowest contract charge 0.50% Class B    $117.46             --               --         --        (0.49)%
      Highest contract charge 1.30% Class B   $102.12             --               --         --        (1.28)%
      All contract charges                         --            328         $ 37,487       0.06%          --
2009  Lowest contract charge 0.50% Class B    $118.04             --               --         --        (0.51)%
      Highest contract charge 1.30% Class B   $103.45             --               --         --        (1.29)%
      All contract charges                         --            380         $ 44,026       0.17%          --
2008  Lowest contract charge 0.50% Class B    $118.64             --               --         --         1.60%
      Highest contract charge 1.30% Class B   $104.80             --               --         --         0.80%
      All contract charges                         --            466         $ 55,344       2.82%          --
2007  Lowest contract charge 0.50% Class B    $116.77             --               --         --         4.18%
      Highest contract charge 1.30% Class B   $103.97             --               --         --         3.35%
      All contract charges                         --            368         $ 44,041       4.79%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $132.95             --               --         --         2.16%
      Highest contract charge 1.45% Class B   $125.87             --               --         --         1.39%
      All contract charges                         --            295         $ 37,352       0.50%          --
2010  Lowest contract charge 0.50% Class B    $131.79             --               --         --         7.68%
      Highest contract charge 1.45% Class B   $124.15             --               --         --         6.65%
      All contract charges                         --            325         $ 40,465       0.61%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $122.39             --               --         --        29.09%
      Highest contract charge 1.45% Class B   $116.41             --               --         --        27.85%
      All contract charges                         --            287         $ 33,366       0.44%          --
2008  Lowest contract charge 0.50% Class B    $ 94.81             --               --         --       (33.23)%
      Highest contract charge 1.45% Class B   $ 91.05             --               --         --       (33.86)%
      All contract charges                         --            216         $ 19,750       0.25%          --
2007  Lowest contract charge 0.50% Class B    $141.99             --               --         --        20.21%
      Highest contract charge 1.45% Class B   $137.67             --               --         --        19.06%
      All contract charges                         --            106         $ 14,637       0.46%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.17             --               --         --        (8.16)%
      Highest contract charge 1.45% Class B   $153.06             --               --         --        (9.03)%
      All contract charges                         --          1,246         $187,783       0.26%          --
2010  Lowest contract charge 0.50% Class B    $177.66             --               --         --        31.64%
      Highest contract charge 1.45% Class B   $168.26             --               --         --        30.38%
      All contract charges                         --            997         $166,171       0.12%          --
2009  Lowest contract charge 0.50% Class B    $134.96             --               --         --        56.28%
      Highest contract charge 1.45% Class B   $129.05             --               --         --        54.79%
      All contract charges                         --            662         $ 84,822       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 86.36             --               --         --       (47.59)%
      Highest contract charge 1.45% Class B   $ 83.37             --               --         --       (48.09)%
      All contract charges                         --            384         $ 32,050       0.00%          --
2007  Lowest contract charge 0.50% Class B    $164.77             --               --         --        21.80%
      Highest contract charge 1.45% Class B   $160.61             --               --         --        20.63%
      All contract charges                         --            286         $ 45,962       0.34%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 88.18             --               --         --        (4.93)%
      Highest contract charge 1.45% Class B   $ 83.80             --               --         --        (5.83)%
      All contract charges                         --            308         $ 25,979       0.90%          --
2010  Lowest contract charge 0.50% Class B    $ 92.75             --               --         --        11.37%
      Highest contract charge 1.45% Class B   $ 88.99             --               --         --        10.31%
      All contract charges                         --            342         $ 30,620       1.86%          --
2009  Lowest contract charge 0.50% Class B    $ 83.28             --               --         --        24.50%
      Highest contract charge 1.45% Class B   $ 80.67             --               --         --        23.31%
      All contract charges                         --            364         $ 29,448       0.19%          --
2008  Lowest contract charge 0.50% Class B    $ 66.89             --               --         --       (38.41)%
      Highest contract charge 1.45% Class B   $ 65.42             --               --         --       (39.00)%
      All contract charges                         --            351         $ 23,077       3.77%          --
2007  Lowest contract charge 0.50% Class B    $108.61             --               --         --         1.15%
      Highest contract charge 1.45% Class B   $107.25             --               --         --         0.17%
      All contract charges                         --            337         $ 36,145       0.00%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 99.14             --               --         --        (9.08)%
      Highest contract charge 1.45% Class B   $ 94.21             --               --         --        (9.94)%
      All contract charges                         --            525         $ 49,427       0.83%          --
2010  Lowest contract charge 0.50% Class B    $109.04             --               --         --        14.61%
      Highest contract charge 1.45% Class B   $104.61             --               --         --        13.51%
      All contract charges                         --            356         $ 37,232       0.66%          --
2009  Lowest contract charge 0.50% Class B    $ 95.14             --               --         --        37.92%
      Highest contract charge 1.45% Class B   $ 92.16             --               --         --        36.61%
      All contract charges                         --            242         $ 22,289       0.70%          --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                      YEARS ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                                   UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ---------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $ 68.98             --               --         --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46             --               --         --       (41.61)%
      All contract charges                             --            160         $ 10,889       1.37%          --
2007  Lowest contract charge 0.50% Class B        $116.99             --               --         --         5.18%
      Highest contract charge 1.45% Class B       $115.53             --               --         --         4.17%
      All contract charges                             --            114         $ 13,151       0.37%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 1.10% to 1.25%*
2011  Lowest contract charge 1.10% Class A (s)    $ 99.23             --               --         --        (1.05)%
      Highest contract charge 1.25% Class A (s)   $ 98.88             --               --         --        (1.20)%
      All contract charges                             --              2         $    163       0.48%          --
2010  Lowest contract charge 1.10% Class A (s)    $100.28             --               --         --        (0.02)%
      Highest contract charge 1.25% Class A (s)   $100.08             --               --         --        (0.17)%
      All contract charges                             --              2         $    168       0.33%          --
2009  Lowest contract charge 1.10% Class A (s)    $100.30             --               --         --         0.30%
      Highest contract charge 1.25% Class A (s)   $100.25             --               --         --         0.25%
      All contract charges                             --              2         $    171       1.17%          --
EQ/PIMCO ULTRA SHORT BOND (J)(K)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B        $113.17             --               --         --        (0.69)%
      Highest contract charge 1.45% Class B       $106.16             --               --         --        (1.64)%
      All contract charges                             --          1,147         $123,827       0.48%          --
2010  Lowest contract charge 0.50% Class B        $113.96             --               --         --         0.34%
      Highest contract charge 1.45% Class B       $107.93             --               --         --        (0.62)%
      All contract charges                             --          1,333         $145,853       0.33%          --
2009  Lowest contract charge 0.50% Class B        $113.57             --               --         --         7.47%
      Highest contract charge 1.45% Class B       $108.60             --               --         --         6.44%
      All contract charges                             --          1,345         $147,582       1.17%          --
2008  Lowest contract charge 0.50% Class B        $105.68             --               --         --        (4.53)%
      Highest contract charge 1.45% Class B       $102.03             --               --         --        (5.44)%
      All contract charges                             --            975         $100,324       3.21%          --
2007  Lowest contract charge 0.50% Class B        $110.69             --               --         --        10.91%
      Highest contract charge 1.45% Class B       $107.90             --               --         --         9.86%
      All contract charges                             --            448         $ 48,682       3.10%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class A        $165.87             --               --         --         0.75%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         0.00%
      All contract charges                             --            586         $105,659       2.46%          --
2010  Lowest contract charge 0.50% Class A        $109.76             --               --         --         5.93%
      Highest contract charge 1.45% Class A       $141.77             --               --         --         4.93%
      All contract charges                             --            663         $119,757      10.69%          --
2009  Lowest contract charge 0.50% Class A        $103.61             --               --         --         5.75%
      Highest contract charge 1.45% Class A       $135.11             --               --         --         4.74%
      All contract charges                             --            714         $122,518       3.62%          --
2008  Lowest contract charge 0.50% Class A        $ 97.98             --               --         --        (6.79)%
      Highest contract charge 1.45% Class A       $129.00             --               --         --        (7.69)%
      All contract charges                             --            603         $ 98,734       5.15%          --
2007  Lowest contract charge 0.50% Class A        $105.12             --               --         --         4.28%
      Highest contract charge 1.45% Class A       $139.74             --               --         --         3.27%
      All contract charges                             --            691         $122,544       5.12%          --
EQ/QUALITY BOND PLUS (O)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B        $145.89             --               --         --         0.72%
      Highest contract charge 1.30% Class B       $105.09             --               --         --        (0.08)%
      All contract charges                             --            225         $ 31,270       2.46%          --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/QUALITY BOND PLUS (O) (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $144.85             --               --         --         5.71%
      Highest contract charge 1.30% Class B   $105.17             --               --         --         4.88%
      All contract charges                         --            257         $ 35,267      10.69%          --
2009  Lowest contract charge 0.50% Class B    $137.03             --               --         --         5.54%
      Highest contract charge 1.30% Class B   $100.28             --               --         --         4.70%
      All contract charges                         --            266         $ 35,438       3.62%          --
2008  Lowest contract charge 0.50% Class B    $129.84             --               --         --        (7.02)%
      Highest contract charge 1.30% Class B   $ 95.78             --               --         --        (7.74)%
      All contract charges                         --            195         $ 25,267       5.15%          --
2007  Lowest contract charge 0.50% Class B    $139.64             --               --         --         4.01%
      Highest contract charge 1.30% Class B   $103.82             --               --         --         3.18%
      All contract charges                         --            241         $ 33,892       5.12%          --
EQ/SMALL COMPANY INDEX (N)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $163.21             --               --         --        (4.48)%
      Highest contract charge 1.45% Class B   $148.17             --               --         --        (5.39)%
      All contract charges                         --          1,195         $175,975       0.67%          --
2010  Lowest contract charge 0.50% Class B    $170.86             --               --         --        25.19%
      Highest contract charge 1.45% Class B   $156.61             --               --         --        24.00%
      All contract charges                         --          1,249         $194,601       0.97%          --
2009  Lowest contract charge 0.50% Class B    $136.48             --               --         --        25.50%
      Highest contract charge 1.45% Class B   $126.30             --               --         --        24.30%
      All contract charges                         --          1,263         $158,989       0.00%          --
2008  Lowest contract charge 0.50% Class B    $108.75             --               --         --       (34.46)%
      Highest contract charge 1.45% Class B   $101.61             --               --         --       (35.09)%
      All contract charges                         --          1,079         $110,179       0.86%          --
2007  Lowest contract charge 0.50% Class B    $165.93             --               --         --        (2.33)%
      Highest contract charge 1.45% Class B   $156.54             --               --         --        (3.26)%
      All contract charges                         --          1,028         $162,622       1.40%          --
EQ/T. ROWE PRICE GROWTH STOCK (C)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $108.34             --               --         --        (2.43)%
      Highest contract charge 1.45% Class B   $101.09             --               --         --        (3.36)%
      All contract charges                         --          1,478         $149,894       0.00%          --
2010  Lowest contract charge 0.50% Class B    $111.04             --               --         --        15.81%
      Highest contract charge 1.45% Class B   $104.60             --               --         --        14.71%
      All contract charges                         --          1,301         $136,780       0.00%          --
2009  Lowest contract charge 0.50% Class B    $ 95.88             --               --         --        41.92%
      Highest contract charge 1.45% Class B   $ 91.19             --               --         --        40.57%
      All contract charges                         --          1,059         $ 96,907       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 67.56             --               --         --       (42.49)%
      Highest contract charge 1.45% Class B   $ 64.87             --               --         --       (43.05)%
      All contract charges                         --            804         $ 52,446       0.00%          --
2007  Lowest contract charge 0.50% Class B    $117.48             --               --         --         6.69%
      Highest contract charge 1.45% Class B   $113.91             --               --         --         5.67%
      All contract charges                         --            750         $ 86,072       0.14%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $ 81.83             --               --         --        (8.76)%
      Highest contract charge 1.45% Class B   $ 77.77             --               --         --        (9.62)%
      All contract charges                         --            375         $ 29,358       1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 89.69             --               --         --         7.45%
      Highest contract charge 1.45% Class B   $ 86.05             --               --         --         6.42%
      All contract charges                         --            363         $ 31,436       1.51%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY (CONTINUED)
2009  Lowest contract charge 0.50% Class B    $ 83.47            --               --          --        29.39%
      Highest contract charge 1.45% Class B   $ 80.86            --               --          --        28.15%
      All contract charges                         --           345          $27,972        1.63%          --
2008  Lowest contract charge 0.50% Class B    $ 64.51            --               --          --       (41.12)%
      Highest contract charge 1.45% Class B   $ 63.10            --               --          --       (41.68)%
      All contract charges                         --           291          $18,450        1.69%          --
2007  Lowest contract charge 0.50% Class B    $109.56            --               --          --         1.58%
      Highest contract charge 1.45% Class B   $108.19            --               --          --         0.60%
      All contract charges                         --           276          $29,896        0.67%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Class B    $114.40            --               --          --        (3.50)%
      Highest contract charge 1.34% Class B   $109.19            --               --          --        (4.12)%
      All contract charges                         --           177          $18,894        0.73%          --
2010  Lowest contract charge 0.50% Class B    $120.05            --               --          --        12.50%
      Highest contract charge 1.45% Class B   $113.09            --               --          --        11.43%
      All contract charges                         --           206          $22,949        0.73%          --
2009  Lowest contract charge 0.50% Class B    $106.71            --               --          --        31.77%
      Highest contract charge 1.45% Class B   $101.49            --               --          --        30.52%
      All contract charges                         --           207          $20,745        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 80.98            --               --          --       (40.33)%
      Highest contract charge 1.45% Class B   $ 77.76            --               --          --       (40.90)%
      All contract charges                         --           195          $15,016        1.19%          --
2007  Lowest contract charge 0.50% Class B    $135.71            --               --          --         0.66%
      Highest contract charge 1.45% Class B   $131.58            --               --          --        (0.30)%
      All contract charges                         --           204          $27,120        0.92%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $103.75            --               --          --        (2.67)%
      Highest contract charge 1.45% Class B   $ 98.64            --               --          --        (3.40)%
      All contract charges                         --           230          $22,874        1.38%          --
2010  Lowest contract charge 0.50% Class B    $107.82            --               --          --        14.64%
      Highest contract charge 1.45% Class B   $102.11            --               --          --        13.55%
      All contract charges                         --           227          $23,239        1.31%          --
2009  Lowest contract charge 0.50% Class B    $ 94.05            --               --          --        27.77%
      Highest contract charge 1.45% Class B   $ 89.93            --               --          --        26.54%
      All contract charges                         --           210          $18,995        0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 73.61            --               --          --       (37.26)%
      Highest contract charge 1.45% Class B   $ 71.07            --               --          --       (37.86)%
      All contract charges                         --           197          $14,153        1.92%          --
2007  Lowest contract charge 0.50% Class B    $117.33            --               --          --        (2.99)%
      Highest contract charge 1.45% Class B   $114.37            --               --          --        (3.92)%
      All contract charges                         --           199          $22,805        1.69%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $110.09            --               --          --        (6.34)%
      Highest contract charge 1.45% Class B   $101.17            --               --          --        (7.23)%
      All contract charges                         --           930          $96,316        0.00%          --
2010  Lowest contract charge 0.50% Class B    $117.54            --               --          --        16.70%
      Highest contract charge 1.45% Class B   $109.06            --               --          --        15.59%
      All contract charges                         --           661          $73,829        0.01%          --
2009  Lowest contract charge 0.50% Class B    $100.72            --               --          --        39.60%
      Highest contract charge 1.45% Class B   $ 94.35            --               --          --        38.26%
      All contract charges                         --           484          $46,515        0.19%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
EQ/WELLS FARGO OMEGA GROWTH (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.15            --               --          --       (27.97)%
      Highest contract charge 1.45% Class B               $ 68.24            --               --          --       (28.66)%
      All contract charges                                     --           305          $21,123        0.58%          --
2007  Lowest contract charge 0.50% Class B                $100.16            --               --          --        10.77%
      Highest contract charge 1.45% Class B               $ 95.65            --               --          --         9.72%
      All contract charges                                     --           295          $28,671        0.00%          --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class 2 (t)    $102.91            --               --          --        (3.27)%
      Highest contract charge 1.45% Service Class 2 (t)   $ 89.78            --               --          --        (7.73)%
      All contract charges                                     --           650          $71,089        1.27%          --
2010  Lowest contract charge 0.70% Service Class 2 (t)    $117.81            --               --          --        12.48%
      Highest contract charge 1.34% Service Class 2 (t)   $117.57            --               --          --        12.28%
      All contract charges                                     --           147          $16,900        2.98%          --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $102.63            --               --          --        (0.25)%
      Highest contract charge 1.20% Service Class 2 (t)   $102.11            --               --          --        (0.55)%
      All contract charges                                     --             6          $   659        3.76%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $102.89            --               --          --         3.37%
      Highest contract charge 1.20% Service Class 2 (t)   $102.67            --               --          --         3.16%
      All contract charges                                     --             2          $   192        3.45%          --
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2011  Lowest contract charge 0.90% Service Class 2 (t)    $ 99.51            --               --          --       (11.65)%
      Highest contract charge 1.20% Service Class 2 (t)   $ 99.00            --               --          --       (11.91)%
      All contract charges                                     --            39          $ 3,930        0.03%          --
2010  Lowest contract charge 0.90% Service Class 2 (t)    $112.63            --               --          --        13.50%
      Highest contract charge 1.20% Service Class 2 (t)   $112.39            --               --          --        13.27%
      All contract charges                                     --            13          $ 1,569        0.28%          --
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Shares (t)     $ 86.38            --               --          --       (11.80)%
      Highest contract charge 1.34% Service Shares (t)    $ 86.03            --               --          --       (12.14)%
      All contract charges                                     --            43          $ 3,873        1.38%          --
2010  Lowest contract charge 0.90% Service Shares (t)     $107.80            --               --          --         7.99%
      Highest contract charge 1.20% Service Shares (t)    $107.57            --               --          --         7.77%
      All contract charges                                     --             3          $   377        1.16%          --
INVESCO V.I. DIVIDEND GROWTH FUND (W)
      Unit Value 1.00% to 1.20%*
2011  Lowest contract charge 1.00% Series II (z)          $ 90.74            --               --          --        (8.50)%
      Highest contract charge 1.20% Series II (z)         $ 90.43            --               --          --        (8.63)%
      All contract charges                                     --             2          $   139        0.00%          --
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Series II (t)          $103.15            --               --          --        (7.20)%
      Highest contract charge 1.45% Series II (t)         $ 87.60            --               --          --       (11.03)%
      All contract charges                                     --           118          $12,045        4.79%          --
2010  Lowest contract charge 0.70% Series II (t)          $109.44            --               --          --         5.19%
      Highest contract charge 1.34% Series II (t)         $109.21            --               --          --         5.00%
      All contract charges                                     --            33          $ 3,634        1.16%          --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (aa)         $ 95.38            --               --          --        (4.60)%
      Highest contract charge 1.34% Series II (aa)        $ 94.99            --               --          --        (4.97)%
      All contract charges                                     --            28          $ 2,717        0.00%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $ 87.16            --               --          --       (10.41)%
      Highest contract charge 1.34% Series II (t)        $ 86.80            --               --          --       (10.76)%
      All contract charges                                    --            89          $ 8,406        0.59%          --
2010  Lowest contract charge 0.90% Series II (t)         $109.72            --               --          --        11.11%
      Highest contract charge 1.20% Series II (t)        $109.49            --               --          --        10.89%
      All contract charges                                    --            12          $ 1,264        1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Series II (t)         $106.96            --               --          --        (6.97)%
      Highest contract charge 1.34% Series II (t)        $105.76            --               --          --        (7.75)%
      All contract charges                                    --            67          $ 7,017        0.11%          --
2010  Lowest contract charge 0.70% Series II (t)         $114.89            --               --          --         9.90%
      Highest contract charge 1.34% Series II (t)        $114.65            --               --          --         9.70%
      All contract charges                                    --            16          $ 1,938        0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Series II (t)         $122.49            --               --          --        (1.68)%
      Highest contract charge 1.34% Series II (t)        $121.44            --               --          --        (2.31)%
      All contract charges                                    --            33          $ 3,749        0.00%          --
2010  Lowest contract charge 0.70% Series II (t)         $124.58            --               --          --        17.58%
      Highest contract charge 1.34% Series II (t)        $124.31            --               --          --        17.37%
      All contract charges                                    --             5          $   788        0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Common Shares (t)     $103.21            --               --          --        (9.53)%
      Highest contract charge 1.45% Common Shares (t)    $ 86.86            --               --          --       (12.04)%
      All contract charges                                    --           143          $16,122        0.00%          --
2010  Lowest contract charge 0.70% Common Shares (t)     $128.82            --               --          --        24.79%
      Highest contract charge 1.34% Common Shares (t)    $128.55            --               --          --        24.57%
      All contract charges                                    --            29          $ 3,760        0.00%          --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (v)     $111.56            --               --          --         4.73%
      Highest contract charge 1.34% Common Shares (v)    $110.31            --               --          --         3.85%
      All contract charges                                    --           301          $33,347        6.59%          --
2010  Lowest contract charge 0.70% Common Shares (v)     $106.45            --               --          --         4.86%
      Highest contract charge 1.34% Common Shares (v)    $106.22            --               --          --         4.67%
      All contract charges                                    --            53          $ 5,682        0.00%          --
IVY FUNDS MID CAP GROWTH
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Common Shares (aa)    $ 90.05            --               --          --        (7.12)%
      Highest contract charge 1.34% Common Shares (aa)   $ 89.68            --               --          --        (7.48)%
      All contract charges                                    --            64          $ 5,792        0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Common Shares (t)     $ 79.53            --               --          --       (16.05)%
      Highest contract charge 1.34% Common Shares (t)    $ 79.10            --               --          --       (16.49)%
      All contract charges                                    --            32          $ 2,757        0.35%          --
2010  Lowest contract charge 0.90% Common Shares (t)     $112.82            --               --          --        13.52%
      Highest contract charge 1.20% Common Shares (t)    $112.58            --               --          --        13.30%
      All contract charges                                    --             2          $   268        0.00%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                             YEARS ENDED DECEMBER 31,
                                                        ----------------------------------------------------------------
                                                                          UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ---------- -------------- ---------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Shares (v)    $ 92.74             --               --         --       (18.44)%
      Highest contract charge 1.45% Service Shares (v)   $ 82.12             --               --         --       (15.20)%
      All contract charges                                    --            499         $ 45,930       2.84%          --
2010  Lowest contract charge 0.50% Service Shares (v)    $113.71             --               --         --         8.60%
      Highest contract charge 1.34% Service Shares (v)   $113.40             --               --         --         8.34%
      All contract charges                                    --            144         $ 16,398       1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (t)     $108.65             --               --         --        (2.46)%
      Highest contract charge 1.34% Service Class (t)    $107.72             --               --         --        (3.09)%
      All contract charges                                    --            281         $ 29,846       1.30%          --
2010  Lowest contract charge 0.70% Service Class (t)     $111.39             --               --         --         7.84%
      Highest contract charge 1.34% Service Class (t)    $111.16             --               --         --         7.65%
      All contract charges                                    --             55         $  6,102       0.00%          --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2011  Lowest contract charge 0.70% Service Class (v)     $118.75             --               --         --        (0.34)%
      Highest contract charge 1.34% Service Class (v)    $117.74             --               --         --        (0.98)%
      All contract charges                                    --             22         $  2,551       0.26%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.15             --               --         --        12.10%
      Highest contract charge 1.34% Service Class (v)    $118.90             --               --         --        11.90%
      All contract charges                                    --              3         $    314       0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2011  Lowest contract charge 0.90% Service Class (t)     $111.25             --               --         --        (3.29)%
      Highest contract charge 1.34% Service Class (t)    $110.60             --               --         --        (3.72)%
      All contract charges                                    --             32         $  3,388       0.82%          --
2010  Lowest contract charge 0.90% Service Class (t)     $115.04             --               --         --         9.34%
      Highest contract charge 1.34% Service Class (t)    $114.87             --               --         --         9.20%
      All contract charges                                    --             16         $  1,748       0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $120.03             --               --         --         0.55%
      Highest contract charge 1.45% Service Class (v)    $ 92.48             --               --         --        (3.74)%
      All contract charges                                    --             80         $  9,624       0.00%          --
2010  Lowest contract charge 0.70% Service Class (v)     $119.29             --               --         --        11.34%
      Highest contract charge 1.34% Service Class (v)    $119.04             --               --         --        11.14%
      All contract charges                                    --             16         $  1,973       0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Service Class (v)     $117.74             --               --         --         5.98%
      Highest contract charge 1.45% Service Class (v)    $ 94.91             --               --         --        (3.94)%
      All contract charges                                    --            175         $ 20,340       3.47%          --
2010  Lowest contract charge 0.70% Service Class (v)     $111.03             --               --         --         9.36%
      Highest contract charge 1.34% Service Class (v)    $110.79             --               --         --         9.16%
      All contract charges                                    --             19         $  2,068       0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A               $ 93.39             --               --         --        (6.52)%
      Highest contract charge 1.45% Class A              $ 66.42             --               --         --        (7.42)%
      All contract charges                                    --          6,544         $497,562       0.15%          --
2010  Lowest contract charge 0.50% Class A               $ 99.90             --               --         --        17.31%
      Highest contract charge 1.45% Class A              $ 71.74             --               --         --        16.19%
      All contract charges                                    --          7,304         $598,009       0.87%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (L)(U) (CONTINUED)
2009  Lowest contract charge 0.50% Class A    $ 85.16             --               --         --        36.94%
      Highest contract charge 1.45% Class A   $ 61.74             --               --         --        35.63%
      All contract charges                         --          7,754         $543,315       0.40%          --
2008  Lowest contract charge 0.50% Class A    $ 62.19             --               --         --       (46.81)%
      Highest contract charge 1.45% Class A   $ 45.52             --               --         --       (47.32)%
      All contract charges                         --          7,902         $406,785       0.49%          --
2007  Lowest contract charge 0.50% Class A    $116.93             --               --         --        11.11%
      Highest contract charge 1.45% Class A   $ 86.41             --               --         --        10.03%
      All contract charges                         --          8,900         $867,396       0.10%          --
MULTIMANAGER AGGRESSIVE EQUITY (L)(U)
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $ 70.00             --               --         --        (6.75)%
      Highest contract charge 1.30% Class B   $ 88.48             --               --         --        (7.49)%
      All contract charges                         --            303         $ 20,908       0.15%          --
2010  Lowest contract charge 0.50% Class B    $ 75.07             --               --         --        17.02%
      Highest contract charge 1.30% Class B   $ 95.64             --               --         --        16.10%
      All contract charges                         --            367         $ 27,322       0.87%          --
2009  Lowest contract charge 0.50% Class B    $ 64.15             --               --         --        36.58%
      Highest contract charge 1.30% Class B   $ 82.38             --               --         --        35.52%
      All contract charges                         --            279         $ 17,675       0.40%          --
2008  Lowest contract charge 0.50% Class B    $ 46.97             --               --         --       (46.94)%
      Highest contract charge 1.30% Class B   $ 60.79             --               --         --       (47.37)%
      All contract charges                         --            133         $  6,081       0.49%          --
2007  Lowest contract charge 0.50% Class B    $ 88.52             --               --         --        10.83%
      Highest contract charge 1.30% Class B   $115.50             --               --         --         9.95%
      All contract charges                         --            159         $ 13,842       0.10%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $155.17             --               --         --         5.28%
      Highest contract charge 1.45% Class B   $140.97             --               --         --         4.28%
      All contract charges                         --            844         $120,045       2.57%          --
2010  Lowest contract charge 0.50% Class B    $147.39             --               --         --         5.68%
      Highest contract charge 1.45% Class B   $135.19             --               --         --         4.66%
      All contract charges                         --            818         $111,731       2.80%          --
2009  Lowest contract charge 0.50% Class B    $139.47             --               --         --         7.77%
      Highest contract charge 1.45% Class B   $129.17             --               --         --         6.74%
      All contract charges                         --            666         $ 86,980       3.57%          --
2008  Lowest contract charge 0.50% Class B    $129.41             --               --         --         1.95%
      Highest contract charge 1.45% Class B   $121.01             --               --         --         0.98%
      All contract charges                         --            582         $ 71,497       4.88%          --
2007  Lowest contract charge 0.50% Class B    $126.94             --               --         --         5.73%
      Highest contract charge 1.45% Class B   $119.83             --               --         --         4.71%
      All contract charges                         --            594         $ 72,099       4.09%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $116.60             --               --         --       (18.39)%
      Highest contract charge 1.45% Class B   $105.93             --               --         --       (19.17)%
      All contract charges                         --            489         $ 52,486       1.60%          --
2010  Lowest contract charge 0.50% Class B    $142.88             --               --         --         6.42%
      Highest contract charge 1.45% Class B   $131.06             --               --         --         5.40%
      All contract charges                         --            552         $ 73,081       2.93%          --
2009  Lowest contract charge 0.50% Class B    $134.26             --               --         --        29.27%
      Highest contract charge 1.45% Class B   $124.34             --               --         --        28.04%
      All contract charges                         --            597         $ 74,900       1.59%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                --         --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                --         --       (48.00)%
      All contract charges                         --           616          $ 60,647       1.53%          --
2007  Lowest contract charge 0.50% Class B    $197.82            --                --         --        11.87%
      Highest contract charge 1.45% Class B   $186.75            --                --         --        10.79%
      All contract charges                         --           644          $121,692       0.72%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $109.12            --                --         --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                --         --        (8.69)%
      All contract charges                         --           125          $ 12,610       0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                --         --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                --         --         9.93%
      All contract charges                         --           137          $ 15,023       0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                --         --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                --         --        30.58%
      All contract charges                         --           150          $ 15,024       1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                --         --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                --         --       (40.41)%
      All contract charges                         --           159          $ 12,192       0.51%          --
2007  Lowest contract charge 0.50% Class B    $134.47            --                --         --         4.48%
      Highest contract charge 1.45% Class B   $126.94            --                --         --         3.47%
      All contract charges                         --           173          $ 22,281       0.43%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $124.43            --                --         --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                --         --        (6.89)%
      All contract charges                         --           414          $ 47,447       0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                --         --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                --         --        11.51%
      All contract charges                         --           468          $ 57,445       0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                --         --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                --         --        21.09%
      All contract charges                         --           507          $ 55,659       1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                --         --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                --         --       (38.36)%
      All contract charges                         --           523          $ 47,681       1.42%          --
2007  Lowest contract charge 0.50% Class B    $154.53            --                --         --         3.12%
      Highest contract charge 1.45% Class B   $145.88            --                --         --         2.13%
      All contract charges                         --           501            73,897       1.12%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B    $114.08            --                --         --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                --         --        (9.22)%
      All contract charges                         --           573          $ 61,816       0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                --         --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                --         --        25.04%
      All contract charges                         --           642          $ 76,165       0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                --         --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                --         --        39.71%
      All contract charges                         --           679          $ 64,442       0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                --         --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                --         --       (44.40)%
      All contract charges                         --           679          $ 46,112       0.00%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                  YEARS ENDED DECEMBER 31,
                                             ----------------------------------------------------------------
                                                               UNITS        NET ASSETS   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER MID CAP GROWTH (CONTINUED)
2007  Lowest contract charge 0.50% Class B    $127.03            --                --         --        11.34%
      Highest contract charge 1.45% Class B   $119.92            --                --         --        10.27%
      All contract charges                         --           730          $ 88,998       0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B    $141.96            --                --         --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                --         --       (14.58)%
      All contract charges                         --           440          $ 57,115       0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                --         --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                --         --        23.10%
      All contract charges                         --           487          $ 74,122       0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                --         --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                --         --        42.28%
      All contract charges                         --           487          $ 60,246       3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                --         --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                --         --       (36.90)%
      All contract charges                         --           478          $ 41,835       0.45%          --
2007  Lowest contract charge 0.50% Class B    $144.72            --                --         --        (0.41)%
      Highest contract charge 1.45% Class B   $136.63            --                --         --        (1.36)%
      All contract charges                         --           514          $ 71,135       0.00%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                --         --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                --         --         3.81%
      All contract charges                         --           546          $ 88,897       3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                --         --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                --         --         5.35%
      All contract charges                         --           586          $ 92,038       2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                --         --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                --         --         8.32%
      All contract charges                         --           599          $ 89,248       4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                --         --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                --         --       (24.43)%
      All contract charges                         --           645          $ 88,735       9.05%          --
2007  Lowest contract charge 0.50% Class A    $105.59            --                --         --         2.88%
      Highest contract charge 1.45% Class A   $106.88            --                --         --         1.90%
      All contract charges                         --           749          $136,313       7.58%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2011  Lowest contract charge 0.50% Class B    $127.26            --                --         --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                --         --         3.72%
      All contract charges                         --           289          $ 29,574       3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                --         --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                --         --         5.26%
      All contract charges                         --           305          $ 30,085       2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                --         --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                --         --         8.23%
      All contract charges                         --           277          $ 26,252       4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                --         --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                --         --       (24.49)%
      All contract charges                         --           298          $ 26,227       9.05%          --
2007  Lowest contract charge 0.50% Class B    $138.16            --                --         --         2.62%
      Highest contract charge 1.30% Class B   $104.30            --                --         --         1.81%
      All contract charges                         --           384          $ 44,436       7.58%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (D)
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $114.12             --               --         --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --               --         --       (16.90)%
      All contract charges                                   --            365         $ 39,106       0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --               --         --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --               --         --        25.81%
      All contract charges                                   --            410         $ 52,764       0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --               --         --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --               --         --        32.58%
      All contract charges                                   --            429         $ 43,863       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 80.00             --               --         --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --               --         --       (42.96)%
      All contract charges                                   --            416         $ 32,215       0.00%          --
2007  Lowest contract charge 0.50% Class B              $138.89             --               --         --         3.16%
      Highest contract charge 1.45% Class B             $134.67             --               --         --         2.17%
      All contract charges                                   --            439         $ 59,581       0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $163.11             --               --         --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --               --         --       (10.34)%
      All contract charges                                   --            696         $107,551       0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --               --         --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --               --         --        22.70%
      All contract charges                                   --            783         $134,605       0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --               --         --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --               --         --        24.59%
      All contract charges                                   --            853         $119,151       1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --               --         --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --               --         --       (38.77)%
      All contract charges                                   --            872         $ 97,762       0.25%          --
2007  Lowest contract charge 0.50% Class B              $187.01             --               --         --       (10.30)%
      Highest contract charge 1.45% Class B             $143.86             --               --         --       (11.16)%
      All contract charges                                   --            957         $174,548       0.31%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $119.81             --               --         --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --               --         --        (6.20)%
      All contract charges                                   --            978         $108,102       0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --               --         --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --               --         --        16.00%
      All contract charges                                   --          1,075         $126,366       0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --               --         --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --               --         --        56.15%
      All contract charges                                   --          1,128         $114,338       0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --               --         --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --               --         --       (47.85)%
      All contract charges                                   --            995         $ 64,569       0.00%          --
2007  Lowest contract charge 0.50% Class B              $130.12             --               --         --        17.63%
      Highest contract charge 1.45% Class B             $122.84             --               --         --        16.50%
      All contract charges                                   --          1,044         $129,627       0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Service Class (t)    $106.07             --               --         --        (0.80)%
      Highest contract charge 1.20% Service Class (t)   $104.81             --               --         --        (1.50)%
      All contract charges                                   --              2         $    187       0.41%          --

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                            YEARS ENDED DECEMBER 31,
                                                       ----------------------------------------------------------------
                                                                         UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ---------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (t)    $106.41            --               --          --         7.17%
      Highest contract charge 1.20% Service Class (t)   $106.41            --               --          --         7.17%
      All contract charges                                   --            --          $    52        0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.50% to 1.20%*
2011  Lowest contract charge 0.50% Advisor Class (t)    $113.87            --               --          --        (8.01)%
      Highest contract charge 1.20% Advisor Class (t)   $112.52            --               --          --        (8.65)%
      All contract charges                                   --            16          $ 1,926       14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (t)    $123.43            --               --          --        22.88%
      Highest contract charge 1.20% Advisor Class (t)   $123.17            --               --          --        22.63%
      All contract charges                                   --             4          $   561       11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2011  Lowest contract charge 0.50% Class B              $102.23            --               --          --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --               --          --        (4.13)%
      All contract charges                                   --           217          $21,215        1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --               --          --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --               --          --         9.12%
      All contract charges                                   --           202          $20,501        1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --               --          --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --               --          --        18.56%
      All contract charges                                   --           171          $15,922        4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --               --          --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --               --          --       (31.49)%
      All contract charges                                   --           128          $10,137        3.62%          --
2007  Lowest contract charge 0.50% Class B              $115.88            --               --          --         6.70%
      Highest contract charge 1.45% Class B             $114.43            --               --          --         5.68%
      All contract charges                                   --            67          $ 7,845        5.13%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2011  Lowest contract charge 0.50% Class B              $ 98.80            --               --          --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --               --          --        (5.30)%
      All contract charges                                   --           306          $28,988        1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --               --          --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --               --          --        10.32%
      All contract charges                                   --           272          $27,184        1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --               --          --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --               --          --        21.42%
      All contract charges                                   --           222          $20,037        4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --               --          --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --               --          --       (35.96)%
      All contract charges                                   --           143          $10,694        3.46%          --
2007  Lowest contract charge 0.50% Class B              $117.04            --               --          --         6.83%
      Highest contract charge 1.45% Class B             $115.57            --               --          --         5.80%
      All contract charges                                   --            80          $ 9,227        4.20%          --
TARGET 2035 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B              $ 95.70            --               --          --        (5.31)%
      Highest contract charge 1.45% Class B             $ 91.92            --               --          --        (6.03)%
      All contract charges                                   --           258          $23,880        1.44%          --
2010  Lowest contract charge 0.50% Class B              $101.96            --               --          --        12.16%
      Highest contract charge 1.45% Class B             $ 97.82            --               --          --        11.09%
      All contract charges                                   --           219          $21,513        1.41%          --
2009  Lowest contract charge 0.50% Class B              $ 90.90            --               --          --        24.93%
      Highest contract charge 1.45% Class B             $ 88.05            --               --          --        23.74%
      All contract charges                                   --           169          $14,876        4.83%          --

                                    FSA-137

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                         ----------------------------------------------------------------
                                                                           UNITS        NET ASSETS   INVESTMENT     TOTAL
                                                         UNIT VALUE OUTSTANDING (000'S)  (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ------------------- ---------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B                $ 72.76            --               --          --       (38.34)%
      Highest contract charge 1.45% Class B               $ 71.16            --               --          --       (38.94)%
      All contract charges                                     --            97          $ 6,992        3.39%          --
2007  Lowest contract charge 0.50% Class B                $118.01            --               --          --         6.84%
      Highest contract charge 1.45% Class B               $116.54            --               --          --         5.83%
      All contract charges                                     --            40          $ 4,736        4.13%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2011  Lowest contract charge 0.70% Class B                $ 92.82            --               --          --        (6.19)%
      Highest contract charge 1.45% Class B               $ 89.15            --               --          --        (6.90)%
      All contract charges                                     --           179          $16,081        1.35%          --
2010  Lowest contract charge 0.50% Class B                $ 99.81            --               --          --        12.71%
      Highest contract charge 1.45% Class B               $ 95.76            --               --          --        11.65%
      All contract charges                                     --           147          $14,276        1.25%          --
2009  Lowest contract charge 0.50% Class B                $ 88.55            --               --          --        27.14%
      Highest contract charge 1.45% Class B               $ 85.77            --               --          --        25.91%
      All contract charges                                     --           117          $10,042        4.83%          --
2008  Lowest contract charge 0.50% Class B                $ 69.65            --               --          --       (41.63)%
      Highest contract charge 1.45% Class B               $ 68.12            --               --          --       (42.18)%
      All contract charges                                     --            69          $ 4,692        2.97%          --
2007  Lowest contract charge 0.50% Class B                $119.32            --               --          --         7.26%
      Highest contract charge 1.45% Class B               $117.82            --               --          --         6.23%
      All contract charges                                     --            29          $ 3,403        3.33%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.70% to 1.20%*
2011  Lowest contract charge 0.70% Class 2 (t)            $103.02            --               --          --        (1.56)%
      Highest contract charge 1.20% Class 2 (t)           $102.14            --               --          --        (2.06)%
      All contract charges                                     --            65          $ 6,603        5.27%          --
2010  Lowest contract charge 0.90% Class 2 (t)            $104.51            --               --          --         4.37%
      Highest contract charge 1.20% Class 2 (t)           $104.29            --               --          --         4.16%
      All contract charges                                     --            19          $ 2,035        0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2011  Lowest contract charge 0.50% Class S Shares (aa)    $ 83.39            --               --          --       (16.43)%
      Highest contract charge 1.34% Class S Shares (aa)   $ 82.94            --               --          --       (16.86)%
      All contract charges                                     --            76          $ 6,314        0.00%          --

   ----------
  (a)Units were made available for sale on May 18, 2007.
  (b)A substitution of EQ/Capital Guardian Research was made for EQ/Capital Guardian U.S. Equity on July 6, 2007.
  (c)A substitution of EQ/T. Rowe Price Growth Stock was made for EQ/Janus Large Cap Growth on July 6, 2007.
  (d)A substitution of Multimanager Small Cap Growth was made for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007.
  (e)A substitution of EQ/Large Cap Value Plus was made for EQ/AllianceBernstein Growth and Income on August 17, 2007.
  (f)Units were made available for sale on August 17, 2007.
  (g)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (h)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (i)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (j)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (k)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (l)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (m)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (n)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (o)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (p)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (q)Units were made available for sale on July 10, 2009.
  (r)Units were made available for sale on September 18, 2009.
  (s)Units were made available for sale on September 30, 2009.
  (t)Units were made available on May 3, 2010.

                                    FSA-138

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2011

8. Accumulation Unit Values (Concluded)

  (u)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund substitution on September 17, 2010.
  (v)Units were made available on September 20, 2010.
  (w)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (x)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (y)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth and Income due to a fund merger on May 20, 2011.
  (z)Units were made available on May 2, 2011.
 (aa)Units were made available on May 20, 2011.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to contract owner account through the redemption of units and expenses of the underlying Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the underlying Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2011 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-139

PART II, ITEM 8.

                  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

           INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                     AXA EQUITABLE LIFE INSURANCE COMPANY

  Report of Independent Registered Public Accounting Firm................. F-1

  Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2011 and 2010............... F-2
    Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2011, 2010 and 2009.................................................. F-3
    Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2011, 2010 and 2009..................................... F-5
    Consolidated Statements of Equity, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-6
    Consolidated Statements of Cash Flows, Years Ended December 31, 2011,
     2010 and 2009........................................................ F-7
    Notes to Consolidated Financial Statements............................ F-9

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for recognition and presentation of other-than-temporary impairment losses on April 1, 2009.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 8, 2012

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2011 AND 2010

                                                                                        2011        2010
                                                                                     ----------  ----------
                                                                                          (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   31,992  $   29,057
 Mortgage loans on real estate......................................................      4,281       3,571
 Equity real estate, held for the production of income..............................         99         140
 Policy loans.......................................................................      3,542       3,581
 Other equity investments...........................................................      1,707       1,618
 Trading securities.................................................................        982         506
 Other invested assets..............................................................      2,340       1,413
                                                                                     ----------  ----------
   Total investments................................................................     44,943      39,886
Cash and cash equivalents...........................................................      3,227       2,155
Cash and securities segregated, at fair value.......................................      1,280       1,110
Broker-dealer related receivables...................................................      1,327       1,389
Deferred policy acquisition costs...................................................      4,653       8,383
Goodwill and other intangible assets, net...........................................      3,697       3,702
Amounts due from reinsurers.........................................................      3,542       3,252
Loans to affiliates.................................................................      1,041       1,045
Guaranteed minimum income benefit reinsurance asset, at fair value..................     10,547       4,606
Other assets........................................................................      5,340       5,614
Separate Accounts' assets...........................................................     86,419      92,014
                                                                                     ----------  ----------

TOTAL ASSETS........................................................................ $  166,016  $  163,156
                                                                                     ==========  ==========

LIABILITIES
Policyholders' account balances..................................................... $   26,033  $   24,654
Future policy benefits and other policyholders liabilities..........................     21,595      18,965
Broker-dealer related payables......................................................        466         369
Customers related payables..........................................................      1,889       1,770
Amounts due to reinsurers...........................................................         74          75
Short-term and long-term debt.......................................................        645         425
Loans from affiliates...............................................................      1,325       1,325
Income taxes payable................................................................      5,491       4,315
Other liabilities...................................................................      3,815       3,075
Separate Accounts' liabilities......................................................     86,419      92,014
                                                                                     ----------  ----------
   Total liabilities................................................................    147,752     146,987
                                                                                     ----------  ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 17 and 18)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding. $        2  $        2
 Capital in excess of par value.....................................................      5,743       5,593
 Retained earnings..................................................................     10,120       8,085
 Accumulated other comprehensive income (loss)......................................       (304)       (629)
                                                                                     ----------  ----------
   Total AXA Equitable's equity.....................................................     15,561      13,051
                                                                                     ----------  ----------
Noncontrolling interest.............................................................      2,703       3,118
                                                                                     ----------  ----------
   Total equity.....................................................................     18,264      16,169
                                                                                     ----------  ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  166,016  $  163,156
                                                                                     ==========  ==========


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                            2011       2010      2009
                                                                         ---------  ---------  --------
                                                                                  (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $   3,312  $   3,067  $  2,918
Premiums................................................................       533        530       431
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     2,374       (284)   (3,079)
 Other investment income (loss).........................................     2,128      2,260     2,099
                                                                         ---------  ---------  --------
   Total net investment income (loss)...................................     4,502      1,976      (980)
                                                                         ---------  ---------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................       (36)      (300)     (169)
 Portion of loss recognized in other comprehensive income (loss)........         4         18         6
                                                                         ---------  ---------  --------
   Net impairment losses recognized.....................................       (32)      (282)     (163)
 Other investment gains (losses), net...................................       (15)        98       217
                                                                         ---------  ---------  --------
     Total investment gains (losses), net...............................       (47)      (184)       54
                                                                         ---------  ---------  --------
Commissions, fees and other income......................................     3,631      3,702     3,385
Increase (decrease) in the fair value of the reinsurance contract asset.     5,941      2,350    (2,566)
                                                                         ---------  ---------  --------
   Total revenues.......................................................    17,872     11,441     3,242
                                                                         ---------  ---------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................     4,360      3,082     1,298
Interest credited to policyholders' account balances....................       999        950     1,004
Compensation and benefits...............................................     2,206      1,953     1,859
Commissions.............................................................     1,195      1,044     1,033
Distribution related payments...........................................       303        287       234
Amortization of deferred sales commissions..............................        38         47        55
Interest expense........................................................       106        106       107
Amortization of deferred policy acquisition costs.......................     4,680        168       115
Capitalization of deferred policy acquisition costs.....................    (1,030)      (916)     (975)
Rent expense............................................................       250        244       258
Amortization of other intangible assets.................................        24         23        24
Other operating costs and expenses......................................     1,406      1,438     1,309
                                                                         ---------  ---------  --------
     Total benefits and other deductions................................    14,537      8,426     6,321
                                                                         ---------  ---------  --------


                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                          2011       2010       2009
                                                                        --------  ---------  ----------
                                                                                 (IN MILLIONS)
Earnings (loss) from continuing operations, before income taxes........ $  3,335  $   3,015   $  (3,079)
Income tax (expense) benefit...........................................   (1,022)      (707)      1,272
                                                                        --------  ---------  ----------

Earnings (loss) from continuing operations, net of income taxes........    2,313      2,308      (1,807)
Earnings (loss) from discontinued operations, net of income taxes......       --         --           3
                                                                        --------  ---------  ----------

Net earnings (loss)....................................................    2,313      2,308      (1,804)
 Less: net (earnings) loss attributable to the noncontrolling interest.      101       (235)       (359)
                                                                        --------  ---------  ----------

Net Earnings (Loss) Attributable to AXA Equitable...................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

Amounts attributable to AXA Equitable:
 Earnings (loss) from continuing operations, net of income taxes....... $  2,414  $   2,073  $   (2,166)
 Earnings (loss) from discontinued operations, net of income taxes.....       --         --           3
                                                                        --------  ---------  ----------
Net Earnings (Loss).................................................... $  2,414  $   2,073  $   (2,163)
                                                                        ========  =========  ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                  2011       2010       2009
                                                                               ---------  ---------  ---------
                                                                                        (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $   2,313  $   2,308  $  (1,804)
                                                                               ---------  ---------  ---------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......       378        440      1,331
 Defined benefit plans:
   Net gain (loss) arising during year........................................      (169)      (121)       (65)
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........        94         82         65
     Amortization of net prior service credit included in net periodic cost...         1         (1)        (3)
                                                                               ---------  ---------  ---------
       Other comprehensive income (loss)--defined benefit plans...............       (74)       (40)        (3)
                                                                               ---------  ---------  ---------

Total other comprehensive income (loss), net of income taxes..................       304        400      1,328
                                                                               ---------  ---------  ---------

Comprehensive income (loss)...................................................     2,617      2,708       (476)
                                                                               ---------  ---------  ---------

 Less: Comprehensive (income) loss attributable to noncontrolling interest....       122       (228)      (425)
                                                                               ---------  ---------  ---------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $   2,739  $   2,480  $    (901)
                                                                               =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                               2011       2010       2009
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,593      5,583      5,184
 Sale of AllianceBernstein Units to noncontrolling interest................        --         --        (54)
 Changes in capital in excess of par value.................................       150         10        453
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,743      5,593      5,583
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     8,085      6,312      8,413
 Net earnings (loss).......................................................     2,414      2,073     (2,163)
 Stockholder dividends.....................................................      (379)      (300)        --
 Impact of implementing new accounting guidance, net of taxes..............        --         --         62
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................    10,120      8,085      6,312
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (629)    (1,036)    (2,236)
 Impact of implementing new accounting guidance, net of taxes..............        --         --        (62)
 Other comprehensive income (loss).........................................       325        407      1,262
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................      (304)      (629)    (1,036)
                                                                            ---------  ---------  ---------

   TOTAL AXA EQUITABLE'S EQUITY, END OF YEAR...............................    15,561     13,051     10,861
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     3,118      3,269      2,897
 Purchase of AllianceBernstein Units by noncontrolling interest............         1          5         --
 Purchase of AllianceBernstein Put.........................................        --         --        135
 Purchase of noncontrolling interest in consolidated entity................       (31)        (5)        --
 Repurchase of AllianceBernstein Holding units.............................      (140)      (148)        --
 Net earnings (loss) attributable to noncontrolling interest...............      (101)       235        359
 Dividends paid to noncontrolling interest.................................      (312)      (357)      (320)
 Other comprehensive income (loss) attributable to noncontrolling interest.       (21)        (7)        66
 Other changes in noncontrolling interest..................................       189        126        132
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,703      3,118      3,269
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  18,264  $  16,169  $  14,130
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009

                                                                                               2011       2010       2009
                                                                                            ---------  ---------  ---------
                                                                                                     (IN MILLIONS)
Net earnings (loss)........................................................................ $   2,313  $   2,308  $  (1,804)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................       999        950      1,004
 Universal life and investment-type product policy fee income..............................    (3,312)    (3,067)    (2,918)
 Net change in broker-dealer and customer related receivables/payables.....................       266        125     (1,353)
 (Income) loss related to derivative instruments...........................................    (2,374)       284      3,079
 Change in reinsurance recoverable with affiliate..........................................      (242)      (233)     1,486
 Investment (gains) losses, net............................................................        47        184        (54)
 Change in segregated cash and securities, net.............................................      (170)      (124)     1,587
 Change in deferred policy acquisition costs...............................................     3,650       (747)      (860)
 Change in future policy benefits..........................................................     2,110      1,136       (755)
 Change in income taxes payable............................................................       950        720     (1,223)
 Real estate asset write-off charge........................................................         5         26          3
 Change in the fair value of the reinsurance contract asset................................    (5,941)    (2,350)     2,566
 Amortization of deferred compensation.....................................................       418        178         88
 Amortization of deferred sales commission.................................................        38         47         55
 Amortization of reinsurance cost..........................................................       211        274        318
 Other depreciation and amortization.......................................................       146        161        156
 Amortization of other intangibles.........................................................        24         23         24
 Other, net................................................................................       (76)       111         18
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) operating activities........................................      (938)         6      1,417
                                                                                            ---------  ---------  ---------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........     3,435      2,753      2,058
 Sales of investments......................................................................     1,141      3,398      6,737
 Purchases of investments..................................................................    (7,970)    (7,068)    (8,995)
 Cash settlements related to derivative instruments........................................     1,429       (651)    (2,564)
 Change in short-term investments..........................................................        16        (53)       140
 Decrease in loans to affiliates...........................................................        --          3          1
 Increase in loans to affiliates...........................................................        --         --       (250)
 Investment in capitalized software, leasehold improvements and
 EDP equipment.............................................................................      (104)       (62)      (120)
 Other, net................................................................................        25        (25)         9
                                                                                            ---------  ---------  ---------

Net cash provided by (used in) investing activities........................................    (2,028)    (1,705)    (2,984)
                                                                                            ---------  ---------  ---------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2011, 2010 AND 2009
                                  (CONTINUED)

                                                                         2011      2010       2009
                                                                       --------  --------  ---------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  4,461  $  3,187  $   3,395
   Withdrawals and transfers to Separate Accounts.....................     (821)     (483)    (2,161)
 Change in short-term financings......................................      220       (24)       (36)
 Change in collateralized pledged liabilities.........................      989      (270)       126
 Change in collateralized pledged assets..............................       99       533       (632)
 Capital contribution.................................................       --        --        439
 Shareholder dividends paid...........................................     (379)     (300)        --
 Repurchase of AllianceBernstein Holding units........................     (221)     (235)        --
 Distribution to noncontrolling interest in consolidated subsidiaries.     (312)     (357)      (320)
 Other, net...........................................................        2        11        145
                                                                       --------  --------  ---------

Net cash provided by (used in) financing activities...................    4,038     2,062        956
                                                                       --------  --------  ---------

Change in cash and cash equivalents...................................    1,072       363       (611)
Cash and cash equivalents, beginning of year..........................    2,155     1,792      2,403
                                                                       --------  --------  ---------

Cash and Cash Equivalents, End of Year................................ $  3,227  $  2,155  $   1,792
                                                                       ========  ========  =========

Supplemental cash flow information:
 Interest Paid........................................................ $     16  $     19  $      17
                                                                       ========  ========  =========
 Income Taxes (Refunded) Paid......................................... $     36  $    (27) $      44
                                                                       ========  ========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   On January 6, 2009, AXA America Holdings Inc. ("AXA America"), the holding company for AXA Financial and an indirect wholly owned subsidiary of AXA, purchased the remaining 8.16 million AllianceBernstein Units from SCB Partners, Inc. ("SCB Partners") at a price of $18.349 per Unit pursuant to the final installment of the buy back agreement ("AB Put") related to AllianceBernstein's 2000 acquisition of SCB Inc. (the "Bernstein Acquisition"). As a result of this transaction, noncontrolling interest subject to redemption rights totaling $135 million were reclassified as noncontrolling interests in first quarter 2009.

   On March 30, 2009, AXA Financial Group sold 41.9 million limited partnership interests in AllianceBernstein ("AllianceBernstein Units") to an affiliate of AXA. As a result of the sale, AXA Financial Group's economic interest in AllianceBernstein was reduced to 46.4% upon completion of this transaction. AXA Equitable's economic interest remained unchanged at 37.1%. As AXA Equitable remains the General Partner of the limited partnership, AllianceBernstein continues to be consolidated in the Company's consolidated financial statements.

   At December 31, 2011 and 2010, the Company's economic interest in AllianceBernstein was 37.3% and 35.5%, respectively. At December 31, 2011 and 2010, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 64.6% and 61.4%.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2011 and 2010, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2011 and 2010, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2011 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2011, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $23 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2011," "2010" and "2009" refer to the years ended December 31, 2011, 2010 and 2009, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Adoption of New Accounting Pronouncements

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance is effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

    . Consider the receivable impaired when calculating the allowance for credit losses; and

    . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   In June 2009, the FASB issued new guidance that modifies the approach and increases the frequency for assessing whether a VIE must be consolidated and requires additional disclosures about an entity's involvement with VIEs. The guidance removes the quantitative-based risks-and-rewards calculation for identifying the primary beneficiary and, instead, requires a variable-interest holder to qualitatively assess whether it has a controlling financial interest in a VIE, without consideration of kick-out and participating rights unless unilaterally held. Continuous reassessments of whether an enterprise is the primary beneficiary of a VIE are required. For calendar-year consolidated financial statements, this new guidance became effective for interim and annual reporting periods beginning
   January 1, 2010. All existing consolidation conclusions were required to be recalculated under this new guidance, resulting in the reassessment of certain VIEs in which AllianceBernstein had a minimal financial ownership interest for potential consolidated presentation in the Company's consolidated financial statements. In January 2010, the FASB deferred portions of this guidance as they relate to asset managers. As such, the Company determined that all entities for which the Company is a sponsor and/or investment manager, other than collateralized debt obligations and collateralized loan obligations (collectively "CDOs"), qualify for the scope deferral and continue to be assessed for consolidation under the previous guidance for consolidation of VIEs. Implementation of this guidance did not have a material effect on the Company consolidated financial statements.

   Beginning second quarter 2009, the Company implemented the new guidance that modified the recognition guidance for other-than-temporary impairments ("OTTI") of debt securities to make it more operational and expanded the presentation and disclosure of OTTI on debt and equity securities in the financial statements. For available-for-sale ("AFS") debt securities in an unrealized loss position, the total fair value loss is to be recognized in earnings (loss) as an OTTI if management intends to sell the debt security or more-likely-than-not will be required to sell the debt security before its anticipated recovery. If these criteria are not met, both qualitative and quantitative assessments are required to evaluate the security's collectability and determine whether an OTTI is considered to have occurred.

   The guidance required only the credit loss component of any resulting OTTI to be recognized in earnings (loss), as measured by the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security, while the remainder of the fair value loss is recognized in OCI. In periods subsequent to the recognition of an OTTI, the debt security is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis reduced by the amount of the OTTI recognized in earnings (loss).

   As required by the transition provisions of this guidance, at April 1, 2009, a cumulative effect adjustment was calculated for all AFS debt securities held for which an OTTI previously was recognized and for which there was no intention or likely requirement to sell the security before recovery of its amortized cost. This resulted in an increase to Retained earnings of $62 million at that date with a corresponding decrease to Accumulated other comprehensive income (loss) ("AOCI") to reclassify the noncredit portion of these previously recognized OTTI amounts. In addition, at April 1, 2009, the amortized cost basis of the AFS debt securities impacted by the reclassification adjustment was increased by $116 million, equal to the amount of the cumulative effect adjustment, without giving effect to deferred policy acquisition costs ("DAC") and tax. The fair value of AFS debt securities at April 1, 2009 was unchanged as a result of the implementation of this guidance.

   Earnings (loss) from continuing operations, net of income taxes, and Net earnings (loss) attributable to AXA Equitable for 2011, 2010 and 2009 reflected increases of $4 million, $18 million and $6 million, respectively, from recognition in OCI of the noncredit portions of OTTI subsequent to initial implementation of this guidance at April 1, 2009. The consolidated financial statements have been modified to separately present the total OTTI recognized in Investment gains (losses), net, with an offset for the amount of noncredit OTTI recognized in OCI, on the face of the consolidated statements of earnings (loss), and to present the OTTI recognized in AOCI on the face of the consolidated statements of equity and comprehensive income
   (loss) for all periods subsequent to implementation of this guidance. In addition, Note 3 has been expanded to include new disclosures about OTTI for debt securities regarding expected cash flows, and credit losses, including the methodologies and significant inputs used to determine those amounts.

   Future Adoption of New Accounting Pronouncements

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by International Financial Reporting Standards ("IFRS"). The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and IFRS. The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company will adopt this guidance effective January 1, 2012, and will apply the retrospective method of adoption. Accordingly upon adoption, as a result of acquisition costs previously deferred that are not eligible for deferral under the amended guidance, the December 31, 2011 balances related to DAC will be reduced by approximately $1.1 billion, income taxes payable will be reduced by approximately $372 million with a corresponding reduction, net of taxes, to Retained earnings and Total equity of approximately $691 million. Upon adoption, for the year ended 2011, the Company's Earnings (loss), before income taxes would increase by approximately $822 million and Net

   Earnings (Loss) Attributable to AXA Equitable would increase by approximately $534 million. Subsequent to the adoption of the guidance, the lower level of costs qualifying for deferral may be only partially offset by a lower level of amortization of DAC, and, as such, may initially result in lower earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's consolidated statements of Earnings (Loss), it has no effect on the total acquisition costs to be recognized over time and will have no impact on the Company's cash flows.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as AFS are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for OTTI. Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2011 and 2010, the carrying value of COLI was $737 million and $787 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

    . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

    . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

    . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

    . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

    . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

    . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

    . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

    . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

    . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2011 and 2010, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $52 million and $0 million for commercial and $5 million and $3 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed withdrawal benefit for life ("GWBL") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GMIB/GWBL feature is that under-performance of the financial markets could result in GMIB/GWBL benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market declines and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB and GWBL, the Company retains certain risks including basis and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB and GWBL features that result from financial markets movements. A portion of exposure to realized interest rate volatility is hedged using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   GWBL features and reinsurance contracts covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the embedded derivatives, the GWBL features are reported in Policyholder's benefits and the GMIB reinsurance contracts are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to its hedging program that seeks to mitigate economic exposures specifically related to variable annuity contracts with GMDB, GMIB and GWBL features, the Company previously had hedging programs to provide additional protection against the adverse effects of equity market and interest rate declines on its statutory liabilities. At December 31, 2011, there were no outstanding balances in these programs.

   The Company periodically, including during 2011, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales. At December 31, 2011 there were no outstanding balances.

   The Company also uses equity indexed options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and may enter into derivative contracts specifically to minimize such risk.

   At December 31, 2011, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $388 million. At December 31, 2011, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $165 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $37 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2011 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2011 and December 31, 2010, respectively, the Company held $1,438 million and $512 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2011, and 2010, respectively, were $4 million and $84 million, for which the Company held collateral of $3 million in 2011, and posted collateral of $99 million in 2010, in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2011, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Fair Value of Other Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   At December 31, 2011 and 2010, respectively, investments classified as Level 1 comprise approximately 70.2% and 74.2% of invested assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2011 and 2010, respectively, investments classified as Level 2 comprise approximately 28.2% and 24.3% of invested assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. These valuation methodologies have been studied and evaluated by the Company and the resulting prices determined to be representative of exit values. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Securities Exchange Act of 1934, as amended ("Exchange Act") and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2011 and 2010, respectively, approximately $1,718 million and $1,726 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   As disclosed in Note 3, at December 31, 2011 and 2010, respectively, the net fair value of freestanding derivative positions is approximately $1,536 million and $540 million or approximately 65.6% and 38.2% of Other invested assets measured at fair value on a recurring basis. The majority of these derivative contracts are traded in the OTC derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $11 million at December 31, 2011 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2011.

   At December 31, 2011 and 2010, respectively, investments classified as Level 3 comprise approximately 1.6% and 1.5% of invested assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2011 and 2010, respectively, were approximately $347 million and $277 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,082 million and $1,251 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2011 and 2010, respectively. At December 31, 2011, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   Level 3 also includes the GMIB reinsurance asset and the GWBL features' liability, which are accounted for as derivative contracts. The GMIB reinsurance asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GWBL related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GWBL feature over a range of market-consistent economic scenarios. The valuations of both the GMIB asset and GWBL features' liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. Using methodology similar to that described for measuring non-performance risk of OTC derivative exposures, incremental adjustment is made to the resulting fair values of the GMIB asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties and of AXA Equitable, respectively. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB asset by $688 million and $147 million at December 31, 2011 and 2010, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GWBL features' liability embedded derivative at December 31, 2011 and 2010.

   Fair value measurements are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. In 2011 and 2010, no assets were required to be measured at fair value on a non-recurring basis.

   Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2011 and 2010.

   Fair values for mortgage loans on real estate are measured by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method.

   The fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting current market rates.

   Fair values for long-term debt are determined using published market values, when available, or contractual cash flows discounted at market interest rates. The fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's fair value of short-term borrowings approximates its carrying value. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as herein described for such transactions with third-parties.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products are recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated account balances for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated account balances for all issue years for the Accumulator(R) products due to the continued volatility of margins and the continued emergence of periods of negative margins.

   For UL products and investment-type products, other than Accumulator(R) products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2011, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.7% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.7% net of product weighted average Separate Account fees) and 0.0% (-2.3% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2011, current projections of future average gross market returns assume a 0.0% annualized return for the next quarter, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in six quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2011, the average rate of assumed investment yields, excluding policy loans, was 5.5% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company issues or has issued certain variable annuity products with GMDB and GWBL features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.12% to 10.7% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2011, participating policies, including those in the Closed Block, represent approximately 6.8% ($24 billion) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2011, 2010 and 2009, investment results of such Separate Accounts were gains (losses) of $(2,928) million, $10,117 million and $15,465 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL"), for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2011 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2011. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                     GROSS      GROSS
                                        AMORTIZED  UNREALIZED UNREALIZED                OTTI
                                          COST       GAINS      LOSSES   FAIR VALUE IN AOCI/ (3)/
                                        ---------- ---------- ---------- ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate............................. $   21,444 $    1,840 $      147 $   23,137 $         --
 U.S. Treasury, government and agency..      3,598        350         --      3,948           --
 States and political subdivisions.....        478         64          2        540           --
 Foreign governments...................        461         65          1        525           --
 Commercial mortgage-backed............      1,306          7        411        902           22
 Residential mortgage-backed/ (1)/.....      1,556         90         --      1,646           --
 Asset-backed/ (2)/....................        260         15         11        264            6
 Redeemable preferred stock............      1,106         38        114      1,030           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     30,209      2,469        686     31,992           28

Equity securities......................         18          1         --         19           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2011............. $   30,227 $    2,470 $      686 $   32,011 $         28
                                        ========== ========== ========== ========== ============

December 31, 2010:
Fixed Maturities:
 Corporate............................. $   20,494 $    1,348 $      110 $   21,732 $         --
 U.S. Treasury, government and agency..      1,986         18         88      1,916           --
 States and political subdivisions.....        516         11         16        511           --
 Foreign governments...................        502         59          1        560           --
 Commercial mortgage-backed............      1,473          5        375      1,103           19
 Residential mortgage-backed/ (1)/.....      1,601         67         --      1,668           --
 Asset-backed/ (2)/....................        245         13         12        246            7
 Redeemable preferred stock............      1,364         23         66      1,321           --
                                        ---------- ---------- ---------- ---------- ------------
   Total Fixed Maturities..............     28,181      1,544        668     29,057           26

Equity securities......................         26         --          3         23           --
                                        ---------- ---------- ---------- ---------- ------------

Total at December 31, 2010............. $   28,207 $    1,544 $      671 $   29,080 $         26
                                        ========== ========== ========== ========== ============

 /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.
 /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2011 and 2010, respectively, the Company had trading fixed maturities with an amortized cost of $172 million and $207 million and carrying values of $172 million and $208 million. Gross unrealized gains on trading fixed maturities were $4 million and $3 million and gross unrealized losses were $4 million and $2 million for 2011 and 2010, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2011 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2011

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   2,058  $   2,090
          Due in years two through five..........     8,257      8,722
          Due in years six through ten...........     9,881     10,723
          Due after ten years....................     5,785      6,615
                                                  --------- ----------
             Subtotal............................    25,981     28,150
          Commercial mortgage-backed securities..     1,306        902
          Residential mortgage-backed securities.     1,556      1,646
          Asset-backed securities................       260        264
                                                  --------- ----------
          Total.................................. $  29,103  $  30,962
                                                  ========= ==========

   The Company recognized OTTI on AFS fixed maturities as follows:

                                                         December 31,
                                                   ------------------------
                                                    2011     2010     2009
                                                   ------  -------  -------
                                                         (IN MILLIONS)
Credit losses recognized in earnings (loss)/ (1)/. $  (32) $  (282) $  (168)
Non-credit losses recognized in OCI...............     (4)     (18)      (6)
                                                   ------  -------  -------
Total OTTI........................................ $  (36) $  (300) $  (174)
                                                   ======  =======  =======

  /(1)/During 2011, 2010 and 2009, respectively, included in credit losses recognized in earnings (loss) were OTTI of $0 million, $6 million and $3 million related to AFS fixed maturities as the Company intended to sell or expected to be required to sell these impaired fixed maturities prior to recovering their amortized cost.

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                   FIXED MATURITIES--CREDIT LOSS IMPAIRMENTS

                                                                                           2011     2010
                                                                                         -------  -------
                                                                                           (IN MILLIONS)
Balances at January 1,.................................................................. $  (329) $  (146)
Previously recognized impairments on securities that matured, paid, prepaid or sold.....      29       99
Recognized impairments on securities impaired to fair value this period/ (1)/...........      --       (6)
Impairments recognized this period on securities not previously impaired................     (27)    (268)
Additional impairments this period on securities previously impaired....................      (5)      (8)
Increases due to passage of time on previously recorded credit losses...................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows..      --       --
                                                                                         -------  -------
Balances at December 31,................................................................ $  (332) $  (329)
                                                                                         =======  =======

 /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                 DECEMBER 31,
                               ----------------
                                 2011     2010
                               --------  ------
                                 (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (47) $  (16)
   All other..................    1,830     892
 Equity securities............        1      (3)
                               --------  ------
Net Unrealized Gains (Losses). $  1,784  $  873
                               ========  ======

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                                AOCI GAIN
                                                              NET                              DEFERRED           (LOSS)
                                                          UNREALIZED                            INCOME        RELATED TO NET
                                                             GAINS                                TAX           UNREALIZED
                                                          (LOSSES) ON        POLICYHOLDERS       ASSET          INVESTMENT
                                                          INVESTMENTS   DAC   LIABILITIES     (LIABILITY)     GAINS (LOSSES)
                                                         ------------  ----  -------------- --------------- -----------------
                                                                                     (IN MILLIONS)
BALANCE, JANUARY 1, 2011................................ $        (16) $  3  $            2 $             4 $              (7)
Net investment gains (losses) arising during
  the period............................................          (32)   --              --              --               (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            5    --              --              --                 5
   Excluded from Net earnings (loss)/ (1)/..............           (4)   --              --              --                (4)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --     2              --              --                 2
   Deferred income taxes................................           --    --              --               8                 8
   Policyholders liabilities............................           --    --               4              --                 4
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2011.............................. $        (47) $  5  $            6 $            12 $             (24)
                                                         ============  ====  ============== =============== =================

BALANCE, JANUARY 1, 2010................................ $        (11) $  5  $           -- $             2 $              (4)
Net investment gains (losses) arising during
  the period............................................            3    --              --              --                 3
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)......................            9    --              --              --                 9
   Excluded from Net earnings (loss)/ (1)/..............          (17)   --              --              --               (17)
Impact of net unrealized investment gains (losses) on:
   DAC..................................................           --    (2)             --              --                (2)
   Deferred income taxes................................           --    --              --               2                 2
   Policyholders liabilities............................           --    --               2              --                 2
                                                         ------------  ----  -------------- --------------- -----------------
BALANCE, DECEMBER 31, 2010.............................. $        (16) $  3  $            2 $             4 $              (7)
                                                         ============  ====  ============== =============== =================

 /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                    NET                              DEFERRED        (LOSS)
                                                UNREALIZED                            INCOME     RELATED TO NET
                                                   GAINS                                TAX        UNREALIZED
                                                (LOSSES) ON          POLICYHOLDERS     ASSET       INVESTMENT
                                                INVESTMENTS    DAC    LIABILITIES   (LIABILITY)  GAINS (LOSSES)
                                               ------------  ------  -------------  -----------  --------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2011...................... $        889  $ (135)    $     (121)  $     (223)   $        410
Net investment gains (losses) arising during
  the period..................................          915      --             --           --             915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............           23      --             --           --              23
   Excluded from Net earnings (loss)/ (1)/....            4      --             --           --               4
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --     (81)            --           --             (81)
   Deferred income taxes......................           --      --             --         (207)           (207)
   Policyholders liabilities..................           --      --           (264)          --            (264)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2011.................... $      1,831  $ (216)    $     (385)  $     (430)   $        800
                                               ============  ======  =============  ===========  ==============

BALANCE, JANUARY 1, 2010...................... $         (6) $  (21)    $       --   $       32    $          5
Net investment gains (losses) arising during
  the period..................................          680      --             --           --             680
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)............          198      --             --           --             198
   Excluded from Net earnings (loss)/ (1)/....           17      --             --           --              17
Impact of net unrealized investment gains
  (losses) on:
   DAC........................................           --    (114)            --           --            (114)
   Deferred income taxes......................           --      --             --         (255)           (255)
   Policyholders liabilities..................           --      --           (121)          --            (121)
                                               ------------  ------  -------------  -----------  --------------
BALANCE, DECEMBER 31, 2010.................... $        889  $ (135)    $     (121)  $     (223)   $        410
                                               ============  ======  =============  ===========  ==============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 535 issues at December 31, 2011 and the 550 issues at December 31, 2010 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                     LESS THAN 12 MONTHS    12 MONTHS OR LONGER           TOTAL
                                    ---------------------  ---------------------  ---------------------
                                                 GROSS                  GROSS                  GROSS
                                               UNREALIZED             UNREALIZED             UNREALIZED
                                    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES    FAIR VALUE   LOSSES
                                    ---------- ----------  ---------- ----------  ---------- ----------
                                                               (IN MILLIONS)
DECEMBER 31, 2011:
Fixed Maturities:
 Corporate.........................   $  1,910    $   (96)   $    389  $     (51)   $  2,299  $    (147)
 U.S. Treasury, government and
   agency..........................        149         --          --         --         149         --
 States and political subdivisions.         --         --          18         (2)         18         (2)
 Foreign governments...............         30         (1)          5         --          35         (1)
 Commercial mortgage-backed........         79        (27)        781       (384)        860       (411)
 Residential mortgage-backed.......         --         --           1         --           1         --
 Asset-backed......................         49         --          44        (11)         93        (11)
 Redeemable preferred stock........        341        (28)        325        (86)        666       (114)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  2,558    $  (152)   $  1,563  $    (534)   $  4,121  $    (686)
                                    ========== ==========  ========== ==========  ========== ==========

December 31, 2010:
Fixed Maturities:
 Corporate.........................   $  1,999    $   (68)   $    394  $     (42)   $  2,393  $    (110)
 U.S. Treasury, government and
   agency..........................        820        (42)        171        (46)        991        (88)
 States and political subdivisions.        225         (9)         33         (7)        258        (16)
 Foreign governments...............         77         (1)         10         --          87         (1)
 Commercial mortgage-backed........         46         (3)        936       (372)        982       (375)
 Residential mortgage-backed.......        157         --           2         --         159         --
 Asset-backed......................         23         --          65        (12)         88        (12)
 Redeemable preferred stock........        345         (7)        689        (59)      1,034        (66)
                                    ---------- ----------  ---------- ----------  ---------- ----------

Total..............................   $  3,692    $  (130)   $  2,300  $    (538)   $  5,992  $    (668)
                                    ========== ==========  ========== ==========  ========== ==========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2011 and 2010 were $139 million and $142 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2011 and 2010, respectively, approximately $2,179 million and $2,303 million, or 7.2% and 8.2%, of the $30,210 million and $28,181 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $455 million and $361 million at December 31, 2011 and 2010, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2011 and 2010, respectively, the Company owned $23 million and $30 million in RMBS backed by subprime residential mortgage loans, and $13 million and $17 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2011, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $6 million.

   At December 31, 2011 and 2010, respectively, the amortized cost of the Company's trading account securities was $1,014 million and $482 million with respective fair values of $982 million and $506 million. Also at December 31, 2011 and 2010, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $48 million and $42 million and costs of $50 million and $41 million as well as other equity securities with carrying values of $19 million and $23 million and costs of $18 million and $26 million.

   In 2011, 2010 and 2009, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $(42) million, $39 million and $133 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $141 million and $0 million at December 31, 2011 and 2010, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $7 million, $0 million and $0 million in 2011, 2010 and 2009, respectively.

   Troubled Debt Restructurings

   In 2011, the two loans shown in the table below were modified to interest only payments until February 1, 2012 and October 1, 2013 at which time the loans revert to their normal amortizing payment. On one of the loans, a $4 million letter of credit was cashed to reduce the principal balance. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                  TROUBLED DEBT RESTRUCTURING--MODIFICATIONS
                               DECEMBER 31, 2011

                                           OUTSTANDING RECORDED INVESTMENT
                                NUMBER  --------------------------------------
                               OF LOANS   PRE-MODIFICATION   POST-MODIFICATION
                               -------- -------------------- -----------------
                                                    (IN MILLIONS)
Troubled debt restructurings:
 Agricultural mortgage loans.. $     -- $                 --  $             --
 Commercial mortgage loans....        2                  145               141
                               -------- -------------------- -----------------

Total......................... $      2 $                145  $            141
                               ======== ==================== =================

   There were no default payments on the above loans during 2011.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2011, 2010 and 2009 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -------------------------
                                                      2011     2010    2009
                                                     ------   ------  ------
                                                        (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $   18    $   --  $   --
   Charge-offs.....................................     --        --      --
   Recoveries......................................     (8)       --      --
   Provision.......................................     22        18      --
                                                    ------    ------  ------
Ending Balance, December 31,....................... $   32    $   18  $   --
                                                    ======    ======  ======

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $   32    $   18  $   --
                                                    ======    ======  ======
   Collectively Evaluated for Impairment........... $   --    $   --  $   --
                                                    ======    ======  ======

   Loans Acquired with Deteriorated Credit Quality. $   --    $   --  $   --
                                                    ======    ======  ======

   There were no allowances for credit losses for agricultural mortgage loans in 2011, 2010 and 2009.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2011 and 2010, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2011

                                               DEBT SERVICE COVERAGE RATIO
                                                                                 LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO: /(2)/          --------- ------- -------- -------- ------- ------ --------
                                                           (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   182  $   -- $     33 $     30  $   31 $   -- $    276
 50% - 70%.........................       201     252      447      271      45     --    1,216
 70% - 90%.........................        --      41      280      318     213     --      852
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Commercial Mortgage Loans....   $   383  $  293 $    844 $    754  $  585 $  117 $  2,976
                                    ========= ======= ======== ======== ======= ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   150  $   89 $    175 $    247  $  190 $    8 $    859
 50% - 70%.........................        68      15      101      158      82     45      469
 70% - 90%.........................        --      --       --        1      --      8        9
 90% plus..........................        --      --       --       --      --     --       --
                                    --------- ------- -------- -------- ------- ------ --------

Total Agricultural Mortgage Loans..   $   218  $  104 $    276 $    406  $  272 $   61 $  1,337
                                    ========= ======= ======== ======== ======= ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................   $   332  $   89 $    208 $    277  $  221 $    8 $  1,135
 50% - 70%.........................       269     267      548      429     127     45    1,685
 70% - 90%.........................        --      41      280      319     213      8      861
 90% plus..........................        --      --       84      135     296    117      632
                                    --------- ------- -------- -------- ------- ------ --------

Total Mortgage Loans...............   $   601  $  397 $  1,120 $  1,160  $  857 $  178 $  4,313
                                    ========= ======= ======== ======== ======= ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2010

                                              Debt Service Coverage Ratio
                                                                               LESS   TOTAL
                                     GREATER  1.8X TO 1.5X TO 1.2X TO 1.0X TO  THAN  MORTGAGE
                                    THAN 2.0X  2.0X    1.8X    1.5X    1.2X    1.0X    LOAN
LOAN-TO-VALUE RATIO:/ (2)/          --------- ------- ------- ------- ------- ------ --------
                                                          (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $    59  $   --  $   --  $   52  $   --  $   -- $    111
 50% - 70%.........................       32     109     111      72      55      --      379
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     402      61      574
                                     -------  ------  ------  ------  ------  ------ --------

Total Commercial Mortgage Loans....  $   285  $  144  $  604  $  550  $  581  $  111 $  2,275
                                     =======  ======  ======  ======  ======  ====== ========
AGRICULTURAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   155  $   80  $  162  $  243  $  186  $    5 $    831
 50% - 70%.........................       52      13     134     150     107      24      480
 70% - 90%.........................       --      --      --      --      --      --       --
 90% plus..........................       --      --      --      --       3      --        3
                                     -------  ------  ------  ------  ------  ------ --------

Total Agricultural Mortgage Loans..  $   207  $   93  $  296  $  393  $  296  $   29 $  1,314
                                     =======  ======  ======  ======  ======  ====== ========
TOTAL MORTGAGE LOANS/ (1)/
 0% - 50%..........................  $   214  $   80  $  162  $  295  $  186  $    5 $    942
 50% - 70%.........................       84     122     245     222     162      24      859
 70% - 90%.........................      194      35     406     402     124      50    1,211
 90% plus..........................       --      --      87      24     405      61      577
                                     -------  ------  ------  ------  ------  ------ --------

Total Mortgage Loans...............  $   492  $  237  $  900  $  943  $  877  $  140 $  3,589
                                     =======  ======  ======  ======  ======  ====== ========

 /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
 /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2011 and 2010, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                        RECORDED
                                                                                       INVESTMENT
                                         90                            TOTAL     (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                         FINANCING            AND
                      DAYS  DAYS  OR (GREATER THAN)  TOTAL CURRENT  RECEIVABLES         ACCRUING
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
                                                        (IN MILLIONS)
DECEMBER 31, 2011
 Commercial.......... $  61 $  -- $               -- $  61 $  2,915 $      2,976 $                   --
 Agricultural........     5     1                  7    13    1,324        1,337                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
TOTAL MORTGAGE LOANS. $  66 $   1 $                7 $  74 $  4,239 $      4,313 $                    3
                      ===== ===== ================== ===== ======== ============ ======================
December 31, 2010
 Commercial.......... $  -- $  -- $               -- $  -- $  2,275 $      2,275 $                   --
 Agricultural........    --    --                  5     5    1,309        1,314                      3
                      ----- ----- ------------------ ----- -------- ------------ ----------------------
Total Mortgage Loans. $  -- $  -- $                5 $   5 $  3,584 $      3,589 $                    3
                      ===== ===== ================== ===== ======== ============ ======================

   The following table provides information relating to impaired loans at December 31, 2011 and 2010, respectively.

                            IMPAIRED MORTGAGE LOANS

                                                     UNPAID                         AVERAGE        INTEREST
                                      RECORDED      PRINCIPAL       RELATED        RECORDED         INCOME
                                     INVESTMENT      BALANCE       ALLOWANCE    INVESTMENT/ (1)/  RECOGNIZED
                                     ----------- --------------- -------------  ---------------  -------------
                                                                  (IN MILLIONS)
DECEMBER 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           5               5            --                5             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $         5 $             5 $          --  $             5  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       202 $           202 $         (32) $           152  $           8
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
TOTAL............................... $       202 $           202 $         (32) $           152  $           8
                                     =========== =============== =============  ===============  =============
December 31, 2010:
With no related allowance recorded:
 Commercial mortgage loans--other... $        -- $            -- $          --  $            --  $          --
 Agricultural mortgage loans........           3               3            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $         3 $             3 $          --  $            --  $          --
                                     =========== =============== =============  ===============  =============
With related allowance recorded:
 Commercial mortgage loans--other... $       122 $           122 $         (18) $            24  $           2
 Agricultural mortgage loans........          --              --            --               --             --
                                     ----------- --------------- -------------  ---------------  -------------
Total............................... $       122 $           122 $         (18) $            24  $           2
                                     =========== =============== =============  ===============  =============

 /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures.

   Accumulated depreciation on real estate was $0 million and $0 million at December 31, 2011 and 2010, respectively. Depreciation expense on real estate totaled $0 million, $0 million and $8 million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, AXA Equitable's equity real estate portfolio had no valuation allowances.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,587 million and $1,459 million, respectively, at December 31, 2011 and 2010. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $91 million and $131 million, respectively, at December 31, 2011 and 2010. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $179 million, $173 million and $(78) million, respectively, for 2011, 2010 and 2009.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2011 and 2010, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                               DECEMBER 31,
                                                               -------------
                                                                2011   2010
                                                               ------ ------
                                                               (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost............... $  584 $  557
Investments in securities, generally at fair value............     51     40
Cash and cash equivalents.....................................     10      4
Other assets..................................................     13     62
                                                               ------ ------
Total Assets.................................................. $  658 $  663
                                                               ====== ======

Borrowed funds--third party................................... $  372 $  299
Other liabilities.............................................      6      7
                                                               ------ ------
Total liabilities.............................................    378    306
                                                               ------ ------

Partners' capital.............................................    280    357
                                                               ------ ------
Total Liabilities and Partners' Capital....................... $  658 $  663
                                                               ====== ======

The Company's Carrying Value in These Entities Included Above. $  169 $  196
                                                               ====== ======


                                                                               2011     2010     2009
                                                                              ------   -----   -----
                                                                                   (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  111  $   110  $   30
Net revenues of other limited partnership interests..........................      6        3      (5)
Interest expense--third party................................................    (21)     (22)     (7)
Other expenses...............................................................    (61)     (59)    (17)
                                                                              ------  -------  ------
Net Earnings (Loss).......................................................... $   35  $    32  $    1
                                                                              ======  =======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $   20  $    18  $    2
                                                                              ======  =======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2011

                                                     FAIR VALUE
                                               ----------------------- GAINS (LOSSES)
                                     NOTIONAL     ASSET     LIABILITY    REPORTED IN
                                      AMOUNT   DERIVATIVES DERIVATIVES EARNINGS (LOSS)
                                     --------- ----------- ----------- ---------------
                                                       (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/ (1)/
 Futures............................ $   6,443  $       --   $       2    $        (34)
 Swaps..............................       784          10          21              33
 Options............................     1,211          92          85             (20)

Interest rate contracts:/ (1)/
 Floors.............................     3,000         327          --             139
 Swaps..............................     9,826         503         317             590
 Futures............................    11,983          --          --             849
 Swaptions..........................     7,354       1,029          --             817

Other freestanding contracts:/ (1)/
 Foreign currency Contracts.........        38          --          --              --
                                                                       ---------------
NET INVESTMENT INCOME (LOSS)........                                             2,374
                                                                       ---------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts/ (2)/....        --      10,547          --           5,941

GWBL and other features/ (3)/.......        --          --         227            (189)
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2011......... $  40,639  $   12,508   $     652    $      8,126
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
 /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2010

                                                     Fair Value
                                               ----------------------- Gains (Losses)
                                     Notional     Asset     Liability    Reported In
                                      Amount   Derivatives Derivatives Earnings (Loss)
                                     --------- ----------- ----------- ---------------
                                                       (In Millions)
Freestanding derivatives:
Equity contracts:/ (1)/
 Futures............................ $   3,772   $      --    $     --     $      (815)
 Swaps..............................       734          --          27             (79)
 Options............................     1,070           5           1             (49)

Interest rate contracts:/ (1)/
 Floors.............................     9,000         326          --             157
 Swaps..............................     5,352         201         134             250
 Futures............................     5,151          --          --             289
 Swaptions..........................     4,479         171          --             (38)

Other freestanding contracts:/ (1)/
 Foreign currency contracts.........       133          --           1               1
                                                                       ---------------
 Net investment income (loss).......                                              (284)
                                                                       ---------------

Embedded derivatives:
GMIB reinsurance contracts /(2)/....        --       4,606          --           2,350

GWBL and other features /(3)/.......        --          --          38              17
                                     --------- ----------- ----------- ---------------

Balances, December 31, 2010......... $  29,691   $   5,309    $    201     $     2,083
                                     ========= =========== =========== ===============

 /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Other assets in the consolidated balance sheets. /(3)/Reported in Future policy benefits and other policyholder liabilities.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,456 million at December 31, 2011 and 2010, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2011 and 2010, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $559 million at December 31, 2011 and 2010, respectively and the accumulated amortization of these intangible assets were $336 million and $313 million at December 31, 2011 and 2010, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23 million, $24 million and $24 million for 2011, 2010 and 2009, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2011 and 2010, respectively, net deferred sales commissions totaled $60 million and $76 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2011 net asset balance for each of the next five years is $26 million, $18 million, $11 million, $4 million and $1 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2011, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                        DECEMBER 31,
                                                                                                      -----------------
                                                                                                        2011     2010
                                                                                                      -------- --------
                                                                                                        (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.................................... $  8,121 $  8,272
Policyholder dividend obligation.....................................................................      260      119
Other liabilities....................................................................................       86      142
                                                                                                      -------- --------
Total Closed Block liabilities.......................................................................    8,467    8,533
                                                                                                      -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,342 and $5,416)............    5,686    5,605
Mortgage loans on real estate........................................................................    1,205      981
Policy loans.........................................................................................    1,061    1,119
Cash and other invested assets.......................................................................       30      281
Other assets.........................................................................................      207      245
                                                                                                      -------- --------
Total assets designated to the Closed Block..........................................................    8,189    8,231
                                                                                                      -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block........................      278      302

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(33) and
   $(28) and policyholder dividend obligation of $(260) and $(119)...................................       62       53
                                                                                                      -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.................... $    340 $    355
                                                                                                      ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                                                         2011    2010    2009
                                                                        ------  ------  ------
                                                                             (IN MILLIONS)
REVENUES:
Premiums and other income.............................................. $  354  $  365  $  382
Investment income (loss) (net of investment expenses of $0, $0 and $1).    438     468     482
Investment gains (losses), net:
 Total Other-than-temporary impairment losses..........................    (12)    (31)    (10)
 Portion of loss recognized in other comprehensive income (loss).......     --       1      --
                                                                        ------  ------  ------
   Net impairment losses recognized....................................    (12)    (30)    (10)
 Other investment gains (losses), net..................................      2       7      --
                                                                        ------  ------  ------
   Total investment gains (losses), net................................    (10)    (23)    (10)
                                                                        ------  ------  ------
Total revenues.........................................................    782     810     854
                                                                        ------  ------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends..................................    757     776     812
Other operating costs and expenses.....................................      2       2       2
                                                                        ------  ------  ------
Total benefits and other deductions....................................    759     778     814
                                                                        ------  ------  ------

Net revenues, before income taxes......................................     23      32      40
Income tax (expense) benefit...........................................     (8)    (11)    (14)
                                                                        ------  ------  ------
Net Revenues........................................................... $   15  $   21  $   26
                                                                        ======  ======  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2011   2010
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  119 $   --
Unrealized investment gains (losses).    141    119
                                      ------ ------
Balances, End of year................ $  260 $  119
                                      ====== ======

   Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                 DECEMBER 31,
                                                                 ------------
                                                                  2011   2010
                                                                 -----  -----
                                                                 (IN MILLIONS)
Impaired mortgage loans with investment valuation allowances.... $  61  $  62
Impaired mortgage loans without investment valuation allowances.     2      3
                                                                 -----  -----
Recorded investment in impaired mortgage loans..................    63     65
Investment valuation allowances.................................    (9)    (7)
                                                                 -----  -----
Net Impaired Mortgage Loans..................................... $  54  $  58
                                                                 =====  =====

   During 2011, 2010 and 2009, AXA Equitable's Closed Block's average recorded investment in impaired mortgage loans were $63 million, $13 million and $0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3 million, $1 million and $0 million for 2011, 2010 and 2009, respectively.

   Valuation allowances on mortgage loans at December 31, 2011 and 2010 were $9 million and $7 million, respectively.

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2011    2010
                                                ------  ------
                                                 (IN MILLIONS)

Balance, beginning of year..................... $  772  $  795
Contractholder bonus interest credits deferred.     34      39
Amortization charged to income.................    (88)    (62)
                                                ------  ------
Balance, End of Year........................... $  718  $  772
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities are measured at fair value on a recurring basis and are summarized below:

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2011

                                           LEVEL 1    LEVEL 2   LEVEL 3      TOTAL
                                          ---------  --------- ---------  ----------
                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7  $  22,698 $     432  $   23,137
   U.S. Treasury, government and agency..        --      3,948        --       3,948
   States and political subdivisions.....        --        487        53         540
   Foreign governments...................        --        503        22         525
   Commercial mortgage-backed............        --         --       902         902
   Residential mortgage-backed/ (1)/.....        --      1,632        14       1,646
   Asset-backed/ (2)/....................        --         92       172         264
   Redeemable preferred stock............       203        813        14       1,030
                                          ---------  --------- ---------  ----------
     Subtotal............................       210     30,173     1,609      31,992
                                          ---------  --------- ---------  ----------
 Other equity investments................        66         --        77         143
 Trading securities......................       457        525        --         982
 Other invested assets:
   Short-term investments................        --        132        --         132
   Swaps.................................        --        177        (2)        175
   Futures...............................        (2)        --        --          (2)
   Options...............................        --          7        --           7
   Floors................................        --        327        --         327
   Swaptions.............................        --      1,029        --       1,029
                                          ---------  --------- ---------  ----------
     Subtotal............................        (2)     1,672        (2)      1,668
                                          ---------  --------- ---------  ----------
Cash equivalents.........................     2,475         --        --       2,475
Segregated securities....................        --      1,280        --       1,280
GMIB reinsurance contracts...............        --         --    10,547      10,547
Separate Accounts' assets................    83,672      2,532       215      86,419
                                          ---------  --------- ---------  ----------
   Total Assets.......................... $  86,878  $  36,182 $  12,446  $  135,506
                                          =========  ========= =========  ==========

LIABILITIES
GWBL and other features' liability.......        --         --       227         227
                                          ---------  --------- ---------  ----------
   Total Liabilities..................... $      --  $      -- $     227  $      227
                                          =========  ========= =========  ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2010

                                           Level 1   Level 2  Level 3    Total
                                          --------- --------- -------- ----------
                                                       (In Millions)
ASSETS
Investments:
 Fixed maturities, available-for-sale:
   Corporate............................. $       7 $  21,405 $    320 $   21,732
   U.S. Treasury, government and agency..        --     1,916       --      1,916
   States and political subdivisions.....        --       462       49        511
   Foreign governments...................        --       539       21        560
   Commercial mortgage-backed............        --        --    1,103      1,103
   Residential mortgage-backed/ (1)/.....        --     1,668       --      1,668
   Asset-backed/ (2)/....................        --        98      148        246
   Redeemable preferred stock............       207     1,112        2      1,321
                                          --------- --------- -------- ----------
     Subtotal............................       214    27,200    1,643     29,057
                                          --------- --------- -------- ----------
 Other equity investments................        77        24       73        174
 Trading securities......................       425        81       --        506
 Other invested assets:
   Short-term investments................        --       148       --        148
   Swaps.................................        --        40       --         40
   Options...............................        --         4       --          4
   Floors................................        --       326       --        326
   Swaptions.............................        --       171       --        171
                                          --------- --------- -------- ----------
     Subtotal............................        --       689       --        689
                                          --------- --------- -------- ----------
Cash equivalents.........................     1,693        --       --      1,693
Segregated securities....................        --     1,110       --      1,110
GMIB reinsurance contracts...............        --        --    4,606      4,606
Separate Accounts' assets................    89,647     2,160      207     92,014
                                          --------- --------- -------- ----------
   Total Assets.......................... $  92,056 $  31,264 $  6,529 $  129,849
                                          ========= ========= ======== ==========

LIABILITIES
GWBL and other features' liability....... $      -- $      -- $     38 $       38
                                          --------- --------- -------- ----------
   Total Liabilities..................... $      -- $      -- $     38 $       38
                                          ========= ========= ======== ==========

 /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
 /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2011, AFS fixed maturities with fair values of $51 million and $0 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In 2011, the trading restriction period for one of the Company's public securities lapsed, and as a result, $24 million was transferred from a Level 2 classification to a Level 1 classification.

   In 2010, AFS fixed maturities with fair values of $204 million and $56 million were transferred out of Level 3 and into Level 2 and out of Level 2 and into Level 1, respectively, principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $66 million were transferred into the Level 3 classification. These transfers in the aggregate represent approximately 2.0% of total equity at December 31, 2010.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2011 and 2010, respectively.

                              LEVEL 3 INSTRUMENTS
                            FAIR VALUE MEASUREMENTS

                                                              STATE AND
                                                              POLITICAL           COMMERCIAL   RESIDENTIAL
                                                                SUB-     FOREIGN  MORTGAGE-     MORTGAGE-    ASSET-
                                                  CORPORATE   DIVISIONS   GOVTS     BACKED       BACKED      BACKED
                                                 ----------  ----------  -------  ----------  ------------  --------
                                                                            (IN MILLIONS)

BALANCE, JANUARY 1, 2011........................ $      320  $       49  $    21  $    1,103  $         --  $    148
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          1          --       --           2            --        --
     Investment gains (losses), net.............         --          --       --         (30)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $        1  $       --  $    --  $      (28) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Other comprehensive income
         (loss).................................         (2)          5       (1)        (34)           (1)        2
Purchases.......................................        117          --        1          --            --        21
Issuances.......................................         --          --       --          --            --        --
Sales...........................................        (52)         (2)      --        (139)           (5)      (33)
Settlements.....................................         --          --       --          --            --        --
Transfers into Level 3/ (2)/....................        100           1        1          --            20        33
Transfers out of Level 3/ (2)/..................        (52)         --       --          --            --        --
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2011/ (1)/................ $      432  $       53  $    22  $      902  $         14  $    172
                                                 ==========  ==========  =======  ==========  ============  ========

BALANCE, JANUARY 1, 2010........................ $      466  $       47  $    21  $    1,490  $         --  $    217
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)...............          4          --       --           2            --        --
     Investment gains (losses), net.............          6          --       --        (271)           --         1
                                                 ----------  ----------  -------  ----------  ------------  --------
       Subtotal................................. $       10  $       --  $    --  $     (269) $         --  $      1
                                                 ----------  ----------  -------  ----------  ------------  --------
   Other comprehensive income (loss)............          3           3       --         119            --        14
 Purchases/issuances............................         22          --       --          --            --        --
 Sales/settlements..............................        (88)         (1)      --        (237)           --       (40)
 Transfers into/out of Level 3/ (2)/............        (93)         --       --          --            --       (44)
                                                 ----------  ----------  -------  ----------  ------------  --------
BALANCE, DECEMBER 31, 2010/ (1)/................ $      320  $       49  $    21  $    1,103  $         --  $    148
                                                 ==========  ==========  =======  ==========  ============  ========

 /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2011 and 2010.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                    REDEEM-                                                          GWBL
                                                     ABLE           OTHER         OTHER       GMIB      SEPARATE   AND OTHER
                                                   PREFERRED        EQUITY       INVESTED  REINSURANCE  ACCOUNTS   FEATURES
                                                     STOCK    INVESTMENTS/ (1)/   ASSETS      ASSET      ASSETS    LIABILITY
                                                  ----------  -----------------  --------  ----------- ---------  ----------
                                                                                 (IN MILLIONS)

BALANCE, JANUARY 1, 2011                          $        2  $              73  $     --  $     4,606 $     207  $       38
 Total gains (losses), realized and unrealized,
   included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        (2)          --        --          --
     Investment gains (losses), net..............         --                  1        --           --        --          --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        5,737        17          --
     Policyholders' benefits.....................         --                 --        --           --        --         170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $       --  $               1  $     (2) $     5,737 $      17  $      170
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         (1)                 6        --           --        --          --
Purchases........................................         --                  2        --          204         4          19
Issuances........................................         --                 --        --           --        --          --
Sales............................................         (2)                (5)       --           --       (11)         --
Settlements......................................         --                 --        --           --        (2)         --
Transfers into Level 3/ (2)/.....................         15                 --        --           --        --          --
Transfers out of Level 3/ (2)/...................         --                 --        --           --        --          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------

BALANCE, DECEMBER 31, 2011....................... $       14  $              77  $     (2) $    10,547 $     215  $      227
                                                  ==========  =================  ========  =========== =========  ==========

BALANCE, JANUARY 1, 2010......................... $       12  $               2  $    300  $     2,256 $     230  $       55
 Total gains (losses), realized and
   unrealized, included in:
   Earnings (loss) as:
     Net investment income (loss)................         --                 --        --           --        --          --
     Investment gains (losses), net..............          4                 --        --           --       (22)         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................         --                 --        --        2,150        --          --
     Policyholders' benefits.....................         --                 --        --           --        --         (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
       Subtotal.................................. $        4  $              --  $     --  $     2,150 $     (22) $      (34)
                                                  ----------  -----------------  --------  ----------- ---------  ----------
   Other comprehensive income (loss).............         --                 --        --           --        --          --
 Purchases/issuances.............................         --                 60        --          200         2          17
 Sales/settlements...............................        (14)                (1)       --           --        (8)         --
 Transfers into/out of Level 3/ (2)/.............         --                 12      (300)          --         5          --
                                                  ----------  -----------------  --------  ----------- ---------  ----------
BALANCE, DECEMBER 31, 2010....................... $        2  $              73  $     --  $     4,606 $     207  $       38
                                                  ==========  =================  ========  =========== =========  ==========

 /(1)/Includes Trading securities' Level 3 amount.
 /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2011 and 2010 by category for Level 3 assets and liabilities still held at December 31, 2011 and 2010, respectively:

                                                               EARNINGS (LOSS)
                                                   ---------------------------------------
                                                                             INCREASE
                                                      NET     INVESTMENT (DECREASE) IN THE
                                                   INVESTMENT   GAINS      FAIR VALUE OF           POLICY-
                                                     INCOME   (LOSSES),     REINSURANCE            HOLDERS'
                                                     (LOSS)      NET         CONTRACTS       OCI   BENEFITS
                                                   ---------- ---------- ----------------- ------  --------
                                                                        (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2011
STILL HELD AT DECEMBER 31, 2011:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $    1  $    --
     State and political subdivisions.............         --        --               --        5       --
     Foreign governments..........................         --        --               --       (1)      --
     Commercial mortgage-backed...................         --        --               --      (40)      --
     Asset-backed.................................         --        --               --        2       --
     Other fixed maturities, available-for-sale...         --        --               --       (2)      --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  (35) $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            5,941       --       --
   Separate Accounts' assets......................         --        18               --       --       --
   GWBL and other features' liability.............         --        --               --       --     (189)
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $      18   $        5,941   $  (35) $  (189)
                                                   ========== =========   ==============   ======  =======
Level 3 Instruments
Full Year 2010
Still Held at December 31, 2010:/ (1)/
 Change in unrealized gains (losses):
   Fixed maturities, available-for-sale:
     Corporate.................................... $       -- $      --   $           --   $   10  $    --
     State and political subdivisions.............         --        --               --        2       --
     Foreign governments..........................         --        --               --        1       --
     Commercial mortgage-backed...................         --        --               --       92       --
     Asset-backed.................................         --        --               --       13       --
     Other fixed maturities, available-for-sale...         --        --               --       --       --
                                                   ---------- ---------   --------------   ------  -------
       Subtotal................................... $       -- $      --   $           --   $  118  $    --
                                                   ---------- ---------   --------------   ------  -------
     Equity securities, available-for-sale........         --        --               --       --       --
   Other invested assets..........................         --        --               --       --       --
   GMIB reinsurance contracts.....................         --        --            2,350       --       --
   Separate Accounts' assets......................         --       (21)              --       --       --
   GWBL and other features' liability.............         --        --               --       --       17
                                                   ---------- ---------   --------------   ------  -------
       Total...................................... $       -- $     (21)  $        2,350   $  118  $    17
                                                   ========== =========   ==============   ======  =======

 /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2011 and 2010.

   The carrying values and fair values for financial instruments not otherwise disclosed in Notes 3, 5, 12 and 14 are presented in the table below.

                                                 DECEMBER 31,
                                      -----------------------------------
                                            2011              2010
                                      ----------------- -----------------
                                      CARRYING  FAIR    Carrying  Fair
                                       VALUE    VALUE    Value    Value
                                      -------- -------- -------- --------
                                                 (IN MILLIONS)
Consolidated:
 Mortgage loans on real estate....... $  4,281 $  4,432 $  3,571 $  3,669
 Other limited partnership interests.    1,582    1,582    1,451    1,451
 Policyholders liabilities:
   Investment contracts..............    2,549    2,713    2,609    2,679
 Long-term debt......................      200      220      200      228
 Loans to affiliates.................    1,041    1,097    1,045    1,101
Closed Blocks:
 Mortgage loans on real estate....... $  1,205 $  1,254 $    981 $  1,015
 Other equity investments............        1        1        1        1
 SCNILC liability....................        6        6        7        7

8) GMDB, GMIB, GWBL AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts--GMDB, GMIB and GWBL

   The Company has certain variable annuity contracts with GMDB, GMIB and GWBL features in-force that guarantee one of the following:

    . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

    . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

    . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2009... $    981  $  1,980  $  2,961
 Paid guarantee benefits.....     (249)      (58)     (307)
 Other changes in reserve....      355      (364)       (9)
                              --------  --------  --------
Balance at December 31, 2009.    1,087     1,558     2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011. $  1,593  $  4,130  $  5,723
                              ========  ========  ========

   Related GMDB reinsurance ceded amounts were:

                                  GMDB
                              -------------
                              (IN MILLIONS)
Balance at January 1, 2009...  $      327
 Paid guarantee benefits.....         (86)
 Other changes in reserve....         164
                               ----------
Balance at December 31, 2009.         405
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         209
                               ----------
Balance at December 31, 2010.         533
 Paid guarantee benefits.....         (81)
 Other changes in reserve....         264
                               ----------
Balance at December 31, 2011.  $      716
                               ==========

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2011 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN OF
                                                   PREMIUM    RATCHET   ROLL-UP    COMBO      TOTAL
                                                  ---------  --------  --------  ---------  ---------
                                                                 (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account............................... $  12,194  $    218  $    119  $     459  $  12,990
   Separate Accounts............................. $  27,460  $  6,878  $  3,699  $  32,157  $  70,194
 Net amount at risk, gross....................... $   1,642  $  1,400  $  2,944  $  14,305  $  20,291
 Net amount at risk, net of amounts reinsured.... $   1,642  $    879  $  2,003  $   5,964  $  10,488
 Average attained age of contractholders.........      49.2      63.3      68.7       63.9       53.3
 Percentage of contractholders over age 70.......       2.8%     27.6%     47.2%      28.5%      10.4%
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

GMIB:
 Account values invested in:
   General Account...............................       N/A       N/A  $     26  $     583  $     609
   Separate Accounts.............................       N/A       N/A  $  2,479  $  43,408  $  45,887
 Net amount at risk, gross.......................       N/A       N/A  $  2,039  $   9,186  $  11,225
 Net amount at risk, net of amounts reinsured....       N/A       N/A  $    603  $   2,520  $   3,123
 Weighted average years remaining until
   annuitization.................................       N/A       N/A       0.4        5.3        4.9
 Range of contractually specified interest rates.       N/A       N/A    3% - 6%  3% - 6.5%  3% - 6.5%

   The GWBL and other guaranteed benefits related liability, not included above, was $227 million and $38 million at December 31, 2011 and 2010, respectively, which is accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2011      2010
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  46,207 $  48,904
Fixed income.     3,810     3,980
Balanced.....    19,525    22,230
Other........       652       713
              --------- ---------
Total........ $  70,194 $  75,827
              ========= =========
GMIB:
Equity....... $  29,819 $  31,837
Fixed income.     2,344     2,456
Balanced.....    13,379    15,629
Other........       345       370
              --------- ---------
Total........ $  45,887 $  50,292
              ========= =========

   C) Hedging Programs for GMDB, GMIB and GWBL Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2011, the total account value and net amount at risk of the hedged variable annuity contracts were $36,090 million and $8,246 million, respectively, with the GMDB feature and $19,527 million and $2,545 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies--No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  -------
                                          (IN MILLIONS)
Balance at January 1, 2009...   $        203   $      (153) $    50
 Other changes in reserves...             52           (21)      31
                                ------------   -----------  -------
Balance at December 31, 2009.            255          (174)      81
 Other changes in reserves...            120           (57)      63
                                ------------   -----------  -------
Balance at December 31, 2010.            375          (231)     144
 Other changes in reserves...             95           (31)      64
                                ------------   -----------  -------
Balance at December 31, 2011.   $        470   $      (262) $   208
                                ============   ===========  =======

9) REINSURANCE AGREEMENTS

   The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Insurance Group reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2011, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.1% and 43.2%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 22.9% and 49.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2011 and 2010 were $10,547 million and $4,606 million, respectively. The increases (decreases) in estimated fair value were $5,941 million, $2,350 million and $(2,566) million for 2011, 2010 and 2009, respectively.

   At December 31, 2011 and 2010, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,383 million and $2,332 million, of which $1,959 million and $1,913 million related to two specific reinsurers, which are rated A/A- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2011 and 2010, affiliated reinsurance recoverables related to insurance contracts amounted to $1,159 million and $920 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $74 million are included in other liabilities in the consolidated balance sheets at December 31, 2011 and 2010, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $177 million and $195 million at December 31, 2011 and 2010, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2011 and 2010 were $703 million and $685 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                      2011     2010     2009
                                                                    -------  -------  -------
                                                                          (IN MILLIONS)
Direct premiums.................................................... $   908  $   903  $   838
Reinsurance assumed................................................     210      213      202
Reinsurance ceded..................................................    (585)    (586)    (609)
                                                                    -------  -------  -------
Premiums........................................................... $   533  $   530  $   431
                                                                    =======  =======  =======
Universal Life and Investment-type Product Policy Fee Income Ceded. $   221  $   210  $   197
                                                                    =======  =======  =======
Policyholders' Benefits Ceded...................................... $   510  $   536  $   485
                                                                    =======  =======  =======
Interest Credited to Policyholders' Account Balances Ceded......... $    --  $    --  $    --
                                                                    =======  =======  =======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92 million and $90 million at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, respectively, $1,684 million and $1,622 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2011  2010  2009
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  24 $  30 $  38
Incurred benefits related to prior years..    18    10     6
                                           ----- ----- -----
Total Incurred Benefits................... $  42 $  40 $  44
                                           ===== ===== =====
Benefits paid related to current year..... $  15 $  12 $  13
Benefits paid related to prior years......    24    30    34
                                           ----- ----- -----
Total Benefits Paid....................... $  39 $  42 $  47
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2011   2010
                                                                           ------ ------
                                                                           (IN MILLIONS)
Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.2% and 0.3%). $  445 $  225
                                                                           ------ ------
Total short-term debt.....................................................    445    225
                                                                           ------ ------

Long-term debt:
AXA Equitable:
Surplus Notes, 7.7%, due 2015                                                 200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  645 $  425
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($11 million, as of December 31, 2011). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2011, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "2010 AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The 2010 AB Credit Facility replaced AllianceBernstein's existing $1,950 million of committed credit lines (comprised of two separate lines -a $1,000 million committed, unsecured revolving credit facility in the name of AllianceBernstein, which had a scheduled expiration date of February 17, 2011, and SCB LLC's $950 million committed, unsecured revolving credit facility, which had a scheduled expiration date of January 25, 2011), both of which were terminated upon the effectiveness of the 2010 AB Credit Facility. AllianceBernstein has agreed to guarantee the obligations of SCB LLC under the 2010 AB Credit Facility.

   The 2010 AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the 2010 AB Credit Facility and management expects to draw on the 2010 AB Credit Facility from time to time.

   The 2010 AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The 2010 AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the 2010 AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The 2010 AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the 2010 AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the 2010 AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the 2010 AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the 2010 AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2011 and 2010, AllianceBernstein had no amounts outstanding under the 2010 AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2011, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued $650 million in 5.4% Senior Unsecured Notes to AXA Equitable. These notes pay interest semi-annually and were scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $14 million, $59 million and $56 million, respectively, for 2011, 2010 and 2009.

   In 2011, 2010 and 2009, respectively, the Company paid AXA Distribution and its subsidiaries $641 million, $647 million and $634 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $413 million, $428 million and $402 million, respectively, for their applicable share of operating expenses in 2011, 2010 and 2009, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA Bermuda a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Bermuda also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Bermuda provide important capital management benefits to AXA Equitable. At December 31, 2011 and 2010, the Company's GMIB reinsurance asset with AXA Bermuda had carrying values of $8,129 million and $3,384 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2011, 2010 and 2009 related to the UL and no lapse guarantee riders totaled approximately $484 million, $477 million and $494 million, respectively. Ceded claims paid in 2011, 2010 and 2009 were $31 million, $39 million and $37 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2011, 2010 and 2009 under this arrangement totaled approximately $1 million, $0 million and $1 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $0 million, $0 million and $1 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2011, 2010 and 2009 totaled approximately $9 million, $9 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2011, 2010 and 2009 from AXA Equitable Life and Annuity Company totaled approximately $8 million, $7 million and $8 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $4 million, $4 million and $5 million, respectively. Premiums earned in 2011, 2010 and 2009 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2011, 2010 and 2009 were $8 million, $10 million and $4 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $152 million, $160 million and $152 million in 2011, 2010 and 2009, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $22 million, $51 million and $50 million in 2011, 2010 and 2009, respectively. The net receivable related to these contracts was approximately $15 million and $9 million at December 31, 2011 and 2010, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                             2011   2010   2009
                                            ------ ------ ------
                                               (IN MILLIONS)
Investment advisory and services fees...... $  865 $  809 $  644
Distribution revenues......................    352    339    277
Other revenues--shareholder servicing fees.     92     93     90
Other revenues--other......................      6      5      7
Institutional research services............     --     --      1

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2011, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $665 million and $7 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Act, and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2011, no minimum contribution is required to be made in 2012 under ERISA, as amended by the Pension Protection Act of 2006 (the "Pension Act"), but management is currently evaluating if it will make contributions during 2012. AllianceBernstein currently estimates that it will contribute $6 million to its pension plan during 2012.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2011    2010    2009
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   41  $   37  $   38
Interest cost.................    122     129     136
Expected return on assets.....   (120)   (115)   (126)
Net amortization..............    145     125      95
Plan amendments and additions.     --      13       2
                               ------  ------  ------
Net Periodic Pension Expense.. $  188  $  189  $  145
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2011      2010
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,424  $  2,241
Service cost....................................       30        30
Interest cost...................................      122       129
Actuarial (gains) losses........................      229       171
Benefits paid...................................     (179)     (170)
Plan amendments and additions...................       --        23
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,626  $  2,424
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2011      2010
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  1,529  $  1,406
Actual return on plan assets.........................       77       106
Contributions........................................      672       202
Benefits paid and fees...............................     (185)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,093     1,529
PBO..................................................    2,626     2,424
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (533) $   (895)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $533 million and $895 million at December 31, 2011 and 2010, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,626 million and $2,093 million, respectively, at December 31, 2011 and $2,424 million and $1,529 million, respectively, at December 31, 2010. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,593 million and $2,093 million, respectively, at December 31, 2011 and $2,391 million and $1,529 million, respectively, at December 31, 2010. The accumulated benefit obligation for all defined benefit pension plans was $2,593 million and $2,391 million at December 31, 2011 and 2010, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2011 and 2010 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2011     2010
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,679 $  1,554
Unrecognized prior service cost (credit).        7        8
                                          -------- --------
 Total................................... $  1,686 $  1,562
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $161 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2011 and 2010:

                                   DECEMBER 31,
                                 ----------------
                                   2011     2010
                                 -------  -------
                                   (IN MILLIONS)
Fixed Maturities................    52.4%    48.5%
Equity Securities...............    36.3     37.0
Equity real estate..............     9.3     11.8
Cash and short-term investments.     2.0      2.7
                                 -------  -------
 Total..........................   100.0%   100.0%
                                 =======  =======

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2011, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2011, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2011 and 2010, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2011:                     ------- -------- ------- --------
                                                 (IN MILLIONS)
ASSET CATEGORIES
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private real estate investment trusts.     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2010:                     ------- -------- ------- --------
                                                 (In Millions)
Asset Categories
Fixed Maturities:
 Corporate............................ $   --  $    564 $   --  $    564
 U.S. Treasury, government and agency.     --       148     --       148
 States and political subdivisions....     --         9     --         9
 Other structured debt................     --        --      6         6
Common and preferred equity...........    410         2     --       412
Mutual funds..........................    115        --     --       115
Derivatives, net......................      1         6     --         7
Private real estate investment funds..     --        --     13        13
Private investment trusts.............     --        51    163       214
Cash and cash equivalents.............      6         2     --         8
Short-term investments................      2        31     --        33
                                       ------  -------- ------  --------
 Total................................ $  534  $    813 $  182  $  1,529
                                       ======  ======== ======  ========

   At December 31, 2011, assets classified as Level 1, Level 2, and Level 3 comprise approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. At December 31, 2010, assets classified as Level 1, Level 2 and Level 3 comprised approximately 34.9%, 53.2% and 11.9%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $183 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2011 and 2010, respectively.

                                                                        PRIVATE
                                                                      REAL ESTATE  PRIVATE
                                                          FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES /(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     ---------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2011..........................   $        6      $      13  $      163 $    --  $  182
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2011.           --              3          20      --      23
 Purchases/issues...................................           --             --          --       1       1
 Sales/settlements..................................           --            (12)         --      (1)    (13)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2011........................   $        6      $       4  $      183 $    --  $  193
                                                       ==========      =========  ========== =======  ======
Balance at January 1, 2010..........................   $        7      $      12  $      147 $     2  $  168
Actual return on plan assets:.......................
 Relating to assets still held at December 31, 2010.           (1)             1          16      --      16
 Purchases, sales, issues and settlements, net......           --             --          --      (2)     (2)
 Transfers into/out of Level 3......................           --             --          --      --      --
                                                       ----------      ---------  ---------- -------  ------
Balance at December 31, 2010........................   $        6      $      13  $      163 $    --  $  182
                                                       ==========      =========  ========== =======  ======

 /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits obligations at December 31, 2011 and 2010 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2011 and 2010.

                                                                           2011  2010
                                                                           ----  ----
Discount rates:
 Benefit obligation....................................................... 4.25% 5.25%
 Periodic cost............................................................ 5.25% 6.00%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $13 million, $14 million and $16 million for 2011, 2010 and 2009, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2012, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2011 and include benefits attributable to estimated future employee service.

                    PENSION
                   BENEFITS
                 -------------
                 (IN MILLIONS)

2012............    $  201
2013............       203
2014............       200
2015............       199
2016............       197
Years 2017-2021.       939

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, are expected to have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Many of the specifics associated with this new healthcare legislation remain unclear, and further guidance is expected to become available as clarifying regulations are issued to address how the law is to be implemented. Management, in consultation with its actuarial advisors in respect of the Company's health and welfare plans, has concluded that a reasonable and reliable estimate of the impact of the Health Acts on future benefit levels cannot be made as of December 31, 2011 due to the significant uncertainty and complexity of many aspects of the new law.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $416 million, $199 million and $78 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units was approximately $2 million.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   On March 20, 2009, under the terms of the AXA Performance Unit Plan 2009, the AXA Board awarded approximately 1.3 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and the insurance related businesses of AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2009 plan generally cliff-vest on the second anniversary of their award date. When fully-vested, the performance units earned will be settled in cash or, in some cases, a combination of cash (70%) and stock (30%), the stock having transfer restrictions for a two-year period. For 2009 awards, the price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 18, 2011. For 2011 and 2010, the Company recognized compensation expense (credit) of approximately $(2) million and $9 million in respect of the March 20, 2009 grant of performance units.

   For 2011, 2010 and 2009, the Company recognized compensation costs of $2 million, $16 million and $5 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2011 and 2010 was $24 million and $38 million, respectively. Approximately 3,473,323 outstanding performance units are at risk to achievement of 2011 performance criteria, primarily representing the grant of March 18, 2011 for which cumulative average 2011-2012 performance targets will determine the number of performance units earned and including one-half of the award granted on March 19, 2010.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on

   December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In 2009, AllianceBernstein awarded 9.8 million restricted AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") in connection with compensation plans for senior officers and employees and in connection with certain employee's employment and separation agreements. The restricted Holding units had grant date fair values ranging from $16.79 to $28.38 and vest over a period ranging between two and five years. The aggregate grant date fair values of these 2009 restricted Holding unit awards was approximately $257 million. As a result, the Company's economic ownership of AllianceBernstein decreased to 35.9%. In 2009, as a result of the issuance of these restricted Holding units, the Company's Capital in excess of par value decreased by $65 million, net of applicable taxes with corresponding increases in Noncontrolling interests of $65 million.

   AllianceBernstein engages in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program and for other corporate purposes and purchases Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards. During 2011 and 2010, AllianceBernstein purchased 13.5 million and 8.8 million Holding units for $221 million and $226 million respectively. These amounts reflect open-market purchases of 11.1 million and 7.4 million Holding units for $192 million and $195 million, respectively, with the remainder primarily relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election. AllianceBernstein intends to continue to engage in open-market purchases of Holding units to help fund anticipated obligations under its incentive compensation award program.

   AllianceBernstein granted 1.7 million restricted Holding units (not including 8.7 million restricted Holding units granted in January 2012 for
   2011) and 13.1 million restricted Holding unit awards to employees during 2011 and 2010, respectively. To fund these awards, AB Holding allocated previously repurchased Holding units that had been held in the consolidated rabbi trust. In 2010, Holding issued 3.2 million Holding units and AllianceBernstein used 9.9 million, previously repurchased Holding units held in the consolidated rabbi trust.

   The 2011 incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, the 8.7 million restricted Holding units for the December 2011 awards were issued from the consolidated rabbi trust in January 2012. There were approximately 13.6 million and 6.2 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2011 and January 31, 2012, respectively. The 2011 awards were not issued until January 2012, therefore the Company's ownership percentage was not impacted at December 31, 2011. The balance as of January 31, 2012 also reflects repurchases and other activity during January 2012. In 2011, the purchases and issuances of Holding units resulted in an increase of $54 million and a decrease of $19 million in Capital in excess of par value during 2011 and 2010, respectively, with a corresponding $54 million decrease and a $19 million increase in Noncontrolling interest.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the number of newly-issued Holding units with respect to which awards may be granted is 30.0 million. The 2010 Plan also permits AllianceBernstein to award an additional 30.0 million Holding units if they acquire the Holding units on the open market or through private purchases. As of December 31, 2011, AllianceBernstein granted 13.2 million Holding units net of forfeitures, under the 2010 Plan. As of December 31, 2011, 27.0 million newly issued Holding units and 19.8 million repurchased Holding units were available for grant.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   In addition, future deferred incentive compensation awards, including awards granted in 2011, will contain the same continued vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense will reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition will more closely match the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million), $164 million and $208 million for 2011, 2010 and 2009, respectively. The cost of the 2011 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   Option Plans. On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $2 million.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2011 follows:

                                                                           Options Outstanding
                                          -------------------------------------------------------------------------------
                                                                                                        AllianceBernstein
                                                 AXA Ordinary Shares            AXA ADRs/ (3)/            Holding Units
                                          ---------------------------       ---------------------- ----------------------
                                                             Weighted                     Weighted                  Weighted
                                             Number          Average           Number     Average     Number        Average
                                           Outstanding       Exercise        Outstanding  Exercise  Outstanding     Exercise
                                          (In Millions)       Price         (In Millions)  Price   (In Millions)     Price
                                          ------------- -------------       ------------- -------- ------------- --------
Options outstanding at January 1, 2011...        16.3   (Euro)  22.34              10.0   $  19.96        10.2   $  41.24
Options granted..........................         2.4   (Euro)  14.52                --   $     --         0.1   $  21.75
Options exercised........................          --   (Euro)     --              (0.6)  $  15.63        (0.1)  $  17.05
Options forfeited, net...................        (0.6)  (Euro)  21.59              (1.8)  $  27.24        (0.8)  $  55.66
Options expired..........................          --              --                --         --        (0.4)  $  50.59
                                            ---------                         ---------              ---------
Options Outstanding at December 31, 2011.        18.1   (Euro)  19.40               7.6   $  18.47         9.0   $  39.63
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)     --/ (2)/               $   1.70               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.74                              1.83                    6.4
                                            =========                         =========              =========
Options Exercisable at December 31, 2011.        10.9   (Euro)  25.35               7.6   $  18.48         3.3      36.65
                                            =========   =============         =========   ========   =========   ========
Aggregate Intrinsic Value /(1)/..........               (Euro)   --/ (2)/                 $    1.7               $     --/ (2)/
                                                        =============                     ========               ========
Weighted Average
Remaining
Contractual Term
(in years)...............................        4.59                              1.82                    5.6
                                            =========                         =========              =========

 /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2011 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
 /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2011 was $9 million. The intrinsic value related to employee and financial professional exercises of stock options during 2011, 2010 and 2009 were $3 million, $3 million and $8 million, respectively, resulting in amounts currently deductible for tax purposes of $1 million, $1 million and $3 million, respectively, for the periods then ended. In 2011, 2010 and 2009, windfall tax benefits of approximately $1 million, $1 million and $2 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2011, AXA Financial held 666,731 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.25 per share, of which approximately 549,298 were designated to fund future exercises of outstanding stock options and approximately 117,433 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2011, 2010 and 2009, respectively.

                                                         AXA Ordinary Shares       AllianceBernstein Holding Units
                                                      -------------------------  -----------------------------------
                                                        2011     2010     2009     2011       2010          2009
                                                      -------  -------  -------  -------  ------------  ------------
Dividend yield.......................................    7.00%    6.98%   10.69%    5.40%  7.2 - 8.2%    5.2 - 6.1%
Expected volatility..................................   33.90%    36.5%    57.5%   47.30% 46.2 - 46.6%  40.0 - 44.6%
Risk-free interest rates.............................    3.13%    2.66%    2.74%    1.90%  2.2 - 2.3%    1.6 - 2.1%
Expected life in years...............................     6.4      6.4      5.5      6.0       6.0        6.0 - 6.5
Weighted average fair value per option at grant date. $  2.49  $  3.54  $  2.57  $  5.98  $       6.18  $       3.52

   For 2011, 2010 and 2009, the Company recognized compensation costs for employee stock options of $26 million, $16 million, and $20 million, respectively. As of December 31, 2011, approximately $3 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.6 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2011, 2010 and 2009, respectively, the Company recognized compensation costs of $378 million, $149 million and $45 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2011, approximately 16 million restricted shares and Holding units remain unvested. At December 31, 2011, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 2.7 years.

   The following table summarizes unvested restricted stock activity for 2011.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2011...   391,761   $  29.97
Granted..........................    16,665   $  14.01
Vested...........................   117,906   $  31.64
Forfeited........................    46,948         --
                                   --------
Unvested as of December 31, 2011.   243,572   $  30.22
                                   ========

   Restricted stock vested in 2011, 2010 and 2009 had aggregate vesting date fair values of approximately $2 million, $2 million and $2 million, respectively.

   Tandem SARs/NSOs. In January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The value of these tandem SARs/NSOs at December 31, 2009 was $1 million. In 2010, all remaining outstanding and unexercised tandem SARs/NSOs expired out-of-the-money. During 2010 and 2009, respectively, approximately 103,569 and 11,368 of these awards were exercised at an aggregate cash-settlement value of $357,961 and $77,723. The Company recorded compensation expense (credit) for these fully-vested awards of $(142,559) and $(474,610) for 2010 and 2009, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the then-outstanding and unexercised awards.

   SARs. For 2011, 2010 and 2009, respectively, 113,210, 24,101 and 129,722
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2011, 2010 and 2009 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.71- 14.96 Euros, 15.43 Euros and 10.00 Euros, respectively, as of the date of exercise. At December 31, 2011, 495,610 SARs were outstanding, having weighted average remaining contractual term of 6.4 years. The accrued value of SARs at December 31, 2011 and 2010 was $136,667 and $236,114, respectively, and recorded as liabilities in the consolidated balance sheets. For 2011, 2010 and 2009, the Company recorded compensation expense (credit) for SARs of $(87,759), $(865,661) and $731,835, respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2011, eligible employees and financial professionals of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2011. Eligible employees and financial professionals could reserve a share purchase during the reservation period from September 1, 2011 through September 16, 2011 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from November 3, 2011 through November 7, 2011. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 27, 2011 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $11.83 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 13.60% formula discounted price of $12.77 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2011 which is July 1, 2016. All subscriptions became binding and irrevocable at November 7, 2011.

   The Company recognized compensation expense of $9 million in 2011, $17 million in 2010 and $7 million in 2009 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2011, 2010 and 2009 primarily invested under Investment Option B for the purchase of approximately 9 million, 8 million and 6 million AXA ordinary shares, respectively.

   AXA Miles Program. On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Board granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011, 2010 and 2009, respectively, the Company recognized compensation expense of approximately $1 million, $2 million and $2 million in respect of this grant of AXA Miles. On March 16, 2012, 50 free AXA ordinary shares will be granted to all AXA Group employees worldwide. These 50 shares will vest upon completion of a two or four year vesting period depending on applicable local regulations, and subject to fulfillment of certain conditions. Half of these 50 AXA Miles will be granted to each employee without being subject to any performance condition; the second half of the AXA Miles will be subject to fulfillment of a performance condition determined by AXA's Board of Directors.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense was not material for 2011 and 2010.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan -- AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)NET INVESTMENT INCOME (LOSS) AND INVESTMENT GAINS (LOSSES), NET

   The following table breaks out Net investment income (loss) by asset category:

                                     2011      2010      2009
                                   --------  --------  --------
                                           (IN MILLIONS)
Fixed maturities.................. $  1,555  $  1,616  $  1,582
Mortgage loans on real estate.....      241       231       231
Equity real estate................       19        20         6
Other equity investments..........      116       111       (68)
Policy loans......................      229       234       238
Short-term investments............        5        11        21
Derivative investments............    2,374      (284)   (3,079)
Broker-dealer related receivables.       13        12        15
Trading securities................      (29)       49       137
Other investment income...........       37        36        14
                                   --------  --------  --------
 Gross investment income (loss)...    4,560     2,036      (903)
Investment expenses...............      (55)      (56)      (73)
Interest expense..................       (3)       (4)       (4)
                                   --------  --------  --------
Net Investment Income (Loss)...... $  4,502  $  1,976  $   (980)
                                   ========  ========  ========

   For 2011, 2010 and 2009, respectively, Net investment income (loss) from derivatives included $1,303 million, $(968) million and $(1,769) million of realized gains (losses) on contracts closed during those periods and $1,071 million, $684 million and $(1,310) million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment gains (losses), net including changes in the valuation allowances are as follows:

                                 2011    2010    2009
                                ------  ------  -----
                                    (IN MILLIONS)
Fixed maturities............... $  (29) $ (200) $  (2)
Mortgage loans on real estate..    (14)    (18)    --
Other equity investments.......     (4)     34     53
Other..........................     --      --      3
                                ------  ------  -----
Investment Gains (Losses), Net. $  (47) $ (184) $  54
                                ======  ======  =====

   There were no writedowns of mortgage loans on real estate and of equity real estate in 2011, 2010 and 2009.

   For 2011, 2010 and 2009, respectively, proceeds received on sales of fixed maturities classified as AFS amounted to $340 million, $840 million and $2,901 million. Gross gains of $6 million, $28 million and $320 million and gross losses of $9 million, $16 million and $128 million were realized on these sales in 2011, 2010 and 2009, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as AFS for 2011, 2010 and 2009 amounted to $907 million, $903 million and $2,353 million, respectively.

   For 2011, 2010 and 2009, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $10 million, $31 million and $40 million.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

   The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of AOCI and the changes for the corresponding years, follow:

                                                                                             2011     2010      2009
                                                                                            ------  -------  ---------
                                                                                                   (IN MILLIONS)
Balance attributable to AXA Equitable, beginning of year................................... $  379  $   (68) $  (1,271)
Changes in unrealized investment gains (losses) on investments.............................    907      835      2,494
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend
   obligation and other....................................................................   (131)     (68)        58
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................    (79)    (110)      (578)
 Deferred income tax (expense) benefit.....................................................   (199)    (217)      (705)
                                                                                            ------  -------  ---------
Total......................................................................................    757      372         (2)
Less: Changes in unrealized investment (gains) losses attributable to
  noncontrolling interest..................................................................     21        7        (66)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========
Balance, end of year comprises:
Unrealized investment gains (losses) on:
 Fixed maturities.......................................................................... $1,782  $   875  $      33
 Other equity investments..................................................................      2        2          9
                                                                                            ------  -------  ---------
 Total.....................................................................................  1,784      877         42
Impact of unrealized investment gains (losses) attributable to:
 Participating group annuity contracts, Closed Blocks policyholder dividend obligation and
   other...................................................................................   (270)    (139)       (71)
 Insurance liability loss recognition......................................................   (120)      --         --
 DAC.......................................................................................   (211)    (132)       (22)
 Deferred income tax (expense) benefit.....................................................   (418)    (219)        (2)
                                                                                            ------  -------  ---------
Total......................................................................................    765      387        (53)
Less: (Income) loss attributable to noncontrolling interest................................     13       (8)       (15)
                                                                                            ------  -------  ---------
Balance Attributable to AXA Equitable, End of Year......................................... $  778  $   379  $     (68)
                                                                                            ======  =======  =========

15)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2011     2010     2009
                               -------  -------  --------
                                     (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $    40  $   (34) $     81
 Deferred (expense) benefit...  (1,062)    (673)    1,191
                               -------  -------  --------
Total......................... $(1,022) $  (707) $  1,272
                               =======  =======  ========

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                                2011      2010       2009
                                             ---------  --------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $  (1,167) $ (1,055) $   1,078
Noncontrolling interest.....................       (36)       66        105
Separate Accounts investment activity.......        83        53         72
Non-taxable investment income (loss)........         8        15         27
Adjustment of tax audit reserves............        (7)      (13)         7
State income taxes..........................         7        (5)       (12)
AllianceBernstein Federal and foreign taxes.       (13)       (3)        (6)
Tax settlement..............................        84        99         --
ACMC conversion.............................        --       135         --
Other.......................................        19         1          1
                                             ---------  --------  ---------
Income tax (expense) benefit................ $  (1,022) $   (707) $   1,272
                                             =========  ========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million. The Company has appealed certain issues to the Appeals Office of the IRS.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2011-2012 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                         DECEMBER 31, 2011  December 31, 2010
                                         ------------------ ------------------
                                         ASSETS LIABILITIES Assets Liabilities
                                         ------ ----------- ------ -----------
                                                     (IN MILLIONS)
  Compensation and related benefits..... $  248  $     --   $  229  $     --
  Reserves and reinsurance..............     --     3,060       --       977
  DAC...................................     --     1,279       --     2,610
  Unrealized investment gains or losses.     --       418       --       259
  Investments...........................     --     1,101       --       800
  Alternative minimum tax credits.......    242        --      241        --
  Other.................................     79        --      108        --
                                         ------  --------   ------  --------
  Total................................. $  569  $  5,858   $  578  $  4,646
                                         ======  ========   ======  ========

   The Company provides income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States. As of December 31, 2011, $214 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $80 million would need to be provided if such earnings were remitted.

   At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature. At December 31, 2010, the total amount of unrecognized tax benefits was $525 million, of which $510 million would affect the effective rate and $15 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2011 and 2010 were $97 million and $91 million, respectively. For 2011, 2010 and 2009, respectively, there were $14 million, $10 million and $4 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                              2011    2010    2009
                                             ------  ------  ------
                                                  (IN MILLIONS)
Balance at January 1,....................... $  434  $  577  $  477
Additions for tax positions of prior years..    337     168     155
Reductions for tax positions of prior years.   (235)   (266)    (50)
Additions for tax positions of current year.      1       1       1
Settlements with tax authorities............    (84)    (46)     (6)
                                             ------  ------  ------
Balance at December 31,..................... $  453  $  434  $  577
                                             ======  ======  ======

   In addition to the appeal of the 2004 and 2005 tax years to the Appeals Office of the IRS, it is expected that the examination of tax years 2006 and 2007 will begin during 2012. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

16)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                                     DECEMBER 31,
                                                                                             ---------------------------
                                                                                               2011     2010      2009
                                                                                             -------  -------  ---------
                                                                                                    (IN MILLIONS)
Unrealized gains (losses) on investments.................................................... $   765  $   387  $       9
Defined benefit pension plans...............................................................  (1,082)  (1,008)      (968)
Impact of implementing new accounting guidance, net of taxes................................      --       --        (62)
                                                                                             -------  -------  ---------
Total accumulated other comprehensive income (loss).........................................    (317)    (621)    (1,021)
                                                                                             -------  -------  ---------
Less: Accumulated other comprehensive (income) loss attributable to noncontrolling interest.      13       (8)       (15)
                                                                                             -------  -------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable................. $  (304) $  (629) $  (1,036)
                                                                                             =======  =======  =========

   The components of OCI for the past three years follow:

                                                                                                2011    2010     2009
                                                                                               ------  ------  --------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  879  $  646  $  2,558
 (Gains) losses reclassified into net earnings (loss) during the year.........................     28     189        (2)
                                                                                               ------  ------  --------
Net unrealized gains (losses) on investments..................................................    907     835     2,556
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................   (529)   (395)   (1,225)
                                                                                               ------  ------  --------
Change in unrealized gains (losses), net of adjustments.......................................    378     440     1,331
Change in defined benefit pension plans.......................................................    (74)    (40)       (3)
                                                                                               ------  ------  --------
Total other comprehensive income (loss), net of income taxes..................................    304     400     1,328
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............     21       7       (66)
                                                                                               ------  ------  --------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $  325  $  407  $  1,262
                                                                                               ======  ======  ========

17)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2011, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2012, 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2012 and the four successive years are $217 million, $226 million, $221 million, $218 million, $215 million and $1,738 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2012 and the four successive years is $13 million, $14 million, $14 million, $13 million, $14 million and $43 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2011, AXA Equitable recorded a $55 million pre-tax charge related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                DECEMBER 31,
                            -------------------
                             2011   2010   2009
                            -----  -----  -----
                               (IN MILLIONS)
Balance, beginning of year. $  11  $  20  $  60
Additions..................    79     13     55
Cash payments..............   (43)   (17)   (88)
Other reductions...........    (3)    (5)    (7)
                            -----  -----  -----
Balance, End of Year....... $  44  $  11  $  20
                            =====  =====  =====

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space. AllianceBernstein recorded pre-tax real estate charges totaling $7 million in 2011.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2011, these arrangements include commitments by the Company to provide equity financing of $423 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2011. The Company had $137 million of commitments under existing mortgage loan agreements at December 31, 2011.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Bermuda, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Bermuda to the extent that AXA Bermuda holds assets in an irrevocable trust ($8,809 million at December 31, 2011) and/or letters of credit ($1,915 million at December 31, 2011). Under the reinsurance transactions, AXA Bermuda is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Bermuda fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Bermuda's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $40 million in a venture capital fund over a six-year period. In December 2011, AllianceBernstein sold 12.5% of its funded interest and commitment to an unaffiliated third party for $2 million. As of December 31, 2011, AllianceBernstein had funded $14 million, net of the sales proceeds, of its revised commitment of $35 million.

   Also during 2009, AllianceBernstein was selected by the U.S. Treasury Department as one of nine pre-qualified investment managers under the Public-Private Investment Program. As part of the program, each investment manager is required to invest a minimum of $20 million in the Public-Private Investment Fund they manage. As of December 31, 2011, AllianceBernstein funded $18 million of this commitment.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest up to 2.5% of the capital of the Real Estate Fund up to a maximum of $50 million. As of December 31, 2011, AllianceBernstein had funded $4 million of this commitment.

18)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of substantially all fees paid.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable also has been contacted by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed several reports with the NYSDFS related to its request. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments.

                              -------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These proceedings involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, and its subsidiaries from time to time are involved in such proceedings. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

19)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $363 million during 2012. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2011, 2010 and 2009, respectively, the Insurance Group's statutory net income (loss) totaled $967 million, $(510) million and $1,783 million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,845 million and $4,232 million at December 31, 2011 and 2010, respectively. In 2011 and 2010, respectively, AXA Equitable paid $379 million and $300 million in shareholder dividends; no dividends were paid in 2009.

   At December 31, 2011, AXA Equitable, in accordance with various government and state regulations, had $86 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2012 will approximate $71 million.

   At December 31, 2011 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2011.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                   DECEMBER 31,
                                                                          -----------------------------
                                                                            2011      2010       2009
                                                                          --------  --------  ---------
                                                                                  (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $    824  $    685  $     (39)
Change in AVR............................................................     (211)     (291)       289
                                                                          --------  --------  ---------
Net change in statutory surplus, capital stock and AVR...................      613       394        250
Adjustments:
 Future policy benefits and policyholders' account balances..............     (270)      (61)    (5,995)
 DAC.....................................................................   (3,650)      747        860
 Deferred income taxes...................................................     (996)   (1,006)     1,167
 Valuation of investments................................................       16       145       (659)
 Valuation of investment subsidiary......................................      590       366       (579)
 Increase (decrease) in the fair value of the reinsurance contract asset.    5,941     2,350     (2,566)
 Pension adjustment......................................................      111        56         17
 Premiums and benefits ceded to AXA Bermuda..............................     (156)   (1,099)     5,541
 Shareholder dividends paid..............................................      379       300         --
 Changes in non-admitted assets..........................................     (154)      (64)        29
 Other, net..............................................................      (10)      (55)       (33)
 U.S. GAAP adjustments for Wind-up Annuities.............................       --        --       (195)
                                                                          --------  --------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $  2,414  $  2,073  $  (2,163)
                                                                          ========  ========  =========

                                                                       DECEMBER 31,
                                                             -------------------------------
                                                                2011       2010       2009
                                                             ---------  ---------  ---------
                                                                      (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,625  $   3,801  $   3,116
AVR.........................................................       220        431        722
                                                             ---------  ---------  ---------
Statutory surplus, capital stock and AVR....................     4,845      4,232      3,838
Adjustments:
 Future policy benefits and policyholders' account balances.    (2,456)    (2,015)    (1,464)
 DAC........................................................     4,653      8,383      7,745
 Deferred income taxes......................................    (5,744)    (4,775)    (3,705)
 Valuation of investments...................................     2,266      1,658        673
 Valuation of investment subsidiary.........................       231       (657)    (1,019)
 Fair value of reinsurance contracts........................    10,547      4,606      2,256
 Deferred cost of insurance ceded to AXA Bermuda............     2,693      2,904      3,178
 Non-admitted assets........................................       510        761      1,036
 Issuance of surplus notes..................................    (1,525)    (1,525)    (1,525)
 Other, net.................................................      (459)      (521)      (152)
                                                             ---------  ---------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,561  $  13,051  $  10,861
                                                             =========  =========  =========

20)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                                2011       2010      2009
                             ---------  ---------  --------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance................... $  15,140  $   8,511  $    337
Investment Management/ (1)/.     2,750      2,959     2,941
Consolidation/elimination...       (18)       (29)      (36)
                             ---------  ---------  --------
Total Revenues.............. $  17,872  $  11,441  $  3,242
                             =========  =========  ========

 /(1)/Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

                                                                             2011      2010      2009
                                                                           --------  -------- ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................. $  3,495  $  2,613 $  (3,665)
Investment Management/ (2)/...............................................     (164)      400       588
Consolidation/elimination.................................................        4         2        (2)
                                                                           --------  -------- ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes..... $  3,335  $  3,015 $  (3,079)
                                                                           ========  ======== =========

 /(2)/Net of interest expenses incurred on securities borrowed.

                                DECEMBER 31,
                           ----------------------
                              2011        2010
                           ----------  ----------
                                (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $  154,207  $  152,038
Investment Management.....     11,811      11,130
Consolidation/elimination.         (2)        (12)
                           ----------  ----------
Total Assets.............. $  166,016  $  163,156
                           ==========  ==========

   In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

21)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2011 and 2010 are summarized below:

                                                                   THREE MONTHS ENDED
                                                     ---------------------------------------------
                                                     MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                     --------  -------- ------------- ------------
                                                                     (IN MILLIONS)
2011
Total Revenues...................................... $  1,311  $  3,402 $      10,858 $      2,301
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $   (602) $    737 $       2,346 $        (67)
                                                     ========  ======== ============= ============

2010
Total Revenues...................................... $  2,133  $  5,387 $       5,115 $     (1,194)
                                                     ========  ======== ============= ============
Earnings (Loss) from Continuing Operations,
 Net of Income Taxes, Attributable to AXA Equitable. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============
Net Earnings (Loss), Attributable to AXA Equitable.. $    396  $  1,591 $       1,567 $     (1,481)
                                                     ========  ======== ============= ============

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance Company and Separate Account A are included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     (a)    Resolutions of the Board of Directors of The Equitable
                       Life Assurance Society of the United States
                       ("Equitable") authorizing the establishment of the Registrant, previously filed with this Registration
                       Statement No. 33-47949 on April 26, 1996.

                (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, previously filed with this Registration Statement No. 33-47949 on April 26, 1996.

         2.     Not applicable.

3.  (a)        Distribution and Servicing Agreement dated as of May 1, 1994 among EQ
               Financial Consultants, Inc. (now AXA Advisors, LLC), Equitable and
               Equitable Variable incorporated herein by reference to Exhibit 1-A(8)
               to Registration Statement on Form S-6, (File No. 333-17663), filed on
               December 11, 1996.

    (b)        Distribution Agreement dated January 1, 2000 for services by The
               Equitable Life Assurance Society of the United States to AXA Network,
               LLC and its subsidiaries previously filed with this Registration
               Statement (File No. 33-47949) on April 19, 2001.

    (c)        Transition Agreement dated January 1, 2000 for services by AXA
               Network LLC and its subsidiaries to The Equitable Life Assurance
               Society of the United States previously filed with this Registration
               Statement (File No. 33-47949) on April 19, 2001.

    (d)        General Agent Sales Agreement dated January 1, 2000 between The
               Equitable Life Assurance Society of the United States and AXA
               Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, (File No.
               2-30070), filed April 19, 2004.

    (d)(i)     First Amendment dated as of January 1, 2003 to General Agent Sales
               Agreement dated January 1, 2000 between The Equitable Life Assurance
               Society of the United States and AXA Network, LLC and its
               subsidiaries, incorporated herein by reference to Registration
               Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

    (d)(ii)    Second Amendment dated as of January 1, 2004 to General Agent Sales
               Agreement dated January 1, 2000 between The Equitable Life Assurance
               Society of the United States and AXA Network, LLC and its
               subsidiaries, incorporated herein by reference to Registration
               Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

    (d)(iii)   Third Amendment to General Agent Sales Agreement dated as of
               January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form
               N-4 (File No. 333-127445), filed on August 11, 2005.

    (d)(iv)    Fourth Amendment to General Agent Sales Agreement dated as of
               January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form
               N-4 (File No. 333-127445), filed on August 11, 2005.

    (d)(v)     Fifth Amendment, dated as of November 1, 2006, to General Agent Sales
               Agreement dated as of January 1, 2000 by and between The Equitable
               Life Assurance Society of the United States and AXA Network, LLC and
               its subsidiaries incorporated herein by reference to the Registration
               Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

    (d)(vi)    Sixth Amendment, dated as of February 15, 2008, to General Agent
               Sales Agreement dated as of January 1, 2000 by and between AXA
               Equitable Life Insurance Company (formerly known as The Equitable
               Life Assurance Society of the United States) and AXA Network, LLC and
               its subsidiaries, incorporated herein by reference to Registration
               Statement on Form N-4 (File No. 333-05593), filed on April 24, 2012.

    (d)(vii)   Seventh Amendment, dated as of February 15, 2008, to General Agent
               Sales Agreement dated as of January 1, 2000 by and between AXA
               Equitable Life Insurance Company (formerly known as The Equitable
               Life Assurance Society of the United States) and AXA Network, LLC and
               its subsidiaries, incorporated herein by reference to Registration
               Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on
               April 20, 2009.

    (d)(viii)  Eighth Amendment, dated as of November 1, 2008, to General Agent
               Sales Agreement dated as of January 1, 2000 by and between AXA
               Equitable Life Insurance Company (formerly known as The Equitable
               Life Assurance Society of the United States) and AXA Network, LLC and
               its subsidiaries, incorporated herein by reference to Registration
               Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on
               April 20, 2009.

    (d)(ix)    Ninth Amendment dated as of November 1, 2011 to General Agent Sales
               Agreement dated as of January 1, 2000 by and between AXA Life
               Insurance Company (formerly known as The Equitable Life Assurance
               Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration
               Statement filed on Form N-4 (File No. 333-05593) filed on April 24,
               2012.

    (e)        Form of Brokerage General Agent Sales Agreement with Schedule and
               Amendment to Brokerage General Agent Sales Agreement among [Brokerage
               General Agent] and AXA Distributors, LLC, AXA Distributors Insurance
               Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and
               AXA Distributors Insurance Agency

         of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

    (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

4. (a) Form of group annuity contract and individual annuity certificate, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

    (b) Form of Endorsement to group annuity contract for contribution sources, previously filed with this Registration Statement (File No. 33-47949) on April 21, 2006 and incorporated herein by reference.

    (c) Form of endorsement to group annuity contract for transfer rules (Form No. PF 2007MKT) previously filed with this registration statement (File No. 33-47949) on April 21, 2009 and incorporated herein by reference.

5.  Form of application, previously filed with this Registration Statement No.
    33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

6.         (a)  Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement filed on Form N-4, (File No. 333-05593), filed on April 24, 2012.

           (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No.6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

7.  Not applicable.

8.         (a)  Amended and Restated Participation Agreement among EQ Advisors
                Trust, AXA Equitable Life Insurance Company ("AXA Equitable"),
                AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No.
                25 to the EQ Advisor's Trust Registration Statement on Form N-1A
                (File No. 333-17217 and 811-07953), filed on February 7, 2003.

       (a) (i)  Amendment No. 1, dated May 2, 2003, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                28 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on February 10, 2004.

      (a) (ii)  Amendment No. 2, dated July 9, 2004, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                35 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on October 15, 2004.

     (a) (iii)  Amendment No. 3, dated October 1, 2004, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                35 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on October 15, 2004.

      (a) (iv)  Amendment No. 4, dated May 1, 2005, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                37 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on April 7, 2005.

       (a) (v)  Amendment No. 5, dated September 30, 2005, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                44 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on April 5, 2006.

      (a) (vi)  Amendment No. 6, dated August 1, 2006, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                51 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on February 2, 2007.

     (a) (vii)  Amendment No. 7, dated May 1, 2007, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                53 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on April 27, 2007.

    (a) (viii)  Amendment No. 8, dated January 1, 2008, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                56 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on December 27, 2007.

      (a) (ix)  Amendment No. 9, dated May 1, 2008, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                61 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on February 13, 2009.

       (a) (x)  Amendment No. 10, dated January 1, 2009, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                64 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on March 16, 2009.

      (a) (xi)  Amendment No. 11, dated May 1, 2009, to the Amended and Restated
                Participation Agreement among EQ Advisors Trust, AXA Equitable,
                AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                67 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on April 15, 2009.

     (a) (xii)  Amendment No. 12, dated September 29, 2009, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                70 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on January 21, 2010.

    (a) (xiii)  Amendment No. 13, dated August 16, 2010, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                77 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on February 3, 2011.

     (a) (xiv)  Amendment No. 14, dated December 15, 2010, to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No.
                77 To the EQ Advisor's Trust Registration Statement (File No.
                333-17217) on Form N-1A filed on February 3, 2011.

      (a) (xv)  Amendment No. 15, dated June 7, 2011 , to the Amended and
                Restated Participation Agreement among EQ Advisors Trust, AXA
                Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust
                Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

           (b)  Participation Agreement among AXA Premier VIP Trust, AXA
                Equitable, AXA Advisors, AXA Distributors and EDI dated as of
                December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA
                Premier VIP Trust Registration Statement (File No. 333-70754) on
                Form N-1A filed on December 10, 2001.

       (b) (i)  Amendment No. 1, dated as of August 1, 2003 to the Participation
                Agreement among AXA Premier VIP Trust, AXA Equitable, AXA
                Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No.
                6 to AXA Premier VIP Trust Registration Statement (File No.
                333-70754) on Form N-1A filed on February 25, 2004.

      (b) (ii)  Amendment No. 2, dated as of May 1, 2006 to the Participation
                Agreement among AXA Premier VIP Trust, AXA Equitable, AXA
                Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No.
                16 to AXA Premier VIP Trust Registration Statement (File No.
                333-70754) on Form N-1A filed on June 1, 2006.

     (b) (iii)  Amendment No. 3, dated as of May 25, 2007 to the Participation
                Agreement among AXA Premier VIP Trust, AXA Equitable, AXA
                Advisors, AXA Distributors and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No.
                20 to AXA Premier VIP Trust Registration Statement (File No.
                333-70754) on Form N-1A filed on February 5, 2008.

9. Opinion and Consent of Dodie Kent, Esq., Vice-President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

10. (a)  Consent of PricewaterhouseCoopers LLP, filed herewith.

    (b)  Powers of Attorney, filed herewith.

    (c) Notice concerning regulatory relief, previously filed with this Registration Statement No. 33-47949 on May 15, 1992, refiled electronically on August 19, 1998.

11.       Not applicable.

12.       Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

 NAME AND PRINCIPAL                     POSITIONS AND OFFICES WITH
 BUSINESS ADDRESS                       AXA EQUITABLE
 ------------------                     -------------------------------------

 DIRECTORS

 Henri de Castries                      Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Denis Duverne                          Director
 AXA
 25, Avenue Matignon
 75008 Paris, France

 Charlynn Goins                         Director
 30 Beekman Place, Apt. 8A
 New York, NY 10022

 Danny L. Hale                          Director
 900 20th Avenue South
 Nashville, TN 37212

 Anthony J. Hamilton                    Director
 AXA UK plc
 5 Old Broad Street
 London, England EC2N 1AD

 Peter S. Kraus                         Director
 AllianceBernstein Corporation
 1345 Avenue of the Americas
 New York, NY 10105

 Ramon de Oliveira                      Director
 Investment Audit Practice, LLC
 70 South Fifth Street
 Park Ridge, NJ 07656

 Lorie A. Slutsky                       Director
 The New York Community Trust
 909 Third Avenue
 New York, NY 10022

 Ezra Suleiman                          Director
 Princeton University
 Corwin Hall
 Princeton, NJ 08544

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS
--------------

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer,
                                    Treasurer and interim Chief Financial
                                    Officer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

Item 26.Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

       Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

       AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

       (a) The AXA Group Organizational Charts June 1st 2011 are incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4, filed December 23, 2011.

       (b) The AXA Financial, Inc. - Subsidiary Organization Chart Q4-2011 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-05593) on Form N-4 filed April 24, 2012.

Item 27. Number of Contractowners

       As of February 29, 2012, there were 4,117 Qualified Contract Owners and 0 Non-Qualified contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

       (a)Indemnification of Directors and Officers

          The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

       7.4Indemnification of Directors, Officers and Employees.

         (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

             (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

             (ii)any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

            (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

         (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

       (b)Idemnification of Principal Underwriters

       To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

       (c)Undertaking

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.Principal Underwriters

       (a) AXA Advisors, LLC, an affiliate of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for its Separate Account No. 301, Separate Account No. 45, Separate Account No. 49, Separate Account I, Separate Account FP, AXA Premier VIP Trust and EQ Advisors Trust, and of MONY Variable Account A, MONY Variable Account L, MONY Variable Account S, MONY America Variable Account A, MONY America Variable Account L, and Keynote Series Account. AXA Advisors, LLC's principal business address is 1290 Avenue of the Americas, NY, NY 10104.

       (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                    (AXA ADVISORS LLC)
------------------                  ------------------------------------------

*Andrew J. McMahon                  Director, Chairman of the Board and Chief
                                    Financial Protection & Wealth Management
                                    Officer

*Christine Nigro                    President and Director

*Manish Agarwal                     Director

*Nicholas B. Lane                   Director and Chief Retirement Services
                                    Officer

*Robert O. Wright, Jr.              Director, Vice Chairman of the Board and
                                    Chief Sales Officer

*Frank Massa                        Chief Operating Officer

*Philip Pescatore                   Chief Risk Officer

*William Degnan                     Senior Vice President

*David M. Kahal                     Senior Vice President

*George Papazicos                   Senior Vice President

*Vincent Parascandola               Senior Vice President

*Robert P. Walsh                    Vice President and Chief Anti-Money
                                    Laundering Officer

*Patricia Roy                       Chief Compliance Officer

*Maurya Keating                     Vice President and Chief Broker Dealer

*Francesca Divone                   Secretary

*Susan Vesey                        Assistant Secretary

*Denise Tedeschi                    Assistant Vice President and Assistant
                                    Secretary

Item 30. Location of Accounts and Records

       The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY, 10020 and 500 Plaza Drive, Secaucus, NJ 07096.

Item 31. Management Services

       Not applicable.

Item 32. Undertakings

       The Registrant hereby undertakes:

       (a)to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

       (b)to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

       (c)to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d)AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City and State of New York, on this 24th day of April, 2012.

                             SEPARATE ACCOUNT A OF
                             AXA EQUITABLE LIFE INSURANCE COMPANY

                                              (Registrant)

                             By: AXA Equitable Life Insurance Company
                                               (Depositor)

                             By: /s/ Dodie Kent
                             ------------------------------------------------
                                Dodie Kent
                                Vice President and Associate General Counsel

                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2012.

                               AXA EQUITABLE LIFE INSURANCE COMPANY
                                          (Depositor)

                               By:  /s/ Dodie Kent
                                    --------------------------------------------
                                    Dodie Kent
                                    Vice President and Associate General Counsel
                                    AXA Equitable Life Insurance Company

   As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                            Chairman of the Board, Chief
                                         Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Bertrand Poupart-Lafarge                Executive Vice President, Chief
                                         Investment Officer, Treasurer and
                                         interim Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan                        Executive Vice President (acting
                                         Principal Accounting Officer)

*DIRECTORS:

Mark Pearson              Danny L. Hale        Ramon de Oliveira
Henri de Castries         Anthony J. Hamilton  Lorie A. Slutsky
Denis Duverne             Peter S. Kraus       Ezra Suleiman
Charlynn Goins            Andrew J. McMahon    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2012

                                 EXHIBIT INDEX

         EXHIBIT NO.                                        TAG VALUE
         -----------                                        ---------

          9.         Opinion and Consent of Counsel         EX-99.9

         10.(a)      Consent of PricewaterhouseCoopers LLP  EX-99.10a

         10.(b)      Powers of Attorney                     EX-99.10b